Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Banks - 91.3%
Bank of America Corp.	11,450	$379,224
JPMorgan Chase & Co.	2,799	375,346
Wells Fargo & Co.	8,755	361,494
Citigroup, Inc.	6,846	309,645
U.S. Bancorp	6,120	266,893
PNC Financial Services Group, Inc.	1,680	265,339
Truist Financial Corp.	5,874	252,758
Bank of New York Mellon Corp.	4,314	196,373
State Street Corp.	2,156	167,241
M&T Bank Corp.	1,136	164,788
First Republic Bank	1,308	159,432
Fifth Third Bancorp	4,784	156,963
Regions Financial Corp.	6,773	146,026
Huntington Bancshares, Inc.	10,303	145,272
Citizens Financial Group, Inc.	3,639	143,267
Northern Trust Corp.	1,593	140,965
KeyCorp	7,683	133,838
SVB Financial Group*	524	120,593
First Horizon Corp.	4,711	115,420
ICICI Bank Ltd. ADR	5,068	110,939
HDFC Bank Ltd. ADR	1,590	108,772
Toronto-Dominion Bank	1,664	107,761
First Citizens BancShares, Inc. — Class A	142	107,687
HSBC Holdings plc ADR	3,357	104,604
Popular, Inc.	1,573	104,321
Royal Bank of Canada	1,081	101,636
Bank of Nova Scotia	2,074	101,585
East West Bancorp, Inc.	1,507	99,311
Comerica, Inc.	1,484	99,205
Webster Financial Corp.	2,066	97,804
Bank of Montreal	1,072	97,123
UBS Group AG	5,191	96,916
Commerce Bancshares, Inc.	1,408	95,860
Cullen/Frost Bankers, Inc.	706	94,392
Zions Bancorp North America	1,888	92,814
Canadian Imperial Bank of Commerce	2,230	90,204
Signature Bank	769	88,604
BOK Financial Corp.	827	85,834
Western Alliance Bancorporation	1,421	84,635
Prosperity Bancshares, Inc.	1,157	84,091
Valley National Bancorp	6,990	79,057
Pinnacle Financial Partners, Inc.	1,053	77,290
SouthState Corp.	1,000	76,360
United Bankshares, Inc.	1,859	75,271
Synovus Financial Corp.	1,999	75,062
Old National Bancorp	4,151	74,635
Glacier Bancorp, Inc.	1,478	73,043
Wintrust Financial Corp.	854	72,180
Bank OZK	1,757	70,385
First Financial Bankshares, Inc.	2,046	70,382
First Interstate BancSystem, Inc. — Class A	1,803	69,686
FNB Corp.	5,339	69,674
Home BancShares, Inc.	3,030	69,054
Cadence Bank	2,769	68,284
UMB Financial Corp.	785	65,563
Umpqua Holdings Corp.	3,600	64,260
Hancock Whitney Corp.	1,318	63,778
Independent Bank Corp.	737	62,225
ServisFirst Bancshares, Inc.	891	61,399
First Hawaiian, Inc.	2,350	61,194
Associated Banc-Corp.	2,646	61,096
United Community Banks, Inc.	1,790	60,502
CVB Financial Corp.	2,338	60,203
Community Bank System, Inc.	952	59,928
Texas Capital Bancshares, Inc.*	957	57,717
Bank of Hawaii Corp.	736	57,084
Ameris Bancorp	1,199	56,521
Cathay General Bancorp	1,361	55,515
Simmons First National Corp. — Class A	2,567	55,396
Eastern Bankshares, Inc.	3,186	54,959
Fulton Financial Corp.	3,248	54,664
PacWest Bancorp	2,290	52,556
BankUnited, Inc.	1,512	51,363
Atlantic Union Bankshares Corp.	1,439	50,566
Columbia Banking System, Inc.	1,670	50,317
Hilltop Holdings, Inc.	1,532	45,975
Triumph Financial, Inc.*	704	34,404
Customers Bancorp, Inc.*	1,084	30,721
Silvergate Capital Corp. — Class A*,1	1,244	21,646
Total Banks		8,424,890
Diversified Financial Services - 4.3%
Apollo Global Management, Inc.	3,186	203,235
Capital One Financial Corp.	2,082	193,543
Total Diversified Financial Services		396,778
Insurance - 2.6%
Equitable Holdings, Inc.	3,579	102,717
Voya Financial, Inc.	1,271	78,154
Jackson Financial, Inc. — Class A	1,553	54,029
Total Insurance		234,900
Savings & Loans - 1.3%
New York Community Bancorp, Inc.	7,714	66,340
Pacific Premier Bancorp, Inc.	1,705	53,810
Total Savings & Loans		120,150
Total Common Stocks
(Cost $7,782,012)		9,176,718

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$28,240	28,240
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	10,861	10,861
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	10,828	10,828
Total Repurchase Agreements
(Cost $49,929)		49,929

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	15,772	$15,772
Total Securities Lending Collateral
(Cost $15,772)		$15,772
Total Investments - 100.2%
(Cost $7,847,713)		$9,242,419
Other Assets & Liabilities, net - (0.2)%		(18,205)
Total Net Assets - 100.0%		$9,224,214

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,176,718	$—	$—	$9,176,718
Repurchase Agreements	—	49,929	—	49,929
Securities Lending Collateral	15,772	—	—	15,772
Total Assets	$9,192,490	$49,929	$—	$9,242,419

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 98.8%
Chemicals - 46.5%
Air Products and Chemicals, Inc.	3,511	$1,082,301
Sherwin-Williams Co.	4,306	1,021,943
Ecolab, Inc.	5,880	855,893
Dow, Inc.	15,860	799,185
DuPont de Nemours, Inc.	11,325	777,235
PPG Industries, Inc.	5,817	731,430
LyondellBasell Industries N.V. — Class A	8,573	711,816
International Flavors & Fragrances, Inc.	6,420	673,073
Linde plc	2,026	660,841
Albemarle Corp.	2,993	649,062
FMC Corp.	4,246	529,901
CF Industries Holdings, Inc.	5,940	506,088
Mosaic Co.	11,520	505,382
Westlake Corp.	4,595	471,171
RPM International, Inc.	4,750	462,887
Celanese Corp. — Class A	4,482	458,240
Nutrien Ltd.	6,110	446,213
Eastman Chemical Co.	5,036	410,132
Olin Corp.	6,717	355,598
Valvoline, Inc.	9,985	326,010
Axalta Coating Systems Ltd.*	12,713	323,800
Ashland, Inc.	2,982	320,654
Huntsman Corp.	11,064	304,039
Chemours Co.	9,603	294,044
Element Solutions, Inc.	15,324	278,744
Balchem Corp.	2,141	261,438
HB Fuller Co.	3,586	256,829
Cabot Corp.	3,815	254,995
Livent Corp.*	12,335	245,096
Avient Corp.	7,104	239,831
Sensient Technologies Corp.	3,233	235,750
Ingevity Corp.*	3,064	215,828
Trinseo plc	5,206	118,228
Total Chemicals		15,783,677
Mining - 16.4%
Freeport-McMoRan, Inc.	25,506	969,228
Newmont Corp.	17,548	828,266
Rio Tinto plc ADR	6,268	446,282
BHP Group Ltd. ADR	6,974	432,737
Teck Resources Ltd. — Class B	11,082	419,121
Agnico Eagle Mines Ltd.	7,860	408,641
Alcoa Corp.	8,424	383,039
Wheaton Precious Metals Corp.	9,409	367,704
Royal Gold, Inc.	3,243	365,551
Franco-Nevada Corp.	2,347	320,319
MP Materials Corp.*	10,359	251,516
Arconic Corp.*	9,275	196,259
Compass Minerals International, Inc.	3,833	157,153
Total Mining		5,545,816
Packaging & Containers - 12.1%
Ball Corp.	10,352	529,401
Packaging Corporation of America	3,490	446,406
Crown Holdings, Inc.	5,171	425,108
Westrock Co.	11,410	401,176
Berry Global Group, Inc.	5,996	362,338
AptarGroup, Inc.	3,289	361,724
Sealed Air Corp.	7,091	353,699
Graphic Packaging Holding Co.	15,681	348,902
Sonoco Products Co.	5,396	327,591
Silgan Holdings, Inc.	6,120	317,261
O-I Glass, Inc.*	13,189	218,542
Total Packaging & Containers		4,092,148
Iron & Steel - 9.7%
Nucor Corp.	5,566	733,655
Steel Dynamics, Inc.	5,304	518,201
Reliance Steel & Aluminum Co.	2,256	456,705
Cleveland-Cliffs, Inc.*	23,858	384,352
United States Steel Corp.	12,745	319,262
Commercial Metals Co.	6,438	310,955
ArcelorMittal S.A.	11,653	305,542
ATI, Inc.*	8,615	257,244
Total Iron & Steel		3,285,916
Building Materials - 6.9%
Vulcan Materials Co.	3,603	630,921
Martin Marietta Materials, Inc.	1,772	598,883
MDU Resources Group, Inc.	10,984	333,255
Eagle Materials, Inc.	2,206	293,067
Louisiana-Pacific Corp.	4,331	256,395
Summit Materials, Inc. — Class A*	8,517	241,808
Total Building Materials		2,354,329
Biotechnology - 2.5%
Corteva, Inc.	14,463	850,135
Household Products & Housewares - 1.6%
Avery Dennison Corp.	2,890	523,090
Forest Products & Paper - 1.4%
International Paper Co.	13,323	461,375
Coal - 1.1%
Alpha Metallurgical Resources, Inc.	1,358	198,798
Warrior Met Coal, Inc.	5,146	178,257
Total Coal		377,055
Housewares - 0.6%
Scotts Miracle-Gro Co. — Class A	4,525	219,870
Total Common Stocks
(Cost $20,364,044)		33,493,411

EXCHANGE-TRADED FUNDS† - 1.0%
VanEck Junior Gold Miners ETF	10,328	368,193
Total Exchange-Traded Funds
(Cost $443,979)		368,193

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$183,164	$183,164
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	70,448	70,448
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	70,229	70,229
Total Repurchase Agreements
(Cost $323,841)		323,841
Total Investments - 100.8%
(Cost $21,131,864)		$34,185,445
Other Assets & Liabilities, net - (0.8)%		(281,745)
Total Net Assets - 100.0%		$33,903,700

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,493,411	$—	$—	$33,493,411
Exchange-Traded Funds	368,193	—	—	368,193
Repurchase Agreements	—	323,841	—	323,841
Total Assets	$33,861,604	$323,841	$—	$34,185,445

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 73.8%
Amgen, Inc.	29,425	$7,728,182
Gilead Sciences, Inc.	80,843	6,940,372
Regeneron Pharmaceuticals, Inc.*	8,072	5,823,867
Moderna, Inc.*	31,120	5,589,774
Vertex Pharmaceuticals, Inc.*	19,158	5,532,447
Corteva, Inc.	73,813	4,338,728
Biogen, Inc.*	15,518	4,297,245
Horizon Therapeutics plc*	33,926	3,860,779
Illumina, Inc.*	18,894	3,820,367
Alnylam Pharmaceuticals, Inc.*	15,407	3,661,474
Seagen, Inc.*	26,188	3,365,420
Royalty Pharma plc — Class A	82,927	3,277,275
BioMarin Pharmaceutical, Inc.*	28,967	2,997,795
Incyte Corp.*	34,788	2,794,172
Sarepta Therapeutics, Inc.*	18,867	2,444,786
United Therapeutics Corp.*	8,753	2,434,122
Halozyme Therapeutics, Inc.*	33,232	1,890,901
Karuna Therapeutics, Inc.*	9,503	1,867,340
BioNTech SE ADR	11,295	1,696,735
Apellis Pharmaceuticals, Inc.*	32,273	1,668,837
Cytokinetics, Inc.*	36,413	1,668,444
Arrowhead Pharmaceuticals, Inc.*	40,178	1,629,620
Ionis Pharmaceuticals, Inc.*	42,846	1,618,293
Mirati Therapeutics, Inc.*	35,455	1,606,466
Exelixis, Inc.*	97,306	1,560,788
CRISPR Therapeutics AG*	35,871	1,458,156
Maravai LifeSciences Holdings, Inc. — Class A*	96,361	1,378,926
Denali Therapeutics, Inc.*	46,930	1,305,123
Ultragenyx Pharmaceutical, Inc.*	27,397	1,269,303
Intellia Therapeutics, Inc.*	34,816	1,214,730
BioCryst Pharmaceuticals, Inc.*	97,834	1,123,134
Blueprint Medicines Corp.*	24,840	1,088,240
Beam Therapeutics, Inc.*	27,758	1,085,615
Guardant Health, Inc.*	33,051	898,987
Veracyte, Inc.*	36,316	861,779
Twist Bioscience Corp.*	32,537	774,706
Iovance Biotherapeutics, Inc.*	97,222	621,249
Fate Therapeutics, Inc.*	50,376	508,294
Editas Medicine, Inc.*	57,128	506,725
Emergent BioSolutions, Inc.*	41,151	485,993
Novavax, Inc.*,1	45,249	465,160
Biohaven Ltd.*	28,189	391,263
Total Biotechnology		99,551,612
Pharmaceuticals - 17.2%
AbbVie, Inc.	70,229	11,349,709
AstraZeneca plc ADR	58,420	3,960,876
Viatris, Inc.	229,343	2,552,587
Neurocrine Biosciences, Inc.*	19,520	2,331,469
Jazz Pharmaceuticals plc*	13,184	2,100,343
Ironwood Pharmaceuticals, Inc. — Class A*	78,356	970,831
Total Pharmaceuticals		23,265,815
Healthcare-Products - 4.9%
Bio-Techne Corp.	30,342	2,514,745
Exact Sciences Corp.*	41,943	2,076,598
Natera, Inc.*	37,011	1,486,732
CareDx, Inc.*	44,596	508,840
Total Healthcare-Products		6,586,915
Healthcare-Services - 3.7%
ICON plc*	9,906	1,924,241
Medpace Holdings, Inc.*	8,308	1,764,702
Syneos Health, Inc.*	37,205	1,364,679
Total Healthcare-Services		5,053,622
Total Common Stocks
(Cost $72,609,576)		134,457,964

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$604,997	604,997
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	232,691	232,691
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	231,970	231,970
Total Repurchase Agreements
(Cost $1,069,658)		1,069,658

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	341,490	341,490
Total Securities Lending Collateral
(Cost $341,490)		341,490
Total Investments - 100.7%
(Cost $74,020,724)		$135,869,112
Other Assets & Liabilities, net - (0.7)%		(997,042)
Total Net Assets - 100.0%		$134,872,070

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$134,457,964	$—	$—	$134,457,964
Repurchase Agreements	—	1,069,658	—	1,069,658
Securities Lending Collateral	341,490	—	—	341,490
Total Assets	$134,799,454	$1,069,658	$—	$135,869,112

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 36.9%
Mondelez International, Inc. — Class A	52,878	$3,524,319
Kraft Heinz Co.	64,169	2,612,320
General Mills, Inc.	30,392	2,548,369
Hershey Co.	10,681	2,473,399
Sysco Corp.	28,956	2,213,686
Kroger Co.	45,507	2,028,702
Kellogg Co.	25,346	1,805,649
Hormel Foods Corp.	39,519	1,800,090
Tyson Foods, Inc. — Class A	28,142	1,751,839
McCormick & Company, Inc.	20,783	1,722,703
Conagra Brands, Inc.	41,158	1,592,815
J M Smucker Co.	9,620	1,524,385
Campbell Soup Co.	26,353	1,495,533
Lamb Weston Holdings, Inc.	15,169	1,355,502
Albertsons Companies, Inc. — Class A	57,581	1,194,230
Performance Food Group Co.*	18,886	1,102,754
US Foods Holding Corp.*	29,792	1,013,524
Ingredion, Inc.	9,588	938,953
Flowers Foods, Inc.	31,784	913,472
Post Holdings, Inc.*	9,502	857,651
Sprouts Farmers Market, Inc.*	20,397	660,251
Grocery Outlet Holding Corp.*	22,143	646,354
TreeHouse Foods, Inc.*	12,984	641,150
Hostess Brands, Inc.*	27,542	618,042
United Natural Foods, Inc.*	15,801	611,657
Cal-Maine Foods, Inc.	10,723	583,867
Hain Celestial Group, Inc.*	27,371	442,863
Beyond Meat, Inc.*,1	21,543	265,194
Total Food		38,939,273
Beverages - 26.2%
Coca-Cola Co.	96,778	6,156,049
PepsiCo, Inc.	32,224	5,821,588
Monster Beverage Corp.*	26,814	2,722,425
Keurig Dr Pepper, Inc.	71,518	2,550,332
Constellation Brands, Inc. — Class A	10,348	2,398,149
Brown-Forman Corp. — Class B	32,299	2,121,398
Molson Coors Beverage Co. — Class B	24,446	1,259,458
Coca-Cola Europacific Partners plc	20,375	1,127,145
Celsius Holdings, Inc.*	9,416	979,641
Anheuser-Busch InBev S.A. ADR	16,198	972,528
Fomento Economico Mexicano SAB de CV ADR	11,302	882,912
Boston Beer Company, Inc. — Class A*	2,239	737,795
Total Beverages		27,729,420
Agriculture - 13.6%
Philip Morris International, Inc.	46,354	4,691,488
Altria Group, Inc.	72,921	3,333,219
Archer-Daniels-Midland Co.	28,421	2,638,890
Bunge Ltd.	14,569	1,453,549
Darling Ingredients, Inc.*	18,961	1,186,769
British American Tobacco plc ADR	25,250	1,009,495
Total Agriculture		14,313,410
Cosmetics & Personal Care - 13.2%
Procter & Gamble Co.	46,236	7,007,528
Estee Lauder Companies, Inc. — Class A	14,216	3,527,132
Colgate-Palmolive Co.	38,351	3,021,675
Beauty Health Co.*	42,079	382,919
Total Cosmetics & Personal Care		13,939,254
Household Products & Housewares - 5.9%
Kimberly-Clark Corp.	18,479	2,508,524
Church & Dwight Company, Inc.	20,579	1,658,873
Clorox Co.	10,606	1,488,340
Spectrum Brands Holdings, Inc.	10,220	622,603
Total Household Products & Housewares		6,278,340
Retail - 2.0%
Casey's General Stores, Inc.	4,435	994,992
Freshpet, Inc.*	10,723	565,853
Nu Skin Enterprises, Inc. — Class A	13,016	548,755
Total Retail		2,109,600
Pharmaceuticals - 1.2%
BellRing Brands, Inc.*	27,489	704,818
Herbalife Nutrition Ltd.*	38,041	566,050
Total Pharmaceuticals		1,270,868
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	16,937	568,237

Total Common Stocks
(Cost $63,940,403)		105,148,402

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.0%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$310	310
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	119	119
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	119	119
Total Repurchase Agreements
(Cost $548)		548

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	208,911	208,911
Total Securities Lending Collateral
(Cost $208,911)		208,911
Total Investments - 99.7%
(Cost $64,149,862)		$105,357,861
Other Assets & Liabilities, net - 0.3%		316,828
Total Net Assets - 100.0%		$105,674,689

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$105,148,402	$—	$—	$105,148,402
Repurchase Agreements	—	548	—	548
Securities Lending Collateral	208,911	—	—	208,911
Total Assets	$105,357,313	$548	$—	$105,357,861

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 84.0%
Consumer, Non-cyclical - 21.6%
UnitedHealth Group, Inc.	6,080	$3,223,494
Amgen, Inc.	6,080	1,596,851
Johnson & Johnson	6,080	1,074,032
Procter & Gamble Co.	6,080	921,485
Merck & Company, Inc.	6,080	674,576
Coca-Cola Co.	6,080	386,749
Total Consumer, Non-cyclical		7,877,187
Financial - 17.1%
Goldman Sachs Group, Inc.	6,080	2,087,750
Visa, Inc. — Class A	6,080	1,263,181
Travelers Companies, Inc.	6,080	1,139,939
American Express Co.	6,080	898,320
JPMorgan Chase & Co.	6,080	815,328
Total Financial		6,204,518
Consumer, Cyclical - 14.6%
Home Depot, Inc.	6,080	1,920,429
McDonald's Corp.	6,080	1,602,262
Walmart, Inc.	6,080	862,083
NIKE, Inc. — Class B	6,080	711,421
Walgreens Boots Alliance, Inc.	6,080	227,149
Total Consumer, Cyclical		5,323,344
Industrial - 12.8%
Caterpillar, Inc.	6,080	1,456,525
Honeywell International, Inc.	6,080	1,302,944
Boeing Co.*	6,080	1,158,179
3M Co.	6,080	729,114
Total Industrial		4,646,762
Technology - 11.2%
Microsoft Corp.	6,080	1,458,106
International Business Machines Corp.	6,080	856,611
Salesforce, Inc.*	6,080	806,147
Apple, Inc.	6,080	789,975
Intel Corp.	6,080	160,694
Total Technology		4,071,533
Energy - 3.0%
Chevron Corp.	6,080	1,091,299
Communications - 2.9%
Walt Disney Co.*	6,080	528,231
Cisco Systems, Inc.	6,080	289,651
Verizon Communications, Inc.	6,080	239,552
Total Communications		1,057,434
Basic Materials - 0.8%
Dow, Inc.	6,080	306,371
Total Common Stocks
(Cost $27,684,659)		30,578,448

MUTUAL FUNDS† - 5.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	98,739	951,842
Guggenheim Strategy Fund II1	37,085	891,519
Total Mutual Funds
(Cost $1,898,270)		1,843,361

	Face Amount
U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
3.89% due 01/12/23[2,3]	$600,000	599,479
3.80% due 01/17/23[3,4]	8,000	7,988
Total U.S. Treasury Bills
(Cost $607,274)		607,467

REPURCHASE AGREEMENTS††,5 - 9.8%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[2]	2,017,439	2,017,439
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[2]	775,938	775,938
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[2]	773,535	773,535
Total Repurchase Agreements
(Cost $3,566,912)		3,566,912
Total Investments - 100.6%
(Cost $33,757,115)		$36,596,188
Other Assets & Liabilities, net - (0.6)%		(214,095)
Total Net Assets - 100.0%		$36,382,093

 Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	7	Mar 2023	$1,165,255	$(34,058)

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	01/26/23	89	$2,937,612	$10,458
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	4.80% (SOFR + 0.50%)	At Maturity	01/25/23	52	1,732,749	(25,100)
							$4,670,361	$(14,642)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,578,448	$—	$—	$30,578,448
Mutual Funds	1,843,361	—	—	1,843,361
U.S. Treasury Bills	—	607,467	—	607,467
Repurchase Agreements	—	3,566,912	—	3,566,912
Equity Index Swap Agreements**	—	10,458	—	10,458
Total Assets	$32,421,809	$4,184,837	$—	$36,606,646

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$34,058	$—	$—	$34,058
Equity Index Swap Agreements**	—	25,100	—	25,100
Total Liabilities	$34,058	$25,100	$—	$59,158

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$910,432	$–	$–	$–	$(18,913)	$891,519	37,085	$22,217
Guggenheim Ultra Short Duration Fund — Institutional Class	2,386,129	–	(1,400,000)	(41,542)	7,255	951,842	98,739	26,543
	$3,296,561	$–	$(1,400,000)	$(41,542)	$(11,658)	$1,843,361		$48,760

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 89.9%
NVIDIA Corp.	18,095	$2,644,403
Broadcom, Inc.	4,182	2,338,282
Texas Instruments, Inc.	10,812	1,786,359
QUALCOMM, Inc.	14,620	1,607,323
Intel Corp.	58,000	1,532,940
Advanced Micro Devices, Inc.*	23,615	1,529,543
Analog Devices, Inc.	8,197	1,344,554
Applied Materials, Inc.	13,240	1,289,311
Lam Research Corp.	2,613	1,098,244
KLA Corp.	2,816	1,061,716
Micron Technology, Inc.	20,899	1,044,532
Taiwan Semiconductor Manufacturing Company Ltd. ADR	13,899	1,035,336
Microchip Technology, Inc.	12,724	893,861
Marvell Technology, Inc.	22,351	827,881
NXP Semiconductor N.V.	5,121	809,272
GLOBALFOUNDRIES, Inc.*,1	14,084	758,987
ON Semiconductor Corp.*	11,667	727,671
ASML Holding N.V. — Class G	1,259	687,918
Monolithic Power Systems, Inc.	1,660	586,992
Skyworks Solutions, Inc.	6,122	557,898
Teradyne, Inc.	6,036	527,244
STMicroelectronics N.V. — Class Y1	13,874	493,498
Entegris, Inc.	7,044	462,016
Qorvo, Inc.*	4,787	433,894
Lattice Semiconductor Corp.*	6,528	423,537
Wolfspeed, Inc.*	5,720	394,909
MKS Instruments, Inc.	4,264	361,289
Amkor Technology, Inc.	14,588	349,820
Silicon Laboratories, Inc.*	2,250	305,257
Power Integrations, Inc.	4,203	301,439
Cirrus Logic, Inc.*	3,883	289,206
Synaptics, Inc.*	2,969	282,530
Ambarella, Inc.*	3,299	271,277
MaxLinear, Inc. — Class A*	7,161	243,116
SiTime Corp.*	2,122	215,638
Semtech Corp.*	7,072	202,896
Total Semiconductors		29,720,589
Energy-Alternate Sources - 6.7%
Enphase Energy, Inc.*	3,164	838,334
First Solar, Inc.*	4,100	614,139
SolarEdge Technologies, Inc.*	1,764	499,688
SunPower Corp. — Class A*	13,778	248,417
Total Energy-Alternate Sources		2,200,578
Chemicals - 1.1%
Daqo New Energy Corp. ADR*	9,517	367,451
Electrical Components & Equipment - 1.0%
Universal Display Corp.	3,001	324,228
Healthcare-Products - 0.9%
Azenta, Inc.*	5,317	309,556
Total Common Stocks
(Cost $19,468,121)		32,922,402

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$94,351	94,351
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	36,289	36,289
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	36,177	36,177
Total Repurchase Agreements
(Cost $166,817)		166,817

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.9%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	969,433	969,433
Total Securities Lending Collateral
(Cost $969,433)		969,433
Total Investments - 103.0%
(Cost $20,604,371)		$34,058,652
Other Assets & Liabilities, net - (3.0)%		(998,992)
Total Net Assets - 100.0%		$33,059,660

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,922,402	$—	$—	$32,922,402
Repurchase Agreements	—	166,817	—	166,817
Securities Lending Collateral	969,433	—	—	969,433
Total Assets	$33,891,835	$166,817	$—	$34,058,652

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 76.5%
Technology - 23.0%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,826	$433,979
Infosys Ltd. ADR	6,312	113,679
NetEase, Inc. ADR	647	46,992
United Microelectronics Corp. ADR*,1	4,099	26,766
ASE Technology Holding Company Ltd. ADR	3,005	18,841
Wipro Ltd. ADR	2,615	12,186
Total Technology		652,443
Communications - 22.7%
Alibaba Group Holding Ltd. ADR*	3,333	293,604
JD.com, Inc. ADR	1,777	99,743
Pinduoduo, Inc. ADR*	960	78,288
Baidu, Inc. ADR*	487	55,703
Trip.com Group Ltd. ADR*	940	32,336
America Movil SAB de CV — Class L ADR	1,687	30,704
Chunghwa Telecom Company Ltd. ADR	671	24,552
Telkom Indonesia Persero Tbk PT ADR	840	20,034
SK Telecom Company Ltd. ADR	341	7,021
Total Communications		641,985
Financial - 13.3%
HDFC Bank Ltd. ADR	2,371	162,200
ICICI Bank Ltd. ADR	4,555	99,709
Banco Bradesco S.A. ADR	9,393	27,052
KB Financial Group, Inc. ADR	679	26,250
Shinhan Financial Group Company Ltd. ADR	906	25,305
KE Holdings, Inc. ADR*	1,198	16,724
Woori Financial Group, Inc. ADR[1]	381	10,489
Banco de Chile ADR	383	7,974
Total Financial		375,703
Basic Materials - 8.5%
Vale S.A. ADR	6,423	108,998
POSCO Holdings, Inc. ADR	520	28,325
Sociedad Quimica y Minera de Chile S.A. ADR	252	20,120
Gold Fields Ltd. ADR	1,574	16,291
Sasol Ltd. ADR	1,030	16,181
AngloGold Ashanti Ltd. ADR	739	14,352
Sibanye Stillwater Ltd. ADR	1,249	13,314
Suzano S.A. ADR	1,394	12,880
Gerdau S.A. ADR	1,828	10,127
Total Basic Materials		240,588
Consumer, Non-cyclical - 3.3%
Fomento Economico Mexicano SAB de CV ADR	324	25,311
BeiGene Ltd. ADR*	115	25,293
Ambev S.A. ADR	7,787	21,181
Dr Reddy's Laboratories Ltd. ADR	215	11,126
New Oriental Education & Technology Group, Inc. ADR*	264	9,192
Total Consumer, Non-cyclical		92,103
Consumer, Cyclical - 1.7%
NIO, Inc. ADR*	2,508	24,453
Tata Motors Ltd. ADR*	622	14,374
H World Group Ltd. ADR	250	10,605
Total Consumer, Cyclical		49,432
Industrial - 1.7%
ZTO Express Cayman, Inc. ADR	734	19,723
Cemex SAB de CV ADR*	2,673	10,826
Grupo Aeroportuario del Pacifico SAB de CV ADR	64	9,204
Grupo Aeroportuario del Sureste SAB de CV ADR	33	7,688
Total Industrial		47,441
Energy - 1.2%
Petroleo Brasileiro S.A. ADR	3,285	34,985
Utilities - 1.1%
Centrais Eletricas Brasileiras S.A. ADR	2,248	17,827
Korea Electric Power Corp. ADR*	907	7,836
Cia de Saneamento Basico do Estado de Sao Paulo ADR	603	6,428
Total Utilities		32,091
Total Common Stocks
(Cost $2,003,260)		2,166,771

PREFERRED STOCKS† - 2.8%
Financial - 1.4%
Itau Unibanco Holding S.A.
ADR	8,556	40,299
Energy - 1.4%
Petroleo Brasileiro S.A.
ADR	4,055	37,671
Total Preferred Stocks
(Cost $75,927)		77,970

	Face Amount
REPURCHASE AGREEMENTS††,2 - 30.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[3]	$488,770	488,770
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[3]	187,989	187,989
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[3]	187,406	187,406
Total Repurchase Agreements
(Cost $864,165)		864,165

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 1.1%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[5]	$29,827	$29,827
Total Securities Lending Collateral
(Cost $29,827)		29,827
Total Investments - 110.9%
(Cost $2,973,179)		3,138,733
Other Assets & Liabilities, net - (10.9)%		(307,383)
Total Net Assets - 100.0%		$2,831,350

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	01/26/23	519	$1,247,999	$16,990
BNP Paribas	S&P Emerging 50 ADR Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	01/26/23	935	2,250,560	4,606
							$3,498,559	$21,596

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,166,771	$—	$—	$2,166,771
Preferred Stocks	77,970	—	—	77,970
Repurchase Agreements	—	864,165	—	864,165
Securities Lending Collateral	29,827	—	—	29,827
Equity Index Swap Agreements**	—	21,596	—	21,596
Total Assets	$2,274,568	$885,761	$—	$3,160,329

** This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
3.89% due 01/17/23[1,2]	$4,000	$3,994
Total U.S. Treasury Bills
(Cost $3,993)		3,994

REPURCHASE AGREEMENTS††,3 - 87.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[4]	224,452	224,452
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[4]	86,328	86,328
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[4]	86,060	86,060
Total Repurchase Agreements
(Cost $396,840)		396,840
Total Investments - 88.4%
(Cost $400,833)		$400,834
Other Assets & Liabilities, net - 11.6%		52,819
Total Net Assets - 100.0%		$453,653

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	3	Mar 2023	$324,070	$(1,333)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.38.V1	1.00%	Quarterly	12/20/27	$380,000	$(22,179)	$(24,704)	$2,525

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	01/06/23	8,503	$159,601	$(543)
							$159,601	$(543)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

CDX.EM.38.V1 — Credit Default Swap Emerging Markets Series 38 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$3,994	$—	$3,994
Repurchase Agreements	—	396,840	—	396,840
Credit Default Swap Agreements**	—	2,525	—	2,525
Total Assets	$—	$403,359	$—	$403,359

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$1,333	$—	$—	$1,333
Credit Index Swap Agreements**	—	543	—	543
Total Liabilities	$1,333	$543	$—	$1,876

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.1%
Oil & Gas - 67.0%
Exxon Mobil Corp.	52,694	$5,812,148
Chevron Corp.	28,067	5,037,746
ConocoPhillips	28,400	3,351,200
EOG Resources, Inc.	18,830	2,438,862
Marathon Petroleum Corp.	17,722	2,062,664
Occidental Petroleum Corp.	32,346	2,037,475
Pioneer Natural Resources Co.	8,791	2,007,777
Valero Energy Corp.	15,468	1,962,270
Phillips 66	18,236	1,898,003
Hess Corp.	12,945	1,835,860
Devon Energy Corp.	27,336	1,681,437
Diamondback Energy, Inc.	10,003	1,368,210
Petroleo Brasileiro S.A. ADR	111,848	1,191,181
Coterra Energy, Inc. — Class A	48,372	1,188,500
BP plc ADR	33,012	1,153,109
Marathon Oil Corp.	41,864	1,133,258
Texas Pacific Land Corp.	478	1,120,542
APA Corp.	23,247	1,085,170
Ovintiv, Inc.	19,816	1,004,869
Chesapeake Energy Corp.	10,068	950,117
Equities Corp.	27,635	934,892
Shell plc ADR	16,121	918,091
HF Sinclair Corp.	17,354	900,499
Suncor Energy, Inc.	25,834	819,713
Matador Resources Co.	12,629	722,884
PBF Energy, Inc. — Class A	17,437	711,081
Murphy Oil Corp.	16,463	708,074
Canadian Natural Resources Ltd.	12,646	702,232
PDC Energy, Inc.	10,575	671,301
Range Resources Corp.	26,647	666,708
Chord Energy Corp.	4,798	656,414
Helmerich & Payne, Inc.	13,062	647,483
Valaris Ltd.*	9,428	637,521
Magnolia Oil & Gas Corp. — Class A	27,163	636,972
Equinor ASA ADR	17,501	626,711
Civitas Resources, Inc.	10,804	625,876
Noble Corporation plc*	16,320	615,427
SM Energy Co.	16,281	567,067
Denbury, Inc.*	6,478	563,716
Patterson-UTI Energy, Inc.	32,315	544,185
Comstock Resources, Inc.	39,260	538,255
Weatherford International plc*	10,531	536,239
CVR Energy, Inc.	16,354	512,534
California Resources Corp.	11,504	500,539
CNX Resources Corp.*	28,552	480,816
Callon Petroleum Co.*	11,513	427,017
Northern Oil and Gas, Inc.	13,603	419,244
Delek US Holdings, Inc.	13,949	376,623
Par Pacific Holdings, Inc.*	14,693	341,612
Talos Energy, Inc.*	17,835	336,725
Laredo Petroleum, Inc.*	5,144	264,505
Total Oil & Gas		58,931,354
Pipelines - 11.8%
Kinder Morgan, Inc.	96,203	1,739,350
Williams Companies, Inc.	51,699	1,700,897
Cheniere Energy, Inc.	10,488	1,572,781
ONEOK, Inc.	22,313	1,465,964
Targa Resources Corp.	15,762	1,158,507
New Fortress Energy, Inc.	18,553	787,018
Enbridge, Inc.	19,306	754,865
DT Midstream, Inc.	11,094	613,054
TC Energy Corp.	14,715	586,540
Total Pipelines		10,378,976
Oil & Gas Services - 8.0%
Schlumberger Ltd.	44,681	2,388,646
Halliburton Co.	44,010	1,731,793
Baker Hughes Co.	50,301	1,485,389
NOV, Inc.	37,902	791,773
ChampionX Corp.	23,022	667,408
Total Oil & Gas Services		7,065,009
Energy-Alternate Sources - 6.6%
Enphase Energy, Inc.*	5,483	1,452,776
First Solar, Inc.*	7,165	1,073,245
SolarEdge Technologies, Inc.*	3,283	929,975
Plug Power, Inc.*	57,198	707,539
Sunrun, Inc.*	23,467	563,677
Enviva, Inc.	9,246	489,761
Green Plains, Inc.*	12,759	389,150
TPI Composites, Inc.*	18,501	187,600
Total Energy-Alternate Sources		5,793,723
Coal - 1.5%
Peabody Energy Corp.*	19,089	504,331
Arch Resources, Inc.[1]	2,902	414,377
CONSOL Energy, Inc.	5,846	379,990
Total Coal		1,298,698
Retail - 1.1%
Murphy USA, Inc.	2,252	629,524
World Fuel Services Corp.	12,767	348,922
Total Retail		978,446
Mining - 0.9%
Cameco Corp.[1]	32,869	745,140
Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	15,541	546,422
Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	10,531	529,288
Electrical Components & Equipment - 0.5%
EnerSys	6,167	455,371
Electric - 0.5%
Ameresco, Inc. — Class A*	7,758	443,292
Total Common Stocks
(Cost $55,915,175)		87,165,719

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$408,595	408,595
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	157,152	157,152
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	156,665	156,665
Total Repurchase Agreements
(Cost $722,412)		722,412

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	574,855	$574,855
Total Securities Lending Collateral
(Cost $574,855)		$574,855
Total Investments - 100.6%
(Cost $57,212,442)		$88,462,986
Other Assets & Liabilities, net - (0.6)%		(533,712)
Total Net Assets - 100.0%		$87,929,274

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$87,165,719	$—	$—	$87,165,719
Repurchase Agreements	—	722,412	—	722,412
Securities Lending Collateral	574,855	—	—	574,855
Total Assets	$87,740,574	$722,412	$—	$88,462,986

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Services - 65.4%
Schlumberger Ltd.	34,092	$1,822,558
Halliburton Co.	33,578	1,321,294
Baker Hughes Co.	38,374	1,133,184
NOV, Inc.	28,916	604,055
ChampionX Corp.	17,560	509,064
ProFrac Holding Corp. — Class A*	17,349	437,195
Liberty Energy, Inc. — Class A	22,853	365,877
Expro Group Holdings N.V.*	18,002	326,376
Tidewater, Inc.*	8,164	300,843
Oceaneering International, Inc.*	17,164	300,198
Archrock, Inc.	27,757	249,258
NOW, Inc.*	19,015	241,491
ProPetro Holding Corp.*	22,739	235,803
Core Laboratories N.V.	11,529	233,693
Dril-Quip, Inc.*	8,044	218,556
US Silica Holdings, Inc.*	16,656	208,200
Bristow Group, Inc.*	6,842	185,624
National Energy Services Reunited Corp.*	24,852	172,473
Solaris Oilfield Infrastructure, Inc. — Class A	14,348	142,476
DMC Global, Inc.*	7,025	136,566
Total Oil & Gas Services		9,144,784
Oil & Gas - 18.2%
Helmerich & Payne, Inc.	9,967	494,064
Valaris Ltd.*	7,192	486,323
Noble Corporation plc*	12,445	469,301
Patterson-UTI Energy, Inc.	24,657	415,224
Weatherford International plc*	8,033	409,040
Nabors Industries Ltd.*	1,748	270,713
Total Oil & Gas		2,544,665
Energy-Alternate Sources - 7.8%
SolarEdge Technologies, Inc.*	2,306	653,221
Sunrun, Inc.*	17,898	429,910
Total Energy-Alternate Sources		1,083,131
Machinery-Diversified - 2.9%
Cactus, Inc. — Class A	8,035	403,839

Metal Fabricate & Hardware - 2.5%
Tenaris S.A. ADR	9,852	346,396

Distribution & Wholesale - 1.4%
MRC Global, Inc.*	17,359	201,017

Retail - 1.4%
Aspen Aerogels, Inc.*	15,964	188,216

Total Common Stocks
(Cost $7,618,180)		13,912,048

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$39,579	39,579
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	15,223	15,223
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	15,176	15,176
Total Repurchase Agreements
(Cost $69,978)		69,978
Total Investments - 100.1%
(Cost $7,688,158)		$13,982,026
Other Assets & Liabilities, net - (0.1)%		(8,537)
Total Net Assets - 100.0%		$13,973,489

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,912,048	$—	$—	$13,912,048
Repurchase Agreements	—	69,978	—	69,978
Total Assets	$13,912,048	$69,978	$—	$13,982,026

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 12.8%
Consumer, Non-cyclical - 5.4%
Nestle S.A. ADR	165	$19,031
Novo Nordisk A/S ADR	98	13,263
Roche Holding AG ADR	337	13,194
AstraZeneca plc ADR	186	12,611
Novartis AG ADR	134	12,156
Unilever plc ADR	157	7,905
Sanofi ADR	138	6,683
Diageo plc ADR	34	6,059
L'Oreal S.A. ADR	73	5,201
British American Tobacco plc ADR	123	4,917
GSK plc ADR	119	4,182
EssilorLuxottica S.A. ADR	36	3,261
RELX plc ADR	117	3,243
Anheuser-Busch InBev S.A. ADR	53	3,182
Reckitt Benckiser Group plc ADR	218	3,072
Bayer AG ADR	234	3,009
Adyen N.V. ADR*	172	2,374
Total Consumer, Non-cyclical		123,343
Financial - 1.4%
HSBC Holdings plc ADR	243	7,572
Allianz SE ADR	242	5,191
Zurich Insurance Group AG ADR	90	4,306
BNP Paribas S.A. ADR	136	3,872
UBS Group AG	188	3,510
AXA S.A. ADR	119	3,317
Banco Santander S.A. ADR	1,013	2,988
Total Financial		30,756
Energy - 1.2%
Shell plc ADR	212	12,073
TotalEnergies SE ADR	157	9,747
BP plc ADR	181	6,322
Total Energy		28,142
Basic Materials - 1.1%
Linde plc	30	9,785
Rio Tinto plc ADR	63	4,486
Air Liquide S.A. ADR	157	4,440
Glencore plc ADR[1]	320	4,262
BASF SE ADR	220	2,709
Total Basic Materials		25,682
Consumer, Cyclical - 1.1%
LVMH Moet Hennessy Louis Vuitton SE ADR	78	11,300
Cie Financiere Richemont S.A. ADR	312	4,022
Hermes International ADR	21	3,250
Mercedes-Benz Group AG ADR	188	3,074
Kering S.A. ADR[1]	44	2,229
Total Consumer, Cyclical		23,875
Industrial - 1.0%
Siemens AG ADR	89	6,122
Schneider Electric SE ADR	171	4,781
Airbus SE ADR	140	4,152
Vinci S.A. ADR	135	3,366
ABB Ltd. ADR	95	2,894
Deutsche Post AG ADR	59	2,213
Total Industrial		23,528
Technology - 0.9%
ASML Holding N.V. — Class G	24	13,114
SAP SE ADR	61	6,294
Total Technology		19,408
Utilities - 0.4%
Iberdrola S.A. ADR	87	4,068
National Grid plc ADR	44	2,654
Enel SpA ADR	466	2,489
Total Utilities		9,211
Communications - 0.3%
Deutsche Telekom AG ADR	208	4,156
Prosus N.V. ADR	254	3,487
Total Communications		7,643
Total Common Stocks
(Cost $207,909)		291,588

MUTUAL FUNDS† - 5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	7,027	67,741
Guggenheim Strategy Fund II2	2,760	66,361
Total Mutual Funds
(Cost $138,226)		134,102

	Face Amount
U.S. TREASURY BILLS†† - 9.8%
U.S. Treasury Bills
3.80% due 01/17/23[3,4]	$224,000	223,679
Total U.S. Treasury Bills
(Cost $223,613)		223,679

REPURCHASE AGREEMENTS††,5 - 62.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	801,699	801,699
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	308,345	308,345
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	307,391	307,391
Total Repurchase Agreements
(Cost $1,417,435)		1,417,435

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund – Class X, 4.10%[7]	3,638	3,638
Total Securities Lending Collateral
(Cost $3,638)		3,638
Total Investments - 91.2%
(Cost $1,990,821)		$2,070,442
Other Assets & Liabilities, net - 8.8%		199,256
Total Net Assets - 100.0%		$2,269,698

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	19	Mar 2023	$2,555,381	$15,197

Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	65	Mar 2023	2,537,486	(20,220)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$291,588	$—	$—	$291,588
Mutual Funds	134,102	—	—	134,102
U.S. Treasury Bills	—	223,679	—	223,679
Repurchase Agreements	—	1,417,435	—	1,417,435
Securities Lending Collateral	3,638	—	—	3,638
Currency Futures Contracts**	15,197	—	—	15,197
Total Assets	$444,525	$1,641,114	$—	$2,085,639

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$20,220	$—	$—	$20,220

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$271,082	$–	$(200,000)	$(5,943)	$1,222	$66,361	2,760	$2,742
Guggenheim Ultra Short Duration Fund — Institutional Class	271,487	–	(200,000)	(5,797)	2,051	67,741	7,027	2,096
	$542,569	$–	$(400,000)	$(11,740)	$3,273	$134,102		$4,838

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 27.5%
American Tower Corp. — Class A	476	$100,845
Prologis, Inc.	887	99,992
Crown Castle, Inc.	559	75,823
Equinix, Inc.	114	74,673
Public Storage	247	69,207
Simon Property Group, Inc.	534	62,734
Realty Income Corp.	983	62,352
Welltower, Inc.	881	57,750
SBA Communications Corp.	202	56,623
VICI Properties, Inc.	1,737	56,279
Digital Realty Trust, Inc.	524	52,541
Alexandria Real Estate Equities, Inc.	338	49,236
AvalonBay Communities, Inc.	302	48,779
Weyerhaeuser Co.	1,548	47,988
Equity Residential	788	46,492
Extra Space Storage, Inc.	300	44,154
Sun Communities, Inc.	308	44,044
Mid-America Apartment Communities, Inc.	277	43,486
Ventas, Inc.	951	42,843
WP Carey, Inc.	525	41,029
Invitation Homes, Inc.	1,384	41,022
STORE Capital Corp.	1,216	38,985
Essex Property Trust, Inc.	181	38,358
Gaming and Leisure Properties, Inc.	713	37,140
Healthpeak Properties, Inc.	1,464	36,702
Kimco Realty Corp.	1,712	36,260
Camden Property Trust	319	35,690
UDR, Inc.	915	35,438
Equity LifeStyle Properties, Inc.	542	35,013
Boston Properties, Inc.	502	33,925
Host Hotels & Resorts, Inc.	2,048	32,870
Rexford Industrial Realty, Inc.	598	32,675
Lamar Advertising Co. — Class A	338	31,907
Regency Centers Corp.	510	31,875
Annaly Capital Management, Inc.	1,486	31,325
American Homes 4 Rent — Class A	1,036	31,225
Federal Realty Investment Trust	287	28,998
CubeSmart	715	28,779
National Retail Properties, Inc.	628	28,737
Life Storage, Inc.	289	28,466
Americold Realty Trust, Inc.	973	27,546
Healthcare Realty Trust, Inc.	1,412	27,209
Brixmor Property Group, Inc.	1,162	26,343
Medical Properties Trust, Inc.	2,317	25,811
Agree Realty Corp.	359	25,464
First Industrial Realty Trust, Inc.	522	25,192
AGNC Investment Corp.	2,420	25,047
Omega Healthcare Investors, Inc.	895	25,015
Spirit Realty Capital, Inc.	582	23,239
Kilroy Realty Corp.	564	21,810
Vornado Realty Trust	1,004	20,893
Independence Realty Trust, Inc.	1,117	18,833
Park Hotels & Resorts, Inc.	1,380	16,270
SL Green Realty Corp.	462	15,579
Total REITS		2,176,511
Banks - 25.6%
JPMorgan Chase & Co.	1,510	202,491
Bank of America Corp.	5,280	174,874
Wells Fargo & Co.	3,140	129,651
Morgan Stanley	1,414	120,218
Goldman Sachs Group, Inc.	325	111,598
Citigroup, Inc.	2,160	97,697
U.S. Bancorp	1,931	84,211
PNC Financial Services Group, Inc.	530	83,708
Truist Financial Corp.	1,852	79,691
Bank of New York Mellon Corp.	1,361	61,953
State Street Corp.	680	52,748
M&T Bank Corp.	361	52,367
First Republic Bank	413	50,341
Fifth Third Bancorp	1,509	49,510
Regions Financial Corp.	2,137	46,074
Huntington Bancshares, Inc.	3,249	45,811
Citizens Financial Group, Inc.	1,148	45,197
Northern Trust Corp.	502	44,422
ICICI Bank Ltd. ADR	1,995	43,670
KeyCorp	2,424	42,226
HDFC Bank Ltd. ADR	609	41,662
SVB Financial Group*	172	39,584
Royal Bank of Canada	412	38,736
Bank of Nova Scotia	782	38,302
First Horizon Corp.	1,486	36,407
East West Bancorp, Inc.	476	31,368
Comerica, Inc.	467	31,219
Webster Financial Corp.	653	30,913
Zions Bancorp North America	596	29,299
Signature Bank	253	29,151
Western Alliance Bancorporation	448	26,683
Synovus Financial Corp.	631	23,694
Silvergate Capital Corp. — Class A*,1	395	6,873
Total Banks		2,022,349
Insurance - 22.5%
Berkshire Hathaway, Inc. — Class B*	862	266,272
Marsh & McLennan Companies, Inc.	543	89,856
Progressive Corp.	668	86,646
Chubb Ltd.	388	85,593
Aon plc — Class A	272	81,638
MetLife, Inc.	1,052	76,133
American International Group, Inc.	1,100	69,564
Aflac, Inc.	953	68,559
Travelers Companies, Inc.	356	66,746
Arthur J Gallagher & Co.	336	63,349
Prudential Financial, Inc.	617	61,367
Allstate Corp.	450	61,020
Willis Towers Watson plc	213	52,096
Hartford Financial Services Group, Inc.	656	49,744
Markel Corp.*	36	47,430
Principal Financial Group, Inc.	529	44,394

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Insurance - 22.5% (continued)
Brown & Brown, Inc.	713	$40,620
Cincinnati Financial Corp.	396	40,546
RenaissanceRe Holdings Ltd.	219	40,346
Loews Corp.	657	38,323
Globe Life, Inc.	301	36,286
American Financial Group, Inc.	261	35,830
Equitable Holdings, Inc.	1,129	32,402
Fidelity National Financial, Inc.	858	32,278
Reinsurance Group of America, Inc. — Class A	225	31,970
Unum Group	725	29,747
Old Republic International Corp.	1,129	27,265
Assurant, Inc.	208	26,012
Voya Financial, Inc.	404	24,842
Lincoln National Corp.	808	24,822
First American Financial Corp.	446	23,344
MGIC Investment Corp.	1,518	19,734
Total Insurance		1,774,774
Diversified Financial Services - 16.3%
Charles Schwab Corp.	1,555	129,469
BlackRock, Inc. — Class A	152	107,712
American Express Co.	704	104,016
Intercontinental Exchange, Inc.	753	77,250
CME Group, Inc. — Class A	450	75,672
Apollo Global Management, Inc.	1,005	64,109
Capital One Financial Corp.	656	60,982
Ameriprise Financial, Inc.	190	59,160
Nasdaq, Inc.	910	55,829
Discover Financial Services	522	51,067
Raymond James Financial, Inc.	447	47,762
T. Rowe Price Group, Inc.	436	47,550
LPL Financial Holdings, Inc.	203	43,883
Tradeweb Markets, Inc. — Class A	603	39,153
Cboe Global Markets, Inc.	301	37,767
Synchrony Financial	1,148	37,723
Franklin Resources, Inc.	1,380	36,404
Invesco Ltd.	1,610	28,964
Jefferies Financial Group, Inc.	828	28,384
Ally Financial, Inc.	1,125	27,506
Coinbase Global, Inc. — Class A*,1	760	26,896
Stifel Financial Corp.	435	25,391
Evercore, Inc. — Class A	203	22,143
SLM Corp.	1,245	20,667
OneMain Holdings, Inc.	603	20,086
Upstart Holdings, Inc.*,1	724	9,571
Brookfield Asset Management Ltd. — Class A*	231	6,623
Total Diversified Financial Services		1,291,739
Private Equity - 3.4%
Blackstone, Inc. — Class A	1,278	94,815
KKR & Company, Inc. — Class A	1,397	64,849
Ares Management Corp. — Class A	672	45,991
Carlyle Group, Inc.	1,170	34,913
Brookfield Corp.	895	28,157
Total Private Equity		268,725
Commercial Services - 2.7%
S&P Global, Inc.	317	106,176
Moody's Corp.	266	74,113
MarketAxess Holdings, Inc.	113	31,514
Total Commercial Services		211,803
Software - 0.8%
MSCI, Inc. — Class A	133	61,868
Media - 0.4%
FactSet Research Systems, Inc.	93	37,313
Savings & Loans - 0.3%
New York Community Bancorp, Inc.	2,433	20,924
Total Common Stocks
(Cost $7,440,310)		7,866,006

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$25,365	25,365
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	9,756	9,756
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	9,726	9,726
Total Repurchase Agreements
(Cost $44,847)		44,847

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	32,802	32,802
Total Securities Lending Collateral
(Cost $32,802)		32,802
Total Investments - 100.5%
(Cost $7,517,959)		$7,943,655
Other Assets & Liabilities, net - (0.5)%		(42,129)
Total Net Assets - 100.0%		$7,901,526

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,866,006	$—	$—	$7,866,006
Repurchase Agreements	—	44,847	—	44,847
Securities Lending Collateral	32,802	—	—	32,802
Total Assets	$7,898,808	$44,847	$—	$7,943,655

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 7.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	253,606	$2,444,763
Guggenheim Strategy Fund II1	81,235	1,952,890
Total Mutual Funds
(Cost $4,535,377)		4,397,653

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 87.6%
U.S. Treasury Bonds
4.00% due 11/15/52	$51,200,000	51,784,000
Total U.S. Government Securities
(Cost $53,628,434)		51,784,000

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
3.80% due 01/17/23[2,3]	499,000	498,286
Total U.S. Treasury Bills
(Cost $498,138)		498,286

REPURCHASE AGREEMENTS††,4 - 2.1%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	700,234	700,234
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	269,321	269,321
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	268,487	268,487
Total Repurchase Agreements
(Cost $1,238,042)		1,238,042
Total Investments - 97.9%
(Cost $59,899,991)		$57,917,981
Other Assets & Liabilities, net - 2.1%		1,233,671
Total Net Assets - 100.0%		$59,151,652

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	147	Mar 2023	$19,785,281	$(573,287)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,397,653	$—	$—	$4,397,653
U.S. Government Securities	—	51,784,000	—	51,784,000
U.S. Treasury Bills	—	498,286	—	498,286
Repurchase Agreements	—	1,238,042	—	1,238,042
Total Assets	$4,397,653	$53,520,328	$—	$57,917,981

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$573,287	$—	$—	$573,287

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,728,073	$–	$(3,700,000)	$(87,149)	$11,966	$1,952,890	81,235	$61,034
Guggenheim Ultra Short Duration Fund — Institutional Class	5,526,328	–	(3,000,000)	(96,827)	15,262	2,444,763	253,606	61,419
	$11,254,401	$–	$(6,700,000)	$(183,976)	$27,228	$4,397,653		$122,453

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 32.5%
Johnson & Johnson	9,513	$1,680,471
Eli Lilly & Co.	3,980	1,456,043
Pfizer, Inc.	25,548	1,309,080
Merck & Company, Inc.	11,787	1,307,768
AbbVie, Inc.	8,040	1,299,344
Bristol-Myers Squibb Co.	12,846	924,270
CVS Health Corp.	8,752	815,599
Cigna Corp.	2,333	773,016
Becton Dickinson and Co.	2,677	680,761
Zoetis, Inc.	4,343	636,467
McKesson Corp.	1,502	563,430
AstraZeneca plc ADR	7,836	531,281
Dexcom, Inc.*	4,298	486,705
AmerisourceBergen Corp. — Class A	2,731	452,554
Jazz Pharmaceuticals plc*	2,209	351,916
GSK plc ADR	10,001	351,435
Novartis AG ADR	3,801	344,827
Cardinal Health, Inc.	4,443	341,533
Perrigo Company plc	9,627	328,184
Viatris, Inc.	26,255	292,218
Neurocrine Biosciences, Inc.*	2,234	266,829
Henry Schein, Inc.*	3,209	256,303
Elanco Animal Health, Inc.*	15,389	188,054
Bausch Health Companies, Inc.*	17,329	108,826
Total Pharmaceuticals		15,746,914
Healthcare-Products - 29.9%
Thermo Fisher Scientific, Inc.	2,035	1,120,654
Abbott Laboratories	10,050	1,103,389
Danaher Corp.	4,035	1,070,970
Medtronic plc	11,309	878,935
Intuitive Surgical, Inc.*	2,801	743,245
Stryker Corp.	3,015	737,137
Boston Scientific Corp.*	13,786	637,878
Edwards Lifesciences Corp.*	7,339	547,563
IDEXX Laboratories, Inc.*	1,094	446,308
ResMed, Inc.	2,050	426,667
Zimmer Biomet Holdings, Inc.	3,135	399,713
Baxter International, Inc.	7,637	389,258
Waters Corp.*	1,029	352,515
Align Technology, Inc.*	1,622	342,080
Hologic, Inc.*	4,538	339,488
STERIS plc	1,801	332,627
West Pharmaceutical Services, Inc.	1,398	329,019
Cooper Companies, Inc.	975	322,403
PerkinElmer, Inc.	2,273	318,720
Avantor, Inc.*	13,926	293,699
Bio-Techne Corp.	3,473	287,842
Insulet Corp.*	970	285,558
Teleflex, Inc.	1,079	269,351
Bruker Corp.	3,661	250,229
Repligen Corp.*	1,438	243,468
Exact Sciences Corp.*	4,801	237,698
Masimo Corp.*	1,537	227,399
Inspire Medical Systems, Inc.*	855	215,357
Dentsply Sirona, Inc.	6,667	212,277
Shockwave Medical, Inc.*	965	198,414
Envista Holdings Corp.*	5,627	189,461
QuidelOrtho Corp.*	2,070	177,337
Natera, Inc.*	4,239	170,281
10X Genomics, Inc. — Class A*	4,458	162,450
Tandem Diabetes Care, Inc.*	2,925	131,479
Nevro Corp.*	2,318	91,793
Total Healthcare-Products		14,482,662
Biotechnology - 17.4%
Amgen, Inc.	3,368	884,572
Gilead Sciences, Inc.	9,254	794,456
Regeneron Pharmaceuticals, Inc.*	925	667,378
Moderna, Inc.*	3,562	639,806
Vertex Pharmaceuticals, Inc.*	2,194	633,583
Biogen, Inc.*	1,776	491,810
Horizon Therapeutics plc*	3,886	442,227
Illumina, Inc.*	2,164	437,561
Alnylam Pharmaceuticals, Inc.*	1,762	418,739
Seagen, Inc.*	3,000	385,530
Royalty Pharma plc — Class A	9,493	375,163
BioMarin Pharmaceutical, Inc.*	3,319	343,483
Incyte Corp.*	3,980	319,674
BioNTech SE ADR	1,916	287,822
Sarepta Therapeutics, Inc.*	2,159	279,763
United Therapeutics Corp.*	1,000	278,090
Apellis Pharmaceuticals, Inc.*	3,697	191,172
Mirati Therapeutics, Inc.*	4,060	183,959
Intellia Therapeutics, Inc.*	3,985	139,037
Guardant Health, Inc.*	3,787	103,006
Fate Therapeutics, Inc.*	5,767	58,189
Novavax, Inc.*,1	5,180	53,250
Total Biotechnology		8,408,270
Healthcare-Services - 16.6%
UnitedHealth Group, Inc.	3,180	1,685,973
Elevance Health, Inc.	1,636	839,219
HCA Healthcare, Inc.	2,652	636,374
Humana, Inc.	1,178	603,360
Centene Corp.*	6,214	509,610
IQVIA Holdings, Inc.*	2,353	482,106
Laboratory Corporation of America Holdings	1,527	359,578
Quest Diagnostics, Inc.	2,149	336,190
Molina Healthcare, Inc.*	1,005	331,871
ICON plc*	1,661	322,649
Charles River Laboratories International, Inc.*	1,229	267,799
Universal Health Services, Inc. — Class B	1,806	254,447
Catalent, Inc.*	5,299	238,508
DaVita, Inc.*	2,672	199,518
Encompass Health Corp.	3,274	195,818
Tenet Healthcare Corp.*	3,891	189,842
Oak Street Health, Inc.*	8,308	178,705
Syneos Health, Inc.*	4,259	156,220
Teladoc Health, Inc.*	6,308	149,184
Amedisys, Inc.*	1,542	128,819
Total Healthcare-Services		8,065,790
Electronics - 1.9%
Agilent Technologies, Inc.	3,368	504,021
Mettler-Toledo International, Inc.*	299	432,190
Total Electronics		936,211

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Software - 1.2%
Veeva Systems, Inc. — Class A*	2,348	$378,920
Doximity, Inc. — Class A*	5,757	193,205
Total Software		572,125
Total Common Stocks
(Cost $39,247,717)		48,211,972

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Johnson & Johnson	752	—
Total Rights
(Cost $–)		—

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$165,112	165,112
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	63,504	63,504
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	63,308	63,308
Total Repurchase Agreements
(Cost $291,924)		291,924

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	38,289	$38,289
Total Securities Lending Collateral
(Cost $38,289)		38,289
Total Investments - 100.2%
(Cost $39,577,930)		$48,542,185
Other Assets & Liabilities, net - (0.2)%		(110,221)
Total Net Assets - 100.0%		$48,431,964

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,211,972		$—	$—	$48,211,972
Rights	—	*	—	—	—
Repurchase Agreements	—		291,924	—	291,924
Securities Lending Collateral	38,289		—	—	38,289
Total Assets	$48,250,261		$291,924	$—	$48,542,185

 * Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 24.5%
Guggenheim Strategy Fund III[1]	79,841	$1,921,775
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,284,520
Guggenheim Strategy Fund II1	53,173	1,278,273
Total Mutual Funds
(Cost $4,578,426)		4,484,568

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 38.2%
Federal Home Loan Bank
4.00% due 01/11/23[2]	2,500,000	2,497,822
4.05% due 01/27/23[2]	2,500,000	2,493,130
3.84% due 01/13/23[2]	2,000,000	1,997,812
Total Federal Agency Discount Notes
(Cost $6,987,250)		6,988,764

U.S. TREASURY BILLS†† - 5.1%
U.S. Treasury Bills
3.79% due 01/17/23[2,3]	922,000	920,681
Total U.S. Treasury Bills
(Cost $920,408)		920,681

REPURCHASE AGREEMENTS††,4 - 26.4%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[5]	2,733,463	2,733,463
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[5]	1,051,332	1,051,332
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[5]	1,048,076	1,048,076
Total Repurchase Agreements
(Cost $4,832,871)		4,832,871
Total Investments - 94.2%
(Cost $17,318,955)		$17,226,884
Other Assets & Liabilities, net - 5.8%		1,055,182
Total Net Assets - 100.0%		$18,282,066

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	136	Mar 2023	$14,691,188	$(22,516)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	$11,050,000	$68,615	$(141,678)	$210,293
Goldman Sachs International	ICE	CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	5,700,000	35,394	(232,654)	268,048
							$104,009	$(374,332)	$478,341

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	01/26/23	1,222	$90,015	$(904)
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	4.78% (Federal Funds Rate + 0.45%)	At Maturity	01/26/23	1,788	160,946	(2,128)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	01/06/23	16,337	1,203,220	(9,312)
							$1,454,181	$(12,344)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as credit index swap collateral at December 31, 2022.

CDX.NA.HY.39.V1 — Credit Default Swap North American High Yield Series XX Index Version X

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,484,568	$—	$—	$4,484,568
Federal Agency Discount Notes	—	6,988,764	—	6,988,764
U.S. Treasury Bills	—	920,681	—	920,681
Repurchase Agreements	—	4,832,871	—	4,832,871
Credit Default Swap Agreements**	—	478,341	—	478,341
Total Assets	$4,484,568	$13,220,657	$—	$17,705,225

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$22,516	$—	$—	$22,516
Credit Index Swap Agreements**	—	12,344	—	12,344
Total Liabilities	$22,516	$12,344	$—	$34,860

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,305,391	$–	$–	$–	$(27,118)	$1,278,273	53,173	$31,853
Guggenheim Strategy Fund III	2,768,259	–	(800,000)	(6,501)	(39,983)	1,921,775	79,841	50,167
Guggenheim Ultra Short Duration Fund — Institutional Class	$1,539,748	$–	$(235,000)	$(721)	$(19,507)	$1,284,520	133,249	$26,052
	$5,613,398	$–	$(1,035,000)	$(7,222)	$(86,608)	$4,484,568		$108,072

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 55.2%
Alphabet, Inc. — Class A*	7,805	$688,635
Amazon.com, Inc.*	6,990	587,160
Meta Platforms, Inc. — Class A*	3,201	385,208
Netflix, Inc.*	783	230,891
Booking Holdings, Inc.*	91	183,390
Airbnb, Inc. — Class A*	1,722	147,231
Uber Technologies, Inc.*	5,788	143,137
Alibaba Group Holding Ltd. ADR*	1,436	126,497
MercadoLibre, Inc.*	118	99,856
VeriSign, Inc.*	481	98,817
eBay, Inc.	2,307	95,671
Pinduoduo, Inc. ADR*	1,161	94,680
Baidu, Inc. ADR*	825	94,363
Shopify, Inc. — Class A*	2,678	92,953
JD.com, Inc. ADR	1,641	92,109
Pinterest, Inc. — Class A*	3,709	90,055
DoorDash, Inc. — Class A*	1,730	84,459
Snap, Inc. — Class A*	8,935	79,968
Chewy, Inc. — Class A*,1	2,139	79,314
Spotify Technology S.A.*	1,001	79,029
Sea Ltd. ADR*	1,493	77,681
Expedia Group, Inc.*	880	77,088
Etsy, Inc.*	635	76,060
Trip.com Group Ltd. ADR*	2,194	75,474
GoDaddy, Inc. — Class A*	951	71,154
Match Group, Inc.*	1,711	70,989
Okta, Inc.*	1,038	70,927
Wix.com Ltd.*	803	61,694
F5, Inc.*	411	58,983
Zillow Group, Inc. — Class C*	1,765	56,851
Zillow Group, Inc. — Class A*	1,812	56,553
Coupang, Inc.*	3,787	55,707
Roku, Inc.*	1,151	46,846
Lyft, Inc. — Class A*	3,835	42,262
IAC, Inc.*	939	41,692
Bumble, Inc. — Class A*	1,921	40,437
Wayfair, Inc. — Class A*	1,182	38,876
Ziff Davis, Inc.*	491	38,838
TripAdvisor, Inc.*	1,857	33,389
Revolve Group, Inc.*	1,127	25,087
Overstock.com, Inc.*	940	18,198
Total Internet		4,708,209
Software - 30.3%
Adobe, Inc.*	773	260,138
Salesforce, Inc.*	1,890	250,595
Activision Blizzard, Inc.	2,094	160,296
Snowflake, Inc. — Class A*	990	142,105
Workday, Inc. — Class A*	797	133,362
Electronic Arts, Inc.	975	119,126
Veeva Systems, Inc. — Class A*	615	99,249
Datadog, Inc. — Class A*	1,337	98,269
Zoom Video Communications, Inc. — Class A*	1,333	90,297
Take-Two Interactive Software, Inc.*	862	89,760
ROBLOX Corp. — Class A*	2,895	82,392
DocuSign, Inc.*	1,436	79,583
HubSpot, Inc.*	268	77,487
Cloudflare, Inc. — Class A*	1,669	75,455
NetEase, Inc. ADR	1,036	75,245
ZoomInfo Technologies, Inc. — Class A*	2,457	73,980
Akamai Technologies, Inc.*	870	73,341
MongoDB, Inc.*	356	70,075
Bilibili, Inc. ADR*,1	2,797	66,261
Twilio, Inc. — Class A*	1,339	65,557
Coupa Software, Inc.*	785	62,148
Dropbox, Inc. — Class A*	2,644	59,173
Smartsheet, Inc. — Class A*	1,245	49,003
Box, Inc. — Class A*	1,468	45,699
Five9, Inc.*	672	45,602
Nutanix, Inc. — Class A*	1,722	44,858
New Relic, Inc.*	699	39,459
DigitalOcean Holdings, Inc.*	1,192	30,360
Fastly, Inc. — Class A*	2,330	19,083
Total Software		2,577,958
Telecommunications - 8.0%
Cisco Systems, Inc.	5,968	284,315
Motorola Solutions, Inc.	513	132,205
Arista Networks, Inc.*	1,032	125,233
Juniper Networks, Inc.	2,061	65,870
Ciena Corp.*	1,015	51,745
CommScope Holding Company, Inc.*	3,400	24,990
Total Telecommunications		684,358
Commercial Services - 4.7%
PayPal Holdings, Inc.*	2,540	180,899
CoStar Group, Inc.*	1,454	112,365
Paylocity Holding Corp.*	351	68,185
Chegg, Inc.*	1,409	35,606
Total Commercial Services		397,055
Entertainment - 0.5%
DraftKings, Inc. — Class A*	3,714	42,302
Healthcare-Services - 0.4%
Teladoc Health, Inc.*	1,651	39,046
Computers - 0.4%
Lumentum Holdings, Inc.*	708	36,936
Total Common Stocks
(Cost $6,755,083)		8,485,864

SECURITIES LENDING COLLATERAL†,2 - 1.4%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[3]	116,222	116,222
Total Securities Lending Collateral
(Cost $116,222)		116,222
Total Investments - 100.9%
(Cost $6,871,305)		$8,602,086
Other Assets & Liabilities, net - (0.9)%		(78,547)
Total Net Assets - 100.0%		$8,523,539

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,485,864	$—	$—	$8,485,864
Securities Lending Collateral	116,222	—	—	116,222
Total Assets	$8,602,086	$—	$—	$8,602,086

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 104.1%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[2]	$603,986	$603,986
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[2]	232,302	232,302
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[2]	231,583	231,583
Total Repurchase Agreements
(Cost $1,067,871)		1,067,871
Total Investments - 104.1%
(Cost $1,067,871)		$1,067,871
Other Assets & Liabilities, net - (4.1)%		(42,008)
Total Net Assets - 100.0%		$1,025,863

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	3.58% (Federal Funds Rate - 0.75%)	At Maturity	01/26/23	572	$1,376,545	$37,279
BNP Paribas	S&P Emerging 50 ADR Index	Receive	4.13% (Federal Funds Rate - 0.20%)	At Maturity	01/26/23	270	648,704	(3,091)
							$2,025,249	$34,188

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.

ADR – American Depositary Receipt

See Sector Classification in Other Information section.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$1,067,871	$—	$1,067,871
Equity Index Swap Agreements**	—	37,279	—	37,279
Total Assets	$—	$1,105,150	$—	$1,105,150

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$3,091	$—	$3,091

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 15.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	528,512	$5,094,854
Guggenheim Strategy Fund II1	210,588	5,062,533
Total Mutual Funds
(Cost $10,470,929)		10,157,387

	Face Amount
FEDERAL AGENCY NOTES†† - 38.4%
Federal Home Loan Bank
4.36% (SOFR + 0.06%, Rate Floor: 0.00%) due 03/14/23◊	$15,000,000	15,001,155
4.32% (SOFR + 0.02%, Rate Floor: 0.00%) due 01/03/23◊	5,000,000	5,000,015
4.35% (SOFR + 0.05%, Rate Floor: 0.00%) due 02/21/23◊	2,500,000	2,500,230
4.35% (SOFR + 0.05%, Rate Floor: 0.00%) due 02/23/23◊	2,500,000	2,500,140
Total Federal Agency Notes
(Cost $25,000,000)		25,001,540

FEDERAL AGENCY DISCOUNT NOTES†† - 15.4%
Federal Home Loan Bank
3.84% due 01/13/23[2]	5,000,000	4,994,530
4.10% due 02/03/23[2]	5,000,000	4,982,035
Total Federal Agency Discount Notes
(Cost $9,974,558)		9,976,565

U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
3.80% due 01/17/23[2,3]	729,000	727,957
Total U.S. Treasury Bills
(Cost $727,741)		727,957

REPURCHASE AGREEMENTS††- 74.5%
Individual Repurchase Agreements[4]
Mizuho Securities USA LLC issued 12/30/22 at 4.10% due 01/03/23(secured by a U.S. Treasury Bond, at a rate of 4.10% and maturing 11/15/52 as collateral, with a value of $33,361,819) to be repurchased at $32,715,297	32,704,124	32,704,124
Barclays Capital, Inc. issued 12/30/22 at 4.00% due 01/03/23(secured by a U.S. Treasury Bond, at a rate of 4.00% and maturing 11/15/52 as collateral, with a value of $9,463,313) to be repurchased at $9,279,842	9,276,750	9,276,750
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	3,678,927	3,678,927
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	1,414,972	1,414,972
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	1,410,590	1,410,590
Total Repurchase Agreements
(Cost $48,485,363)		48,485,363
Total Investments - 145.0%
(Cost $94,658,591)		$94,348,812

U.S. Government Securities Sold Short†† - (81.6)%
U.S. Treasury Bonds
4.00% due 11/15/52	52,500,000	(53,098,828)
Total Securities Sold Short - (81.6)%
(Proceeds $53,790,273)		$(53,098,828)
Other Assets & Liabilities, net - 36.6%		23,793,650
Total Net Assets - 100.0%		$65,043,634

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	95	Mar 2023	$12,786,406	$381,898

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	All or a portion of this security is pledged as short security collateral at December 31, 2022.
[5]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,157,387	$—	$—	$10,157,387
Federal Agency Notes	—	25,001,540	—	25,001,540
Federal Agency Discount Notes	—	9,976,565	—	9,976,565
U.S. Treasury Bills	—	727,957	—	727,957
Repurchase Agreements	—	48,485,363	—	48,485,363
Interest Rate Futures Contracts**	381,898	—	—	381,898
Total Assets	$10,539,285	$84,191,425	$—	$94,730,710

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$53,098,828	$—	$53,098,828

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,169,933	$–	$–	$–	$(107,400)	$5,062,533	210,588	$126,150
Guggenheim Ultra Short Duration Fund — Institutional Class	5,174,130	–	–	–	(79,276)	5,094,854	528,512	102,577
	$10,344,063	$–	$–	$–	$(186,676)	$10,157,387		$228,727

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 7.2%
Guggenheim Strategy Fund II1	29,310	$704,601
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,683	363,265
Total Mutual Funds
(Cost $1,096,686)		1,067,866

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 59.2%
Federal Home Loan Bank
3.90% due 01/03/23[2]	$2,000,000	1,999,567
4.00% due 01/06/23[2]	2,000,000	1,998,889
3.85% due 01/10/23[2]	1,000,000	999,038
4.08% due 01/12/23[2]	1,000,000	999,017
4.04% due 01/27/23[2]	1,000,000	997,252
4.27% due 02/10/23[2]	1,000,000	995,256
4.12% due 02/03/23[2]	800,000	797,125
Total Federal Agency Discount Notes
(Cost $8,785,565)		8,786,144

U.S. TREASURY BILLS†† - 7.3%
U.S. Treasury Bills
3.30% due 01/05/23[2]	1,000,000	999,798
3.80% due 01/17/23[2,3]	87,000	86,876
Total U.S. Treasury Bills
(Cost $1,086,483)		1,086,674

REPURCHASE AGREEMENTS††,4 - 19.4%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	1,632,620	1,632,620
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	627,930	627,930
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	625,986	625,986
Total Repurchase Agreements
(Cost $2,886,536)		2,886,536
Total Investments - 93.1%
(Cost $13,855,270)		$13,827,220
Other Assets & Liabilities, net - 6.9%		1,031,116
Total Net Assets - 100.0%		$14,858,336

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	121	Mar 2023	$13,070,836	$127,186

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	$14,900,000	$(92,522)	$(115,066)	$22,544

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.39.V1 — Credit Default Swap North American High Yield Series 39 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,067,866	$—	$—	$1,067,866
Federal Agency Discount Notes	—	8,786,144	—	8,786,144
U.S. Treasury Bills	—	1,086,674	—	1,086,674
Repurchase Agreements	—	2,886,536	—	2,886,536
Interest Rate Futures Contracts**	127,186	—	—	127,186
Credit Default Swap Agreements**	—	22,544	—	22,544
Total Assets	$1,195,052	$12,781,898	$—	$13,976,950

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$369,264	$350,000	$–	$–	$(14,663)	$704,601	29,310	$17,420
Guggenheim Ultra Short Duration Fund — Institutional Class	368,917	–	–	–	(5,652)	363,265	37,683	7,314
	$738,181	$350,000	$–	$–	$(20,315)	$1,067,866		$24,734

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 13.3%
Guggenheim Strategy Fund II1	2,020	$48,561
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	44,634
Total Mutual Funds
(Cost $95,671)		93,195

	Face Amount
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
3.79% due 01/17/23[2,3]	$14,000	13,980
Total U.S. Treasury Bills
(Cost $13,976)		13,980
REPURCHASE AGREEMENTS††,4 - 78.1%

J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[5]	309,284	309,284
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[5]	118,955	118,955
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[5]	118,587	118,587
Total Repurchase Agreements
(Cost $546,826)		546,826
Total Investments - 93.4%
(Cost $656,473)		$654,001
Other Assets & Liabilities, net - 6.6%		45,926
Total Net Assets - 100.0%		$699,927

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P MidCap 400 Index Mini Futures Contracts	1	Mar 2023	$244,330	$7,159

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.50% (SOFR + 0.20%)	At Maturity	01/25/23	109	$264,451	$11,575
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.28% (Federal Funds Rate - 0.05%)	At Maturity	01/26/23	32	78,774	2,904
BNP Paribas	S&P MidCap 400 Index	Receive	4.38% (Federal Funds Rate + 0.05%)	At Maturity	01/26/23	48	117,791	2,786
							$461,016	$17,265

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$93,195	$—	$—	$93,195
U.S. Treasury Bills	—	13,980	—	13,980
Repurchase Agreements	—	546,826	—	546,826
Equity Futures Contracts**	7,159	—	—	7,159
Equity Index Swap Agreements**	—	17,265	—	17,265
Total Assets	$100,354	$578,071	$—	$678,425

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$49,591	$–	$–	$–	$(1,030)	$48,561	2,020	$1,210
Guggenheim Ultra Short Duration Fund — Institutional Class	45,328	–	–	–	(694)	44,634	4,630	899
	$94,919	$–	$–	$–	$(1,724)	$93,195		$2,109

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 2.4%
Guggenheim Strategy Fund II1	49,399	$1,187,560
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	840,306
Total Mutual Funds
(Cost $2,033,556)		2,027,866

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 53.9%
Federal Home Loan Bank
4.00% due 01/06/23[2]	$7,000,000	6,996,111
4.01% due 01/12/23[2]	7,000,000	6,993,126
4.04% due 01/27/23[2]	7,000,000	6,980,764
4.27% due 02/10/23[2]	6,000,000	5,971,533
3.85% due 01/10/23[2]	5,900,000	5,894,321
3.85% due 01/06/23[2]	5,000,000	4,997,326
3.84% due 01/13/23[2]	5,000,000	4,994,530
4.00% due 01/11/23[2]	2,000,000	1,998,259
Total Federal Agency Discount Notes
(Cost $44,821,445)		44,825,970

FEDERAL AGENCY NOTES†† - 23.2%

Federal Home Loan Bank
4.36% (SOFR + 0.06%, Rate Floor: 0.00%) due 03/14/23◊	10,000,000	10,000,770
4.32% (SOFR + 0.02%, Rate Floor: 0.00%) due 01/06/23◊	6,800,000	6,800,041
4.35% (SOFR + 0.05%, Rate Floor: 0.00%) due 02/23/23◊	2,500,000	2,500,140
Total Federal Agency Notes
(Cost $19,299,981)		19,300,951

U.S. TREASURY BILLS†† - 11.2%

U.S. Treasury Bills
3.30% due 01/05/23[2]	8,000,000	7,998,384
3.89% due 01/12/23[2,3]	800,000	799,306
3.61% due 01/12/23[2,3]	500,000	499,566
Total U.S. Treasury Bills
(Cost $9,295,563)		9,297,256

REPURCHASE AGREEMENTS††,4 - 10.8%

J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[3]	5,064,082	5,064,082
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[3]	1,947,724	1,947,724
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[3]	1,941,691	1,941,691
Total Repurchase Agreements
(Cost $8,953,497)		8,953,497
Total Investments - 101.5%
(Cost $84,404,042)		$84,405,540
Other Assets & Liabilities, net - (1.5)%		(1,252,260)
Total Net Assets - 100.0%		$83,153,280

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	10	Mar 2023	$2,204,600	$161,176

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	Receive	4.65% (SOFR + 0.35%)	At Maturity	01/25/23	1,380	$15,098,785	$1,248,167
BNP Paribas	NASDAQ-100 Index	Receive	4.58% (Federal Funds Rate + 0.25%)	At Maturity	01/26/23	5,449	59,609,142	668,965
Goldman Sachs International	NASDAQ-100 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	01/26/23	563	6,160,032	427,567
							$80,867,959	$2,344,699

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,027,866	$—	$—	$2,027,866
Federal Agency Discount Notes	—	44,825,970	—	44,825,970
Federal Agency Notes	—	19,300,951	—	19,300,951
U.S. Treasury Bills	—	9,297,256	—	9,297,256
Repurchase Agreements	—	8,953,497	—	8,953,497
Equity Futures Contracts**	161,176	—	—	161,176
Equity Index Swap Agreements**	—	2,344,699	—	2,344,699
Total Assets	$2,189,042	$84,722,373	$—	$86,911,415

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,212,754	$–	$–	$–	$(25,194)	$1,187,560	49,399	$29,595
Guggenheim Ultra Short Duration Fund — Institutional Class	853,381	–	–	–	(13,075)	840,306	87,169	16,920
	$2,066,135	$–	$–	$–	$(38,269)	$2,027,866		$46,515

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 13.1%
Guggenheim Strategy Fund II1	39,100	$939,970
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	97,310	938,068
Total Mutual Funds
(Cost $1,914,221)		1,878,038

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 13.9%
Federal Home Loan Bank
4.00% due 01/11/23[2]	$1,000,000	999,129
4.05% due 01/27/23[2]	1,000,000	997,252
Total Federal Agency Discount Notes
(Cost $1,995,964)		1,996,381

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
3.89% due 01/12/23[2,3]	100,000	99,913

3.79% due 01/17/23[2]	18,000	17,974
Total U.S. Treasury Bills
(Cost $117,850)		117,887

REPURCHASE AGREEMENTS††,4 - 70.6%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[3]	5,750,794	5,750,794
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[3]	2,211,844	2,211,844
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[3]	2,204,994	2,204,994
Total Repurchase Agreements
(Cost $10,167,632)		10,167,632
Total Investments - 98.4%
(Cost $14,195,667)		$14,159,938
Other Assets & Liabilities, net - 1.6%		235,146
Total Net Assets - 100.0%		$14,395,084

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	Receive	4.13% (Federal Funds Rate - 0.20%)	At Maturity	01/26/23	5,521	$9,723,742	$299,769
Goldman Sachs International	Russell 2000 Index	Receive	4.18% (Federal Funds Rate - 0.15%)	At Maturity	01/26/23	2,273	4,002,487	98,755
Barclays Bank plc	Russell 2000 Index	Receive	3.80% (SOFR - 0.50%)	At Maturity	01/25/23	385	677,370	49,212

							$14,403,599	$447,736

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,878,038	$—	$—	$1,878,038
Federal Agency Discount Notes	—	1,996,381	—	1,996,381
U.S. Treasury Bills	—	117,887	—	117,887
Repurchase Agreements	—	10,167,632	—	10,167,632
Equity Index Swap Agreements**	—	447,736	—	447,736
Total Assets	$1,878,038	$12,729,636	$—	$14,607,674

** This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$959,911	$–	$–	$–	$(19,941)	$939,970	39,100	$23,424
Guggenheim Ultra Short Duration Fund — Institutional Class	952,665	–	–	–	(14,597)	938,068	97,310	18,889
	$1,912,576	$–	$–	$–	$(34,538)	$1,878,038		$42,313

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MUTUAL FUNDS† - 11.9%
Guggenheim Strategy Fund II1	262,625	$6,313,508
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,116,185
Total Mutual Funds
(Cost $10,738,042)		10,429,693

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 39.5%
Federal Home Loan Bank
4.08% due 01/12/23[2]	8,000,000	7,992,143
4.04% due 01/27/23[2]	7,000,000	6,980,764
4.27% due 02/10/23[2]	6,275,000	6,245,229
3.85% due 01/06/23[2]	5,300,000	5,297,166
4.10% due 02/03/23[2]	5,000,000	4,982,035
3.84% due 01/13/23[2]	3,000,000	2,996,718
Total Federal Agency Discount Notes
(Cost $34,489,230)		34,494,055

FEDERAL AGENCY NOTES†† - 29.3%
Federal Home Loan Bank
4.36% (SOFR + 0.06%, Rate Floor: 0.00%) due 03/14/23◊	10,000,000	10,000,770
4.32% (SOFR + 0.02%, Rate Floor: 0.00%) due 01/10/23◊	8,600,000	8,600,112
4.32% (SOFR + 0.02%, Rate Floor: 0.00%) due 01/06/23◊	7,000,000	7,000,042
Total Federal Agency Notes
(Cost $25,599,942)		25,600,924

U.S. TREASURY BILLS†† - 5.8%
U.S. Treasury Bills
3.30% due 01/05/23[2,3]	3,000,000	2,999,394
3.80% due 01/17/23[2,4]	1,092,000	1,090,438
3.89% due 01/12/23[2,3]	1,000,000	999,132
Total U.S. Treasury Bills
(Cost $5,087,827)		5,088,964

REPURCHASE AGREEMENTS††,5 - 15.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[3]	7,677,940	7,677,940
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[3]	2,953,054	2,953,054
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[3]	2,943,908	2,943,908
Total Repurchase Agreements
(Cost $13,574,902)		13,574,902
Total Investments - 102.0%
(Cost $89,489,943)		$89,188,538
Other Assets & Liabilities, net - (2.0)%		(1,746,306)
Total Net Assets - 100.0%		$87,442,232

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	69	Mar 2023	$13,322,175	$488,317

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	01/26/23	14,914	$57,264,013	$1,572,507
Barclays Bank plc	S&P 500 Index	Receive	4.60% (SOFR + 0.30%)	At Maturity	01/25/23	2,219	8,521,612	333,060
BNP Paribas	S&P 500 Index	Receive	4.53% (Federal Funds Rate + 0.20%)	At Maturity	01/26/23	2,172	8,337,799	269,574
							$74,123,424	$2,175,141

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,429,693	$—	$—	$10,429,693
Federal Agency Discount Notes	—	34,494,055	—	34,494,055
Federal Agency Notes	—	25,600,924	—	25,600,924
U.S. Treasury Bills	—	5,088,964	—	5,088,964
Repurchase Agreements	—	13,574,902	—	13,574,902
Equity Futures Contracts**	488,317	—	—	488,317
Equity Index Swap Agreements**	—	2,175,141	—	2,175,141
Total Assets	$10,918,010	$80,933,986	$—	$91,851,996

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,447,447	$–	$–	$–	$(133,939)	$6,313,508	262,625	$157,334
Guggenheim Ultra Short Duration Fund — Institutional Class	4,180,234	–	–	–	(64,049)	4,116,185	426,990	82,882
	$10,627,681	$–	$–	$–	$(197,988)	$10,429,693		$240,216

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 15.3%
U.S. Treasury Bills
3.79% due 01/17/23[1,2]	$165,000	$164,764
Total U.S. Treasury Bills
(Cost $164,715)		164,764

REPURCHASE AGREEMENTS††,3 - 83.3%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	507,345	507,345
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	195,133	195,133
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	194,528	194,528
Total Repurchase Agreements
(Cost $897,006)		897,006
Total Investments - 98.6%
(Cost $1,061,721)		$1,061,770
Other Assets & Liabilities, net - 1.4%		14,623
Total Net Assets - 100.0%		$1,076,393

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	23	Mar 2023	$2,210,588	$88,446
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	17	Mar 2023	2,190,450	(149,857)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$164,764	$—	$164,764
Repurchase Agreements	—	897,006	—	897,006
Currency Futures Contracts**	88,446	—	—	88,446
Total Assets	$88,446	$1,061,770	$—	$1,150,216

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$149,857	$—	$—	$149,857

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$138,359	$–	$(136,161)	$(3,935)	$1,737	$–	–	$912
Guggenheim Ultra Short Duration Fund — Institutional Class	141,446	–	(139,423)	(4,142)	2,119	–	–	633
	$279,805	$–	$(275,584)	$(8,077)	$3,856	$–		$1,545

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.8%
Retail - 18.5%
McDonald's Corp.	1,294	$341,008
Starbucks Corp.	2,627	260,598
Chipotle Mexican Grill, Inc. — Class A*	108	149,849
Yum! Brands, Inc.	1,151	147,420
Darden Restaurants, Inc.	734	101,534
Yum China Holdings, Inc.	1,603	87,604
Domino's Pizza, Inc.	246	85,214
Restaurant Brands International, Inc.	1,222	79,027
Texas Roadhouse, Inc. — Class A	622	56,571
Wendy's Co.	2,374	53,724
Wingstop, Inc.	353	48,580
Papa John's International, Inc.	517	42,554
Dave & Buster's Entertainment, Inc.*	960	34,022
Bloomin' Brands, Inc.	1,597	32,132
Cracker Barrel Old Country Store, Inc.	338	32,022
Cheesecake Factory, Inc.[1]	988	31,330
Shake Shack, Inc. — Class A*	726	30,151
Jack in the Box, Inc.	436	29,748
Brinker International, Inc.*	813	25,943
Total Retail		1,669,031
Media - 17.9%
Walt Disney Co.*	3,611	313,724
Comcast Corp. — Class A	8,858	309,764
Charter Communications, Inc. — Class A*	555	188,201
Warner Bros Discovery, Inc.*	12,175	115,419
Fox Corp. — Class A	3,317	100,737
Paramount Global — Class B	5,006	84,501
News Corp. — Class A	4,548	82,774
Liberty Broadband Corp. — Class C*	1,034	78,863
DISH Network Corp. — Class A*	4,859	68,220
Nexstar Media Group, Inc. — Class A	357	62,486
New York Times Co. — Class A	1,761	57,162
TEGNA, Inc.	2,638	55,899
World Wrestling Entertainment, Inc. — Class A	796	54,542
Cable One, Inc.	71	50,542
Total Media		1,622,834
Internet - 12.5%
Netflix, Inc.*	941	277,482
Booking Holdings, Inc.*	111	223,696
Airbnb, Inc. — Class A*	2,104	179,892
Sea Ltd. ADR*	2,003	104,216
Spotify Technology S.A.*	1,252	98,845
Trip.com Group Ltd. ADR*	2,716	93,431
Expedia Group, Inc.*	1,062	93,031
Roku, Inc.*	1,403	57,102
Total Internet		1,127,695
Lodging - 10.7%
Marriott International, Inc. — Class A	1,114	165,863
Las Vegas Sands Corp.*	3,087	148,392
Hilton Worldwide Holdings, Inc.	1,115	140,891
MGM Resorts International	2,526	84,697
Hyatt Hotels Corp. — Class A*	835	75,526
Wynn Resorts Ltd.*	893	73,646
Wyndham Hotels & Resorts, Inc.	861	61,398
Choice Hotels International, Inc.	532	59,925
Boyd Gaming Corp.	1,044	56,929
Hilton Grand Vacations, Inc.*	1,348	51,952
Travel + Leisure Co.	1,195	43,498
Total Lodging		962,717
Entertainment - 10.3%
Warner Music Group Corp. — Class A	3,121	109,297
Live Nation Entertainment, Inc.*	1,440	100,426
Churchill Downs, Inc.	329	69,561
Caesars Entertainment, Inc.*	1,659	69,014
Vail Resorts, Inc.	283	67,453
Marriott Vacations Worldwide Corp.	431	58,008
Madison Square Garden Sports Corp. — Class A	312	57,199
Light & Wonder, Inc. — Class A*	965	56,549
Penn Entertainment, Inc.*	1,744	51,797
DraftKings, Inc. — Class A*	4,538	51,688
International Game Technology plc	2,276	51,620
Red Rock Resorts, Inc. — Class A	1,216	48,652
SeaWorld Entertainment, Inc.*	890	47,624
Six Flags Entertainment Corp.*	1,655	38,479
AMC Entertainment Holdings, Inc. — Class A*,1	8,792	35,783
Cinemark Holdings, Inc.*	2,579	22,334
Total Entertainment		935,484
Software - 8.0%
Activision Blizzard, Inc.	2,559	195,891
Electronic Arts, Inc.	1,192	145,639
Take-Two Interactive Software, Inc.*	1,040	108,295
ROBLOX Corp. — Class A*	3,538	100,692
NetEase, Inc. ADR	1,275	92,603
Bilibili, Inc. ADR*,1	3,266	77,372
Total Software		720,492
Leisure Time - 7.0%
Norwegian Cruise Line Holdings Ltd.*	7,816	95,668
Royal Caribbean Cruises Ltd.*	1,705	84,278
Carnival Corp.*	9,614	77,489
Planet Fitness, Inc. — Class A*	872	68,714
Polaris, Inc.	618	62,418
Harley-Davidson, Inc.	1,426	59,322
Brunswick Corp.	781	56,294
YETI Holdings, Inc.*	1,119	46,226
Topgolf Callaway Brands Corp.*	2,270	44,832
Peloton Interactive, Inc. — Class A*	4,246	33,713
Total Leisure Time		628,954
Agriculture - 6.8%
Philip Morris International, Inc.	3,124	316,180

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Agriculture - 6.8% (continued)
Altria Group, Inc.	4,920	$224,893
British American Tobacco plc ADR	1,934	77,322
Total Agriculture		618,395
Beverages - 5.7%
Constellation Brands, Inc. — Class A	675	156,431
Brown-Forman Corp. — Class B	2,180	143,182
Molson Coors Beverage Co. — Class B	1,650	85,008
Anheuser-Busch InBev S.A. ADR	1,272	76,371
Boston Beer Company, Inc. — Class A*	151	49,758
Total Beverages		510,750
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	1,219	74,371
Mattel, Inc.*	3,665	65,384
Total Toys, Games & Hobbies		139,755
Food Service - 0.9%
Aramark	2,022	83,589
Total Common Stocks
(Cost $7,174,597)		9,019,696

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$38,292	38,292
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	14,728	14,728
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	14,682	14,682
Total Repurchase Agreements
(Cost $67,702)		67,702

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	114,043	114,043
Total Securities Lending Collateral
(Cost $114,043)		114,043
Total Investments - 101.8%
(Cost $7,356,342)		$9,201,441
Other Assets & Liabilities, net - (1.8)%		(158,831)
Total Net Assets - 100.0%		$9,042,610

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,019,696	$—	$—	$9,019,696
Repurchase Agreements	—	67,702	—	67,702
Securities Lending Collateral	114,043	—	—	114,043
Total Assets	$9,133,739	$67,702	$—	$9,201,441

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 92.0%
Consumer, Non-cyclical - 19.7%
Coca-Cola Co.[1]	2,022	$128,620
Danaher Corp.	460	122,093
Quest Diagnostics, Inc.	760	118,895
Hershey Co.	491	113,701
Hologic, Inc.*,1	1,511	113,038
John B Sanfilippo & Son, Inc.	1,360	110,595
Bristol-Myers Squibb Co.[1]	1,526	109,796
IDEXX Laboratories, Inc.*	268	109,333
Monster Beverage Corp.*	1,049	106,505
Ironwood Pharmaceuticals, Inc. — Class A*	7,910	98,005
Tyson Foods, Inc. — Class A1	1,537	95,678
Post Holdings, Inc.*,1	1,044	94,231
Prestige Consumer Healthcare, Inc.*	1,473	92,210
Perdoceo Education Corp.*	6,569	91,309
Altria Group, Inc.[1]	1,992	91,054
Royalty Pharma plc — Class A	2,092	82,676
Becton Dickinson and Co.[1]	314	79,850
Gilead Sciences, Inc.	841	72,200
Eli Lilly & Co.[1]	196	71,705
Jazz Pharmaceuticals plc*	433	68,981
Globus Medical, Inc. — Class A*	923	68,551
Vertex Pharmaceuticals, Inc.*,1	234	67,575
Varex Imaging Corp.*	3,217	65,305
Supernus Pharmaceuticals, Inc.*	1,733	61,816
United Therapeutics Corp.*,1	205	57,008
Lamb Weston Holdings, Inc.[1]	610	54,510
Incyte Corp.*,1	619	49,718
Triton International Ltd.	718	49,384
USANA Health Sciences, Inc.*,1	889	47,295
Inter Parfums, Inc.	483	46,619
Philip Morris International, Inc.	452	45,747
PerkinElmer, Inc.[1]	325	45,572
Regeneron Pharmaceuticals, Inc.*	59	42,568
Eagle Pharmaceuticals, Inc.*	1,357	39,665
Amphastar Pharmaceuticals, Inc.*	1,192	33,400
Innoviva, Inc.*	2,446	32,409
Johnson & Johnson	171	30,207
EVERTEC, Inc.[1]	815	26,390
Neurocrine Biosciences, Inc.*	219	26,157
AMN Healthcare Services, Inc.*	215	22,106
Vanda Pharmaceuticals, Inc.*,1	2,984	22,052
Total Consumer, Non-cyclical		2,904,529
Industrial - 15.4%
Emerson Electric Co.[1]	1,214	116,617
AMETEK, Inc.[1]	799	111,636
General Dynamics Corp.	447	110,905
Donaldson Company, Inc.[1]	1,881	110,734
Standex International Corp.[1]	1,076	110,193
Graco, Inc.[1]	1,638	110,172
Textron, Inc.[1]	1,543	109,244
Snap-on, Inc.[1]	470	107,390
Albany International Corp. — Class A1	1,041	102,632
Eagle Materials, Inc.[1]	761	101,099
Lockheed Martin Corp.[1]	184	89,514
Vishay Intertechnology, Inc.[1]	4,042	87,186
Louisiana-Pacific Corp.	1,468	86,906
Keysight Technologies, Inc.*	443	75,784
Eaton Corporation plc	464	72,825
Acuity Brands, Inc.	422	69,887
Sealed Air Corp.	1,327	66,191
Advanced Energy Industries, Inc.[1]	761	65,279
Sturm Ruger & Company, Inc.[1]	1,246	63,073
3M Co.	478	57,322
Otis Worldwide Corp.	670	52,468
Mueller Industries, Inc.[1]	802	47,318
Dorian LPG Ltd.	2,453	46,484
Barnes Group, Inc.[1]	1,024	41,831
Packaging Corporation of America[1]	324	41,443
Crane Holdings Co.	361	36,262
Toro Co.	314	35,545
Sonoco Products Co.[1]	566	34,362
OSI Systems, Inc.*	412	32,762
EnPro Industries, Inc.[1]	260	28,259
Insteel Industries, Inc.	863	23,750
TopBuild Corp.*,1	145	22,691
Total Industrial		2,267,764
Financial - 12.9%
Preferred Bank/Los Angeles CA	1,495	111,557
National Bank Holdings Corp. — Class A	2,591	109,003
Hope Bancorp, Inc.	8,507	108,975
Heritage Financial Corp.	3,474	106,443
Renasant Corp.[1]	2,807	105,515
S&T Bancorp, Inc.	3,079	105,240
TowneBank[1]	3,329	102,666
Evercore, Inc. — Class A1	815	88,900
Goldman Sachs Group, Inc.	188	64,556
U.S. Bancorp	1,417	61,795
Global Net Lease, Inc. REIT	4,690	58,953
Visa, Inc. — Class A1	276	57,342
Arch Capital Group Ltd.*	795	49,910
Mastercard, Inc. — Class A	142	49,378
International Bancshares Corp.[1]	1,060	48,506
Office Properties Income Trust REIT	3,514	46,912
Apartment Income REIT Corp. [1]	1,309	44,912
BankUnited, Inc.[1]	1,317	44,739
Central Pacific Financial Corp.	2,147	43,541
Virtus Investment Partners, Inc.	226	43,265
Stewart Information Services Corp.[1]	974	41,619
Trustmark Corp.[1]	1,121	39,134
FB Financial Corp.	1,042	37,658
Marcus & Millichap, Inc.	1,079	37,172
Hilltop Holdings, Inc.	1,238	37,152
Brightsphere Investment Group, Inc.	1,776	36,550
Bread Financial Holdings, Inc.	899	33,856
PennyMac Financial Services, Inc.[1]	577	32,693
PotlatchDeltic Corp. REIT[1]	734	32,289
NMI Holdings, Inc. — Class A*	1,436	30,012

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 92.0% (continued)
Financial - 12.9% (continued)
RLI Corp.	222	$29,142
Aflac, Inc.[1]	384	27,625
Pathward Financial, Inc.	570	24,539
Associated Banc-Corp.	237	5,472
Total Financial		1,897,021
Consumer, Cyclical - 11.8%
Home Depot, Inc.[1]	417	131,714
Lowe's Companies, Inc.[1]	581	115,759
Yum! Brands, Inc.	880	112,710
Wyndham Hotels & Resorts, Inc.	1,556	110,958
Columbia Sportswear Co.[1]	1,263	110,613
Brunswick Corp.[1]	1,423	102,570
Starbucks Corp.	890	88,288
GMS, Inc.*,1	1,565	77,937
NIKE, Inc. — Class B	604	70,674
Allison Transmission Holdings, Inc.[1]	1,567	65,187
Methode Electronics, Inc.	1,442	63,982
Buckle, Inc.	1,379	62,538
Steven Madden Ltd.	1,799	57,496
Boyd Gaming Corp.	1,031	56,221
Academy Sports & Outdoors, Inc.[1]	981	51,542
Watsco, Inc.[1]	196	48,882
Casey's General Stores, Inc.	217	48,684
Patrick Industries, Inc.	699	42,359
General Motors Co.	1,165	39,191
Williams-Sonoma, Inc.	339	38,958
Haverty Furniture Companies, Inc.	1,286	38,451
Oxford Industries, Inc.	400	37,272
Tesla, Inc.*,1	257	31,657
Group 1 Automotive, Inc.[1]	166	29,941
Winnebago Industries, Inc.	559	29,459
Polaris, Inc.	289	29,189
Thor Industries, Inc.[1]	309	23,327
Harley-Davidson, Inc.	527	21,923
Total Consumer, Cyclical		1,737,482
Technology - 9.5%
Microsoft Corp.[1]	794	190,417
Apple, Inc.[1]	1,253	162,802
Synopsys, Inc.*	315	100,576
Cirrus Logic, Inc.*,1	1,323	98,537
Applied Materials, Inc.	968	94,264
Adobe, Inc.*,1	148	49,806
Maximus, Inc.	649	47,591
Rambus, Inc.*,1	1,321	47,318
QUALCOMM, Inc.[1]	371	40,788
NetApp, Inc.[1]	667	40,060
International Business Machines Corp.[1]	270	38,040
SS&C Technologies Holdings, Inc.	699	36,390
ServiceNow, Inc.*	88	34,168
Diodes, Inc.*	444	33,806
NetScout Systems, Inc.*,1	1,038	33,746
Dropbox, Inc. — Class A*	1,505	33,682
Synaptics, Inc.*,1	343	32,640
CSG Systems International, Inc.	553	31,632
Analog Devices, Inc.[1]	188	30,838
NVIDIA Corp.	210	30,689
NXP Semiconductor N.V.	189	29,868
Teradata Corp.*	850	28,611
Veeco Instruments, Inc.*	1,449	26,922
Avid Technology, Inc.*	944	25,101
Microchip Technology, Inc.	357	25,079
Veradigm, Inc.*	1,400	24,696
ACI Worldwide, Inc.*,1	1,057	24,311
Total Technology		1,392,378
Energy - 7.8%
Exxon Mobil Corp.[1]	1,319	145,486
Marathon Petroleum Corp.[1]	1,015	118,136
Antero Midstream Corp.[1]	10,013	108,040
DT Midstream, Inc.[1]	1,888	104,331
Kinder Morgan, Inc.[1]	5,731	103,617
Valero Energy Corp.[1]	604	76,623
Williams Companies, Inc.[1]	2,108	69,353
Phillips 66[1]	660	68,693
Chevron Corp.[1]	356	63,898
ONEOK, Inc.[1]	846	55,582
CVR Energy, Inc.[1]	1,569	49,172
Occidental Petroleum Corp.[1]	653	41,133
Magnolia Oil & Gas Corp. — Class A	1,345	31,540
SunCoke Energy, Inc.[1]	3,536	30,516
Par Pacific Holdings, Inc.*	1,190	27,668
REX American Resources Corp.*	767	24,436
Equitrans Midstream Corp.[1]	3,554	23,812
Total Energy		1,142,036
Utilities - 6.3%
FirstEnergy Corp.	2,755	115,545
OGE Energy Corp.	2,847	112,599
Black Hills Corp.	1,594	112,122
UGI Corp.[1]	2,698	100,015
MGE Energy, Inc.[1]	1,146	80,679
Chesapeake Utilities Corp.[1]	632	74,690
ONE Gas, Inc.	839	63,529
Ameren Corp.	659	58,598
Clearway Energy, Inc. — Class C	1,791	57,079
Otter Tail Corp.[1]	944	55,422
American States Water Co.	426	39,426
National Fuel Gas Co.[1]	501	31,713
Unitil Corp.	567	29,121
Total Utilities		930,538
Communications - 4.6%
Verizon Communications, Inc.[1]	2,902	114,339
T-Mobile US, Inc.*,1	682	95,480
Alphabet, Inc. — Class C*	979	86,867
Gogo, Inc.*,1	5,697	84,088
Meta Platforms, Inc. — Class A*,1	610	73,407
Cisco Systems, Inc.[1]	1,469	69,983
VeriSign, Inc.*	199	40,883
InterDigital, Inc.	744	36,813
Amazon.com, Inc.*,1	406	34,104
Arista Networks, Inc.*	168	20,387
NETGEAR, Inc.*	1,084	19,631
Total Communications		675,982

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 92.0% (continued)
Basic Materials - 4.0%
Minerals Technologies, Inc.	1,489	$90,412
Balchem Corp.[1]	702	85,721
Huntsman Corp.[1]	2,249	61,803
NewMarket Corp.[1]	183	56,933
FMC Corp.[1]	424	52,915
Olin Corp.	880	46,587
LyondellBasell Industries N.V. — Class A	525	43,591
Dow, Inc.	794	40,010
Westlake Corp.	378	38,760
PPG Industries, Inc.	285	35,836
Ingevity Corp.*,1	491	34,586
Total Basic Materials		587,154
Total Common Stocks
(Cost $13,321,603)		13,534,884

MONEY MARKET FUND† - 1.2%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio - Institutional Class 1.00%[2]	169,380	$169,380
Total Money Market Fund
(Cost $169,380)		169,380
Total Investments - 93.2%
(Cost $13,490,983)		$13,704,264
Other Assets & Liabilities, net - 6.8%		1,005,496
Total Net Assets - 100.0%		$14,709,760

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	4.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$6,960,332	$110,429
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	7,013,241	98,754
						$13,973,573	$209,183
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.03% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	$7,985,403	$400,341
Goldman Sachs International	GS Equity Custom Basket	Receive	4.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	7,940,376	395,929
						$15,925,779	$796,270

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
S&T Bancorp, Inc.	1,579	0.83%	$8,906
Associated Banc-Corp.	2,455	0.81%	7,090
Renasant Corp.	1,440	0.78%	5,690
TowneBank	1,708	0.76%	5,320
Preferred Bank/Los Angeles CA	766	0.82%	5,237
PennyMac Financial Services, Inc.	296	0.24%	2,695
Virtus Investment Partners, Inc.	116	0.32%	2,631
Arch Capital Group Ltd.	407	0.37%	2,539
Trustmark Corp.	575	0.29%	2,292
NMI Holdings, Inc. — Class A	736	0.22%	1,606
Evercore, Inc. — Class A	418	0.66%	1,579
Bread Financial Holdings, Inc.	461	0.25%	1,215
Aflac, Inc.	197	0.20%	1,049
International Bancshares Corp.	544	0.36%	959
Hilltop Holdings, Inc.	635	0.27%	929
RLI Corp.	114	0.22%	547
Visa, Inc. — Class A	141	0.42%	183
National Bank Holdings Corp. — Class A	1,329	0.80%	36
Brightsphere Investment Group, Inc.	911	0.27%	(71)
U.S. Bancorp	726	0.45%	(224)
Mastercard, Inc. — Class A	73	0.36%	(570)
Marcus & Millichap, Inc.	553	0.27%	(1,431)
Pathward Financial, Inc.	292	0.18%	(1,536)
Apartment Income REIT Corp.	671	0.33%	(1,729)
Hope Bancorp, Inc.	4,364	0.80%	(2,310)
FB Financial Corp.	534	0.28%	(2,858)
BankUnited, Inc.	675	0.33%	(2,883)
PotlatchDeltic Corp.	376	0.24%	(3,280)
Global Net Lease, Inc.	2,406	0.43%	(4,248)
Heritage Financial Corp.	1,782	0.78%	(5,535)
Central Pacific Financial Corp.	1,101	0.32%	(6,737)
Stewart Information Services Corp.	500	0.31%	(7,032)
Office Properties Income Trust	1,802	0.35%	(12,647)
Total Financial			(2,588)
Consumer, Non-cyclical
Perdoceo Education Corp.	3,369	0.67%	10,797
Bristol-Myers Squibb Co.	783	0.81%	8,292
Vertex Pharmaceuticals, Inc.	120	0.50%	7,545
Ironwood Pharmaceuticals, Inc. — Class A	4,057	0.72%	6,754
Regeneron Pharmaceuticals, Inc.	30	0.31%	6,074
United Therapeutics Corp.	105	0.42%	5,921
Eli Lilly & Co.	100	0.53%	5,524
Coca-Cola Co.	1,037	0.95%	5,097
Amphastar Pharmaceuticals, Inc.	611	0.25%	4,779
Jazz Pharmaceuticals plc	222	0.51%	4,312
Incyte Corp.	318	0.37%	3,525
Quest Diagnostics, Inc.	390	0.88%	3,418
Hologic, Inc.	775	0.83%	3,376
Becton Dickinson and Co.	161	0.59%	2,614
Gilead Sciences, Inc.	431	0.53%	2,234
Supernus Pharmaceuticals, Inc.	889	0.46%	2,082
Triton International Ltd.	368	0.36%	2,011
PerkinElmer, Inc.	167	0.34%	1,646
Altria Group, Inc.	1,022	0.67%	1,622
Lamb Weston Holdings, Inc.	313	0.40%	1,225
Philip Morris International, Inc.	232	0.34%	1,100
Prestige Consumer Healthcare, Inc.	755	0.68%	739
Globus Medical, Inc. — Class A	473	0.50%	652
Innoviva, Inc.	1,254	0.24%	575
Post Holdings, Inc.	535	0.69%	497
Johnson & Johnson	87	0.22%	(186)
Hershey Co.	252	0.84%	(332)
Monster Beverage Corp.	538	0.78%	(383)
Neurocrine Biosciences, Inc.	112	0.19%	(493)
Inter Parfums, Inc.	247	0.34%	(543)
Danaher Corp.	236	0.90%	(786)
John B Sanfilippo & Son, Inc.	697	0.81%	(1,115)
IDEXX Laboratories, Inc.	137	0.80%	(1,801)
AMN Healthcare Services, Inc.	110	0.16%	(1,834)
Varex Imaging Corp.	1,650	0.48%	(2,255)
Royalty Pharma plc — Class A	1,073	0.61%	(3,466)
EVERTEC, Inc.	418	0.19%	(4,005)
Eagle Pharmaceuticals, Inc.	696	0.29%	(7,878)
Vanda Pharmaceuticals, Inc.	1,530	0.16%	(12,368)
USANA Health Sciences, Inc.	456	0.35%	(14,386)
Tyson Foods, Inc. — Class A	788	0.70%	(16,592)
Total Consumer, Non-cyclical			23,988
Consumer, Cyclical
Columbia Sportswear Co.	648	0.82%	6,352
Patrick Industries, Inc.	377	0.33%	5,547
NIKE, Inc. — Class B	309	0.52%	5,123
Academy Sports & Outdoors, Inc.	503	0.38%	4,297
GMS, Inc.	803	0.57%	3,915
Home Depot, Inc.	214	0.97%	3,668
Buckle, Inc.	707	0.46%	3,417
Allison Transmission Holdings, Inc.	803	0.48%	2,870
Lowe's Companies, Inc.	298	0.85%	1,702
Methode Electronics, Inc.	739	0.47%	1,652
Group 1 Automotive, Inc.	85	0.22%	1,017

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Haverty Furniture Companies, Inc.	659	0.28%	$844
Starbucks Corp.	456	0.65%	557
Casey's General Stores, Inc.	111	0.36%	241
Thor Industries, Inc.	158	0.17%	(135)
Wyndham Hotels & Resorts, Inc.	798	0.82%	(599)
Watsco, Inc.	100	0.36%	(859)
Boyd Gaming Corp.	528	0.41%	(1,032)
Yum! Brands, Inc.	451	0.83%	(1,122)
Winnebago Industries, Inc.	286	0.22%	(1,193)
Harley-Davidson, Inc.	270	0.16%	(1,429)
Oxford Industries, Inc.	205	0.27%	(1,432)
Polaris, Inc.	148	0.21%	(1,569)
Williams-Sonoma, Inc.	174	0.29%	(2,209)
Steven Madden Ltd.	923	0.42%	(2,322)
Brunswick Corp.	730	0.76%	(2,436)
General Motors Co.	597	0.29%	(2,980)
Tesla, Inc.	131	0.23%	(10,071)
Total Consumer, Cyclical			11,814
Technology
Apple, Inc.	642	1.20%	18,804
Microsoft Corp.	407	1.40%	16,522
Rambus, Inc.	677	0.35%	10,674
Adobe, Inc.	76	0.37%	3,595
CSG Systems International, Inc.	283	0.23%	2,965
NetApp, Inc.	342	0.30%	2,196
Diodes, Inc.	227	0.25%	1,832
Veradigm, Inc.	718	0.18%	1,440
Analog Devices, Inc.	96	0.23%	1,398
International Business Machines Corp.	138	0.28%	703
NetScout Systems, Inc.	532	0.25%	629
Maximus, Inc.	333	0.35%	323
ServiceNow, Inc.	45	0.25%	(65)
QUALCOMM, Inc.	190	0.30%	(132)
Dropbox, Inc. — Class A	772	0.25%	(175)
Teradata Corp.	436	0.21%	(194)
Microchip Technology, Inc.	183	0.18%	(543)
Veeco Instruments, Inc.	743	0.20%	(702)
Avid Technology, Inc.	484	0.18%	(982)
Synaptics, Inc.	176	0.24%	(1,385)
SS&C Technologies Holdings, Inc.	359	0.27%	(1,545)
NXP Semiconductor N.V.	96	0.22%	(1,745)
NVIDIA Corp.	108	0.23%	(2,134)
ACI Worldwide, Inc.	542	0.18%	(2,184)
Synopsys, Inc.	161	0.74%	(2,187)
Cirrus Logic, Inc.	678	0.73%	(2,460)
Applied Materials, Inc.	496	0.69%	(4,504)
Total Technology			40,144
Industrial
Vishay Intertechnology, Inc.	2,073	0.64%	6,953
Dorian LPG Ltd.	1,258	0.34%	6,396
Standex International Corp.	552	0.81%	6,352
Keysight Technologies, Inc.	227	0.56%	5,223
Donaldson Company, Inc.	965	0.82%	4,683
Emerson Electric Co.	623	0.86%	4,400
Barnes Group, Inc.	525	0.31%	3,705
Snap-on, Inc.	241	0.79%	3,496
Louisiana-Pacific Corp.	753	0.64%	3,347
Eagle Materials, Inc.	390	0.74%	3,193
Albany International Corp. — Class A	534	0.76%	2,914
Mueller Industries, Inc.	411	0.35%	2,623
Textron, Inc.	791	0.80%	2,479
AMETEK, Inc.	410	0.82%	1,358
EnPro Industries, Inc.	133	0.21%	1,349
Advanced Energy Industries, Inc.	390	0.48%	1,155
Lockheed Martin Corp.	94	0.66%	959
Toro Co.	161	0.26%	559
General Dynamics Corp.	229	0.82%	17
OSI Systems, Inc.	211	0.24%	(23)
Otis Worldwide Corp.	344	0.39%	(45)
Graco, Inc.	840	0.81%	(284)
Sonoco Products Co.	290	0.25%	(316)
Crane Holdings Co.	185	0.27%	(438)
Eaton Corporation plc	238	0.54%	(923)
3M Co.	245	0.42%	(1,217)
Packaging Corporation of America	166	0.31%	(1,255)
TopBuild Corp.	74	0.17%	(1,332)
Sealed Air Corp.	680	0.49%	(2,196)
Acuity Brands, Inc.	216	0.51%	(3,238)
Insteel Industries, Inc.	442	0.17%	(3,542)
Sturm Ruger & Company, Inc.	639	0.46%	(9,848)
Total Industrial			36,504
Communications
Alphabet, Inc. — Class C	502	0.64%	8,299
Cisco Systems, Inc.	753	0.52%	3,855
T-Mobile US, Inc.	350	0.70%	1,876
VeriSign, Inc.	102	0.30%	845
Arista Networks, Inc.	86	0.15%	(966)
NETGEAR, Inc.	556	0.14%	(4,072)
InterDigital, Inc.	381	0.27%	(5,302)
Meta Platforms, Inc. — Class A	313	0.54%	(5,306)
Gogo, Inc.	2,922	0.62%	(5,855)
Amazon.com, Inc.	208	0.25%	(7,624)
Verizon Communications, Inc.	1,489	0.84%	(10,625)
Total Communications			(24,875)
Utilities
FirstEnergy Corp.	1,413	0.85%	6,291
National Fuel Gas Co.	257	0.23%	2,493
Unitil Corp.	290	0.21%	1,422
ONE Gas, Inc.	430	0.47%	1,177
Ameren Corp.	338	0.43%	586
OGE Energy Corp.	1,460	0.83%	132
Black Hills Corp.	818	0.83%	68
Chesapeake Utilities Corp.	324	0.55%	(104)
American States Water Co.	218	0.29%	(1,046)
Otter Tail Corp.	484	0.41%	(1,631)
Clearway Energy, Inc. — Class C	918	0.42%	(2,001)
MGE Energy, Inc.	588	0.59%	(2,965)
UGI Corp.	1,384	0.74%	(3,081)
Total Utilities			1,341

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Energy
Exxon Mobil Corp.	676	1.07%	$10,303
Marathon Petroleum Corp.	520	0.87%	8,419
Phillips 66	338	0.51%	6,182
Chevron Corp.	183	0.47%	5,471
Valero Energy Corp.	310	0.57%	4,372
Antero Midstream Corp.	5,136	0.80%	3,177
Par Pacific Holdings, Inc.	610	0.20%	3,025
ONEOK, Inc.	434	0.41%	2,433
REX American Resources Corp.	393	0.18%	777
Kinder Morgan, Inc.	2,940	0.76%	710
SunCoke Energy, Inc.	1,813	0.22%	194
Magnolia Oil & Gas Corp. — Class A	690	0.23%	(551)
Williams Companies, Inc.	1,081	0.51%	(1,061)
Equitrans Midstream Corp.	1,823	0.18%	(1,209)
DT Midstream, Inc.	968	0.77%	(1,706)
Occidental Petroleum Corp.	335	0.30%	(2,398)
CVR Energy, Inc.	805	0.36%	(3,727)
Total Energy			34,411
Basic Materials
FMC Corp.	217	0.39%	3,685
Westlake Corp.	194	0.29%	2,023
Ingevity Corp.	251	0.25%	612
NewMarket Corp.	94	0.42%	27
Dow, Inc.	407	0.29%	(290)
Olin Corp.	451	0.34%	(1,006)
PPG Industries, Inc.	146	0.26%	(1,310)
LyondellBasell Industries N.V. — Class A	269	0.32%	(2,644)
Minerals Technologies, Inc.	764	0.67%	(3,669)
Huntsman Corp.	1,153	0.46%	(3,833)
Balchem Corp.	360	0.63%	(3,905)
Total Basic Materials			(10,310)
Total GS Equity Long Custom Basket			$110,429

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
ASGN, Inc.	541	(0.56)%	22,405
Healthcare Services Group, Inc.	2,951	(0.45)%	14,306
Dun & Bradstreet Holdings, Inc.	1,896	(0.29)%	12,767
Equifax, Inc.	503	(1.23)%	12,480
FTI Consulting, Inc.	431	(0.86)%	9,512
Viad Corp.	943	(0.29)%	5,966
Rollins, Inc.	940	(0.43)%	4,807
Driven Brands Holdings, Inc.	2,686	(0.92)%	4,787
TransUnion	1,322	(0.94)%	4,639
CoStar Group, Inc.	854	(0.83)%	4,496
Patterson Companies, Inc.	1,559	(0.55)%	4,003
ABM Industries, Inc.	2,025	(1.13)%	1,768
GXO Logistics, Inc.	620	(0.33)%	1,383
Cardinal Health, Inc.	411	(0.40)%	1,306
S&P Global, Inc.	89	(0.38)%	(1,570)
Bright Horizons Family Solutions, Inc.	492	(0.39)%	(1,827)
Quanta Services, Inc.	298	(0.53)%	(3,387)
Cintas Corp.	243	(1.38)%	(6,777)
ICU Medical, Inc.	542	(1.07)%	(11,753)
Total Consumer, Non-cyclical			79,311
Utilities
Public Service Enterprise Group, Inc.	1,853	(1.43)%	8,484
Atmos Energy Corp.	560	(0.79)%	1,850
Eversource Energy	673	(0.71)%	(294)
AES Corp.	1,545	(0.56)%	(469)
Vistra Corp.	2,372	(0.69)%	(716)
Exelon Corp.	2,370	(1.29)%	(4,035)
Edison International	1,716	(1.37)%	(8,997)
Total Utilities			(4,177)
Basic Materials
Alcoa Corp.	691	(0.40)%	1,399
ATI, Inc.	1,090	(0.41)%	876
Freeport-McMoRan, Inc.	884	(0.42)%	859
Southern Copper Corp.	431	(0.33)%	(3,035)
Total Basic Materials			99
Financial
Signature Bank	340	(0.49)%	45,380
Invitation Homes, Inc.	1,985	(0.74)%	25,933
Crown Castle, Inc.	361	(0.62)%	21,168
Equinix, Inc.	108	(0.89)%	17,652
Americold Realty Trust, Inc.	1,623	(0.58)%	15,999
Sun Communities, Inc.	798	(1.44)%	15,234
Howard Hughes Corp.	789	(0.76)%	13,959
Bank of America Corp.	2,750	(1.15)%	11,652
Extra Space Storage, Inc.	228	(0.42)%	11,347
Welltower, Inc.	474	(0.39)%	10,589
Xenia Hotels & Resorts, Inc.	2,745	(0.46)%	10,568
KKR & Company, Inc. — Class A	1,198	(0.70)%	10,364
Kennedy-Wilson Holdings, Inc.	4,208	(0.83)%	10,036
Northern Trust Corp.	1,254	(1.40)%	9,916
UDR, Inc.	2,782	(1.36)%	9,713
Ares Management Corp. — Class A	966	(0.83)%	9,062
Digital Realty Trust, Inc.	427	(0.54)%	8,685
Equitable Holdings, Inc.	3,642	(1.32)%	8,215
Raymond James Financial, Inc.	966	(1.30)%	8,087
Assurant, Inc.	350	(0.55)%	7,581
NexPoint Residential Trust, Inc.	512	(0.28)%	7,325
American Tower Corp. — Class A	437	(1.17)%	7,305
Ryman Hospitality Properties, Inc.	737	(0.76)%	5,766
Pebblebrook Hotel Trust	2,466	(0.42)%	5,417
Host Hotels & Resorts, Inc.	2,795	(0.56)%	4,730
American Homes 4 Rent — Class A	748	(0.28)%	4,599
Wells Fargo & Co.	1,220	(0.63)%	3,675
Principal Financial Group, Inc.	694	(0.73)%	3,601

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Realty Income Corp.	364	(0.29)%	$3,353
Kite Realty Group Trust	3,957	(1.05)%	3,077
KeyCorp	6,375	(1.40)%	2,779
Alexandria Real Estate Equities, Inc.	739	(1.36)%	2,770
Ventas, Inc.	937	(0.53)%	2,746
Iron Mountain, Inc.	1,479	(0.93)%	2,297
Kimco Realty Corp.	4,179	(1.11)%	2,150
Apple Hospitality REIT, Inc.	1,930	(0.38)%	1,555
Independence Realty Trust, Inc.	2,436	(0.52)%	1,053
Citigroup, Inc.	1,568	(0.89)%	658
Cboe Global Markets, Inc.	315	(0.50)%	584
Willis Towers Watson plc	207	(0.64)%	557
Cullen/Frost Bankers, Inc.	353	(0.59)%	(733)
Equity LifeStyle Properties, Inc.	477	(0.39)%	(834)
Progressive Corp.	788	(1.29)%	(954)
Cincinnati Financial Corp.	285	(0.37)%	(1,143)
Intercontinental Exchange, Inc.	628	(0.81)%	(1,369)
American International Group, Inc.	1,032	(0.82)%	(1,891)
PNC Financial Services Group, Inc.	692	(1.38)%	(2,037)
TFS Financial Corp.	3,025	(0.55)%	(2,089)
BlackRock, Inc. — Class A	83	(0.74)%	(3,013)
Aon plc — Class A	125	(0.47)%	(3,041)
Invesco Ltd.	3,349	(0.76)%	(4,956)
First Republic Bank	604	(0.93)%	(5,105)
CBRE Group, Inc. — Class A	769	(0.75)%	(5,451)
Arthur J Gallagher & Co.	271	(0.64)%	(6,746)
Allstate Corp.	681	(1.16)%	(6,883)
Apollo Global Management, Inc.	1,520	(1.22)%	(7,882)
Total Financial			293,010
Consumer, Cyclical
MillerKnoll, Inc.	1,323	(0.35)%	21,553
CarMax, Inc.	654	(0.50)%	15,398
American Airlines Group, Inc.	2,575	(0.41)%	13,955
Hanesbrands, Inc.	4,725	(0.38)%	10,525
Hawaiian Holdings, Inc.	2,334	(0.30)%	7,932
Hyatt Hotels Corp. — Class A	280	(0.32)%	2,202
Costco Wholesale Corp.	70	(0.40)%	2,122
Floor & Decor Holdings, Inc. — Class A	361	(0.32)%	1,930
Live Nation Entertainment, Inc.	476	(0.42)%	1,901
Cracker Barrel Old Country Store, Inc.	331	(0.39)%	490
Delta Air Lines, Inc.	2,484	(1.03)%	327
Walgreens Boots Alliance, Inc.	2,068	(0.97)%	(1,477)
WESCO International, Inc.	309	(0.49)%	(1,872)
Copart, Inc.	1,692	(1.30)%	(3,354)
Madison Square Garden Sports Corp. — Class A	309	(0.71)%	(13,177)
Total Consumer, Cyclical			58,455
Industrial
Stanley Black & Decker, Inc.	570	(0.57)%	30,689
Stericycle, Inc.	502	(0.32)%	12,186
Waste Management, Inc.	653	(1.29)%	9,431
CH Robinson Worldwide, Inc.	255	(0.29)%	3,979
Republic Services, Inc. — Class A	313	(0.51)%	3,259
Union Pacific Corp.	152	(0.40)%	3,239
Kirby Corp.	555	(0.45)%	2,415
Knight-Swift Transportation Holdings, Inc.	477	(0.31)%	1,441
Old Dominion Freight Line, Inc.	125	(0.45)%	1,439
Jacobs Solutions, Inc.	891	(1.35)%	1,089
Teledyne Technologies, Inc.	84	(0.42)%	(321)
TD SYNNEX Corp.	1,152	(1.37)%	(418)
Norfolk Southern Corp.	189	(0.59)%	(670)
J.B. Hunt Transport Services, Inc.	212	(0.47)%	(897)
TransDigm Group, Inc.	37	(0.29)%	(3,039)
FedEx Corp.	244	(0.53)%	(4,382)
Boeing Co.	212	(0.51)%	(5,377)
Xylem, Inc.	324	(0.45)%	(6,065)
MSA Safety, Inc.	552	(1.00)%	(11,124)
Casella Waste Systems, Inc. — Class A	963	(0.96)%	(14,308)
Total Industrial			22,566
Energy
Diamondback Energy, Inc.	273	(0.47)%	6,146
NOV, Inc.	2,065	(0.54)%	4,213
Pioneer Natural Resources Co.	155	(0.45)%	475
Helmerich & Payne, Inc.	897	(0.56)%	(17)
ChampionX Corp.	1,170	(0.43)%	(8,200)
Valaris Ltd.	757	(0.64)%	(12,569)
Halliburton Co.	2,969	(1.47)%	(13,104)
Hess Corp.	644	(1.15)%	(15,930)
EOG Resources, Inc.	764	(1.25)%	(17,463)
Schlumberger Ltd.	1,178	(0.79)%	(18,427)
Total Energy			(74,876)
Communications
IAC, Inc.	887	(0.50)%	10,439
Walt Disney Co.	742	(0.81)%	8,499
Warner Bros Discovery, Inc.	3,007	(0.36)%	7,192
Paramount Global — Class B	1,955	(0.42)%	5,286
Uber Technologies, Inc.	1,818	(0.57)%	2,774
Interpublic Group of Companies, Inc.	2,991	(1.25)%	(12,787)
Total Communications			21,403
Technology
Take-Two Interactive Software, Inc.	535	(0.70)%	1,586
Science Applications International Corp.	998	(1.39)%	(1,448)
Total Technology			138
Total GS Equity Short Custom Basket			$395,929

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

MS EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
S&T Bancorp, Inc.	1,579	0.77%	$8,940
Associated Banc-Corp.	2,455	0.81%	7,006
Renasant Corp.	1,440	0.77%	5,704
Preferred Bank/Los Angeles CA	766	0.82%	5,196
TowneBank	1,708	0.75%	5,091
Virtus Investment Partners, Inc.	116	0.32%	2,680
PennyMac Financial Services, Inc.	296	0.24%	2,658
Arch Capital Group Ltd.	407	0.36%	2,510
Trustmark Corp.	575	0.29%	2,293
NMI Holdings, Inc. — Class A	736	0.22%	1,573
Evercore, Inc. — Class A	418	0.65%	1,226
Bread Financial Holdings, Inc.	461	0.25%	1,150
Aflac, Inc.	197	0.20%	1,001
International Bancshares Corp.	544	0.35%	970
Hilltop Holdings, Inc.	635	0.27%	932
RLI Corp.	114	0.21%	535
Visa, Inc. — Class A	141	0.42%	216
Brightsphere Investment Group, Inc.	911	0.27%	(109)
National Bank Holdings Corp. — Class A	1,329	0.80%	(112)
U.S. Bancorp	726	0.45%	(236)
Mastercard, Inc. — Class A	73	0.36%	(571)
Marcus & Millichap, Inc.	553	0.27%	(1,422)
Pathward Financial, Inc.	292	0.18%	(1,498)
Apartment Income REIT Corp.	671	0.33%	(1,776)
Hope Bancorp, Inc.	4,364	0.80%	(2,332)
FB Financial Corp.	534	0.28%	(2,843)
BankUnited, Inc.	675	0.33%	(2,888)
PotlatchDeltic Corp.	376	0.24%	(3,238)
Global Net Lease, Inc.	2,406	0.43%	(4,283)
Goldman Sachs Group, Inc.	192	0.94%	(5,204)
Heritage Financial Corp.	1,782	0.78%	(5,470)
Central Pacific Financial Corp.	1,101	0.32%	(6,713)
Stewart Information Services Corp.	500	0.30%	(7,018)
Office Properties Income Trust	1,802	0.34%	(12,649)
Total Financial			(8,681)
Consumer, Non-cyclical
Perdoceo Education Corp.	3,369	0.67%	10,819
Bristol-Myers Squibb Co.	783	0.80%	8,276
Vertex Pharmaceuticals, Inc.	120	0.49%	7,571
Ironwood Pharmaceuticals, Inc. — Class A	4,057	0.72%	6,849
Regeneron Pharmaceuticals, Inc.	30	0.31%	6,070
United Therapeutics Corp.	105	0.42%	5,942
Eli Lilly & Co.	100	0.52%	5,515
Coca-Cola Co.	1,037	0.94%	4,994
Amphastar Pharmaceuticals, Inc.	611	0.24%	4,785
Jazz Pharmaceuticals plc	222	0.50%	4,210
Incyte Corp.	318	0.36%	3,413
Quest Diagnostics, Inc.	390	0.87%	3,384
Hologic, Inc.	775	0.83%	3,376
Becton Dickinson and Co.	161	0.58%	2,655
Supernus Pharmaceuticals, Inc.	889	0.45%	2,412
Gilead Sciences, Inc.	431	0.53%	2,255
Triton International Ltd.	368	0.36%	2,008
PerkinElmer, Inc.	167	0.33%	1,671
Altria Group, Inc.	1,022	0.67%	1,629
Lamb Weston Holdings, Inc.	313	0.40%	1,208
Philip Morris International, Inc.	232	0.33%	1,121
Globus Medical, Inc. — Class A	473	0.50%	795
Prestige Consumer Healthcare, Inc.	755	0.67%	742
Innoviva, Inc.	1,254	0.24%	677
Post Holdings, Inc.	535	0.69%	320
Johnson & Johnson	87	0.22%	(187)
Monster Beverage Corp.	538	0.78%	(308)
Hershey Co.	252	0.83%	(386)
Neurocrine Biosciences, Inc.	112	0.19%	(488)
Inter Parfums, Inc.	247	0.34%	(592)
Danaher Corp.	236	0.89%	(663)
John B Sanfilippo & Son, Inc.	697	0.81%	(1,128)
IDEXX Laboratories, Inc.	137	0.80%	(1,748)
AMN Healthcare Services, Inc.	110	0.16%	(1,843)
Varex Imaging Corp.	1,650	0.48%	(2,402)
Royalty Pharma plc — Class A	1,073	0.60%	(3,619)
EVERTEC, Inc.	418	0.19%	(3,989)
Eagle Pharmaceuticals, Inc.	696	0.29%	(7,726)
Vanda Pharmaceuticals, Inc.	1,530	0.16%	(12,356)
USANA Health Sciences, Inc.	456	0.35%	(14,356)
Tyson Foods, Inc. — Class A	788	0.70%	(16,653)
Total Consumer, Non-cyclical			24,253
Consumer, Cyclical
Columbia Sportswear Co.	648	0.81%	6,131
NIKE, Inc. — Class B	309	0.52%	5,116
Academy Sports & Outdoors, Inc.	503	0.38%	4,266
GMS, Inc.	803	0.57%	3,989
Home Depot, Inc.	214	0.96%	3,702
Buckle, Inc.	707	0.46%	3,396
Allison Transmission Holdings, Inc.	803	0.48%	2,870
Patrick Industries, Inc.	162	0.14%	2,402
Lowe's Companies, Inc.	298	0.85%	1,707
Methode Electronics, Inc.	739	0.47%	1,648

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Group 1 Automotive, Inc.	85	0.22%	$926
Haverty Furniture Companies, Inc.	659	0.28%	855
Starbucks Corp.	456	0.64%	565
Casey's General Stores, Inc.	111	0.36%	150
Thor Industries, Inc.	158	0.17%	(154)
Wyndham Hotels & Resorts, Inc.	798	0.81%	(508)
Watsco, Inc.	100	0.36%	(1,022)
Boyd Gaming Corp.	528	0.41%	(1,076)
Yum! Brands, Inc.	451	0.82%	(1,130)
Oxford Industries, Inc.	205	0.27%	(1,274)
Winnebago Industries, Inc.	286	0.21%	(1,300)
Harley-Davidson, Inc.	270	0.16%	(1,412)
Polaris, Inc.	148	0.21%	(1,560)
Steven Madden Ltd.	923	0.42%	(2,258)
Williams-Sonoma, Inc.	174	0.29%	(2,352)
Brunswick Corp.	730	0.75%	(2,591)
General Motors Co.	597	0.29%	(2,990)
Tesla, Inc.	131	0.23%	(10,168)
Total Consumer, Cyclical			7,928
Technology
Apple, Inc.	642	1.19%	19,172
Microsoft Corp.	407	1.39%	18,132
Rambus, Inc.	677	0.35%	10,679
Adobe, Inc.	76	0.36%	3,638
CSG Systems International, Inc.	283	0.23%	2,997
NetApp, Inc.	342	0.29%	2,198
Diodes, Inc.	227	0.25%	1,835
Veradigm, Inc.	718	0.18%	1,450
Analog Devices, Inc.	96	0.22%	1,383
International Business Machines Corp.	138	0.28%	698
NetScout Systems, Inc.	532	0.25%	647
Maximus, Inc.	333	0.35%	266
ServiceNow, Inc.	45	0.25%	(49)
Dropbox, Inc. — Class A	772	0.25%	(123)
Teradata Corp.	436	0.21%	(188)
QUALCOMM, Inc.	190	0.30%	(195)
Microchip Technology, Inc.	183	0.18%	(573)
Veeco Instruments, Inc.	743	0.20%	(716)
Avid Technology, Inc.	484	0.18%	(890)
Synaptics, Inc.	176	0.24%	(1,438)
SS&C Technologies Holdings, Inc.	359	0.27%	(1,621)
NXP Semiconductor N.V.	96	0.22%	(1,804)
Synopsys, Inc.	161	0.73%	(2,153)
ACI Worldwide, Inc.	542	0.18%	(2,214)
NVIDIA Corp.	108	0.23%	(2,269)
Cirrus Logic, Inc.	678	0.72%	(2,371)
Applied Materials, Inc.	496	0.69%	(4,392)
Total Technology			42,099
Industrial
Vishay Intertechnology, Inc.	2,073	0.61%	7,002
Standex International Corp.	552	0.81%	6,453
Dorian LPG Ltd.	1,258	0.34%	6,364
Keysight Technologies, Inc.	227	0.55%	5,222
Donaldson Company, Inc.	965	0.81%	4,542
Emerson Electric Co.	623	0.85%	4,356
Barnes Group, Inc.	525	0.31%	3,762
Snap-on, Inc.	241	0.79%	3,527
Eagle Materials, Inc.	390	0.74%	3,174
Louisiana-Pacific Corp.	753	0.64%	3,111
Albany International Corp. — Class A	534	0.75%	2,948
Mueller Industries, Inc.	411	0.35%	2,593
Textron, Inc.	791	0.80%	2,031
EnPro Industries, Inc.	133	0.21%	1,371
AMETEK, Inc.	410	0.82%	1,278
Advanced Energy Industries, Inc.	390	0.48%	1,051
Lockheed Martin Corp.	94	0.65%	888
Toro Co.	161	0.26%	562
OSI Systems, Inc.	211	0.24%	(1)
Otis Worldwide Corp.	344	0.38%	(33)
General Dynamics Corp.	229	0.81%	(106)
Sonoco Products Co.	290	0.25%	(357)
Graco, Inc.	840	0.81%	(393)
Crane Holdings Co.	185	0.26%	(464)
Eaton Corporation plc	238	0.53%	(919)
3M Co.	245	0.42%	(1,192)
Packaging Corporation of America	166	0.30%	(1,231)
TopBuild Corp.	74	0.17%	(1,297)
Sealed Air Corp.	680	0.48%	(2,181)
Acuity Brands, Inc.	216	0.51%	(3,317)
Insteel Industries, Inc.	442	0.17%	(3,757)
Sturm Ruger & Company, Inc.	639	0.46%	(9,767)
Total Industrial			35,220
Communications
Alphabet, Inc. — Class C	502	0.64%	7,195
Cisco Systems, Inc.	753	0.51%	3,794
T-Mobile US, Inc.	350	0.70%	1,918
VeriSign, Inc.	102	0.30%	833
Arista Networks, Inc.	86	0.15%	(1,037)
NETGEAR, Inc.	556	0.14%	(4,020)
Meta Platforms, Inc. — Class A	313	0.54%	(5,299)
InterDigital, Inc.	381	0.27%	(5,311)
Gogo, Inc.	2,922	0.61%	(6,206)
Amazon.com, Inc.	208	0.25%	(7,578)
Verizon Communications, Inc.	1,489	0.84%	(10,560)
Total Communications			(26,271)
Utilities
FirstEnergy Corp.	1,413	0.84%	5,950
National Fuel Gas Co.	257	0.23%	2,502
Unitil Corp.	290	0.21%	1,424
ONE Gas, Inc.	430	0.46%	1,128
Ameren Corp.	338	0.43%	580
Black Hills Corp.	818	0.82%	172
OGE Energy Corp.	1,460	0.82%	11
Chesapeake Utilities Corp.	324	0.55%	(43)
American States Water Co.	218	0.29%	(1,086)
Otter Tail Corp.	484	0.41%	(1,600)
Clearway Energy, Inc. — Class C	918	0.42%	(1,998)
MGE Energy, Inc.	588	0.59%	(2,949)
UGI Corp.	1,384	0.73%	(3,206)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Utilities			$885
Energy
Exxon Mobil Corp.	676	1.06%	10,303
Marathon Petroleum Corp.	520	0.86%	8,339
Phillips 66	338	0.50%	6,138
Chevron Corp.	183	0.47%	5,420
Valero Energy Corp.	310	0.56%	4,277
Antero Midstream Corp.	5,136	0.79%	3,074
Par Pacific Holdings, Inc.	610	0.20%	3,025
ONEOK, Inc.	434	0.41%	2,444
REX American Resources Corp.	393	0.18%	769
Kinder Morgan, Inc.	2,940	0.76%	646
SunCoke Energy, Inc.	1,813	0.22%	194
Magnolia Oil & Gas Corp. — Class A	690	0.23%	(523)
Williams Companies, Inc.	1,081	0.51%	(1,038)
Equitrans Midstream Corp.	1,823	0.17%	(1,116)
DT Midstream, Inc.	968	0.76%	(1,709)
Occidental Petroleum Corp.	335	0.30%	(2,617)
CVR Energy, Inc.	805	0.36%	(3,844)
Total Energy			33,782
Basic Materials
FMC Corp.	217	0.39%	3,555
Westlake Corp.	194	0.28%	2,036
Ingevity Corp.	251	0.25%	647
NewMarket Corp.	94	0.42%	(35)
Dow, Inc.	407	0.29%	(309)
Olin Corp.	451	0.34%	(994)
PPG Industries, Inc.	146	0.26%	(1,294)
LyondellBasell Industries N.V. — Class A	269	0.32%	(2,634)
Huntsman Corp.	1,153	0.45%	(3,742)
Minerals Technologies, Inc.	764	0.66%	(3,752)
Balchem Corp.	360	0.63%	(3,939)
Total Basic Materials			(10,461)
Total MS Equity Long Custom Basket			$98,754

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
ASGN, Inc.	541	(0.55)%	22,454
Healthcare Services Group, Inc.	2,951	(0.44)%	14,145
Dun & Bradstreet Holdings, Inc.	1,896	(0.29)%	12,922
Equifax, Inc.	503	(1.22)%	12,331
FTI Consulting, Inc.	431	(0.86)%	9,261
Viad Corp.	943	(0.29)%	5,886
TransUnion	1,322	(0.94)%	4,861
Rollins, Inc.	941	(0.43)%	4,857
Driven Brands Holdings, Inc.	2,686	(0.92)%	4,711
CoStar Group, Inc.	854	(0.83)%	4,692
Patterson Companies, Inc.	1,559	(0.55)%	4,141
ABM Industries, Inc.	2,025	(1.13)%	1,791
GXO Logistics, Inc.	620	(0.33)%	1,391
Cardinal Health, Inc.	411	(0.40)%	1,258
S&P Global, Inc.	89	(0.37)%	(1,546)
Bright Horizons Family Solutions, Inc.	492	(0.39)%	(1,889)
Quanta Services, Inc.	298	(0.53)%	(3,428)
Cintas Corp.	243	(1.37)%	(6,426)
ICU Medical, Inc.	542	(1.07)%	(11,672)
Total Consumer, Non-cyclical			79,740
Utilities
Public Service Enterprise Group, Inc.	1,853	(1.42)%	7,993
Atmos Energy Corp.	560	(0.79)%	1,845
Eversource Energy	673	(0.71)%	(130)
AES Corp.	1,545	(0.56)%	(550)
Vistra Corp.	2,372	(0.69)%	(569)
Exelon Corp.	2,370	(1.28)%	(3,962)
Edison International	1,716	(1.37)%	(8,390)
Total Utilities			(3,763)
Basic Materials
Alcoa Corp.	691	(0.39)%	1,273
Freeport-McMoRan, Inc.	884	(0.42)%	842
ATI, Inc.	1,090	(0.41)%	760
Southern Copper Corp.	431	(0.33)%	(3,027)
Total Basic Materials			(152)
Financial
Signature Bank	340	(0.49)%	45,427
Invitation Homes, Inc.	1,985	(0.74)%	25,963
Crown Castle, Inc.	361	(0.61)%	21,483
Equinix, Inc.	108	(0.89)%	17,827
Americold Realty Trust, Inc.	1,623	(0.58)%	16,127
Sun Communities, Inc.	798	(1.43)%	15,160
Bank of America Corp.	2,750	(1.14)%	11,691
Extra Space Storage, Inc.	228	(0.42)%	11,424
Northern Trust Corp.	1,254	(1.39)%	10,717
Welltower, Inc.	474	(0.39)%	10,555
KKR & Company, Inc. — Class A	1,198	(0.70)%	10,315
Xenia Hotels & Resorts, Inc.	2,745	(0.45)%	10,262
Kennedy-Wilson Holdings, Inc.	4,208	(0.83)%	10,032
UDR, Inc.	2,782	(1.35)%	9,705
Ares Management Corp. — Class A	966	(0.83)%	9,049
Howard Hughes Corp.	1,377	(1.32)%	8,846
Digital Realty Trust, Inc.	427	(0.54)%	8,721
Equitable Holdings, Inc.	3,642	(1.31)%	8,396
Raymond James Financial, Inc.	966	(1.29)%	8,250
Assurant, Inc.	350	(0.55)%	7,557
NexPoint Residential Trust, Inc.	512	(0.28)%	7,299
American Tower Corp. — Class A	437	(1.16)%	7,130
Ryman Hospitality Properties, Inc.	737	(0.75)%	5,790
Pebblebrook Hotel Trust	2,466	(0.41)%	5,365
Host Hotels & Resorts, Inc.	2,795	(0.56)%	4,630
American Homes 4 Rent — Class A	748	(0.28)%	4,531
Wells Fargo & Co.	1,220	(0.63)%	3,692

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Principal Financial Group, Inc.	694	(0.73)%	$3,575
Alexandria Real Estate Equities, Inc.	739	(1.35)%	3,362
Realty Income Corp.	364	(0.29)%	3,288
KeyCorp	6,375	(1.39)%	3,214
Kite Realty Group Trust	3,957	(1.04)%	3,025
Ventas, Inc.	937	(0.53)%	2,921
Kimco Realty Corp.	4,179	(1.11)%	2,365
Iron Mountain, Inc.	1,479	(0.92)%	2,312
Apple Hospitality REIT, Inc.	1,930	(0.38)%	1,576
Independence Realty Trust, Inc.	2,436	(0.51)%	1,078
Cboe Global Markets, Inc.	315	(0.49)%	541
Citigroup, Inc.	1,568	(0.89)%	538
Willis Towers Watson plc	207	(0.63)%	461
Cullen/Frost Bankers, Inc.	353	(0.59)%	(738)
Progressive Corp.	788	(1.28)%	(886)
Cincinnati Financial Corp.	285	(0.37)%	(914)
Equity LifeStyle Properties, Inc.	477	(0.39)%	(1,031)
Intercontinental Exchange, Inc.	628	(0.81)%	(1,286)
PNC Financial Services Group, Inc.	692	(1.37)%	(1,696)
American International Group, Inc.	1,032	(0.82)%	(1,999)
TFS Financial Corp.	3,025	(0.55)%	(2,099)
Aon plc — Class A	125	(0.47)%	(2,938)
BlackRock, Inc. — Class A	83	(0.74)%	(2,999)
Invesco Ltd.	3,349	(0.75)%	(4,847)
First Republic Bank	604	(0.92)%	(4,909)
CBRE Group, Inc. — Class A	769	(0.74)%	(4,984)
Arthur J Gallagher & Co.	271	(0.64)%	(6,828)
Allstate Corp.	681	(1.16)%	(6,830)
Apollo Global Management, Inc.	1,520	(1.21)%	(7,801)
Total Financial			291,415
Consumer, Cyclical
MillerKnoll, Inc.	1,323	(0.35)%	21,567
CarMax, Inc.	654	(0.50)%	15,433
American Airlines Group, Inc.	2,575	(0.41)%	13,922
Hanesbrands, Inc.	4,725	(0.38)%	10,829
Hawaiian Holdings, Inc.	2,334	(0.30)%	7,991
Hyatt Hotels Corp. — Class A	280	(0.32)%	2,159
Costco Wholesale Corp.	70	(0.40)%	2,111
Floor & Decor Holdings, Inc. — Class A	361	(0.31)%	1,905
Live Nation Entertainment, Inc.	476	(0.42)%	1,828
Cracker Barrel Old Country Store, Inc.	331	(0.39)%	539
Delta Air Lines, Inc.	2,484	(1.02)%	358
Walgreens Boots Alliance, Inc.	2,068	(0.97)%	(979)
WESCO International, Inc.	309	(0.48)%	(1,971)
Copart, Inc.	1,692	(1.29)%	(2,746)
Madison Square Garden Sports Corp. — Class A	309	(0.71)%	(12,465)
Total Consumer, Cyclical			60,481
Industrial
Stanley Black & Decker, Inc.	570	(0.52)%	30,757
Stericycle, Inc.	502	(0.31)%	12,195
Waste Management, Inc.	653	(1.28)%	9,561
CH Robinson Worldwide, Inc.	255	(0.29)%	4,054
Union Pacific Corp.	152	(0.39)%	3,262
Republic Services, Inc. — Class A	313	(0.51)%	3,237
Kirby Corp.	555	(0.45)%	2,259
Old Dominion Freight Line, Inc.	125	(0.44)%	1,518
Knight-Swift Transportation Holdings, Inc.	477	(0.31)%	1,425
Jacobs Solutions, Inc.	891	(1.34)%	1,383
TD SYNNEX Corp.	1,152	(1.37)%	(260)
Teledyne Technologies, Inc.	84	(0.42)%	(447)
Norfolk Southern Corp.	189	(0.58)%	(641)
J.B. Hunt Transport Services, Inc.	212	(0.46)%	(741)
TransDigm Group, Inc.	37	(0.29)%	(3,107)
FedEx Corp.	244	(0.53)%	(4,320)
Boeing Co.	212	(0.51)%	(5,292)
Xylem, Inc.	324	(0.45)%	(6,131)
MSA Safety, Inc.	552	(1.00)%	(11,126)
Casella Waste Systems, Inc. — Class A	963	(0.96)%	(14,316)
Total Industrial			23,270
Energy
Diamondback Energy, Inc.	273	(0.47)%	6,196
NOV, Inc.	2,065	(0.54)%	4,173
Pioneer Natural Resources Co.	155	(0.44)%	391
Helmerich & Payne, Inc.	897	(0.56)%	(42)
ChampionX Corp.	1,170	(0.42)%	(8,289)
Valaris Ltd.	757	(0.64)%	(12,465)
Halliburton Co.	2,969	(1.46)%	(12,791)
Hess Corp.	644	(1.14)%	(15,968)
EOG Resources, Inc.	764	(1.24)%	(17,111)
Schlumberger Ltd.	1,178	(0.79)%	(18,338)
Total Energy			(74,244)
Communications
IAC, Inc.	887	(0.49)%	10,987
Walt Disney Co.	742	(0.81)%	8,650
Warner Bros Discovery, Inc.	3,007	(0.36)%	7,616
Paramount Global — Class B	1,955	(0.41)%	5,198
Uber Technologies, Inc.	1,818	(0.56)%	2,746
Interpublic Group of Companies, Inc.	2,991	(1.25)%	(11,804)
Total Communications			23,393
Technology
Take-Two Interactive Software, Inc.	535	(0.70)%	1,458
Science Applications International Corp.	998	(1.39)%	(1,257)
Total Technology			$201
Total MS Equity Short Custom Basket			$400,341

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at December 31, 2022.
[2]	Rate indicated is the 7-day yield as of December 31, 2022.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,534,884	$—	$—	$13,534,884
Money Market Fund	169,380	—	—	169,380
Equity Custom Basket Swap Agreements**	—	1,005,453	—	1,005,453
Total Assets	$13,704,264	$1,005,453	$—	$14,709,717

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6%
Financial - 14.9%
First Horizon Corp.	1,827	$44,761
Rexford Industrial Realty, Inc. REIT	625	34,150
Annaly Capital Management, Inc. REIT	1,593	33,580
American Financial Group, Inc.	238	32,673
Reinsurance Group of America, Inc. — Class A	228	32,397
East West Bancorp, Inc.	480	31,632
CubeSmart REIT	765	30,791
Cullen/Frost Bankers, Inc.	219	29,280
STORE Capital Corp. REIT	905	29,014
Life Storage, Inc. REIT	289	28,467
Lamar Advertising Co. — Class A REIT	297	28,037
Webster Financial Corp.	592	28,025
National Retail Properties, Inc. REIT	608	27,822
RenaissanceRe Holdings Ltd.	149	27,450
Commerce Bancshares, Inc.	389	26,449
Unum Group	637	26,136
Jones Lang LaSalle, Inc.*	162	25,818
Interactive Brokers Group, Inc. — Class A	350	25,322
Healthcare Realty Trust, Inc. REIT	1,296	24,974
Old Republic International Corp.	963	23,256
Brixmor Property Group, Inc. REIT	1,021	23,146
Medical Properties Trust, Inc. REIT	2,036	22,681
Prosperity Bancshares, Inc.	311	22,603
Omega Healthcare Investors, Inc. REIT	797	22,276
EastGroup Properties, Inc. REIT	148	21,913
First Industrial Realty Trust, Inc. REIT	450	21,717
Jefferies Financial Group, Inc.	624	21,391
Stifel Financial Corp.	362	21,130
Voya Financial, Inc.	331	20,353
SEI Investments Co.	349	20,347
Affiliated Managers Group, Inc.	128	20,279
New York Community Bancorp, Inc.	2,316	19,918
Kinsale Capital Group, Inc.	73	19,091
Pinnacle Financial Partners, Inc.	260	19,084
Spirit Realty Capital, Inc. REIT	475	18,967
Glacier Bancorp, Inc.	377	18,631
Synovus Financial Corp.	495	18,587
United Bankshares, Inc.	458	18,544
First American Financial Corp.	352	18,424
Selective Insurance Group, Inc.	205	18,165
Western Union Co.	1,315	18,108
RLI Corp.	137	17,984
Old National Bancorp	997	17,926
Primerica, Inc.	126	17,869
Apartment Income REIT Corp.	510	17,498
Wintrust Financial Corp.	207	17,496
Rayonier, Inc. REIT	498	16,414
Hanover Insurance Group, Inc.	121	16,351
Valley National Bancorp	1,431	16,185
Kite Realty Group Trust REIT	746	15,703
FNB Corp.	1,194	15,582
Cadence Bank	621	15,314
First Financial Bankshares, Inc.	442	15,205
Bank OZK	377	15,103
Home BancShares, Inc.	646	14,722
Essent Group Ltd.	367	14,269
SLM Corp.	852	14,143
Hancock Whitney Corp.	292	14,130
Kilroy Realty Corp. REIT	358	13,844
Evercore, Inc. — Class A	122	13,308
Umpqua Holdings Corp.	739	13,191
MGIC Investment Corp.	1,011	13,143
Cousins Properties, Inc. REIT	516	13,050
Independence Realty Trust, Inc. REIT	762	12,847
UMB Financial Corp.	148	12,361
PotlatchDeltic Corp. REIT	275	12,097
Brighthouse Financial, Inc.*	235	12,048
Associated Banc-Corp.	512	11,822
Physicians Realty Trust REIT	777	11,243
Kemper Corp.	217	10,676
Janus Henderson Group plc	451	10,607
Bank of Hawaii Corp.	136	10,548
Federated Hermes, Inc. — Class B	288	10,457
National Storage Affiliates Trust REIT	288	10,403
Cathay General Bancorp	253	10,320
Texas Capital Bancshares, Inc.*	170	10,253
Highwoods Properties, Inc. REIT	358	10,017
Corporate Office Properties Trust REIT	383	9,935
Sabra Health Care REIT, Inc.	786	9,770
EPR Properties REIT	255	9,619
Fulton Financial Corp.	570	9,593
Douglas Emmett, Inc. REIT	598	9,377
PacWest Bancorp	401	9,203
Park Hotels & Resorts, Inc. REIT	765	9,019
CNO Financial Group, Inc.	389	8,889
International Bancshares Corp.	180	8,237
Macerich Co. REIT	731	8,231
Washington Federal, Inc.	222	7,448
SL Green Realty Corp. REIT	219	7,385
JBG SMITH Properties REIT	337	6,396
Pebblebrook Hotel Trust REIT	448	5,999
Navient Corp.	360	5,922
Total Financial		1,634,541
Industrial - 13.3%
Hubbell, Inc.	183	42,946
Carlisle Companies, Inc.	176	41,474
AECOM	475	40,342
Toro Co.	355	40,186
Graco, Inc.	574	38,607
Axon Enterprise, Inc.*	230	38,164
Builders FirstSource, Inc.*	501	32,505
Jabil, Inc.	458	31,236
AGCO Corp.	211	29,263

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Industrial - 13.3% (continued)
Knight-Swift Transportation Holdings, Inc.	547	$28,668
Lincoln Electric Holdings, Inc.	197	28,465
Cognex Corp.	589	27,748
Owens Corning	318	27,125
Regal Rexnord Corp.	225	26,995
Lennox International, Inc.	110	26,315
Tetra Tech, Inc.	180	26,134
Fortune Brands Innovations, Inc.	437	24,957
Donaldson Company, Inc.	417	24,549
Middleby Corp.*	183	24,504
AptarGroup, Inc.	222	24,416
Valmont Industries, Inc.	73	24,139
EMCOR Group, Inc.	162	23,994
ITT, Inc.	282	22,870
Arrow Electronics, Inc.*	209	21,855
nVent Electric plc	567	21,812
Curtiss-Wright Corp.	130	21,708
MDU Resources Group, Inc.	692	20,995
Sonoco Products Co.	332	20,156
Landstar System, Inc.	122	19,874
Woodward, Inc.	205	19,805
Oshkosh Corp.	223	19,666
Clean Harbors, Inc.*	171	19,515
Saia, Inc.*	90	18,871
Littelfuse, Inc.	84	18,497
Acuity Brands, Inc.	109	18,052
MSA Safety, Inc.	125	18,024
MasTec, Inc.*	201	17,151
TopBuild Corp.*	109	17,057
Hexcel Corp.	287	16,890
Fluor Corp.*	484	16,776
Eagle Materials, Inc.	125	16,606
Coherent Corp.*	472	16,567
Novanta, Inc.*	121	16,440
National Instruments Corp.	444	16,384
Chart Industries, Inc.*	142	16,363
Crane Holdings Co.	162	16,273
Universal Display Corp.	148	15,990
Timken Co.	225	15,901
Trex Company, Inc.*	374	15,832
Stericycle, Inc.*	314	15,665
Silgan Holdings, Inc.	285	14,774
Louisiana-Pacific Corp.	244	14,445
Ryder System, Inc.	171	14,291
Flowserve Corp.	445	13,653
Watts Water Technologies, Inc. — Class A	93	13,599
TD SYNNEX Corp.	143	13,544
Kirby Corp.*	204	13,127
XPO, Inc.*	392	13,050
Avnet, Inc.	312	12,973
Simpson Manufacturing Company, Inc.	145	12,856
GATX Corp.	120	12,761
Belden, Inc.	146	10,497
Vontier Corp.	538	10,400
EnerSys	139	10,264
Terex Corp.	230	9,826
Vishay Intertechnology, Inc.	441	9,512
Dycom Industries, Inc.*	100	9,360
Mercury Systems, Inc.*	197	8,814
Enovis Corp.*	162	8,670
Esab Corp.	176	8,258
Werner Enterprises, Inc.	200	8,052
Energizer Holdings, Inc.	226	7,582
RXO, Inc.*	392	6,742
Kennametal, Inc.	274	6,592
Greif, Inc. — Class A	87	5,834
Worthington Industries, Inc.	103	5,120
Vicor Corp.*	76	4,085
Total Industrial		1,463,008
Consumer, Non-cyclical - 10.7%
United Therapeutics Corp.*	155	43,104
Neurocrine Biosciences, Inc.*	327	39,057
Service Corporation International	524	36,229
Darling Ingredients, Inc.*	546	34,174
Jazz Pharmaceuticals plc*	214	34,092
Performance Food Group Co.*	530	30,947
Repligen Corp.*	176	29,798
Penumbra, Inc.*	129	28,697
Paylocity Holding Corp.*	140	27,196
Halozyme Therapeutics, Inc.*	460	26,174
Chemed Corp.	51	26,032
Acadia Healthcare Company, Inc.*	310	25,519
Shockwave Medical, Inc.*	123	25,290
Masimo Corp.*	165	24,412
WEX, Inc.*	148	24,220
Bruker Corp.	340	23,239
Ingredion, Inc.	223	21,838
Encompass Health Corp.	340	20,335
Globus Medical, Inc. — Class A*	264	19,607
H&R Block, Inc.	529	19,314
Flowers Foods, Inc.	654	18,796
Envista Holdings Corp.*	555	18,687
FTI Consulting, Inc.*	117	18,580
Medpace Holdings, Inc.*	86	18,267
Tenet Healthcare Corp.*	368	17,955
HealthEquity, Inc.*	288	17,752
Exelixis, Inc.*	1,098	17,612
GXO Logistics, Inc.*	404	17,247
LHC Group, Inc.*	106	17,139
Post Holdings, Inc.*	185	16,698
Option Care Health, Inc.*	526	15,828
Perrigo Company plc	458	15,613
QuidelOrtho Corp.*	182	15,592
Euronet Worldwide, Inc.*	160	15,101
Azenta, Inc.*	255	14,846
Arrowhead Pharmaceuticals, Inc.*	360	14,601
Celsius Holdings, Inc.*	138	14,357
ManpowerGroup, Inc.	172	14,312
Avis Budget Group, Inc.*	85	13,934
ASGN, Inc.*	170	13,851
Integra LifeSciences Holdings Corp.*	247	13,849
Insperity, Inc.	121	13,746
Haemonetics Corp.*	172	13,528
Lancaster Colony Corp.	68	13,417
Syneos Health, Inc.*	350	12,838

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Consumer, Non-cyclical - 10.7% (continued)
Lantheus Holdings, Inc.*	234	$11,925
BellRing Brands, Inc.*	461	11,820
Sprouts Farmers Market, Inc.*	360	11,653
Neogen Corp.*	736	11,209
Grand Canyon Education, Inc.*	104	10,989
ICU Medical, Inc.*	69	10,866
Coty, Inc. — Class A*	1,244	10,649
Boston Beer Company, Inc. — Class A*	32	10,545
Inari Medical, Inc.*	164	10,424
LivaNova plc*	182	10,108
Tandem Diabetes Care, Inc.*	219	9,844
Amedisys, Inc.*	111	9,273
Helen of Troy Ltd.*	82	9,095
Grocery Outlet Holding Corp.*	301	8,786
Brink's Co.	158	8,486
Patterson Companies, Inc.	295	8,269
Coca-Cola Consolidated, Inc.	16	8,198
Progyny, Inc.*	256	7,974
STAAR Surgical Co.*	164	7,961
Graham Holdings Co. — Class B	13	7,855
Omnicell, Inc.*	152	7,664
John Wiley & Sons, Inc. — Class A	146	5,849
R1 RCM, Inc.*	468	5,125
Pilgrim's Pride Corp.*	153	3,631
Sotera Health Co.*	336	2,799
Total Consumer, Non-cyclical		1,174,417
Consumer, Cyclical - 9.5%
Deckers Outdoor Corp.*	90	35,925
Five Below, Inc.*	189	33,428
BJ's Wholesale Club Holdings, Inc.*	460	30,434
Casey's General Stores, Inc.	127	28,492
Watsco, Inc.	113	28,182
Williams-Sonoma, Inc.	227	26,087
Capri Holdings Ltd.*	438	25,106
Lear Corp.	201	24,928
Churchill Downs, Inc.	112	23,680
Crocs, Inc.*	210	22,770
Dick's Sporting Goods, Inc.	189	22,735
Gentex Corp.	799	21,789
Mattel, Inc.*	1,206	21,515
Wyndham Hotels & Resorts, Inc.	301	21,464
Texas Roadhouse, Inc. — Class A	228	20,737
Tempur Sealy International, Inc.	582	19,980
Murphy USA, Inc.	71	19,847
Skechers USA, Inc. — Class A*	457	19,171
Macy's, Inc.	923	19,060
Lithia Motors, Inc. — Class A	93	19,041
Harley-Davidson, Inc.	453	18,845
Light & Wonder, Inc. — Class A*	319	18,693
Polaris, Inc.	185	18,685
IAA, Inc.*	455	18,200
Toll Brothers, Inc.	359	17,921
Brunswick Corp.	247	17,804
Univar Solutions, Inc.*	555	17,649
Marriott Vacations Worldwide Corp.	130	17,497
RH*	65	17,367
GameStop Corp. — Class A*,1	860	15,876
Penn Entertainment, Inc.*	528	15,682
PVH Corp.	222	15,671
Boyd Gaming Corp.	270	14,723
Leggett & Platt, Inc.	451	14,536
Wingstop, Inc.	102	14,037
Thor Industries, Inc.	183	13,815
MSC Industrial Direct Company, Inc. — Class A	161	13,154
Fox Factory Holding Corp.*	144	13,137
Wendy's Co.	580	13,125
Visteon Corp.*	96	12,560
AutoNation, Inc.*	116	12,447
YETI Holdings, Inc.*	294	12,145
Adient plc*	323	11,205
Taylor Morrison Home Corp. — Class A*	369	11,199
FirstCash Holdings, Inc.	128	11,125
Columbia Sportswear Co.	121	10,597
Choice Hotels International, Inc.	94	10,588
Foot Locker, Inc.	270	10,203
Travel + Leisure Co.	277	10,083
Kohl's Corp.	397	10,024
Victoria's Secret & Co.*	277	9,911
Goodyear Tire & Rubber Co.*	963	9,774
Carter's, Inc.	130	9,699
Topgolf Callaway Brands Corp.*	472	9,322
Ollie's Bargain Outlet Holdings, Inc.*	198	9,274
KB Home	283	9,014
Papa John's International, Inc.	109	8,972
Gap, Inc.	718	8,099
Hanesbrands, Inc.	1,188	7,556
JetBlue Airways Corp.*	1,103	7,148
Cracker Barrel Old Country Store, Inc.	75	7,106
Scotts Miracle-Gro Co. — Class A	138	6,705
Dana, Inc.	434	6,566
Under Armour, Inc. — Class A*	642	6,523
Nordstrom, Inc.	379	6,117
Under Armour, Inc. — Class C*	671	5,985
Total Consumer, Cyclical		1,040,735
Technology - 5.1%
Fair Isaac Corp.*	85	50,879
Lattice Semiconductor Corp.*	467	30,299
Wolfspeed, Inc.*	423	29,204
Genpact Ltd.	574	26,588
Dynatrace, Inc.*	686	26,274
Manhattan Associates, Inc.*	212	25,737
KBR, Inc.	467	24,658
CACI International, Inc. — Class A*	80	24,047
Science Applications International Corp.	188	20,855
Aspen Technology, Inc.*	99	20,334
Concentrix Corp.	144	19,175
ExlService Holdings, Inc.*	113	19,145
MKS Instruments, Inc.	195	16,522
Silicon Laboratories, Inc.*	113	15,331
Maximus, Inc.	206	15,106

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 63.6% (continued)
Technology - 5.1% (continued)
Power Integrations, Inc.	195	$13,985
Cirrus Logic, Inc.*	187	13,928
Qualys, Inc.*	118	13,243
Super Micro Computer, Inc.*	158	12,972
Synaptics, Inc.*	136	12,942
Lumentum Holdings, Inc.*	232	12,103
Teradata Corp.*	347	11,680
Envestnet, Inc.*	188	11,600
MACOM Technology Solutions Holdings, Inc.*	174	10,959
NCR Corp.*	468	10,956
IPG Photonics Corp.*	109	10,319
CommVault Systems, Inc.*	152	9,552
Blackbaud, Inc.*	152	8,947
ACI Worldwide, Inc.*	383	8,809
Amkor Technology, Inc.	342	8,201
Kyndryl Holdings, Inc.*	695	7,728
Allegro MicroSystems, Inc.*	221	6,634
SiTime Corp.*	55	5,589
Xerox Holdings Corp.	381	5,563
Total Technology		559,864
Basic Materials - 3.1%
RPM International, Inc.	439	42,781
Reliance Steel & Aluminum Co.	200	40,488
Cleveland-Cliffs, Inc.*	1,754	28,257
Alcoa Corp.	602	27,373
Royal Gold, Inc.	223	25,136
Olin Corp.	434	22,976
United States Steel Corp.	798	19,990
Valvoline, Inc.	603	19,688
Commercial Metals Co.	399	19,272
Ashland, Inc.	170	18,280
Chemours Co.	514	15,739
Cabot Corp.	191	12,766
Westlake Corp.	117	11,997
Sensient Technologies Corp.	143	10,428
Avient Corp.	291	9,824
Ingevity Corp.*	120	8,453
MP Materials Corp.*	314	7,624
NewMarket Corp.	23	7,155
Total Basic Materials		348,227
Energy - 2.7%
Antero Resources Corp.*	940	29,131
NOV, Inc.	1,337	27,930
HF Sinclair Corp.	458	23,766
Southwestern Energy Co.*	3,757	21,978
Matador Resources Co.	382	21,866
Murphy Oil Corp.	497	21,376
Range Resources Corp.	823	20,591
PDC Energy, Inc.	314	19,933
ChampionX Corp.	679	19,684
DT Midstream, Inc.	329	18,180
Sunrun, Inc.*	725	17,414
PBF Energy, Inc. — Class A	389	15,863
Antero Midstream Corp.	1,140	12,301
CNX Resources Corp.*	614	10,340
Equitrans Midstream Corp.	1,473	9,869
SunPower Corp. — Class A*	291	5,247
Total Energy		295,469
Utilities - 2.6%
Essential Utilities, Inc.	813	38,804
OGE Energy Corp.	682	26,973
UGI Corp.	713	26,431
National Fuel Gas Co.	311	19,686
IDACORP, Inc.	172	18,550
New Jersey Resources Corp.	328	16,275
Black Hills Corp.	222	15,616
Hawaiian Electric Industries, Inc.	373	15,610
Portland General Electric Co.	304	14,896
Ormat Technologies, Inc.	166	14,356
PNM Resources, Inc.	292	14,247
ONE Gas, Inc.	184	13,933
Southwest Gas Holdings, Inc.	210	12,995
ALLETE, Inc.	195	12,579
Spire, Inc.	179	12,326
NorthWestern Corp.	197	11,690
Total Utilities		284,967
Communications - 1.7%
Ciena Corp.*	504	25,694
Nexstar Media Group, Inc. — Class A	128	22,404
Iridium Communications, Inc.	428	21,999
Frontier Communications Parent, Inc.*	759	19,339
New York Times Co. — Class A	560	18,178
TEGNA, Inc.	760	16,104
Calix, Inc.*	194	13,276
Ziff Davis, Inc.*	161	12,735
Cable One, Inc.	16	11,390
World Wrestling Entertainment, Inc. — Class A	147	10,072
Viasat, Inc.*	257	8,134
TripAdvisor, Inc.*	357	6,419
Total Communications		185,744
Total Common Stocks
(Cost $6,405,976)		6,986,972

MUTUAL FUNDS† - 9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	88,750	855,554
Guggenheim Strategy Fund II2	9,844	236,641
Total Mutual Funds
(Cost $1,123,598)		1,092,195

Face Amount
U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bills
3.89% due 01/12/23[3]	$1,100,000	1,099,045

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 10.8% (continued)
3.79% due 01/17/23[3,4]	$82,000	$81,883
Total U.S. Treasury Bills
(Cost $1,180,553)		1,180,928

REPURCHASE AGREEMENTS††,5 - 37.2%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[6]	2,309,028	2,309,028
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[6]	888,088	888,088
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[6]	885,337	885,337
Total Repurchase Agreements

(Cost $4,082,453)	4,082,453

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class X , 4.10%[8]	12,170	12,170
Total Securities Lending Collateral
(Cost $12,170)		12,170
Total Investments - 121.6%
(Cost $12,804,750)		$13,354,718
Other Assets & Liabilities, net - (21.6)%		(2,368,214)
Total Net Assets - 100.0%		$10,986,504

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	7	Mar 2023	$1,710,310	$(50,060)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	01/26/23	1,137	$2,764,162	$(9,944)
BNP Paribas	S&P MidCap 400 Index	Pay	4.78% (Federal Funds Rate + 0.45%)	At Maturity	01/26/23	816	1,984,196	(57,219)
Barclays Bank plc	S&P MidCap 400 Index	Pay	4.65% (SOFR + 0.35%)	At Maturity	01/25/23	1,247	3,030,448	(118,062)
							$7,778,806	$(185,225)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,986,972	$—	$—	$6,986,972
Mutual Funds	1,092,195	—	—	1,092,195
U.S. Treasury Bills	—	1,180,928	—	1,180,928
Repurchase Agreements	—	4,082,453	—	4,082,453
Securities Lending Collateral	12,170	—	—	12,170
Total Assets	$8,091,337	$5,263,381	$—	$13,354,718

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$50,060	$—	$—	$50,060
Equity Index Swap Agreements**	—	185,225	—	185,225
Total Liabilities	$50,060	$185,225	$—	$235,285

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website. https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$241,661	$–	$–	$–	$(5,020)	$236,641	9,844	$5,897
Guggenheim Ultra Short Duration Fund — Institutional Class	868,866	–	–	–	(13,312)	855,554	88,750	17,227
	$1,110,527	$–	$–	$–	$(18,332)	$1,092,195		$23,124

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 81.6%
Technology - 37.9%
Microsoft Corp.	97,188	$23,307,626
Apple, Inc.	167,509	21,764,444
NVIDIA Corp.	41,781	6,105,875
Broadcom, Inc.	6,879	3,846,255
Adobe, Inc.*	7,896	2,657,241
Texas Instruments, Inc.	15,414	2,546,701
QUALCOMM, Inc.	19,039	2,093,148
Intuit, Inc.	4,771	1,856,969
Intel Corp.	70,093	1,852,558
Advanced Micro Devices, Inc.*	27,384	1,773,662
Applied Materials, Inc.	14,612	1,422,917
Analog Devices, Inc.	8,650	1,418,859
Fiserv, Inc.*	10,785	1,090,040
Activision Blizzard, Inc.	13,292	1,017,503
Lam Research Corp.	2,316	973,415
Micron Technology, Inc.	18,465	922,881
KLA Corp.	2,407	907,511
Synopsys, Inc.*	2,597	829,196
ASML Holding N.V. — Class G	1,500	819,600
Cadence Design Systems, Inc.*	4,659	748,422
Paychex, Inc.	6,121	707,343
NXP Semiconductor N.V.	4,401	695,490
Autodesk, Inc.*	3,666	685,065
Microchip Technology, Inc.	9,341	656,205
Fortinet, Inc.*	13,269	648,722
Workday, Inc. — Class A*	3,431	574,109
Electronic Arts, Inc.	4,689	572,902
Marvell Technology, Inc.	14,481	536,376
Cognizant Technology Solutions Corp. — Class A	8,728	499,154
GLOBALFOUNDRIES, Inc.*,1	9,258	498,914
Crowdstrike Holdings, Inc. — Class A*	3,707	390,310
Datadog, Inc. — Class A*	4,961	364,634
ANSYS, Inc.*	1,480	357,553
Atlassian Corp. — Class A*	2,518	324,016
Zoom Video Communications, Inc. — Class A*	4,172	282,611
Zscaler, Inc.*	2,449	274,043
Total Technology		86,022,270
Communications - 20.9%
Amazon.com, Inc.*	133,559	11,218,956
Alphabet, Inc. — Class C*	79,677	7,069,740
Alphabet, Inc. — Class A*	79,702	7,032,107
Meta Platforms, Inc. — Class A*	38,192	4,596,025
Cisco Systems, Inc.	69,772	3,323,938
T-Mobile US, Inc.*	21,131	2,958,340
Comcast Corp. — Class A	73,269	2,562,217
Netflix, Inc.*	7,558	2,228,703
Booking Holdings, Inc.*	659	1,328,070
Charter Communications, Inc. — Class A*	2,644	896,581
MercadoLibre, Inc.*	855	723,535
Palo Alto Networks, Inc.*	5,135	716,538
Pinduoduo, Inc. ADR*	7,950	648,323
Airbnb, Inc. — Class A*	6,764	578,322
JD.com, Inc. ADR	8,251	463,129
Warner Bros Discovery, Inc.*	41,244	390,993
Sirius XM Holdings, Inc.[1]	66,060	385,790
eBay, Inc.	9,217	382,229
Total Communications		47,503,536
Consumer, Non-cyclical - 11.8%
PepsiCo, Inc.	23,399	4,227,263
Amgen, Inc.	9,062	2,380,044
Gilead Sciences, Inc.	21,302	1,828,777
Automatic Data Processing, Inc.	7,045	1,682,769
Intuitive Surgical, Inc.*	6,003	1,592,896
Mondelez International, Inc. — Class A	23,194	1,545,880
PayPal Holdings, Inc.*	19,362	1,378,962
Regeneron Pharmaceuticals, Inc.*	1,819	1,312,390
Vertex Pharmaceuticals, Inc.*	4,360	1,259,081
Moderna, Inc.*	6,525	1,172,021
Monster Beverage Corp.*	8,861	899,657
Keurig Dr Pepper, Inc.	24,054	857,766
Kraft Heinz Co.	20,804	846,931
Cintas Corp.	1,725	779,044
Dexcom, Inc.*	6,560	742,854
AstraZeneca plc ADR	10,376	703,493
Biogen, Inc.*	2,446	677,346
IDEXX Laboratories, Inc.*	1,407	574,000
Illumina, Inc.*	2,672	540,278
CoStar Group, Inc.*	6,907	533,773
Verisk Analytics, Inc. — Class A	2,656	468,571
Seagen, Inc.*	3,153	405,192
Align Technology, Inc.*	1,327	279,864
Total Consumer, Non-cyclical		26,688,852
Consumer, Cyclical - 7.3%
Tesla, Inc.*	41,341	5,092,384
Costco Wholesale Corp.	7,517	3,431,510
Starbucks Corp.	19,494	1,933,805
O'Reilly Automotive, Inc.*	1,063	897,204
Marriott International, Inc. — Class A	5,376	800,433
Ross Stores, Inc.	5,895	684,233
Lululemon Athletica, Inc.*	2,077	665,429
PACCAR, Inc.	5,907	584,616
Walgreens Boots Alliance, Inc.	14,689	548,781
Dollar Tree, Inc.*	3,757	531,390
Copart, Inc.*	8,090	492,600
Fastenal Co.	9,728	460,329
Rivian Automotive, Inc. — Class A*	15,509	285,831
Lucid Group, Inc.*,1	28,541	194,935
Total Consumer, Cyclical		16,603,480
Industrial - 1.8%
Honeywell International, Inc.	11,419	2,447,092
CSX Corp.	35,708	1,106,234
Old Dominion Freight Line, Inc.	1,876	532,371
Total Industrial		4,085,697
Utilities - 1.2%
American Electric Power Company, Inc.	8,728	828,724
Exelon Corp.	16,878	729,636
Xcel Energy, Inc.	9,295	651,672
Constellation Energy Corp.	5,554	478,810
Total Utilities		2,688,842

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 81.6% (continued)
Energy - 0.7%
Enphase Energy, Inc.*	2,309	$611,793
Baker Hughes Co.	17,009	502,276
Diamondback Energy, Inc.	2,989	408,835
Total Energy		1,522,904
Total Common Stocks
(Cost $195,019,180)		185,115,581

MUTUAL FUNDS† - 5.7%
Guggenheim Strategy Fund II2	277,075	6,660,881
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	652,649	6,291,537
Total Mutual Funds
(Cost $13,182,968)		12,952,418

	Face Amount
U.S. TREASURY BILLS†† - 12.2%
U.S. Treasury Bills
3.89% due 01/12/23[3,4]	$16,400,000	16,385,762
3.61% due 01/12/23[3,4]	9,000,000	8,992,187
3.80% due 01/17/23[4,5]	2,369,000	2,365,611
Total U.S. Treasury Bills
(Cost $27,735,508)		27,743,560

REPURCHASE AGREEMENTS††,6 - 9.4%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[3]	12,058,102	12,058,102
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[3]	4,637,731	4,637,731
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[3]	4,623,368	4,623,368
Total Repurchase Agreements
(Cost $21,319,201)		21,319,201

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[8]	834,554	834,554
Total Securities Lending Collateral
(Cost $834,554)		834,554
Total Investments - 109.3%
(Cost $258,091,411)		$247,965,314
Other Assets & Liabilities, net - (9.3)%		(21,019,127)
Total Net Assets - 100.0%		$226,946,187

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	96	Mar 2023	$21,164,160	$(1,558,194)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	01/26/23	357	$3,910,050	$(285,094)
BNP Paribas	NASDAQ-100 Index	Pay	4.98% (Federal Funds Rate + 0.65%)	At Maturity	01/26/23	8,626	94,369,384	(4,882,418)
Barclays Bank plc	NASDAQ-100 Index	Pay	4.80% (SOFR + 0.50%)	At Maturity	01/25/23	13,659	149,421,016	(10,767,765)
							$247,700,450	$(15,935,277)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$185,115,581	$—	$—	$185,115,581
Mutual Funds	12,952,418	—	—	12,952,418
U.S. Treasury Bills	—	27,743,560	—	27,743,560
Repurchase Agreements	—	21,319,201	—	21,319,201
Securities Lending Collateral	834,554	—	—	834,554
Total Assets	$198,902,553	$49,062,761	$—	$247,965,314

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,558,194	$—	$—	$1,558,194
Equity Index Swap Agreements**	—	15,935,277	—	15,935,277
Total Liabilities	$1,558,194	$15,935,277	$—	$17,493,471

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,904,111	$–	$(4,000,000)	$(127,783)	$(115,447)	$6,660,881	277,075	$239,844
Guggenheim Ultra Short Duration Fund — Institutional Class	$21,389,957	$–	$(14,800,001)	$(406,376)	$107,957	$6,291,537	652,649	$244,097
	$32,294,068	$–	$(18,800,001)	$(534,159)	$(7,490)	$12,952,418		$483,941

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 94.5%
Technology - 43.9%
Microsoft Corp.	540,471	$129,615,755
Apple, Inc.	931,541	121,035,122
NVIDIA Corp.	232,349	33,955,483
Broadcom, Inc.	38,253	21,388,400
Adobe, Inc.*	43,910	14,777,032
Texas Instruments, Inc.	85,721	14,162,824
QUALCOMM, Inc.	105,879	11,640,337
Intuit, Inc.	26,534	10,327,563
Intel Corp.	389,797	10,302,335
Advanced Micro Devices, Inc.*	152,287	9,863,629
Applied Materials, Inc.	81,257	7,912,807
Analog Devices, Inc.	48,103	7,890,335
Fiserv, Inc.*	59,979	6,062,078
Activision Blizzard, Inc.	73,920	5,658,576
Lam Research Corp.	12,881	5,413,884
Micron Technology, Inc.	102,684	5,132,146
KLA Corp.	13,385	5,046,547
Synopsys, Inc.*	14,443	4,611,505
ASML Holding N.V. — Class G	8,344	4,559,162
Cadence Design Systems, Inc.*	25,908	4,161,861
Paychex, Inc.	34,040	3,933,662
NXP Semiconductor N.V.	24,475	3,867,784
Autodesk, Inc.*	20,388	3,809,906
Microchip Technology, Inc.	51,949	3,649,417
Fortinet, Inc.*	73,788	3,607,495
Workday, Inc. — Class A*	19,078	3,192,322
Electronic Arts, Inc.	26,076	3,185,966
Marvell Technology, Inc.	80,529	2,982,794
Cognizant Technology Solutions Corp. — Class A	48,540	2,776,003
GlobalFoundries, Inc.*,1	51,482	2,774,365
Crowdstrike Holdings, Inc. — Class A*	20,617	2,170,764
Datadog, Inc. — Class A*	27,584	2,027,424
ANSYS, Inc.*	8,228	1,987,803
Atlassian Corp. — Class A*	14,004	1,802,035
Zoom Video Communications, Inc. — Class A*	23,202	1,571,703
Zscaler, Inc.*	13,621	1,524,190
Total Technology		478,381,014
Communications - 24.2%
Amazon.com, Inc.*	742,737	62,389,908
Alphabet, Inc. — Class C*	443,094	39,315,731
Alphabet, Inc. — Class A*	443,230	39,106,183
Meta Platforms, Inc. — Class A*	212,389	25,558,892
Cisco Systems, Inc.	388,013	18,484,939
T-Mobile US, Inc.*	117,511	16,451,540
Comcast Corp. — Class A	407,457	14,248,771
Netflix, Inc.*	42,033	12,394,691
Booking Holdings, Inc.*	3,664	7,383,986
Charter Communications, Inc. — Class A*	14,703	4,985,787
MercadoLibre, Inc.*	4,750	4,019,640
Palo Alto Networks, Inc.*	28,558	3,984,983
Pinduoduo, Inc. ADR*	44,210	3,605,326
Airbnb, Inc. — Class A*	37,615	3,216,082
JD.com, Inc. ADR	45,884	2,575,469
Warner Bros Discovery, Inc.*	229,364	2,174,371
Sirius XM Holdings, Inc.[1]	367,369	2,145,435
eBay, Inc.	51,255	2,125,545
Total Communications		264,167,279
Consumer, Non-cyclical - 13.6%
PepsiCo, Inc.	130,125	23,508,382
Amgen, Inc.	50,397	13,236,268
Gilead Sciences, Inc.	118,464	10,170,135
Automatic Data Processing, Inc.	39,181	9,358,774
Intuitive Surgical, Inc.*	33,377	8,856,587
Mondelez International, Inc. — Class A	128,984	8,596,784
PayPal Holdings, Inc.*	107,677	7,668,756
Regeneron Pharmaceuticals, Inc.*	10,114	7,297,150
Vertex Pharmaceuticals, Inc.*	24,245	7,001,471
Moderna, Inc.*	36,286	6,517,691
Monster Beverage Corp.*	49,279	5,003,297
Keurig Dr Pepper, Inc.	133,766	4,770,096
Kraft Heinz Co.	115,696	4,709,984
Cintas Corp.	9,591	4,331,487
Dexcom, Inc.*	36,482	4,131,222
AstraZeneca plc ADR	57,702	3,912,195
Biogen, Inc.*	13,601	3,766,389
IDEXX Laboratories, Inc.*	7,822	3,191,063
Illumina, Inc.*	14,857	3,004,086
CoStar Group, Inc.*	38,412	2,968,479
Verisk Analytics, Inc. — Class A	14,771	2,605,900
Seagen, Inc.*	17,536	2,253,551
Align Technology, Inc.*	7,378	1,556,020
Total Consumer, Non-cyclical		148,415,767
Consumer, Cyclical - 8.5%
Tesla, Inc.*	229,901	28,319,205
Costco Wholesale Corp.	41,804	19,083,526
Starbucks Corp.	108,411	10,754,371
O'Reilly Automotive, Inc.*	5,910	4,988,217
Marriott International, Inc. — Class A	29,897	4,451,364
Ross Stores, Inc.	32,780	3,804,775
Lululemon Athletica, Inc.*	11,552	3,701,030
PACCAR, Inc.	32,846	3,250,769
Walgreens Boots Alliance, Inc.	81,682	3,051,639
Dollar Tree, Inc.*	20,890	2,954,682
Copart, Inc.*	44,987	2,739,259
Fastenal Co.	54,098	2,559,917
Rivian Automotive, Inc. — Class A*	86,245	1,589,495
Lucid Group, Inc.*,1	158,718	1,084,044
Total Consumer, Cyclical		92,332,293
Industrial - 2.1%
Honeywell International, Inc.	63,501	13,608,264
CSX Corp.	198,574	6,151,823
Old Dominion Freight Line, Inc.	10,435	2,961,244
Total Industrial		22,721,331
Utilities - 1.4%
American Electric Power Company, Inc.	48,534	4,608,303
Exelon Corp.	93,859	4,057,525
Xcel Energy, Inc.	51,688	3,623,846
Constellation Energy Corp.	30,887	2,662,768
Total Utilities		14,952,442

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 94.5% (continued)
Energy - 0.8%
Enphase Energy, Inc.*	12,838	$3,401,557
Baker Hughes Co.	94,589	2,793,213
Diamondback Energy, Inc.	16,623	2,273,694
Total Energy		8,468,464
Total Common Stocks
(Cost $365,907,334)		1,029,438,590

MUTUAL FUNDS† - 4.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	3,064,684	29,543,554
Guggenheim Strategy Fund II2	575,584	13,837,051
Guggenheim Strategy Fund III[2]	370,504	8,914,321
Total Mutual Funds
(Cost $54,178,710)		52,294,926

	Face Amount
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
3.89% due 01/12/23[3,4]	$4,800,000	4,795,833
3.79% due 01/17/23[4,5]	958,000	956,629
Total U.S. Treasury Bills
(Cost $5,750,648)		5,752,462

REPURCHASE AGREEMENTS††,6 - 0.7%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[3]	4,622,151	4,622,151
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[3]	1,777,751	1,777,751
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[3]	1,772,245	1,772,245
Total Repurchase Agreements
(Cost $8,172,147)		8,172,147

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund, — Class X, 4.10%[8]	4,702,863	4,702,863
Total Securities Lending Collateral
(Cost $4,702,863)		4,702,863
Total Investments - 101.0%
(Cost $438,711,702)		$1,100,360,988
Other Assets & Liabilities, net - (1.0)%		(10,731,229)
Total Net Assets - 100.0%		$1,089,629,759

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	5	Mar 2023	$1,102,300	$(81,156)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	01/26/23	152	$1,658,996	$(115,157)
BNP Paribas	NASDAQ-100 Index	Pay	4.98% (Federal Funds Rate + 0.65%)	At Maturity	01/26/23	3,487	38,149,375	(227,816)
Barclays Bank plc	NASDAQ-100 Index	Pay	4.80% (SOFR + 0.50%)	At Maturity	01/25/23	1,853	20,268,460	(1,541,096)
							$60,076,831	$(1,884,069)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,029,438,590	$—	$—	$1,029,438,590
Mutual Funds	52,294,926	—	—	52,294,926
U.S. Treasury Bills	—	5,752,462	—	5,752,462
Repurchase Agreements	—	8,172,147	—	8,172,147
Securities Lending Collateral	4,702,863	—	—	4,702,863
Total Assets	$1,086,436,379	$13,924,609	$—	$1,100,360,988

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$81,156	$—	$—	$81,156
Equity Index Swap Agreements**	—	1,884,069	—	1,884,069
Total Liabilities	$81,156	$1,884,069	$—	$1,965,225

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,130,599	$–	$–	$–	$(293,548)	$13,837,051	575,584	$344,821
Guggenheim Strategy Fund III	9,129,213	–	–	–	(214,892)	8,914,321	370,504	231,176
Guggenheim Ultra Short Duration Fund — Institutional Class	$30,003,257	$–	$–	$–	$(459,703)	$29,543,554	3,064,684	$594,881
	$53,263,069	$–	$–	$–	$(968,143)	$52,294,926		$1,170,878

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 66.0%
Consumer, Non-cyclical - 15.5%
UnitedHealth Group, Inc.	1,576	$835,564
Johnson & Johnson	4,411	779,203
Procter & Gamble Co.	3,998	605,937
Eli Lilly & Co.	1,331	486,933
Pfizer, Inc.	9,471	485,294
AbbVie, Inc.	2,984	482,244
Merck & Company, Inc.	4,278	474,644
PepsiCo, Inc.	2,324	419,854
Coca-Cola Co.	6,567	417,727
Thermo Fisher Scientific, Inc.	662	364,557
Abbott Laboratories	2,942	323,002
Danaher Corp.	1,105	293,289
Philip Morris International, Inc.	2,615	264,664
Bristol-Myers Squibb Co.	3,587	258,085
Amgen, Inc.	900	236,376
Elevance Health, Inc.	403	206,727
CVS Health Corp.	2,217	206,602
S&P Global, Inc.	562	188,236
Gilead Sciences, Inc.	2,116	181,658
Medtronic plc	2,242	174,248
Cigna Corp.	516	170,971
Automatic Data Processing, Inc.	700	167,202
Intuitive Surgical, Inc.*	596	158,149
Mondelez International, Inc. — Class A	2,304	153,562
Stryker Corp.	568	138,870
Altria Group, Inc.	3,024	138,227
PayPal Holdings, Inc.*	1,923	136,956
Regeneron Pharmaceuticals, Inc.*	181	130,590
Vertex Pharmaceuticals, Inc.*	433	125,042
Becton Dickinson and Co.	481	122,318
Zoetis, Inc.	786	115,188
Boston Scientific Corp.*	2,417	111,835
Colgate-Palmolive Co.	1,409	111,015
Humana, Inc.	214	109,609
Moderna, Inc.*	557	100,048
Estee Lauder Companies, Inc. — Class A	390	96,763
McKesson Corp.	239	89,654
Archer-Daniels-Midland Co.	926	85,979
HCA Healthcare, Inc.	357	85,666
General Mills, Inc.	1,001	83,934
Centene Corp.*	955	78,320
Edwards Lifesciences Corp.*	1,042	77,744
Kimberly-Clark Corp.	569	77,242
Moody's Corp.	266	74,113
Dexcom, Inc.*	652	73,833
Corteva, Inc.	1,205	70,830
Biogen, Inc.*	242	67,015
Cintas Corp.	146	65,937
Sysco Corp.	854	65,288
Monster Beverage Corp.*	642	65,182
IQVIA Holdings, Inc.*	312	63,926
Constellation Brands, Inc. — Class A	274	63,500
Hershey Co.	246	56,966
IDEXX Laboratories, Inc.*	139	56,706
Kraft Heinz Co.	1,343	54,674
Illumina, Inc.*	265	53,583
CoStar Group, Inc.*	686	53,014
ResMed, Inc.	247	51,408
Keurig Dr Pepper, Inc.	1,434	51,136
Kroger Co.	1,098	48,949
Verisk Analytics, Inc. — Class A	263	46,398
AmerisourceBergen Corp. — Class A	273	45,239
Global Payments, Inc.	455	45,191
Zimmer Biomet Holdings, Inc.	354	45,135
Gartner, Inc.*	133	44,707
Baxter International, Inc.	851	43,375
United Rentals, Inc.*	117	41,584
Equifax, Inc.	207	40,233
Laboratory Corporation of America Holdings	149	35,086
McCormick & Company, Inc.	423	35,063
Quanta Services, Inc.	241	34,342
Waters Corp.*	100	34,258
Cardinal Health, Inc.	442	33,977
Church & Dwight Company, Inc.	411	33,131
Molina Healthcare, Inc.*	97	32,031
Hologic, Inc.*	421	31,495
Conagra Brands, Inc.	809	31,308
STERIS plc	168	31,028
Kellogg Co.	431	30,704
Tyson Foods, Inc. — Class A	489	30,440
Quest Diagnostics, Inc.	192	30,036
PerkinElmer, Inc.	213	29,867
Clorox Co.	207	29,048
West Pharmaceutical Services, Inc.	123	28,948
J M Smucker Co.	180	28,523
Cooper Companies, Inc.	83	27,446
Align Technology, Inc.*	121	25,519
Incyte Corp.*	311	24,979
Avery Dennison Corp.	137	24,797
FleetCor Technologies, Inc.*	124	22,776
Viatris, Inc.	2,046	22,772
Hormel Foods Corp.	488	22,228
Bio-Techne Corp.	264	21,880
Lamb Weston Holdings, Inc.	242	21,625
Brown-Forman Corp. — Class B	309	20,295
Teleflex, Inc.	79	19,721
Campbell Soup Co.	338	19,182
Charles River Laboratories International, Inc.*	85	18,521
Henry Schein, Inc.*	229	18,290
MarketAxess Holdings, Inc.	63	17,570
Molson Coors Beverage Co. — Class B	317	16,332
Universal Health Services, Inc. — Class B	108	15,216
Bio-Rad Laboratories, Inc. — Class A*	35	14,717
Rollins, Inc.	390	14,251
Catalent, Inc.*	303	13,638
Robert Half International, Inc.	182	13,437
Organon & Co.	429	11,982
Dentsply Sirona, Inc.	363	11,558
DaVita, Inc.*	92	6,870
Total Consumer, Non-cyclical		12,722,537

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 66.0% (continued)
Technology - 14.3%
Apple, Inc.	25,229	$3,278,004
Microsoft Corp.	12,577	3,016,216
NVIDIA Corp.	4,201	613,934
Broadcom, Inc.	683	381,886
Accenture plc — Class A	1,063	283,651
Adobe, Inc.*	784	263,839
Texas Instruments, Inc.	1,531	252,952
Salesforce, Inc.*	1,687	223,679
International Business Machines Corp.	1,525	214,857
Oracle Corp.	2,593	211,952
QUALCOMM, Inc.	1,891	207,897
Intuit, Inc.	475	184,879
Intel Corp.	6,963	184,032
Advanced Micro Devices, Inc.*	2,720	176,174
Analog Devices, Inc.	867	142,214
Applied Materials, Inc.	1,451	141,298
ServiceNow, Inc.*	341	132,400
Fiserv, Inc.*	1,071	108,246
Lam Research Corp.	230	96,669
Activision Blizzard, Inc.	1,201	91,937
Micron Technology, Inc.	1,834	91,663
KLA Corp.	239	90,110
Synopsys, Inc.*	258	82,377
Roper Technologies, Inc.	178	76,912
Cadence Design Systems, Inc.*	462	74,216
NXP Semiconductor N.V.	437	69,059
Autodesk, Inc.*	364	68,021
Fidelity National Information Services, Inc.	1,000	67,850
Microchip Technology, Inc.	928	65,192
MSCI, Inc. — Class A	135	62,798
Paychex, Inc.	541	62,518
Electronic Arts, Inc.	443	54,126
Fortinet, Inc.*	1,094	53,485
Cognizant Technology Solutions Corp. — Class A	867	49,584
ON Semiconductor Corp.*	730	45,530
HP, Inc.	1,493	40,117
ANSYS, Inc.*	146	35,272
Hewlett Packard Enterprise Co.	2,171	34,649
EPAM Systems, Inc.*	97	31,791
Take-Two Interactive Software, Inc.*	266	27,699
Broadridge Financial Solutions, Inc.	199	26,692
Monolithic Power Systems, Inc.	75	26,521
Paycom Software, Inc.*	82	25,445
Skyworks Solutions, Inc.	271	24,696
Leidos Holdings, Inc.	231	24,299
Teradyne, Inc.	263	22,973
Tyler Technologies, Inc.*	70	22,569
Zebra Technologies Corp. — Class A*	87	22,308
Akamai Technologies, Inc.*	264	22,255
NetApp, Inc.	366	21,982
Jack Henry & Associates, Inc.	122	21,418
PTC, Inc.*	177	21,247
Seagate Technology Holdings plc	323	16,993
Western Digital Corp.*	536	16,911
Ceridian HCM Holding, Inc.*	259	16,615
Qorvo, Inc.*	171	15,500
DXC Technology Co.*	388	10,282
Total Technology		11,748,391
Financial - 10.3%
Berkshire Hathaway, Inc. — Class B*	3,040	939,056
JPMorgan Chase & Co.	4,949	663,661
Visa, Inc. — Class A	2,759	573,210
Mastercard, Inc. — Class A	1,432	497,949
Bank of America Corp.	11,776	390,021
Wells Fargo & Co.	6,429	265,453
Charles Schwab Corp.	2,573	214,228
Goldman Sachs Group, Inc.	571	196,070
Morgan Stanley	2,224	189,085
BlackRock, Inc. — Class A	253	179,283
Prologis, Inc. REIT	1,557	175,521
American Tower Corp. — Class A REIT	786	166,522
Chubb Ltd.	700	154,420
American Express Co.	1,009	149,080
Citigroup, Inc.	3,268	147,812
Marsh & McLennan Companies, Inc.	837	138,507
Progressive Corp.	987	128,024
PNC Financial Services Group, Inc.	680	107,399
Aon plc — Class A	349	104,749
Equinix, Inc. REIT	156	102,185
CME Group, Inc. — Class A	607	102,073
U.S. Bancorp	2,280	99,431
Crown Castle, Inc. REIT	730	99,017
Intercontinental Exchange, Inc.	942	96,640
Truist Financial Corp.	2,238	96,301
MetLife, Inc.	1,111	80,403
American International Group, Inc.	1,254	79,303
Public Storage REIT	267	74,811
Travelers Companies, Inc.	395	74,058
Aflac, Inc.	955	68,703
Arthur J Gallagher & Co.	356	67,120
Realty Income Corp. REIT	1,058	67,109
Simon Property Group, Inc. REIT	552	64,849
Prudential Financial, Inc.	621	61,765
Allstate Corp.	447	60,613
Capital One Financial Corp.	644	59,866
Bank of New York Mellon Corp.	1,240	56,445
Ameriprise Financial, Inc.	178	55,424
VICI Properties, Inc. REIT	1,625	52,650
Welltower, Inc. REIT	797	52,243
SBA Communications Corp. REIT	182	51,016
Digital Realty Trust, Inc. REIT	485	48,631
State Street Corp.	619	48,016
Discover Financial Services	461	45,100
Willis Towers Watson plc	182	44,514
M&T Bank Corp.	291	42,212
T. Rowe Price Group, Inc.	377	41,116
CBRE Group, Inc. — Class A*	533	41,020
Hartford Financial Services Group, Inc.	537	40,721

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 66.0% (continued)
Financial - 10.3% (continued)
Arch Capital Group Ltd.*	623	$39,112
Weyerhaeuser Co. REIT	1,241	38,471
AvalonBay Communities, Inc. REIT	236	38,119
Fifth Third Bancorp	1,158	37,994
First Republic Bank	309	37,664
Alexandria Real Estate Equities, Inc. REIT	252	36,709
Nasdaq, Inc.	570	34,969
Raymond James Financial, Inc.	327	34,940
Huntington Bancshares, Inc.	2,434	34,319
Regions Financial Corp.	1,577	34,000
Equity Residential REIT	574	33,866
Extra Space Storage, Inc. REIT	226	33,263
Citizens Financial Group, Inc.	831	32,717
Principal Financial Group, Inc.	384	32,225
Northern Trust Corp.	352	31,149
Mid-America Apartment Communities, Inc. REIT	195	30,613
Ventas, Inc. REIT	674	30,364
Invitation Homes, Inc. REIT	980	29,047
KeyCorp	1,574	27,419
Cincinnati Financial Corp.	265	27,133
Synchrony Financial	760	24,974
W R Berkley Corp.	344	24,964
Iron Mountain, Inc. REIT	489	24,377
Essex Property Trust, Inc. REIT	109	23,099
SVB Financial Group*	100	23,014
Healthpeak Properties, Inc. REIT	905	22,688
Brown & Brown, Inc.	395	22,503
Cboe Global Markets, Inc.	178	22,334
Kimco Realty Corp. REIT	1,043	22,091
Everest Re Group Ltd.	66	21,864
Camden Property Trust REIT	180	20,138
UDR, Inc. REIT	516	19,985
Loews Corp.	332	19,366
Host Hotels & Resorts, Inc. REIT	1,205	19,340
Globe Life, Inc.	151	18,203
Boston Properties, Inc. REIT	240	16,219
Regency Centers Corp. REIT	259	16,187
Comerica, Inc.	219	14,640
Invesco Ltd.	767	13,798
Franklin Resources, Inc.	479	12,636
Federal Realty Investment Trust REIT	123	12,428
Zions Bancorp North America	252	12,388
Signature Bank	106	12,213
Assurant, Inc.	88	11,005
Lincoln National Corp.	259	7,956
Vornado Realty Trust REIT	272	5,660
Total Financial		8,491,568
Communications - 7.1%
Amazon.com, Inc.*	14,974	1,257,816
Alphabet, Inc. — Class A*	10,077	889,094
Alphabet, Inc. — Class C*	8,933	792,625
Meta Platforms, Inc. — Class A*	3,794	456,570
Cisco Systems, Inc.	6,927	330,002
Verizon Communications, Inc.	7,086	279,189
Walt Disney Co.*	3,076	267,243
Comcast Corp. — Class A	7,278	254,512
Netflix, Inc.*	751	221,455
AT&T, Inc.	12,024	221,362
T-Mobile US, Inc.*	1,008	141,120
Booking Holdings, Inc.*	65	130,993
Motorola Solutions, Inc.	282	72,674
Charter Communications, Inc. — Class A*	181	61,377
Arista Networks, Inc.*	418	50,724
Corning, Inc.	1,284	41,011
CDW Corp.	228	40,716
eBay, Inc.	916	37,987
Warner Bros Discovery, Inc.*	3,728	35,341
VeriSign, Inc.*	156	32,049
Omnicom Group, Inc.	343	27,979
FactSet Research Systems, Inc.	64	25,677
Etsy, Inc.*	211	25,274
Expedia Group, Inc.*	254	22,250
Interpublic Group of Companies, Inc.	656	21,851
Gen Digital, Inc.	977	20,937
Match Group, Inc.*	470	19,500
Juniper Networks, Inc.	547	17,482
Fox Corp. — Class A	510	15,489
Paramount Global — Class B	852	14,382
F5, Inc.*	99	14,207
News Corp. — Class A	645	11,739
Lumen Technologies, Inc.*	1,606	8,384
Fox Corp. — Class B	235	6,686
DISH Network Corp. — Class A*	424	5,953
News Corp. — Class B	199	3,669
Total Communications		5,875,319
Consumer, Cyclical - 6.0%
Tesla, Inc.*	4,528	557,759
Home Depot, Inc.	1,727	545,490
Costco Wholesale Corp.	747	341,006
Walmart, Inc.	2,381	337,602
McDonald's Corp.	1,236	325,723
NIKE, Inc. — Class B	2,125	248,646
Lowe's Companies, Inc.	1,047	208,604
Starbucks Corp.	1,937	192,150
TJX Companies, Inc.	1,959	155,936
Target Corp.	776	115,655
Dollar General Corp.	380	93,575
O'Reilly Automotive, Inc.*	106	89,467
General Motors Co.	2,397	80,635
AutoZone, Inc.*	32	78,918
Ford Motor Co.	6,664	77,502
Ross Stores, Inc.	584	67,785
Marriott International, Inc. — Class A	454	67,596
Chipotle Mexican Grill, Inc. — Class A*	46	63,825
Yum! Brands, Inc.	475	60,838
PACCAR, Inc.	587	58,096
Hilton Worldwide Holdings, Inc.	455	57,494
Cummins, Inc.	237	57,423
Dollar Tree, Inc.*	354	50,070
DR Horton, Inc.	528	47,066
Fastenal Co.	966	45,711
Walgreens Boots Alliance, Inc.	1,211	45,243
Copart, Inc.*	723	44,023
Aptiv plc*	457	42,560

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 66.0% (continued)
Consumer, Cyclical - 6.0% (continued)
WW Grainger, Inc.	75	$41,719
Tractor Supply Co.	185	41,619
Genuine Parts Co.	237	41,122
Ulta Beauty, Inc.*	86	40,340
Lennar Corp. — Class A	430	38,915
Delta Air Lines, Inc.*	1,081	35,522
Southwest Airlines Co.	1,002	33,737
Darden Restaurants, Inc.	206	28,496
Best Buy Company, Inc.	337	27,031
Las Vegas Sands Corp.*	554	26,631
NVR, Inc.*	5	23,063
LKQ Corp.	428	22,860
United Airlines Holdings, Inc.*	552	20,811
Domino's Pizza, Inc.	60	20,784
Pool Corp.	66	19,954
Royal Caribbean Cruises Ltd.*	370	18,289
MGM Resorts International	538	18,039
PulteGroup, Inc.	384	17,483
Live Nation Entertainment, Inc.*	241	16,807
CarMax, Inc.*	267	16,258
Bath & Body Works, Inc.	385	16,224
BorgWarner, Inc.	395	15,899
Tapestry, Inc.	405	15,422
VF Corp.	557	15,379
Caesars Entertainment, Inc.*	361	15,018
Advance Auto Parts, Inc.	101	14,850
Wynn Resorts Ltd.*	174	14,350
American Airlines Group, Inc.*	1,096	13,941
Carnival Corp.*	1,690	13,621
Hasbro, Inc.	217	13,239
Whirlpool Corp.	92	13,014
Alaska Air Group, Inc.*	214	9,189
Norwegian Cruise Line Holdings Ltd.*	711	8,703
Newell Brands, Inc.	635	8,306
Ralph Lauren Corp. — Class A	69	7,291
Total Consumer, Cyclical		4,900,324
Industrial - 5.6%
Raytheon Technologies Corp.	2,480	250,282
Honeywell International, Inc.	1,133	242,802
Union Pacific Corp.	1,037	214,732
United Parcel Service, Inc. — Class B	1,231	213,997
Caterpillar, Inc.	878	210,334
Deere & Co.	463	198,516
Lockheed Martin Corp.	394	191,677
Boeing Co.*	945	180,013
General Electric Co.	1,844	154,509
Northrop Grumman Corp.	243	132,583
3M Co.	932	111,765
CSX Corp.	3,547	109,886
Eaton Corporation plc	671	105,313
Illinois Tool Works, Inc.	472	103,982
Waste Management, Inc.	630	98,834
Emerson Electric Co.	998	95,868
Norfolk Southern Corp.	389	95,857
General Dynamics Corp.	379	94,034
Amphenol Corp. — Class A	1,004	76,445
Agilent Technologies, Inc.	499	74,675
Johnson Controls International plc	1,162	74,368
FedEx Corp.	404	69,973
L3Harris Technologies, Inc.	321	66,835
Trane Technologies plc	388	65,219
Parker-Hannifin Corp.	216	62,856
TE Connectivity Ltd.	537	61,648
Carrier Global Corp.	1,411	58,204
Otis Worldwide Corp.	702	54,974
Mettler-Toledo International, Inc.*	38	54,927
TransDigm Group, Inc.	87	54,779
AMETEK, Inc.	387	54,072
Keysight Technologies, Inc.*	302	51,663
Rockwell Automation, Inc.	194	49,969
Republic Services, Inc. — Class A	347	44,760
Old Dominion Freight Line, Inc.	152	43,135
Vulcan Materials Co.	224	39,225
Fortive Corp.	597	38,357
Ingersoll Rand, Inc.	682	35,634
Martin Marietta Materials, Inc.	105	35,487
Xylem, Inc.	304	33,613
Dover Corp.	237	32,092
Teledyne Technologies, Inc.*	79	31,593
Westinghouse Air Brake Technologies Corp.	306	30,542
Amcor plc	2,512	29,918
IDEX Corp.	126	28,770
Expeditors International of Washington, Inc.	268	27,850
Ball Corp.	530	27,104
Jacobs Solutions, Inc.	215	25,815
Textron, Inc.	352	24,922
Howmet Aerospace, Inc.	621	24,474
J.B. Hunt Transport Services, Inc.	139	24,236
Garmin Ltd.	258	23,811
Nordson Corp.	91	21,632
Trimble, Inc.*	416	21,033
Snap-on, Inc.	90	20,564
Packaging Corporation of America	156	19,954
Stanley Black & Decker, Inc.	249	18,705
CH Robinson Worldwide, Inc.	198	18,129
Masco Corp.	380	17,734
Allegion plc	148	15,578
Huntington Ingalls Industries, Inc.	66	15,225
Westrock Co.	429	15,084
Pentair plc	276	12,414
A O Smith Corp.	214	12,249
Sealed Air Corp.	243	12,121
Generac Holdings, Inc.*	107	10,770
Mohawk Industries, Inc.*	89	9,097
Total Industrial		4,577,218
Energy - 3.6%
Exxon Mobil Corp.	6,948	766,364
Chevron Corp.	3,001	538,649
ConocoPhillips	2,102	248,036
EOG Resources, Inc.	990	128,225
Schlumberger Ltd.	2,392	127,876
Marathon Petroleum Corp.	790	91,948

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 66.0% (continued)
Energy - 3.6% (continued)
Pioneer Natural Resources Co.	400	$91,356
Phillips 66	797	82,952
Valero Energy Corp.	650	82,459
Occidental Petroleum Corp.	1,227	77,289
Devon Energy Corp.	1,103	67,845
Williams Companies, Inc.	2,055	67,609
Hess Corp.	468	66,372
Enphase Energy, Inc.*	229	60,676
Kinder Morgan, Inc.	3,337	60,333
Halliburton Co.	1,532	60,284
Baker Hughes Co.	1,690	49,906
ONEOK, Inc.	754	49,538
Diamondback Energy, Inc.	297	40,624
Coterra Energy, Inc. — Class A	1,330	32,678
Marathon Oil Corp.	1,071	28,992
Targa Resources Corp.	382	28,077
SolarEdge Technologies, Inc.*	94	26,627
APA Corp.	542	25,301
First Solar, Inc.*	167	25,015
Equities Corp.	619	20,941
Total Energy		2,945,972
Utilities - 2.1%
NextEra Energy, Inc.	3,353	280,311
Duke Energy Corp.	1,299	133,784
Southern Co.	1,837	131,180
Dominion Energy, Inc.	1,406	86,216
American Electric Power Company, Inc.	867	82,322
Sempra Energy	530	81,906
Exelon Corp.	1,677	72,497
Xcel Energy, Inc.	923	64,712
Consolidated Edison, Inc.	598	56,995
Public Service Enterprise Group, Inc.	842	51,589
WEC Energy Group, Inc.	532	49,880
Eversource Energy	588	49,298
Constellation Energy Corp.	551	47,502
American Water Works Company, Inc.	305	46,488
PG&E Corp.*	2,716	44,162
Edison International	644	40,971
Ameren Corp.	436	38,769
Entergy Corp.	343	38,587
DTE Energy Co.	327	38,432
FirstEnergy Corp.	916	38,417
PPL Corp.	1,242	36,291
AES Corp.	1,127	32,413
CenterPoint Energy, Inc.	1,062	31,849
CMS Energy Corp.	490	31,032
Atmos Energy Corp.	236	26,448
Evergy, Inc.	387	24,354
Alliant Energy Corp.	423	23,354
NiSource, Inc.	685	18,783
Pinnacle West Capital Corp.	190	14,448
NRG Energy, Inc.	389	12,378
Total Utilities		1,725,368
Basic Materials - 1.5%
Linde plc	833	271,708
Air Products and Chemicals, Inc.	374	115,289
Sherwin-Williams Co.	398	94,457
Freeport-McMoRan, Inc.	2,411	91,618
Newmont Corp.	1,339	63,201
Ecolab, Inc.	418	60,844
Dow, Inc.	1,187	59,813
DuPont de Nemours, Inc.	838	57,512
Nucor Corp.	432	56,942
PPG Industries, Inc.	395	49,667
International Flavors & Fragrances, Inc.	430	45,081
Albemarle Corp.	198	42,938
LyondellBasell Industries N.V. — Class A	429	35,620
CF Industries Holdings, Inc.	331	28,201
Steel Dynamics, Inc.	281	27,454
FMC Corp.	212	26,458
Mosaic Co.	574	25,182
International Paper Co.	600	20,778
Celanese Corp. — Class A	167	17,074
Eastman Chemical Co.	202	16,451
Total Basic Materials		1,206,288
Total Common Stocks
(Cost $52,437,609)		54,192,985

MUTUAL FUNDS† - 23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	888,496	8,565,101
Guggenheim Strategy Fund II1	245,779	5,908,538
Guggenheim Strategy Fund III[1]	184,563	4,440,577
Total Mutual Funds
(Cost $19,467,131)		18,914,216

	Face Amount
U.S. TREASURY BILLS†† - 6.3%
U.S. Treasury Bills
3.89% due 01/12/23[2,3]	4,800,000	4,795,833
3.79% due 01/17/23[3,4]	193,000	192,724
3.61% due 01/12/23[2,3]	150,000	149,870
Total U.S. Treasury Bills
(Cost $5,136,803)		5,138,427

REPURCHASE AGREEMENTS††,5 - 7.0%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[2]	3,242,763	3,242,763
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[2]	1,247,216	1,247,216
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[2]	1,243,354	1,243,354
Total Repurchase Agreements
(Cost $5,733,333)		5,733,333
Total Investments - 102.3%
(Cost $82,774,876)		$83,978,961
Other Assets & Liabilities, net - (2.3)%		(1,921,681)
Total Net Assets - 100.0%		$82,057,280

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	28	Mar 2023	$5,406,100	$(20,661)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	01/26/23	3,637	$13,963,621	$(16,134)
BNP Paribas	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	01/26/23	4,491	17,242,397	(282,951)
Barclays Bank plc	S&P 500 Index	Pay	4.75% (SOFR + 0.45%)	At Maturity	01/25/23	8,419	32,325,317	(1,209,814)
							$63,531,335	$(1,508,899)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$54,192,985	$—	$—	$54,192,985
Mutual Funds	18,914,216	—	—	18,914,216
U.S. Treasury Bills	—	5,138,427	—	5,138,427
Repurchase Agreements	—	5,733,333	—	5,733,333
Total Assets	$73,107,201	$10,871,760	$—	$83,978,961

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$20,661	$—	$—	$20,661
Equity Index Swap Agreements**	—	1,508,899	—	1,508,899
Total Liabilities	$20,661	$1,508,899	$—	$1,529,560

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,051,713	$–	$(1,000,000)	$(28,493)	$(114,682)	$5,908,538	245,779	$153,425
Guggenheim Strategy Fund III	4,547,624	–	–	–	(107,047)	4,440,577	184,563	115,159
Guggenheim Ultra Short Duration Fund — Institutional Class	23,837,568	–	(15,000,000)	(385,456)	112,989	8,565,101	888,496	223,783
	$35,436,905	$–	$(16,000,000)	$(413,949)	$(108,740)	$18,914,216		$492,367

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 95.1%
Mining - 95.1%
Freeport-McMoRan, Inc.	131,413	$4,993,694
Newmont Corp.	90,395	4,266,644
Barrick Gold Corp.	222,622	3,824,646
Franco-Nevada Corp.	25,217	3,441,616
Agnico Eagle Mines Ltd.	64,311	3,343,529
Wheaton Precious Metals Corp.	73,673	2,879,141
Gold Fields Ltd. ADR	196,647	2,035,296
AngloGold Ashanti Ltd. ADR	102,048	1,981,772
Royal Gold, Inc.	16,719	1,884,566
Sibanye Stillwater Ltd. ADR	175,101	1,866,577
Yamana Gold, Inc.	285,805	1,586,218
Kinross Gold Corp.	376,994	1,541,905
B2Gold Corp.	395,649	1,412,467
Alamos Gold, Inc. — Class A	135,944	1,374,394
Pan American Silver Corp.[1]	78,320	1,279,749
SSR Mining, Inc.	80,556	1,262,312
Hecla Mining Co.	226,457	1,259,101
Osisko Gold Royalties Ltd.	83,372	1,006,300
First Majestic Silver Corp.[1]	117,834	982,736
Harmony Gold Mining Company Ltd. ADR	286,280	973,352
Novagold Resources, Inc.*	162,497	971,732
Sandstorm Gold Ltd.	164,027	862,782
MAG Silver Corp.*	55,173	862,354
Eldorado Gold Corp.*	102,939	860,570
IAMGOLD Corp.*	333,431	860,252
Seabridge Gold, Inc.*	56,216	707,197
Fortuna Silver Mines, Inc.*	187,412	702,795
Coeur Mining, Inc.*	196,914	661,631
Equinox Gold Corp.*	200,968	659,175
SilverCrest Metals, Inc.*	101,204	607,224
Endeavour Silver Corp.*	164,129	531,778
Silvercorp Metals, Inc.	169,585	501,972
Gatos Silver, Inc.*	88,447	361,748
Total Mining		52,347,225
Total Common Stocks
(Cost $40,541,912)		52,347,225

EXCHANGE-TRADED FUNDS† - 4.4%
VanEck Junior Gold Miners ETF	67,938	2,421,989
Total Exchange-Traded Funds
(Cost $2,031,409)		2,421,989

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$346,938	346,938
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	133,438	133,438
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	133,024	133,024
Total Repurchase Agreements
(Cost $613,400)		613,400

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	1,178,897	1,178,897
Total Securities Lending Collateral
(Cost $1,178,897)		1,178,897
Total Investments - 102.7%
(Cost $44,365,618)		$56,561,511
Other Assets & Liabilities, net - (2.7)%		(1,494,275)
Total Net Assets - 100.0%		$55,067,236

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$52,347,225	$—	$—	$52,347,225
Exchange-Traded Funds	2,421,989	—	—	2,421,989
Repurchase Agreements	—	613,400	—	613,400
Securities Lending Collateral	1,178,897	—	—	1,178,897
Total Assets	$55,948,111	$613,400	$—	$56,561,511

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.2%
REITS - 92.5%
REITs-Diversified - 24.4%
American Tower Corp. — Class A	348	$73,727
Equinix, Inc.	95	62,228
Crown Castle, Inc.	410	55,612
VICI Properties, Inc.	1,273	41,245
SBA Communications Corp.	143	40,084
Digital Realty Trust, Inc.	384	38,504
Weyerhaeuser Co.	1,135	35,185
WP Carey, Inc.	385	30,088
Gaming and Leisure Properties, Inc.	523	27,243
Lamar Advertising Co. — Class A	249	23,506
Rayonier, Inc.	481	15,854
Vornado Realty Trust	736	15,316
National Storage Affiliates Trust	414	14,954
Rithm Capital Corp.	1,697	13,865
PotlatchDeltic Corp.	308	13,549
Outfront Media, Inc.	753	12,485
EPR Properties	317	11,957
Broadstone Net Lease, Inc.	737	11,947
National Health Investors, Inc.	204	10,653
Uniti Group, Inc.	1,639	9,064
Elme Communities	498	8,864
Total REITs-Diversified		565,930
REITs-Apartments - 11.2%
AvalonBay Communities, Inc.	212	34,242
Equity Residential	577	34,043
Mid-America Apartment Communities, Inc.	195	30,613
Invitation Homes, Inc.	1,015	30,085
Essex Property Trust, Inc.	128	27,126
UDR, Inc.	670	25,949
Camden Property Trust	225	25,173
American Homes 4 Rent — Class A	758	22,846
Apartment Income REIT Corp.	476	16,332
Independence Realty Trust, Inc.	819	13,808
Total REITs-Apartments		260,217
REITs-Warehouse/Industries - 8.5%
Prologis, Inc.	650	73,275
Rexford Industrial Realty, Inc.	438	23,932
Americold Realty Trust, Inc.	714	20,213
First Industrial Realty Trust, Inc.	382	18,435
EastGroup Properties, Inc.	123	18,211
STAG Industrial, Inc.	544	17,577
Terreno Realty Corp.	269	15,298
Innovative Industrial Properties, Inc.	114	11,554
Total REITs-Warehouse/Industries		198,495
REITs-Office Property - 8.3%
Alexandria Real Estate Equities, Inc.	249	36,272
Boston Properties, Inc.	368	24,869
Kilroy Realty Corp.	413	15,971
Cousins Properties, Inc.	591	14,946
Highwoods Properties, Inc.	461	12,899
Douglas Emmett, Inc.	819	12,842

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.2%
REITS - 92.5% (Continued)
REITs-Office Property - 8.3% (Continued)
Corporate Office Properties Trust	492	$12,763
Equity Commonwealth	484	12,085
LXP Industrial Trust	1,199	12,014
SL Green Realty Corp.	339	11,431
JBG SMITH Properties	568	10,781
Hudson Pacific Properties, Inc.	921	8,961
Brandywine Realty Trust	1,255	7,718
Total REITs-Office Property		193,552
REITs-Health Care - 8.3%
Welltower, Inc.	645	42,280
Ventas, Inc.	697	31,400
Healthpeak Properties, Inc.	1,073	26,900
Healthcare Realty Trust, Inc.	1,035	19,944
Medical Properties Trust, Inc.	1,698	18,916
Omega Healthcare Investors, Inc.	656	18,335
Physicians Realty Trust	910	13,168
Sabra Health Care REIT, Inc.	990	12,306
CareTrust REIT, Inc.	513	9,532
Total REITs-Health Care		192,781
REITs-Shopping Centers - 6.5%
Kimco Realty Corp.	1,254	26,560
Regency Centers Corp.	374	23,375
Federal Realty Investment Trust	203	20,511
Brixmor Property Group, Inc.	851	19,292
Kite Realty Group Trust	741	15,598
Phillips Edison & Company, Inc.	467	14,869
SITE Centers Corp.	938	12,813
Retail Opportunity Investments Corp.	653	9,815
Acadia Realty Trust	592	8,495
Total REITs-Shopping Centers		151,328
REITs-Storage - 6.4%
Public Storage	173	48,473
Extra Space Storage, Inc.	213	31,349
Iron Mountain, Inc.	541	26,969
CubeSmart	525	21,131
Life Storage, Inc.	204	20,094
Total REITs-Storage		148,016
REITs-Single Tenant - 6.2%
Realty Income Corp.	721	45,733
STORE Capital Corp.	869	27,860
National Retail Properties, Inc.	460	21,050
Agree Realty Corp.	255	18,087
Spirit Realty Capital, Inc.	426	17,010
Essential Properties Realty Trust, Inc.	577	13,542
Total REITs-Single Tenant		143,282
REITs-Hotels – 4.0%
Host Hotels & Resorts, Inc.	1,501	24,091
Ryman Hospitality Properties, Inc.	182	14,884
Apple Hospitality REIT, Inc.	855	13,492
Park Hotels & Resorts, Inc.	1,011	11,920
Sunstone Hotel Investors, Inc.	1,057	10,211
RLJ Lodging Trust	880	9,319
Pebblebrook Hotel Trust	687	9,199
Total REITs-Hotels		93,116

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
REITS - 92.5% (continued)
REITs-Mortgage - 3.9%
Annaly Capital Management, Inc.	1,089	$22,956
AGNC Investment Corp.	1,774	18,361
Starwood Property Trust, Inc.	934	17,120
Blackstone Mortgage Trust, Inc. — Class A	632	13,379
Arbor Realty Trust, Inc.	874	11,528
Chimera Investment Corp.	1,376	7,568
Total REITs-Mortgage		90,912
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	218	31,174
Equity LifeStyle Properties, Inc.	397	25,646
Total REITs-Manufactured Homes		56,820
REITs-Regional Malls - 2.4%
Simon Property Group, Inc.	391	45,935
Macerich Co.	948	10,674
Total REITs-Regional Malls		56,609
Total REITS		2,151,058
Real Estate - 4.0%
Real Estate Management/Services - 3.4%
CBRE Group, Inc. — Class A*	483	37,172
Jones Lang LaSalle, Inc.*	127	20,240
Cushman & Wakefield plc*	1,022	12,734
eXp World Holdings, Inc.	845	9,363
Total Real Estate Management/Services		79,509
Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	182	13,908
Total Real Estate		93,417

Internet - 1.8%
E-Commerce/Services - 1.8%
Zillow Group, Inc. — Class C*	636	20,485
Zillow Group, Inc. — Class A*	653	20,380
Total E-Commerce/Services		40,865
Total Internet		40,865
Diversified Financial Services - 0.5%
Finance-Commercial - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	385	11,157
Telecommunications - 0.4%
Telecom Services - 0.4%
DigitalBridge Group, Inc.	869	9,507
Total Common Stocks
(Cost $1,884,483)		2,306,004

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$7,932	7,932
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	3,051	3,051
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	3,041	3,041
Total Repurchase Agreements
(Cost $14,024)		14,024
Total Investments - 99.8%
(Cost $1,898,507)		$2,320,028
Other Assets & Liabilities, net - 0.2%		4,514
Total Net Assets - 100.0%		$2,324,542

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,306,004	$—	$—	$2,306,004
Repurchase Agreements	—	14,024	—	14,024
Total Assets	$2,306,004	$14,024	$—	$2,320,028

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.3%
Retail - 68.3%
Walmart, Inc.	3,677	$521,362
Home Depot, Inc.	1,471	464,630
Lowe's Companies, Inc.	1,740	346,678
Costco Wholesale Corp.	713	325,485
TJX Companies, Inc.	3,781	300,968
Target Corp.	1,748	260,522
O'Reilly Automotive, Inc.*	273	230,420
Dollar General Corp.	921	226,796
AutoZone, Inc.*	88	217,024
Ross Stores, Inc.	1,714	198,944
Dollar Tree, Inc.*	1,253	177,224
Walgreens Boots Alliance, Inc.	4,562	170,436
Tractor Supply Co.	706	158,829
Genuine Parts Co.	864	149,913
Ulta Beauty, Inc.*	319	149,633
Best Buy Company, Inc.	1,640	131,544
Burlington Stores, Inc.*	565	114,559
Bath & Body Works, Inc.	2,322	97,849
Five Below, Inc.*	549	97,102
Dick's Sporting Goods, Inc.	800	96,232
CarMax, Inc.*	1,577	96,024
Advance Auto Parts, Inc.	633	93,070
BJ's Wholesale Club Holdings, Inc.*	1,372	90,772
Williams-Sonoma, Inc.	758	87,109
Floor & Decor Holdings, Inc. — Class A*	1,178	82,024
RH*	302	80,691
Murphy USA, Inc.	271	75,755
Lithia Motors, Inc. — Class A	354	72,478
Macy's, Inc.	3,405	70,313
AutoNation, Inc.*	645	69,209
GameStop Corp. — Class A*,1	3,685	68,025
Asbury Automotive Group, Inc.*	346	62,020
Academy Sports & Outdoors, Inc.	1,120	58,845
Foot Locker, Inc.	1,525	57,630
Gap, Inc.	4,990	56,287
Ollie's Bargain Outlet Holdings, Inc.*	1,168	54,709
Nordstrom, Inc.	3,196	51,583
Signet Jewelers Ltd.	756	51,408
American Eagle Outfitters, Inc.*	3,310	46,208
Victoria's Secret & Co.*	1,282	45,870
Kohl's Corp.	1,715	43,304
Abercrombie & Fitch Co. — Class A*	1,412	32,349
Big Lots, Inc.	1,281	18,831
Carvana Co.*,1	770	3,650
Total Retail		5,904,314
Internet - 27.9%
Amazon.com, Inc.*	7,388	620,592
Booking Holdings, Inc.*	139	280,124
Alibaba Group Holding Ltd. ADR*	1,852	163,143
eBay, Inc.	3,513	145,684
MercadoLibre, Inc.*	162	137,091
Pinduoduo, Inc. ADR*	1,586	129,338
DoorDash, Inc. — Class A*	2,636	128,690
JD.com, Inc. ADR	2,278	127,864
Chewy, Inc. — Class A*,1	3,257	120,770
Expedia Group, Inc.*	1,342	117,559
Etsy, Inc.*	966	115,707
Trip.com Group Ltd. ADR*	3,330	114,552
Coupang, Inc.*	5,865	86,274
Wayfair, Inc. — Class A*	1,800	59,202
Revolve Group, Inc.*	1,717	38,220
Overstock.com, Inc.*	1,434	27,762
Total Internet		2,412,572
Distribution & Wholesale - 2.6%
LKQ Corp.	2,225	118,837
Pool Corp.	339	102,490
Total Distribution & Wholesale		221,327
Apparel - 0.5%
Urban Outfitters, Inc.*	1,798	42,882
Total Common Stocks
(Cost $6,544,149)		8,581,095

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$33,382	33,382
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	12,839	12,839
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	12,800	12,800
Total Repurchase Agreements
(Cost $59,021)		59,021

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	149,496	149,496
Total Securities Lending Collateral
(Cost $149,496)		149,496
Total Investments - 101.7%
(Cost $6,752,666)		$8,789,612
Other Assets & Liabilities, net - (1.7)%		(143,091)
Total Net Assets - 100.0%		$8,646,521

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,581,095	$—	$—	$8,581,095
Repurchase Agreements	—	59,021	—	59,021
Securities Lending Collateral	149,496	—	—	149,496
Total Assets	$8,730,591	$59,021	$—	$8,789,612

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 65.6%
Consumer, Non-cyclical - 15.7%
Halozyme Therapeutics, Inc.*	232	$13,201
Shockwave Medical, Inc.*	62	12,748
Inspire Medical Systems, Inc.*	49	12,342
Karuna Therapeutics, Inc.*	52	10,218
Celsius Holdings, Inc.*	96	9,988
Medpace Holdings, Inc.*	44	9,346
HealthEquity, Inc.*	144	8,876
Ensign Group, Inc.	93	8,799
Intra-Cellular Therapies, Inc.*	159	8,414
LHC Group, Inc.*	52	8,408
Apellis Pharmaceuticals, Inc.*	162	8,377
Option Care Health, Inc.*	270	8,124
AMN Healthcare Services, Inc.*	75	7,712
Alkermes plc*	283	7,395
Insperity, Inc.	64	7,270
Arrowhead Pharmaceuticals, Inc.*	178	7,220
Triton International Ltd.	101	6,947
ASGN, Inc.*	85	6,926
Haemonetics Corp.*	88	6,921
Merit Medical Systems, Inc.*	98	6,921
API Group Corp.*	359	6,753
Lancaster Colony Corp.	34	6,708
Prometheus Biosciences, Inc.*	60	6,600
Cytokinetics, Inc.*	143	6,552
Madrigal Pharmaceuticals, Inc.*	22	6,385
Sprouts Farmers Market, Inc.*	186	6,021
Lantheus Holdings, Inc.*	118	6,013
Vaxcyte, Inc.*	125	5,994
Simply Good Foods Co.*	157	5,971
BellRing Brands, Inc.*	229	5,871
Amicus Therapeutics, Inc.*	478	5,836
Herc Holdings, Inc.	44	5,789
Neogen Corp.*	377	5,742
Chegg, Inc.*	216	5,458
Prestige Consumer Healthcare, Inc.*	86	5,384
Axonics, Inc.*	85	5,315
Inari Medical, Inc.*	83	5,275
Hostess Brands, Inc.*	235	5,273
Denali Therapeutics, Inc.*	189	5,256
LivaNova plc*	94	5,221
Intellia Therapeutics, Inc.*	148	5,164
ABM Industries, Inc.	116	5,153
IVERIC bio, Inc.*	230	4,924
Alight, Inc. — Class A*	589	4,924
iRhythm Technologies, Inc.*	52	4,871
Korn Ferry	94	4,758
elf Beauty, Inc.*	85	4,700
Insmed, Inc.*	235	4,695
PTC Therapeutics, Inc.*	123	4,695
Helen of Troy Ltd.*	42	4,658
StoneCo Ltd. — Class A*	480	4,531
Blueprint Medicines Corp.*	103	4,512
Select Medical Holdings Corp.	180	4,469
CONMED Corp.	50	4,432
TriNet Group, Inc.*	65	4,407
TreeHouse Foods, Inc.*	88	4,345
Beam Therapeutics, Inc.*	111	4,341
Axsome Therapeutics, Inc.*	56	4,319
Patterson Companies, Inc.	152	4,261
Brink's Co.	79	4,243
Primo Water Corp.	273	4,242
Alarm.com Holdings, Inc.*	83	4,107
Coca-Cola Consolidated, Inc.	8	4,099
STAAR Surgical Co.*	84	4,077
Progyny, Inc.*	130	4,050
United Natural Foods, Inc.*	102	3,948
CBIZ, Inc.*	84	3,935
Integer Holdings Corp.*	57	3,902
J & J Snack Foods Corp.	26	3,893
WD-40 Co.	24	3,869
Prothena Corporation plc*	64	3,856
Omnicell, Inc.*	76	3,832
NuVasive, Inc.*	91	3,753
BioCryst Pharmaceuticals, Inc.*	321	3,685
AbCellera Biologics, Inc.*,1	359	3,637
Graham Holdings Co. — Class B	6	3,625
Cal-Maine Foods, Inc.	66	3,594
Celldex Therapeutics, Inc.*	79	3,521
AtriCure, Inc.*	79	3,506
Sabre Corp.*	567	3,504
EVERTEC, Inc.	108	3,497
Glaukos Corp.*	80	3,494
Sage Therapeutics, Inc.*	91	3,471
Silk Road Medical, Inc.*	65	3,435
Edgewell Personal Care Co.	89	3,430
Akero Therapeutics, Inc.*	61	3,343
ACADIA Pharmaceuticals, Inc.*	209	3,327
TransMedics Group, Inc.*	53	3,271
Amylyx Pharmaceuticals, Inc.*	88	3,252
Pacific Biosciences of California, Inc.*	391	3,198
ICF International, Inc.	32	3,170
Vir Biotechnology, Inc.*	125	3,164
Catalyst Pharmaceuticals, Inc.*	166	3,088
REVOLUTION Medicines, Inc.*	129	3,073
Strategic Education, Inc.	39	3,054
Supernus Pharmaceuticals, Inc.*	85	3,032
Cerevel Therapeutics Holdings, Inc.*	96	3,028
Pacira BioSciences, Inc.*	78	3,012
Inter Parfums, Inc.	31	2,992
Corcept Therapeutics, Inc.*	147	2,986
John Wiley & Sons, Inc. — Class A	74	2,964
Vector Group Ltd.	249	2,953
Veracyte, Inc.*	124	2,943
Arvinas, Inc.*	86	2,942
Krystal Biotech, Inc.*	37	2,931
Ironwood Pharmaceuticals, Inc. — Class A*	236	2,924
R1 RCM, Inc.*	260	2,847
Adtalem Global Education, Inc.*	79	2,805
Evo Payments, Inc. — Class A*	82	2,775
TG Therapeutics, Inc.*	232	2,745
LiveRamp Holdings, Inc.*	115	2,696
Addus HomeCare Corp.*	27	2,686
Agios Pharmaceuticals, Inc.*	95	2,668
Xencor, Inc.*	100	2,604
Revance Therapeutics, Inc.*	140	2,584
Embecta Corp.	101	2,554
MGP Ingredients, Inc.	24	2,553

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Harmony Biosciences Holdings, Inc.*	46	$2,535
Herbalife Nutrition Ltd.*	170	2,530
Hain Celestial Group, Inc.*	156	2,524
Owens & Minor, Inc.*	128	2,500
Monro, Inc.	55	2,486
Central Garden & Pet Co. — Class A*	69	2,470
Huron Consulting Group, Inc.*	34	2,468
Meridian Bioscience, Inc.*	74	2,458
FibroGen, Inc.*	152	2,435
AdaptHealth Corp.*	126	2,422
Textainer Group Holdings Ltd.	78	2,419
Nevro Corp.*	61	2,416
Ingles Markets, Inc. — Class A	25	2,412
Surgery Partners, Inc.*	86	2,396
Syndax Pharmaceuticals, Inc.*	92	2,341
CoreCivic, Inc.*	202	2,335
Coursera, Inc.*	197	2,331
CorVel Corp.*	16	2,325
Twist Bioscience Corp.*	97	2,310
Weis Markets, Inc.	28	2,304
MannKind Corp.*	432	2,277
GEO Group, Inc.*	206	2,256
Chinook Therapeutics, Inc.*	86	2,253
Laureate Education, Inc. — Class A	232	2,232
Travere Therapeutics, Inc.*	106	2,229
Universal Corp.	42	2,218
Relay Therapeutics, Inc.*	148	2,211
Medifast, Inc.	19	2,192
Stride, Inc.*	70	2,190
Dynavax Technologies Corp.*	205	2,181
Avanos Medical, Inc.*	80	2,165
Vericel Corp.*	82	2,160
Pediatrix Medical Group, Inc.*	144	2,140
ZipRecruiter, Inc. — Class A*	127	2,085
Payoneer Global, Inc.*	376	2,057
Cytek Biosciences, Inc.*	198	2,022
NeoGenomics, Inc.*	218	2,014
Myriad Genetics, Inc.*	138	2,002
Cassava Sciences, Inc.*,1	67	1,979
Vivint Smart Home, Inc.*	166	1,975
Avidity Biosciences, Inc.*	89	1,975
ModivCare, Inc.*	22	1,974
Kforce, Inc.	36	1,974
Chefs' Warehouse, Inc.*	59	1,964
Rent-A-Center, Inc.	87	1,962
Andersons, Inc.	56	1,959
Remitly Global, Inc.*	171	1,958
DICE Therapeutics, Inc.*	62	1,934
Viridian Therapeutics, Inc.*	66	1,928
National Beverage Corp.*	41	1,908
Replimune Group, Inc.*	70	1,904
SpartanNash Co.	62	1,875
Reata Pharmaceuticals, Inc. — Class A*	49	1,861
ImmunoGen, Inc.*	373	1,850
Amphastar Pharmaceuticals, Inc.*	66	1,849
Arcus Biosciences, Inc.*	89	1,841
PROCEPT BioRobotics Corp.*	44	1,828
Rocket Pharmaceuticals, Inc.*	93	1,820
Recursion Pharmaceuticals, Inc. — Class A*	236	1,820
Utz Brands, Inc.	114	1,808
US Physical Therapy, Inc.	22	1,783
MoneyGram International, Inc.*	163	1,775
Aclaris Therapeutics, Inc.*	112	1,764
Ligand Pharmaceuticals, Inc. — Class B*	26	1,737
Cross Country Healthcare, Inc.*	63	1,674
Kymera Therapeutics, Inc.*	67	1,672
Iovance Biotherapeutics, Inc.*	261	1,668
Crinetics Pharmaceuticals, Inc.*	91	1,665
Zentalis Pharmaceuticals, Inc.*	81	1,631
Perdoceo Education Corp.*	117	1,626
RadNet, Inc.*	86	1,619
Imago Biosciences, Inc.*	45	1,618
REGENXBIO, Inc.*	70	1,588
SpringWorks Therapeutics, Inc.*	61	1,587
Enanta Pharmaceuticals, Inc.*	34	1,582
Arcellx, Inc.*	51	1,580
LeMaitre Vascular, Inc.	34	1,565
Healthcare Services Group, Inc.	130	1,560
Alphatec Holdings, Inc.*	125	1,544
Paragon 28, Inc.*	80	1,529
Verve Therapeutics, Inc.*	79	1,529
Biohaven Ltd.*	110	1,527
Geron Corp.*	623	1,508
Beauty Health Co.*	165	1,502
Keros Therapeutics, Inc.*	31	1,489
Adaptive Biotechnologies Corp.*	194	1,482
CRA International, Inc.	12	1,469
Avid Bioservices, Inc.*	106	1,460
Innoviva, Inc.*	110	1,457
Fate Therapeutics, Inc.*	144	1,453
PROG Holdings, Inc.*	86	1,453
SunOpta, Inc.*	169	1,426
Ventyx Biosciences, Inc.*	43	1,410
Ideaya Biosciences, Inc.*	77	1,399
Fresh Del Monte Produce, Inc.	53	1,388
Bridgebio Pharma, Inc.*	181	1,379
Kura Oncology, Inc.*	111	1,377
Collegium Pharmaceutical, Inc.*	59	1,369
National Healthcare Corp.	23	1,369
B&G Foods, Inc.[1]	122	1,360
Varex Imaging Corp.*	67	1,360
Quanex Building Products Corp.	57	1,350
Treace Medical Concepts, Inc.*	58	1,333
Udemy, Inc.*	126	1,329
Cutera, Inc.*	30	1,327
First Advantage Corp.*	102	1,326
Beyond Meat, Inc.*,1	107	1,317
Deciphera Pharmaceuticals, Inc.*	80	1,311
John B Sanfilippo & Son, Inc.	16	1,301
Green Dot Corp. — Class A*	82	1,297
Legalzoom.com, Inc.*	167	1,293
Deluxe Corp.	76	1,291
Cogent Biosciences, Inc.*	111	1,283
Inhibrx, Inc.*	52	1,281
Krispy Kreme, Inc.	124	1,280
Theravance Biopharma, Inc.*	112	1,257
ADMA Biologics, Inc.*	323	1,253
Repay Holdings Corp.*	153	1,232
Immunovant, Inc.*	69	1,225

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
SP Plus Corp.*	35	$1,215
Duckhorn Portfolio, Inc.*	73	1,210
TrueBlue, Inc.*	61	1,194
Paya Holdings, Inc.*	151	1,188
Morphic Holding, Inc.*	44	1,177
Agenus, Inc.*	489	1,174
4D Molecular Therapeutics, Inc.*	52	1,155
ViewRay, Inc.*	257	1,151
Tootsie Roll Industries, Inc.	27	1,149
Fulgent Genetics, Inc.*	38	1,132
American Well Corp. — Class A*	398	1,126
Barrett Business Services, Inc.	12	1,119
Atrion Corp.	2	1,119
Heska Corp.*	18	1,119
Anavex Life Sciences Corp.*	120	1,111
Cerus Corp.*	299	1,091
Point Biopharma Global, Inc.*	149	1,086
AnaptysBio, Inc.*	35	1,085
Provention Bio, Inc.*	102	1,078
Franklin Covey Co.*	23	1,076
Editas Medicine, Inc.*	120	1,064
BioLife Solutions, Inc.*	58	1,056
Cass Information Systems, Inc.	23	1,054
Arcutis Biotherapeutics, Inc.*	71	1,051
Nuvalent, Inc. — Class A*	35	1,042
Lyell Immunopharma, Inc.*	300	1,041
CTI BioPharma Corp.*	173	1,040
Emergent BioSolutions, Inc.*	88	1,039
OrthoPediatrics Corp.*	26	1,033
Day One Biopharmaceuticals, Inc.*	48	1,033
CareDx, Inc.*	89	1,015
Resources Connection, Inc.	55	1,011
USANA Health Sciences, Inc.*	19	1,011
Aurinia Pharmaceuticals, Inc.*	233	1,007
Coherus Biosciences, Inc.*	127	1,006
Kelly Services, Inc. — Class A	59	997
DocGo, Inc.*	141	997
Castle Biosciences, Inc.*	42	989
Alector, Inc.*	107	988
Heidrick & Struggles International, Inc.	35	979
Hackett Group, Inc.	48	978
Ennis, Inc.	44	975
23andMe Holding Co. — Class A*	446	963
I3 Verticals, Inc. — Class A*	39	949
Cardiovascular Systems, Inc.*	69	940
Community Health Systems, Inc.*	217	937
Riot Blockchain, Inc.*,1	276	936
ANI Pharmaceuticals, Inc.*	23	925
Transcat, Inc.*	13	921
Bluebird Bio, Inc.*	133	920
Mersana Therapeutics, Inc.*	156	914
National Research Corp. — Class A	24	895
AngioDynamics, Inc.*	65	895
ACCO Brands Corp.	160	894
RAPT Therapeutics, Inc.*	45	891
Calavo Growers, Inc.	30	882
Brookdale Senior Living, Inc. — Class A*	323	882
Nurix Therapeutics, Inc.*	80	878
Viad Corp.*	36	878
OPKO Health, Inc.*	701	876
Allogene Therapeutics, Inc.*	139	874
Protagonist Therapeutics, Inc.*	80	873
Accolade, Inc.*	112	872
V2X, Inc.*	21	867
Cimpress plc*	31	856
EQRx, Inc.*	347	854
MaxCyte, Inc.*	152	830
Cara Therapeutics, Inc.*	77	827
Surmodics, Inc.*	24	819
Senseonics Holdings, Inc.*	795	819
Quanterix Corp.*	59	817
2U, Inc.*	130	815
Mission Produce, Inc.*	70	813
Artivion, Inc.*	67	812
Kiniksa Pharmaceuticals Ltd. — Class A*	54	809
SI-BONE, Inc.*	59	802
iTeos Therapeutics, Inc.*	41	801
Inogen, Inc.*	40	788
Agiliti, Inc.*	48	783
Vital Farms, Inc.*	52	776
Target Hospitality Corp.*	51	772
Anika Therapeutics, Inc.*	26	770
Invitae Corp.*	408	759
Benson Hill, Inc.*	296	755
Multiplan Corp.*	656	754
Bionano Genomics, Inc.*	507	740
Bioxcel Therapeutics, Inc.*	34	730
ImmunityBio, Inc.*,1	142	720
Esperion Therapeutics, Inc.*	115	716
Forrester Research, Inc.*	20	715
Nektar Therapeutics*	315	712
Sorrento Therapeutics, Inc.*	802	711
Vanda Pharmaceuticals, Inc.*	96	709
MacroGenics, Inc.*	105	705
Axogen, Inc.*	70	699
Orthofix Medical, Inc.*	34	698
Arcturus Therapeutics Holdings, Inc.*	41	695
Sangamo Therapeutics, Inc.*	221	694
Seres Therapeutics, Inc.*	123	689
Sutro Biopharma, Inc.*	85	687
Paysafe Ltd.*	49	678
Tejon Ranch Co.*	36	678
Vita Coco Company, Inc.*	49	677
Inovio Pharmaceuticals, Inc.*	427	666
Carriage Services, Inc. — Class A	24	661
Custom Truck One Source, Inc.*	104	657
Marathon Digital Holdings, Inc.*	192	657
SomaLogic, Inc.*	260	653
Sterling Check Corp.*	42	650
Albireo Pharma, Inc.*	30	648
NanoString Technologies, Inc.*	81	646
Aaron's Company, Inc.	54	645
Kezar Life Sciences, Inc.*	91	641
Dyne Therapeutics, Inc.*	55	637
Central Garden & Pet Co.*	17	637
Atea Pharmaceuticals, Inc.*	132	635
Turning Point Brands, Inc.	29	627
Clover Health Investments Corp.*	668	621

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
2seventy bio, Inc.*	66	$618
LifeStance Health Group, Inc.*	125	618
Sana Biotechnology, Inc.*	155	612
Caribou Biosciences, Inc.*	97	609
Design Therapeutics, Inc.*	59	605
Mirum Pharmaceuticals, Inc.*	31	604
SIGA Technologies, Inc.	82	604
Utah Medical Products, Inc.	6	603
OraSure Technologies, Inc.*	125	602
Tango Therapeutics, Inc.*	82	595
Veru, Inc.*	112	591
Zynex, Inc.	42	584
Nano-X Imaging Ltd.*,1	79	583
Butterfly Network, Inc.*	230	566
PMV Pharmaceuticals, Inc.*	64	557
Cullinan Oncology, Inc.*	52	549
Seneca Foods Corp. — Class A*	9	549
MiMedx Group, Inc.*	196	545
ShotSpotter, Inc.*	16	541
BrightView Holdings, Inc.*	78	537
Liquidia Corp.*	83	529
Seer, Inc.*	91	528
Pennant Group, Inc.*	48	527
Arlo Technologies, Inc.*	150	527
Eagle Pharmaceuticals, Inc.*	18	526
Atara Biotherapeutics, Inc.*	160	525
European Wax Center, Inc. — Class A	42	523
Intercept Pharmaceuticals, Inc.*	42	520
SeaSpine Holdings Corp.*	62	518
Oscar Health, Inc. — Class A*	204	502
Alta Equipment Group, Inc.	38	501
Pulmonx Corp.*	59	497
Ocugen, Inc.*,1	373	485
Phibro Animal Health Corp. — Class A	36	483
Erasca, Inc.*	112	483
Tarsus Pharmaceuticals, Inc.*	32	469
Aerovate Therapeutics, Inc.*	16	469
Evolus, Inc.*	62	466
Vera Therapeutics, Inc.*	24	464
OmniAb, Inc.*	128	461
RxSight, Inc.*	36	456
Edgewise Therapeutics, Inc.*	51	456
Phathom Pharmaceuticals, Inc.*	40	449
Karyopharm Therapeutics, Inc.*	132	449
Rigel Pharmaceuticals, Inc.*	299	448
Heron Therapeutics, Inc.*	179	447
Adicet Bio, Inc.*	50	447
PetIQ, Inc.*	48	443
Arbutus Biopharma Corp.*	187	436
C4 Therapeutics, Inc.*	73	431
CinCor Pharma, Inc.*	35	430
Fulcrum Therapeutics, Inc.*	59	429
ALX Oncology Holdings, Inc.*	37	417
Kodiak Sciences, Inc.*	58	415
American Public Education, Inc.*	33	406
Janux Therapeutics, Inc.*	30	395
Tactile Systems Technology, Inc.*	34	390
Cue Health, Inc.*	188	389
Nuvation Bio, Inc.*	202	388
Cano Health, Inc.*	281	385
Universal Technical Institute, Inc.*	57	383
Monte Rosa Therapeutics, Inc.*	50	380
CareMax, Inc.*	104	380
Ocular Therapeutix, Inc.*	134	376
HilleVax, Inc.*	22	368
iRadimed Corp.	13	368
WW International, Inc.*	94	363
Stoke Therapeutics, Inc.*	39	360
Willdan Group, Inc.*	20	357
Amneal Pharmaceuticals, Inc.*	179	356
Joint Corp.*	25	349
Village Super Market, Inc. — Class A	15	349
NGM Biopharmaceuticals, Inc.*	69	346
MeiraGTx Holdings plc*	53	346
Nkarta, Inc.*	57	341
Honest Company, Inc.*	112	337
Zimvie, Inc.*	36	336
Aura Biosciences, Inc.*	32	336
Prime Medicine, Inc.*	18	334
Distribution Solutions Group, Inc.*	9	332
Organogenesis Holdings, Inc.*	123	331
Generation Bio Co.*	83	326
Aadi Bioscience, Inc.*	25	321
Kinnate Biopharma, Inc.*	52	317
Y-mAbs Therapeutics, Inc.*	65	317
Icosavax, Inc.*	39	310
Affimed N.V.*	248	308
IGM Biosciences, Inc.*	18	306
Xeris Biopharma Holdings, Inc.*	230	306
Lifecore Biomedical, Inc.*	46	298
Information Services Group, Inc.	64	294
Quantum-Si, Inc.*	159	291
KalVista Pharmaceuticals, Inc.*	43	291
Whole Earth Brands, Inc.*	71	289
Akoya Biosciences, Inc.*	29	277
Allovir, Inc.*	54	277
Lexicon Pharmaceuticals, Inc.*	144	275
BRC, Inc. — Class A*	45	275
Chimerix, Inc.*	146	271
Precigen, Inc.*	174	264
Berkeley Lights, Inc.*	98	263
Alico, Inc.	11	263
22nd Century Group, Inc.*,1	280	258
HF Foods Group, Inc.*	63	256
Rent the Runway, Inc. — Class A*	81	247
Innovage Holding Corp.*,1	34	244
Gossamer Bio, Inc.*	110	239
Quad/Graphics, Inc.*	56	229
PepGen, Inc.*	17	227
Foghorn Therapeutics, Inc.*	35	223
Outlook Therapeutics, Inc.*	206	222
Bright Health Group, Inc.*	335	218
Humacyte, Inc.*	102	215
Spire Global, Inc.*	217	208
Vaxart, Inc.*	215	207
Nature's Sunshine Products, Inc.*	24	200
Alpine Immune Sciences, Inc.*	27	198

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Singular Genomics Systems, Inc.*	97	$195
Vicarious Surgical, Inc.*,1	95	192
Absci Corp.*	91	191
Vintage Wine Estates, Inc.*	58	189
Athira Pharma, Inc.*	59	187
Rallybio Corp.*	28	184
GreenLight Biosciences Holdings PBC*,1	155	183
Tyra Biosciences, Inc.*	24	182
Century Therapeutics, Inc.*	35	180
PFSweb, Inc.	29	178
Relmada Therapeutics, Inc.*	48	167
Priority Technology Holdings, Inc.*	31	163
EyePoint Pharmaceuticals, Inc.*	46	161
Praxis Precision Medicines, Inc.*	67	159
Moneylion, Inc.*	254	158
Local Bounti Corp.*	112	156
Natural Grocers by Vitamin Cottage, Inc.	17	155
Inotiv, Inc.*	30	148
Nautilus Biotechnology, Inc.*	82	148
Theseus Pharmaceuticals, Inc.*	29	144
Bioventus, Inc. — Class A*	55	144
Invivyd, Inc.*	89	133
VBI Vaccines, Inc.*	334	131
Bakkt Holdings, Inc.*,1	102	121
Kronos Bio, Inc.*	71	115
Tattooed Chef, Inc.*	85	105
Pardes Biosciences, Inc.*	59	100
Tenaya Therapeutics, Inc.*	49	98
Beachbody Company, Inc.*	182	96
Thorne HealthTech, Inc.*	24	87
Eiger BioPharmaceuticals, Inc.*	72	85
AirSculpt Technologies, Inc.	22	81
Jounce Therapeutics, Inc.*	73	81
P3 Health Partners, Inc.*	42	77
AN2 Therapeutics, Inc.*,1	8	76
Instil Bio, Inc.*	121	76
AppHarvest, Inc.*	128	73
Sema4 Holdings Corp.*	275	73
CompoSecure, Inc.*	14	69
Oncology Institute, Inc.*	40	66
Alpha Teknova, Inc.*	11	62
Aveanna Healthcare Holdings, Inc.*	77	60
Bird Global, Inc. — Class A*	298	54
MarketWise, Inc.*	29	49
Babylon Holdings Ltd. — Class A*	7	47
Science 37 Holdings, Inc.*	109	45
Celularity, Inc.*	33	43
Talaris Therapeutics, Inc.*	40	41
ATI Physical Therapy, Inc.*	130	40
Cipher Mining, Inc.*	68	38
Enochian Biosciences, Inc.*	34	35
VistaGen Therapeutics, Inc.*	337	35
Wejo Group Ltd.*	40	19
Owlet, Inc.*	28	16
Tenon Medical, Inc.*	6	9
Tricida, Inc.*	58	9
Greenidge Generation Holdings, Inc.*,1	23	7
Gelesis Holdings, Inc.*	21	6
Leafly Holdings, Inc.*	9	6
Boxed, Inc.*	25	5
Ligand Pharmaceuticals Inc *,††	12	–
Ligand Pharmaceuticals Inc *,††	12	–
Total Consumer, Non-cyclical		946,824
Financial - 15.4%
Agree Realty Corp. REIT	152	10,781
STAG Industrial, Inc. REIT	313	10,113
Kinsale Capital Group, Inc.	38	9,938
SouthState Corp.	130	9,927
Glacier Bancorp, Inc.	193	9,538
Old National Bancorp	510	9,170
United Bankshares, Inc.	226	9,151
Selective Insurance Group, Inc.	103	9,127
RLI Corp.	67	8,795
Valley National Bancorp	748	8,460
Kite Realty Group Trust REIT	378	7,957
First Financial Bankshares, Inc.	226	7,774
Cadence Bank	314	7,743
Ryman Hospitality Properties, Inc. REIT	93	7,606
Home BancShares, Inc.	330	7,521
Houlihan Lokey, Inc.	86	7,496
Terreno Realty Corp. REIT	128	7,279
Hancock Whitney Corp.	149	7,210
Essent Group Ltd.	182	7,076
Independent Bank Corp.	79	6,670
Independence Realty Trust, Inc. REIT	384	6,474
Phillips Edison & Company, Inc. REIT	203	6,464
UMB Financial Corp.	76	6,348
Blackstone Mortgage Trust, Inc. — Class A REIT	295	6,245
United Community Banks, Inc.	184	6,219
First Interstate BancSystem, Inc. — Class A	158	6,107
PotlatchDeltic Corp. REIT	138	6,071
ServisFirst Bancshares, Inc.	88	6,064
Associated Banc-Corp.	259	5,980
CVB Financial Corp.	230	5,922
Apple Hospitality REIT, Inc.	374	5,902
Community Bank System, Inc.	92	5,791
Essential Properties Realty Trust, Inc. REIT	243	5,703
American Equity Investment Life Holding Co.	125	5,703
Physicians Realty Trust REIT	390	5,643
Ameris Bancorp	114	5,374
Federated Hermes, Inc. — Class B	148	5,374
Radian Group, Inc.	274	5,225
Texas Capital Bancshares, Inc.*	86	5,187
Pacific Premier Bancorp, Inc.	164	5,176
Corporate Office Properties Trust REIT	197	5,110
Cathay General Bancorp	125	5,099
Sabra Health Care REIT, Inc.	402	4,997
Innovative Industrial Properties, Inc. REIT	49	4,966
Mr Cooper Group, Inc.*	122	4,896
Broadstone Net Lease, Inc. REIT	301	4,879
WSFS Financial Corp.	107	4,851
LXP Industrial Trust REIT	478	4,790
Fulton Financial Corp.	280	4,712

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Eastern Bankshares, Inc.	270	$4,657
SITE Centers Corp. REIT	339	4,631
Equity Commonwealth REIT	184	4,594
Jackson Financial, Inc. — Class A	132	4,592
BankUnited, Inc.	135	4,586
Simmons First National Corp. — Class A	212	4,575
Atlantic Union Bankshares Corp.	130	4,568
Genworth Financial, Inc. — Class A*	861	4,555
CNO Financial Group, Inc.	196	4,479
Enstar Group Ltd.*	19	4,390
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	148	4,289
International Bancshares Corp.	93	4,256
Walker & Dunlop, Inc.	54	4,238
Moelis & Co. — Class A	110	4,221
Outfront Media, Inc. REIT	254	4,211
Macerich Co. REIT	373	4,200
Columbia Banking System, Inc.	138	4,158
McGrath RentCorp	42	4,147
First BanCorp	321	4,083
First Merchants Corp.	99	4,070
First Financial Bancorp	162	3,925
Piper Sandler Cos.	30	3,906
Hamilton Lane, Inc. — Class A	61	3,897
National Health Investors, Inc. REIT	74	3,864
Axos Financial, Inc.*	100	3,822
Four Corners Property Trust, Inc. REIT	145	3,760
Arbor Realty Trust, Inc. REIT	285	3,759
Washington Federal, Inc.	112	3,758
WesBanco, Inc.	101	3,735
Banner Corp.	59	3,729
Focus Financial Partners, Inc. — Class A*	100	3,727
Independent Bank Group, Inc.	62	3,725
Trustmark Corp.	106	3,700
TowneBank	117	3,608
Renasant Corp.	95	3,571
Sunstone Hotel Investors, Inc. REIT	367	3,545
Park National Corp.	25	3,519
Cushman & Wakefield plc*	276	3,439
Heartland Financial USA, Inc.	72	3,357
Seacoast Banking Corporation of Florida	107	3,337
Bread Financial Holdings, Inc.	87	3,276
Trupanion, Inc.*	68	3,232
Kennedy-Wilson Holdings, Inc.	205	3,225
Stock Yards Bancorp, Inc.	49	3,184
NBT Bancorp, Inc.	73	3,170
Retail Opportunity Investments Corp. REIT	209	3,141
Tanger Factory Outlet Centers, Inc. REIT	175	3,140
Lakeland Financial Corp.	43	3,138
Artisan Partners Asset Management, Inc. — Class A	105	3,118
CareTrust REIT, Inc.	167	3,103
NMI Holdings, Inc. — Class A*	146	3,051
Navient Corp.	185	3,043
Enterprise Financial Services Corp.	62	3,036
Pebblebrook Hotel Trust REIT	226	3,026
PJT Partners, Inc. — Class A	41	3,021
BancFirst Corp.	34	2,998
DiamondRock Hospitality Co. REIT	363	2,973
Northwest Bancshares, Inc.	212	2,964
RLJ Lodging Trust REIT	277	2,933
StoneX Group, Inc.*	30	2,859
Cohen & Steers, Inc.	44	2,841
Urban Edge Properties REIT	199	2,804
InvenTrust Properties Corp. REIT	118	2,793
TriCo Bancshares	54	2,753
PennyMac Financial Services, Inc.	48	2,720
Westamerica BanCorp	46	2,714
Elme Communities REIT	152	2,706
Bancorp, Inc.*	95	2,696
Provident Financial Services, Inc.	126	2,691
Sandy Spring Bancorp, Inc.	76	2,677
First Bancorp	62	2,656
Horace Mann Educators Corp.	71	2,653
Apollo Commercial Real Estate Finance, Inc. REIT	245	2,636
Bank of NT Butterfield & Son Ltd.	88	2,623
Xenia Hotels & Resorts, Inc. REIT	198	2,610
BRP Group, Inc. — Class A*	103	2,589
Hope Bancorp, Inc.	202	2,588
Hilltop Holdings, Inc.	86	2,581
Veritex Holdings, Inc.	91	2,555
Cannae Holdings, Inc.*	123	2,540
Getty Realty Corp. REIT	74	2,505
LTC Properties, Inc. REIT	69	2,452
Eagle Bancorp, Inc.	55	2,424
City Holding Co.	26	2,420
Veris Residential, Inc. REIT*	150	2,390
Flywire Corp.*	97	2,374
Alexander & Baldwin, Inc. REIT	126	2,360
Claros Mortgage Trust, Inc.	160	2,354
Two Harbors Investment Corp. REIT	149	2,350
Acadia Realty Trust REIT	162	2,325
S&T Bancorp, Inc.	68	2,324
St. Joe Co.	60	2,319
StepStone Group, Inc. — Class A	92	2,317
Stellar Bancorp, Inc.	78	2,298
Virtus Investment Partners, Inc.	12	2,297
OFG Bancorp	83	2,287
Uniti Group, Inc. REIT	411	2,273
Berkshire Hills Bancorp, Inc.	76	2,272
Nelnet, Inc. — Class A	25	2,269
PRA Group, Inc.*	67	2,263
First Commonwealth Financial Corp.	162	2,263
Global Net Lease, Inc. REIT	180	2,263
Easterly Government Properties, Inc. REIT	158	2,255
American Assets Trust, Inc. REIT	85	2,253
FB Financial Corp.	62	2,241

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Pathward Financial, Inc.	52	$2,239
Chimera Investment Corp. REIT	402	2,211
First Busey Corp.	89	2,200
National Bank Holdings Corp. — Class A	52	2,188
OceanFirst Financial Corp.	101	2,146
Safety Insurance Group, Inc.	25	2,107
Blucora, Inc.*	82	2,093
BGC Partners, Inc. — Class A	554	2,089
Service Properties Trust REIT	284	2,070
Enova International, Inc.*	53	2,034
Employers Holdings, Inc.	47	2,027
Stewart Information Services Corp.	47	2,008
Triumph Financial, Inc.*	41	2,004
Ladder Capital Corp. — Class A REIT	198	1,988
Paramount Group, Inc. REIT	332	1,972
Encore Capital Group, Inc.*	41	1,966
Piedmont Office Realty Trust, Inc. — Class A REIT	214	1,962
Capitol Federal Financial, Inc.	226	1,955
Compass Diversified Holdings	107	1,951
Brookline Bancorp, Inc.	137	1,939
PennyMac Mortgage Investment Trust REIT	155	1,920
Lakeland Bancorp, Inc.	109	1,919
Southside Bancshares, Inc.	53	1,907
Palomar Holdings, Inc.*	42	1,897
Franklin BSP Realty Trust, Inc. REIT	146	1,883
Newmark Group, Inc. — Class A	235	1,873
Tompkins Financial Corp.	24	1,862
Apartment Investment and Management Co. — Class A REIT	260	1,851
Heritage Financial Corp.	60	1,838
Brandywine Realty Trust REIT	296	1,820
Dime Community Bancshares, Inc.	57	1,814
Farmer Mac — Class C	16	1,803
Preferred Bank/Los Angeles CA	24	1,791
German American Bancorp, Inc.	48	1,790
AMERISAFE, Inc.	34	1,767
NETSTREIT Corp. REIT	96	1,760
MFA Financial, Inc. REIT	178	1,753
Live Oak Bancshares, Inc.	58	1,752
Cowen, Inc. — Class A	45	1,738
NexPoint Residential Trust, Inc. REIT	39	1,697
Nicolet Bankshares, Inc.*	21	1,676
Premier Financial Corp.	62	1,672
ProAssurance Corp.	95	1,660
New York Mortgage Trust, Inc. REIT	643	1,646
Centerspace REIT	27	1,584
ConnectOne Bancorp, Inc.	65	1,574
Mercury General Corp.	46	1,573
Radius Global Infrastructure, Inc. — Class A*	133	1,572
LendingClub Corp.*	177	1,558
Empire State Realty Trust, Inc. — Class A REIT	231	1,557
Marcus & Millichap, Inc.	44	1,516
Customers Bancorp, Inc.*	53	1,502
1st Source Corp.	28	1,487
Community Healthcare Trust, Inc. REIT	41	1,468
RPT Realty REIT	146	1,466
Banc of California, Inc.	91	1,450
Origin Bancorp, Inc.	39	1,431
Ready Capital Corp. REIT	128	1,426
Argo Group International Holdings Ltd.	55	1,422
Washington Trust Bancorp, Inc.	30	1,415
QCR Holdings, Inc.	28	1,390
UMH Properties, Inc. REIT	86	1,385
Peoples Bancorp, Inc.	49	1,384
KKR Real Estate Finance Trust, Inc. REIT	99	1,382
Necessity Retail REIT, Inc.	233	1,382
Amerant Bancorp, Inc.	51	1,369
Armada Hoffler Properties, Inc. REIT	117	1,346
Safehold, Inc. REIT	47	1,345
Ambac Financial Group, Inc.*	77	1,343
Heritage Commerce Corp.	103	1,339
James River Group Holdings Ltd.	64	1,338
Redwood Trust, Inc. REIT	197	1,332
eXp World Holdings, Inc.	120	1,329
International Money Express, Inc.*	54	1,316
Summit Hotel Properties, Inc. REIT	182	1,314
Univest Financial Corp.	50	1,307
ARMOUR Residential REIT, Inc.	229	1,289
Hanmi Financial Corp.	52	1,287
Community Trust Bancorp, Inc.	28	1,286
WisdomTree, Inc.	235	1,281
Columbia Financial, Inc.*	59	1,276
First Foundation, Inc.	89	1,275
Plymouth Industrial REIT, Inc.	66	1,266
Northfield Bancorp, Inc.	80	1,258
Gladstone Commercial Corp. REIT	68	1,258
Enact Holdings, Inc.	52	1,254
TrustCo Bank Corporation NY	33	1,240
Anywhere Real Estate, Inc.*	194	1,240
B Riley Financial, Inc.	36	1,231
Ellington Financial, Inc. REIT	98	1,212
Old Second Bancorp, Inc.	74	1,187
Brightsphere Investment Group, Inc.	56	1,152
Goosehead Insurance, Inc. — Class A*	33	1,133
National Western Life Group, Inc. — Class A	4	1,124
Office Properties Income Trust REIT	84	1,121
Peapack-Gladstone Financial Corp.	30	1,117
Bank First Corp.	12	1,114
Lemonade, Inc.*	81	1,108
Compass, Inc. — Class A*	472	1,100
First Bancshares, Inc.	34	1,088
MBIA, Inc.*	83	1,067

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
CBL & Associates Properties, Inc. REIT	46	$1,062
First Mid Bancshares, Inc.	33	1,059
HarborOne Bancorp, Inc.	76	1,056
Metropolitan Bank Holding Corp.*	18	1,056
Horizon Bancorp, Inc.	70	1,056
Universal Health Realty Income Trust REIT	22	1,050
Farmland Partners, Inc. REIT	84	1,047
Kearny Financial Corp.	103	1,045
Camden National Corp.	25	1,042
Chatham Lodging Trust REIT	84	1,031
Gladstone Land Corp. REIT	56	1,028
Flushing Financial Corp.	53	1,027
BrightSpire Capital, Inc. REIT	163	1,016
United Fire Group, Inc.	37	1,012
Byline Bancorp, Inc.	44	1,011
Global Medical REIT, Inc.	106	1,005
Cambridge Bancorp	12	997
Midland States Bancorp, Inc.	37	985
CrossFirst Bankshares, Inc.*	79	980
Dynex Capital, Inc. REIT	76	967
Urstadt Biddle Properties, Inc. — Class A REIT	51	966
Central Pacific Financial Corp.	47	953
Great Southern Bancorp, Inc.	16	952
SiriusPoint Ltd.*	160	944
Silvergate Capital Corp. — Class A*,1	54	940
Diamond Hill Investment Group, Inc.	5	925
Bank of Marin Bancorp	28	921
Ares Commercial Real Estate Corp. REIT	89	916
First Community Bankshares, Inc.	27	915
Equity Bancshares, Inc. — Class A	28	915
Mercantile Bank Corp.	27	904
iStar, Inc. REIT	118	900
Alexander's, Inc. REIT	4	880
First Financial Corp.	19	876
AssetMark Financial Holdings, Inc.*	38	874
Coastal Financial Corp.*	18	855
HomeStreet, Inc.	31	855
Saul Centers, Inc. REIT	21	854
Brookfield Business Corp. — Class A	45	846
Orion Office REIT, Inc.	99	845
Independent Bank Corp.	35	837
Bar Harbor Bankshares	26	833
CNB Financial Corp.	35	833
Hingham Institution For Savings The	3	828
Business First Bancshares, Inc.	37	819
TPG RE Finance Trust, Inc. REIT	120	815
Arrow Financial Corp.	24	814
Broadmark Realty Capital, Inc. REIT	225	801
Whitestone REIT — Class B	81	781
Redfin Corp.*	184	780
Capital City Bank Group, Inc.	24	780
Mid Penn Bancorp, Inc.	26	779
Victory Capital Holdings, Inc. — Class A	29	778
West BanCorp, Inc.	30	767
RMR Group, Inc. — Class A	27	763
Farmers National Banc Corp.	54	762
MidWestOne Financial Group, Inc.	24	762
SmartFinancial, Inc.	27	743
Invesco Mortgage Capital, Inc. REIT	58	738
First of Long Island Corp.	41	738
EZCORP, Inc. — Class A*	87	709
Carter Bankshares, Inc.*	42	697
Perella Weinberg Partners	71	696
Metrocity Bankshares, Inc.	32	692
Bridgewater Bancshares, Inc.*	38	674
Peoples Financial Services Corp.	13	674
American National Bankshares, Inc.	18	665
Financial Institutions, Inc.	27	658
Merchants Bancorp	27	657
Orchid Island Capital, Inc. REIT	62	651
FRP Holdings, Inc.*	12	646
One Liberty Properties, Inc. REIT	29	644
Southern Missouri Bancorp, Inc.	14	642
ACNB Corp.	16	637
Capstar Financial Holdings, Inc.	36	636
Five Star Bancorp	23	627
Republic Bancorp, Inc. — Class A	15	614
Alerus Financial Corp.	26	607
HomeTrust Bancshares, Inc.	25	604
Amalgamated Financial Corp.	26	599
Tiptree, Inc. — Class A	43	595
Southern First Bancshares, Inc.*	13	595
Citizens & Northern Corp.	26	594
Oppenheimer Holdings, Inc. — Class A	14	593
Blue Foundry Bancorp*	46	591
RBB Bancorp	28	584
RE/MAX Holdings, Inc. — Class A	31	578
John Marshall Bancorp, Inc.	20	576
Civista Bancshares, Inc.	26	572
Indus Realty Trust, Inc. REIT	9	571
Farmers & Merchants Bancorp Incorporated/Archbold OH	21	571
City Office REIT, Inc.	68	570
Waterstone Financial, Inc.	33	569
CTO Realty Growth, Inc. REIT	31	567
Enterprise Bancorp, Inc.	16	565
Shore Bancshares, Inc.	31	540
GCM Grosvenor, Inc. — Class A	71	540
Douglas Elliman, Inc.	131	533
World Acceptance Corp.*	8	527
South Plains Financial, Inc.	19	523
Summit Financial Group, Inc.	21	523
Home Bancorp, Inc.	13	520
Guaranty Bancshares, Inc.	15	520
Esquire Financial Holdings, Inc.	12	519
HCI Group, Inc.	13	515

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
First Business Financial Services, Inc.	14	$512
Sierra Bancorp	24	510
First Bancorp, Inc.	17	509
Northeast Bank	12	505
Macatawa Bank Corp.	45	496
Braemar Hotels & Resorts, Inc. REIT	119	489
Granite Point Mortgage Trust, Inc. REIT	90	482
Universal Insurance Holdings, Inc.	45	477
BayCom Corp.	25	474
Hersha Hospitality Trust — Class A REIT	55	469
Franklin Street Properties Corp. REIT	171	467
Primis Financial Corp.	39	462
Postal Realty Trust, Inc. — Class A REIT	31	450
BCB Bancorp, Inc.	25	450
Sculptor Capital Management, Inc.	51	442
AFC Gamma, Inc. REIT	28	440
First Internet Bancorp	18	437
NerdWallet, Inc. — Class A*	45	432
PCSB Financial Corp.	22	419
Orrstown Financial Services, Inc.	18	417
BRT Apartments Corp. REIT	21	412
Red River Bancshares, Inc.	8	408
Third Coast Bancshares, Inc.*	22	405
FVCBankcorp, Inc.*	21	400
MVB Financial Corp.	18	396
First Western Financial, Inc.*	14	394
LendingTree, Inc.*	18	384
Donegal Group, Inc. — Class A	27	383
Capital Bancorp, Inc.	16	377
Greenlight Capital Re Ltd. — Class A*	46	375
Parke Bancorp, Inc.	18	373
First Bank/Hamilton NJ	27	372
Hippo Holdings, Inc.*	27	367
Industrial Logistics Properties Trust REIT	112	366
Regional Management Corp.	13	365
Blue Ridge Bankshares, Inc.	29	362
Colony Bankcorp, Inc.	28	355
PCB Bancorp	20	354
HBT Financial, Inc.	18	352
Greene County Bancorp, Inc.	6	345
Silvercrest Asset Management Group, Inc. — Class A	18	338
Unity Bancorp, Inc.	12	328
Luther Burbank Corp.	27	300
Investors Title Co.	2	295
Bankwell Financial Group, Inc.	10	294
Legacy Housing Corp.*	15	284
Oportun Financial Corp.*	49	270
Diversified Healthcare Trust REIT	413	267
Ashford Hospitality Trust, Inc. REIT*	59	264
First Guaranty Bancshares, Inc.	11	258
Trean Insurance Group, Inc.*	40	240
USCB Financial Holdings, Inc.*	19	232
Pioneer Bancorp, Inc.*	20	228
Chicago Atlantic Real Estate Finance, Inc.	15	226
Nexpoint Real Estate Finance, Inc. REIT	14	222
Applied Digital Corp.*	117	215
Stratus Properties, Inc.	11	212
eHealth, Inc.*	43	208
NI Holdings, Inc.*	15	199
Atlanticus Holdings Corp.*	7	183
Republic First Bancorp, Inc.*	85	183
Sterling Bancorp, Inc.*	30	183
Provident Bancorp, Inc.	25	182
Selectquote, Inc.*	232	156
Velocity Financial, Inc.*	16	154
Crawford & Co. — Class A	27	150
Consumer Portfolio Services, Inc.*	16	142
Curo Group Holdings Corp.*	38	135
Clipper Realty, Inc. REIT	21	134
Bluerock Homes Trust, Inc.*	6	128
Associated Capital Group, Inc. — Class A	3	126
SWK Holdings Corp.*	7	123
Doma Holdings, Inc.*	238	108
Angel Oak Mortgage, Inc. REIT	22	104
Transcontinental Realty Investors, Inc.*	2	88
Finance of America Companies, Inc. — Class A*	67	85
American Realty Investors, Inc.*	3	77
Root, Inc. — Class A*	13	58
Offerpad Solutions, Inc.*,1	119	55
Sunlight Financial Holdings, Inc.*	42	54
OppFi, Inc.*	24	49
Home Point Capital, Inc.*	14	19
Cryptyde, Inc.*	34	6
Total Financial		930,541
Industrial - 9.2%
EMCOR Group, Inc.	82	12,145
RBC Bearings, Inc.*	49	10,258
Saia, Inc.*	46	9,645
Exponent, Inc.	88	8,720
Fluor Corp.*	247	8,561
Chart Industries, Inc.*	74	8,527
Fabrinet*	65	8,334
Applied Industrial Technologies, Inc.	66	8,318
Novanta, Inc.*	61	8,288
UFP Industries, Inc.	103	8,163
Evoqua Water Technologies Corp.*	205	8,118
Atkore, Inc.*	71	8,053
Aerojet Rocketdyne Holdings, Inc.*	137	7,663
Comfort Systems USA, Inc.	61	7,020
Watts Water Technologies, Inc. — Class A	48	7,019
Casella Waste Systems, Inc. — Class A*	87	6,900
Altra Industrial Motion Corp.	113	6,752

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Simpson Manufacturing Company, Inc.	75	$6,650
GATX Corp.	61	6,487
Franklin Electric Company, Inc.	80	6,380
Bloom Energy Corp. — Class A*	313	5,985
Summit Materials, Inc. — Class A*	208	5,919
AAON, Inc.	76	5,724
Mueller Industries, Inc.	97	5,723
Sanmina Corp.*	99	5,672
Advanced Energy Industries, Inc.	65	5,576
Badger Meter, Inc.	51	5,560
Belden, Inc.	75	5,392
Albany International Corp. — Class A	54	5,324
EnerSys	71	5,243
Cactus, Inc. — Class A	102	5,127
Hillenbrand, Inc.	120	5,120
John Bean Technologies Corp.	55	5,023
SPX Technologies, Inc.*	76	4,989
Plexus Corp.*	48	4,941
Vishay Intertechnology, Inc.	229	4,940
Forward Air Corp.	47	4,930
Terex Corp.	115	4,913
Atlas Air Worldwide Holdings, Inc.*	48	4,838
Federal Signal Corp.	103	4,786
Boise Cascade Co.	69	4,738
Dycom Industries, Inc.*	50	4,680
Zurn Elkay Water Solutions Corp.	216	4,568
Arcosa, Inc.	84	4,565
O-I Glass, Inc.*	270	4,474
Hub Group, Inc. — Class A*	56	4,451
Werner Enterprises, Inc.	110	4,429
Scorpio Tankers, Inc.	82	4,409
Moog, Inc. — Class A	49	4,300
Encore Wire Corp.	31	4,264
Trinity Industries, Inc.	142	4,199
Matson, Inc.	65	4,063
EnPro Industries, Inc.	37	4,022
Golar LNG Ltd.*	175	3,988
Itron, Inc.*	78	3,951
ESCO Technologies, Inc.	45	3,939
Energizer Holdings, Inc.	116	3,892
Brady Corp. — Class A	79	3,721
AeroVironment, Inc.*	43	3,683
Kadant, Inc.	20	3,553
Barnes Group, Inc.	85	3,472
Kennametal, Inc.	141	3,392
International Seaways, Inc.	86	3,184
NV5 Global, Inc.*	24	3,176
Helios Technologies, Inc.	57	3,103
Lindsay Corp.	19	3,094
Masonite International Corp.*	38	3,063
Materion Corp.	35	3,063
Frontdoor, Inc.*	144	2,995
ArcBest Corp.	42	2,942
Mueller Water Products, Inc. — Class A	271	2,916
CSW Industrials, Inc.	25	2,898
Greif, Inc. — Class A	43	2,883
Griffon Corp.	80	2,863
Worthington Industries, Inc.	55	2,734
AAR Corp.*	60	2,694
Granite Construction, Inc.	76	2,665
TTM Technologies, Inc.*	176	2,654
Air Transport Services Group, Inc.*	102	2,650
Frontline plc*	216	2,622
MYR Group, Inc.*	28	2,578
Enerpac Tool Group Corp.	101	2,570
Knowles Corp.*	156	2,561
Gibraltar Industries, Inc.*	55	2,524
Alamo Group, Inc.	17	2,407
Enovix Corp.*	189	2,351
OSI Systems, Inc.*	28	2,227
Kratos Defense & Security Solutions, Inc.*	215	2,219
CTS Corp.	55	2,168
Standex International Corp.	21	2,151
DHT Holdings, Inc.	237	2,105
Montrose Environmental Group, Inc.*	47	2,086
Primoris Services Corp.	94	2,062
Vicor Corp.*	38	2,042
TriMas Corp.	73	2,025
Marten Transport Ltd.	101	1,998
Tennant Co.	32	1,970
Energy Recovery, Inc.*	96	1,967
Xometry, Inc. — Class A*	58	1,869
Construction Partners, Inc. — Class A*	70	1,868
Greenbrier Companies, Inc.	55	1,844
Golden Ocean Group Ltd.	212	1,842
SFL Corporation Ltd.	199	1,835
PGT Innovations, Inc.*	100	1,796
Apogee Enterprises, Inc.	39	1,734
AZZ, Inc.	43	1,729
LSB Industries, Inc.*	129	1,716
Modine Manufacturing Co.*	86	1,708
Hillman Solutions Corp.*	234	1,687
Sterling Infrastructure, Inc.*	51	1,673
Benchmark Electronics, Inc.	61	1,628
Astec Industries, Inc.	40	1,626
GrafTech International Ltd.	337	1,604
FLEX LNG Ltd.	49	1,602
Columbus McKinnon Corp.	49	1,591
Matthews International Corp. — Class A	52	1,583
Mirion Technologies, Inc.*	238	1,573
Sturm Ruger & Company, Inc.	30	1,519
Mesa Laboratories, Inc.	9	1,496
TimkenSteel Corp.*	81	1,472
Joby Aviation, Inc.*	434	1,454
JELD-WEN Holding, Inc.*	150	1,448
Myers Industries, Inc.	64	1,423
American Woodmark Corp.*	29	1,417
UFP Technologies, Inc.*	12	1,415
Rocket Lab USA, Inc.*	373	1,406
Napco Security Technologies, Inc.*	51	1,401
Janus International Group, Inc.*	142	1,352
CryoPort, Inc.*	77	1,336
Ichor Holdings Ltd.*	49	1,314
PureCycle Technologies, Inc.*	184	1,244
Heartland Express, Inc.	81	1,243

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Teekay Tankers Ltd. — Class A*	40	$1,232
Proto Labs, Inc.*	48	1,225
Triumph Group, Inc.*	111	1,168
Eagle Bulk Shipping, Inc.	23	1,149
Thermon Group Holdings, Inc.*	57	1,145
Li-Cycle Holdings Corp.*	236	1,123
Chase Corp.	13	1,121
GoPro, Inc. — Class A*	225	1,120
Kaman Corp.	49	1,093
Nordic American Tankers Ltd.	343	1,050
Ryerson Holding Corp.	34	1,029
Gorman-Rupp Co.	40	1,025
Dorian LPG Ltd.	54	1,023
Ardmore Shipping Corp.*	71	1,023
Ducommun, Inc.*	20	999
Stoneridge, Inc.*	46	992
Genco Shipping & Trading Ltd.	64	983
FARO Technologies, Inc.*	32	941
Kimball Electronics, Inc.*	41	926
Heritage-Crystal Clean, Inc.*	28	910
Insteel Industries, Inc.	32	881
Harsco Corp.*	137	862
Costamare, Inc.	92	854
Pactiv Evergreen, Inc.	75	852
Vishay Precision Group, Inc.*	22	850
Argan, Inc.	23	848
Allied Motion Technologies, Inc.	23	801
CIRCOR International, Inc.*	33	791
Greif, Inc. — Class B	10	782
nLight, Inc.*	77	781
Blink Charging Co.*,1	67	735
DXP Enterprises, Inc.*	26	716
National Presto Industries, Inc.	10	685
Smith & Wesson Brands, Inc.	78	677
MicroVision, Inc.*	288	677
Great Lakes Dredge & Dock Corp.*	113	672
Cadre Holdings, Inc.	33	665
Luxfer Holdings plc	47	645
Centrus Energy Corp. — Class A*	19	617
Babcock & Wilcox Enterprises, Inc.*	105	606
Powell Industries, Inc.	17	598
AerSale Corp.*	36	584
Northwest Pipe Co.*	17	573
Olympic Steel, Inc.	17	571
IES Holdings, Inc.*	16	569
Omega Flex, Inc.	6	560
Manitowoc Company, Inc.*	61	559
NuScale Power Corp.*	54	554
Teekay Corp.*	122	554
Covenant Logistics Group, Inc. — Class A	16	553
Tutor Perini Corp.*	73	551
Comtech Telecommunications Corp.	45	546
SmartRent, Inc.*	210	510
Hyster-Yale Materials Handling, Inc.	19	481
Tredegar Corp.	47	480
Universal Logistics Holdings, Inc.	14	468
Sight Sciences, Inc.*	38	464
Archer Aviation, Inc. — Class A*	246	460
Park Aerospace Corp.	34	456
Astronics Corp.*	44	453
Ranpak Holdings Corp.*	75	433
Daseke, Inc.*	70	398
Evolv Technologies Holdings, Inc.*	146	378
Safe Bulkers, Inc.	128	372
Pure Cycle Corp.*	34	356
ESS Tech, Inc.*	140	340
Radiant Logistics, Inc.*	66	336
PAM Transportation Services, Inc.*	12	311
Eastman Kodak Co.*	99	302
908 Devices, Inc.*	38	290
Charge Enterprises, Inc.*	225	279
Identiv, Inc.*	38	275
Concrete Pumping Holdings, Inc.*	45	263
AMMO, Inc.*	152	263
Akoustis Technologies, Inc.*	90	254
Latham Group, Inc.*	75	242
Caesarstone Ltd.	39	223
Transphorm, Inc.*	39	212
Turtle Beach Corp.*	27	194
View, Inc.*,1	194	187
Atlas Technical Consultants, Inc.*	32	165
Karat Packaging, Inc.	11	158
Hydrofarm Holdings Group, Inc.*	76	118
Astra Space, Inc.*	263	114
NL Industries, Inc.	15	102
Sarcos Technology and Robotics Corp.*	163	91
Momentus, Inc.*	96	75
Redwire Corp.*	33	65
Berkshire Grey, Inc.*	86	52
Fathom Digital Manufacturing C*	22	29
AEye, Inc.*	46	22
Total Industrial		557,854
Consumer, Cyclical - 7.4%
Crocs, Inc.*	105	11,385
Texas Roadhouse, Inc. — Class A	116	10,550
Murphy USA, Inc.	36	10,063
Light & Wonder, Inc. — Class A*	163	9,552
Wingstop, Inc.	52	7,156
Academy Sports & Outdoors, Inc.	135	7,093
Asbury Automotive Group, Inc.*	38	6,812
Fox Factory Holding Corp.*	74	6,751
Visteon Corp.*	48	6,280
Meritage Homes Corp.*	63	5,809
Adient plc*	166	5,759
Hilton Grand Vacations, Inc.*	149	5,743
FirstCash Holdings, Inc.	65	5,649
Taylor Morrison Home Corp. — Class A*	182	5,524
Signet Jewelers Ltd.	79	5,372
Foot Locker, Inc.	141	5,328
National Vision Holdings, Inc.*	136	5,271
UniFirst Corp.	26	5,018
Goodyear Tire & Rubber Co.*	488	4,953
Topgolf Callaway Brands Corp.*	243	4,799

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Skyline Champion Corp.*	92	$4,739
Beacon Roofing Supply, Inc.*	89	4,698
Papa John's International, Inc.	56	4,609
Group 1 Automotive, Inc.	25	4,509
KB Home	136	4,331
Steven Madden Ltd.	135	4,315
Resideo Technologies, Inc.*	250	4,112
LCI Industries	43	3,975
Rush Enterprises, Inc. — Class A	74	3,869
International Game Technology plc	170	3,856
Kontoor Brands, Inc.	96	3,839
Dorman Products, Inc.*	47	3,801
American Eagle Outfitters, Inc.*	268	3,741
GMS, Inc.*	75	3,735
Sonos, Inc.*	221	3,735
Gentherm, Inc.*	57	3,721
Spirit Airlines, Inc.*	190	3,701
SeaWorld Entertainment, Inc.*	69	3,692
Nu Skin Enterprises, Inc. — Class A	87	3,668
Cracker Barrel Old Country Store, Inc.	38	3,600
Red Rock Resorts, Inc. — Class A	88	3,521
Installed Building Products, Inc.	41	3,509
Dana, Inc.	225	3,404
Cavco Industries, Inc.*	15	3,394
LGI Homes, Inc.*	35	3,241
Tri Pointe Homes, Inc.*	174	3,235
Boot Barn Holdings, Inc.*	51	3,189
ODP Corp.*	70	3,188
MDC Holdings, Inc.	100	3,160
Bloomin' Brands, Inc.	154	3,099
World Fuel Services Corp.	106	2,897
Methode Electronics, Inc.	64	2,840
Veritiv Corp.	23	2,799
MillerKnoll, Inc.	132	2,773
Winnebago Industries, Inc.	52	2,740
Shake Shack, Inc. — Class A*	65	2,699
Cheesecake Factory, Inc.[1]	84	2,664
Urban Outfitters, Inc.*	110	2,624
Dave & Buster's Entertainment, Inc.*	74	2,623
PriceSmart, Inc.	43	2,614
Jack in the Box, Inc.	37	2,525
Century Communities, Inc.	50	2,500
H&E Equipment Services, Inc.	55	2,497
Acushnet Holdings Corp.	58	2,463
KAR Auction Services, Inc.*	188	2,453
Oxford Industries, Inc.	26	2,423
Buckle, Inc.	53	2,404
Brinker International, Inc.*	75	2,393
Vista Outdoor, Inc.*	97	2,364
Sally Beauty Holdings, Inc.*	186	2,329
Patrick Industries, Inc.	38	2,303
XPEL, Inc.*	38	2,282
Dillard's, Inc. — Class A	7	2,262
iRobot Corp.*	47	2,262
Fisker, Inc.*,1	308	2,239
Everi Holdings, Inc.*	152	2,181
Liberty Media Corporation-Liberty Braves — Class C*	66	2,127
M/I Homes, Inc.*	46	2,124
Luminar Technologies, Inc.*,1	426	2,109
Madison Square Garden Entertainment Corp.*	45	2,024
HNI Corp.	71	2,019
Abercrombie & Fitch Co. — Class A*	86	1,970
Warby Parker, Inc. — Class A*	146	1,970
Wabash National Corp.	85	1,921
Malibu Boats, Inc. — Class A*	35	1,865
Monarch Casino & Resort, Inc.*	24	1,845
Allegiant Travel Co. — Class A*	27	1,836
La-Z-Boy, Inc.	74	1,689
Dine Brands Global, Inc.	26	1,680
MRC Global, Inc.*	145	1,679
Cinemark Holdings, Inc.*	189	1,637
Clean Energy Fuels Corp.*	295	1,534
American Axle & Manufacturing Holdings, Inc.*	196	1,533
Sonic Automotive, Inc. — Class A	31	1,527
Camping World Holdings, Inc. — Class A	68	1,518
Hibbett, Inc.	22	1,501
Shyft Group, Inc.	60	1,492
Wolverine World Wide, Inc.	134	1,465
Proterra, Inc.*	385	1,452
Douglas Dynamics, Inc.	40	1,446
SkyWest, Inc.*	87	1,437
Caleres, Inc.	63	1,404
RCI Hospitality Holdings, Inc.	15	1,398
Titan Machinery, Inc.*	35	1,391
Virgin Galactic Holdings, Inc.*,1	395	1,375
Titan International, Inc.*	89	1,363
Golden Entertainment, Inc.*	35	1,309
Sweetgreen, Inc. — Class A*	151	1,294
ScanSource, Inc.*	44	1,286
Arko Corp.	145	1,256
Bally's Corp.*	63	1,221
Standard Motor Products, Inc.	35	1,218
Nikola Corp.*,1	557	1,203
IMAX Corp.*	81	1,187
Winmark Corp.	5	1,179
MarineMax, Inc.*	37	1,155
Franchise Group, Inc.	48	1,143
Green Brick Partners, Inc.*	47	1,139
Guess?, Inc.[1]	54	1,117
Lions Gate Entertainment Corp. — Class B*	201	1,091
Ermenegildo Zegna N.V.	104	1,089
A-Mark Precious Metals, Inc.	31	1,077
OneSpaWorld Holdings Ltd.*	115	1,073
BlueLinx Holdings, Inc.*	15	1,067
Steelcase, Inc. — Class A	150	1,060
Genesco, Inc.*	23	1,058
Chico's FAS, Inc.*	213	1,048
G-III Apparel Group Ltd.*	76	1,042
Ethan Allen Interiors, Inc.	39	1,031
BJ's Restaurants, Inc.*	39	1,029
indie Semiconductor, Inc. — Class A*	176	1,026
Sleep Number Corp.*	39	1,013
Interface, Inc. — Class A	101	997
Qurate Retail, Inc. — Class A*	609	993
TravelCenters of America, Inc.*	22	985

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Sovos Brands, Inc.*	66	$948
PC Connection, Inc.	20	938
VSE Corp.	20	938
Movado Group, Inc.	29	935
Ruth's Hospitality Group, Inc.	60	929
Hawaiian Holdings, Inc.*	89	913
Sun Country Airlines Holdings, Inc.*	57	904
Denny's Corp.*	97	893
Chuy's Holdings, Inc.*	31	877
Life Time Group Holdings, Inc.*	73	873
Vizio Holding Corp. — Class A*	117	867
Designer Brands, Inc. — Class A	88	861
Shoe Carnival, Inc.	34	813
MasterCraft Boat Holdings, Inc.*	31	802
Children's Place, Inc.*	22	801
America's Car-Mart, Inc.*	11	795
Portillo's, Inc. — Class A*	48	783
Hudson Technologies, Inc.*	75	759
Haverty Furniture Companies, Inc.	25	748
Accel Entertainment, Inc.*	97	747
Big Lots, Inc.	49	720
REV Group, Inc.	57	719
Xponential Fitness, Inc. — Class A*	30	688
Bowlero Corp.*	51	687
Destination XL Group, Inc.*	100	675
Beazer Homes USA, Inc.*	52	663
Frontier Group Holdings, Inc.*	64	657
PetMed Express, Inc.	36	637
Sportsman's Warehouse Holdings, Inc.*	67	630
Aspen Aerogels, Inc.*	53	625
Xperi, Inc.*	72	620
Rush Enterprises, Inc. — Class B	11	619
Funko, Inc. — Class A*	56	611
Zumiez, Inc.*	28	609
Marcus Corp.	42	604
Build-A-Bear Workshop, Inc. — Class A*	25	596
Johnson Outdoors, Inc. — Class A	9	595
Lions Gate Entertainment Corp. — Class A*	102	582
Solid Power, Inc.*	226	574
Liberty Media Corporation-Liberty Braves — Class A*	17	555
Lovesac Co.*	25	550
OneWater Marine, Inc. — Class A*	19	543
Global Industrial Co.	23	541
Hyliion Holdings Corp.*	230	538
EVgo, Inc.*,1	119	532
Bluegreen Vacations Holding Corp.	21	524
Miller Industries, Inc.	19	507
Forestar Group, Inc.*	31	478
Microvast Holdings, Inc.*	300	459
Purple Innovation, Inc.*	95	455
Citi Trends, Inc.*	17	450
Lindblad Expeditions Holdings, Inc.*	58	447
Universal Electronics, Inc.*	21	437
Full House Resorts, Inc.*	57	429
Kimball International, Inc. — Class B	63	409
Sonder Holdings, Inc.*	327	406
Workhorse Group, Inc.*	264	401
TuSimple Holdings, Inc. — Class A*	243	399
Tilly's, Inc. — Class A*	44	398
Noodles & Co.*	72	395
Clarus Corp.	50	392
GrowGeneration Corp.*	100	392
Kura Sushi USA, Inc. — Class A*	8	381
Rush Street Interactive, Inc.*	106	381
Motorcar Parts of America, Inc.*	32	379
Hovnanian Enterprises, Inc. — Class A*	9	379
Weber, Inc. — Class A*,1	47	378
El Pollo Loco Holdings, Inc.	36	359
Fossil Group, Inc.*	82	353
Bed Bath & Beyond, Inc.*,1	139	349
Cato Corp. — Class A	36	336
Century Casinos, Inc.*	47	330
Lordstown Motors Corp. — Class A*	289	330
Big 5 Sporting Goods Corp.	37	327
Blue Bird Corp.*	30	321
Tupperware Brands Corp.*	77	319
Rite Aid Corp.*	95	317
Dream Finders Homes, Inc. — Class A*	36	312
LL Flooring Holdings, Inc.*	54	303
Canoo, Inc.*	244	300
NEOGAMES S.A.*	24	293
Wheels Up Experience, Inc.*	276	284
Rocky Brands, Inc.	12	283
Biglari Holdings, Inc. — Class B*	2	278
Velodyne Lidar, Inc.*	335	247
ONE Group Hospitality, Inc.*	39	246
Container Store Group, Inc.*	57	246
First Watch Restaurant Group, Inc.*	18	244
Hyzon Motors, Inc.*	153	237
Tile Shop Holdings, Inc.*	54	237
Weyco Group, Inc.	11	233
Aeva Technologies, Inc.*	169	230
Snap One Holdings Corp.*	31	230
Reservoir Media, Inc.*	36	215
Superior Group of Companies, Inc.	20	201
Holley, Inc.*	89	189
Vinco Ventures, Inc.*	393	182
F45 Training Holdings, Inc.*	63	179
Lifetime Brands, Inc.	22	167
Marine Products Corp.	14	165
Mullen Automotive, Inc.*	571	163
Conn's, Inc.*	23	158
Traeger, Inc.*	56	158
PLBY Group, Inc.*	54	148
Duluth Holdings, Inc. — Class B*	23	142
Cenntro Electric Group Ltd.*	320	141
ThredUp, Inc. — Class A*	102	134
Express, Inc.*	113	115
Landsea Homes Corp.*	22	115
Aterian, Inc.*	114	88

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Torrid Holdings, Inc.*,1	29	$86
Volta, Inc.*,1	213	76
Party City Holdco, Inc.*	190	69
CompX International, Inc.	3	55
JOANN, Inc.*,1	19	54
Xos, Inc.*	96	43
Lightning eMotors, Inc.*	69	25
Cepton, Inc.*	17	22
Total Consumer, Cyclical		448,327
Technology - 6.2%
ExlService Holdings, Inc.*	56	9,488
SPS Commerce, Inc.*	63	8,091
Silicon Laboratories, Inc.*	57	7,733
Maximus, Inc.	105	7,700
Box, Inc. — Class A*	242	7,533
Qualys, Inc.*	67	7,519
Tenable Holdings, Inc.*	194	7,401
Power Integrations, Inc.	98	7,029
Workiva, Inc.*	82	6,886
Rambus, Inc.*	186	6,662
Super Micro Computer, Inc.*	81	6,650
Synaptics, Inc.*	69	6,566
Blackline, Inc.*	96	6,458
Envestnet, Inc.*	96	5,923
Diodes, Inc.*	77	5,863
Onto Innovation, Inc.*	86	5,856
MACOM Technology Solutions Holdings, Inc.*	88	5,542
Insight Enterprises, Inc.*	55	5,515
1Life Healthcare, Inc.*	314	5,247
Ambarella, Inc.*	63	5,180
CommVault Systems, Inc.*	77	4,839
Blackbaud, Inc.*	81	4,768
Sprout Social, Inc. — Class A*	81	4,573
Varonis Systems, Inc.*	190	4,549
Axcelis Technologies, Inc.*	57	4,523
ACI Worldwide, Inc.*	195	4,485
Kulicke & Soffa Industries, Inc.	99	4,382
MaxLinear, Inc. — Class A*	126	4,278
Amkor Technology, Inc.	178	4,268
Altair Engineering, Inc. — Class A*	90	4,092
Impinj, Inc.*	37	4,040
Verint Systems, Inc.*	110	3,991
Evolent Health, Inc. — Class A*	142	3,987
PagerDuty, Inc.*	147	3,904
NetScout Systems, Inc.*	118	3,836
Progress Software Corp.	76	3,834
Appfolio, Inc. — Class A*	33	3,478
Rapid7, Inc.*	102	3,466
Verra Mobility Corp.*	248	3,430
Veradigm, Inc.*	189	3,334
Semtech Corp.*	110	3,156
KnowBe4, Inc. — Class A*	126	3,122
CSG Systems International, Inc.	54	3,089
DigitalOcean Holdings, Inc.*	121	3,082
Clear Secure, Inc. — Class A	108	2,962
FormFactor, Inc.*	133	2,957
Duolingo, Inc.*	41	2,916
Xerox Holdings Corp.	198	2,891
SiTime Corp.*	28	2,845
Phreesia, Inc.*	85	2,751
Parsons Corp.*	59	2,729
Agilysys, Inc.*	34	2,691
Cohu, Inc.*	83	2,660
Ultra Clean Holdings, Inc.*	79	2,619
Model N, Inc.*	63	2,555
AvidXchange Holdings, Inc.*	254	2,525
Digital Turbine, Inc.*	162	2,469
Appian Corp. — Class A*	70	2,279
MicroStrategy, Inc. — Class A*,1	16	2,265
Outset Medical, Inc.*	84	2,169
Digi International, Inc.*	59	2,156
Everbridge, Inc.*	69	2,041
E2open Parent Holdings, Inc.*	345	2,025
Apollo Medical Holdings, Inc.*	68	2,012
Alignment Healthcare, Inc.*	171	2,011
NextGen Healthcare, Inc.*	98	1,840
PowerSchool Holdings, Inc. — Class A*	79	1,823
Consensus Cloud Solutions, Inc.*	33	1,774
Schrodinger Incorporated/United States*	94	1,757
Photronics, Inc.*	104	1,750
Asana, Inc. — Class A*	127	1,749
Privia Health Group, Inc.*	77	1,749
Donnelley Financial Solutions, Inc.*	45	1,739
PROS Holdings, Inc.*	71	1,722
Adeia, Inc.	180	1,706
Avid Technology, Inc.*	63	1,675
3D Systems Corp.*	221	1,635
Veeco Instruments, Inc.*	88	1,635
ACV Auctions, Inc. — Class A*	199	1,634
Duck Creek Technologies, Inc.*	135	1,627
Momentive Global, Inc.*	227	1,589
Fastly, Inc. — Class A*	194	1,589
Sumo Logic, Inc.*	196	1,588
Zeta Global Holdings Corp. — Class A*	189	1,544
ForgeRock, Inc. — Class A*	66	1,503
TTEC Holdings, Inc.	34	1,500
PDF Solutions, Inc.*	52	1,483
Hims & Hers Health, Inc.*	211	1,353
Zuora, Inc. — Class A*	210	1,336
Yext, Inc.*	197	1,286
SMART Global Holdings, Inc.*	85	1,265
Cerence, Inc.*	68	1,260
LivePerson, Inc.*	122	1,237
N-able, Inc.*	118	1,213
PAR Technology Corp.*	46	1,199
Conduent, Inc.*	294	1,191
Amplitude, Inc. — Class A*	98	1,184
C3.ai, Inc. — Class A*	102	1,141
Pitney Bowes, Inc.	300	1,140
Alpha & Omega Semiconductor Ltd.*	38	1,086
EngageSmart, Inc.*	61	1,074
Matterport, Inc.*	382	1,070
CEVA, Inc.*	40	1,023
Sapiens International Corporation N.V.	55	1,016
Health Catalyst, Inc.*	95	1,010
Simulations Plus, Inc.	27	987
BigCommerce Holdings, Inc.*	112	979
Olo, Inc. — Class A*	155	969
Ebix, Inc.	48	958

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Grid Dynamics Holdings, Inc.*	85	$954
PubMatic, Inc. — Class A*	74	948
AvePoint, Inc.*	224	921
Bandwidth, Inc. — Class A*	40	918
Alkami Technology, Inc.*	62	905
Corsair Gaming, Inc.*	66	896
Vimeo, Inc.*	248	851
8x8, Inc.*	194	838
Nutex Health, Inc.*	436	828
Sharecare, Inc.*	509	814
American Software, Inc. — Class A	55	807
OneSpan, Inc.*	72	806
SolarWinds Corp.*	84	786
Domo, Inc. — Class B*	53	755
Mitek Systems, Inc.*	75	727
Instructure Holdings, Inc.*	31	727
IonQ, Inc.*	206	711
Computer Programs and Systems, Inc.*	25	681
ACM Research, Inc. — Class A*	84	648
UserTesting, Inc.*	84	631
Intapp, Inc.*	25	624
Desktop Metal, Inc. — Class A*	458	623
ON24, Inc.*	72	621
Unisys Corp.*	116	593
Integral Ad Science Holding Corp.*	66	580
MeridianLink, Inc.*	40	549
Playstudios, Inc.*	138	535
Inspired Entertainment, Inc.*	42	532
Daily Journal Corp.*	2	501
Telos Corp.*	93	473
Benefitfocus, Inc.*	45	471
Blend Labs, Inc. — Class A*	321	462
Digimarc Corp.*,1	24	444
Cantaloupe, Inc.*	101	439
HireRight Holdings Corp.*	37	439
Enfusion, Inc. — Class A*	45	435
Cvent Holding Corp.*	78	421
IBEX Holdings Ltd.*	16	398
Red Violet, Inc.*	17	391
Vuzix Corp.*,1	103	375
Brightcove, Inc.*	71	371
Upland Software, Inc.*	50	357
eGain Corp.*	36	325
Cardlytics, Inc.*	56	324
Rimini Street, Inc.*	84	320
EverCommerce, Inc.*	43	320
NextNav, Inc.*	105	308
AXT, Inc.*	70	307
Rackspace Technology, Inc.*	100	295
Veritone, Inc.*	54	286
Skillz, Inc.*	543	275
Porch Group, Inc.*	140	263
Weave Communications, Inc.*	54	247
CS Disco, Inc.*	39	247
Outbrain, Inc.*	63	228
Atomera, Inc.*	36	224
Markforged Holding Corp.*	191	221
Ouster, Inc.*	247	213
Cerberus Cyber Sentinel Corp.*	79	201
Skillsoft Corp.*	141	183
Diebold Nixdorf, Inc.*	128	182
Velo3D, Inc.*	98	175
Pear Therapeutics, Inc.*	118	139
SkyWater Technology, Inc.*	19	135
WM Technology, Inc.*,1	128	129
Arteris, Inc.*	30	129
LiveVox Holdings, Inc.*	39	116
SecureWorks Corp. — Class A*	17	109
Latch, Inc.*	151	107
Viant Technology, Inc. — Class A*	25	101
Loyalty Ventures, Inc.*	35	84
Faraday Future Intelligent Electric, Inc.*	173	50
Kaleyra, Inc.*	59	45
Rigetti Computing, Inc.*,1	58	42
Avaya Holdings Corp.*	148	29
IronNet, Inc.*	112	26
Rockley Photonics Holdings Ltd.*	178	25
Total Technology		376,660
Energy - 4.4%
Matador Resources Co.	196	11,219
Murphy Oil Corp.	256	11,011
ChampionX Corp.	348	10,089
Chord Energy Corp.	72	9,850
Helmerich & Payne, Inc.	179	8,873
Denbury, Inc.*	87	7,571
Civitas Resources, Inc.	128	7,415
SM Energy Co.	210	7,314
Valaris Ltd.*	107	7,235
Magnolia Oil & Gas Corp. — Class A	303	7,105
PBF Energy, Inc. — Class A	169	6,892
Patterson-UTI Energy, Inc.	372	6,265
Weatherford International plc*	123	6,263
Shoals Technologies Group, Inc. — Class A*	241	5,946
California Resources Corp.	131	5,700
Noble Corporation plc*	147	5,543
Peabody Energy Corp.*	204	5,390
CNX Resources Corp.*	310	5,220
Array Technologies, Inc.*	262	5,064
Kosmos Energy Ltd.*	783	4,980
Equitrans Midstream Corp.	715	4,790
Liberty Energy, Inc. — Class A	247	3,954
CONSOL Energy, Inc.	60	3,900
Alpha Metallurgical Resources, Inc.	26	3,806
Arch Resources, Inc.	26	3,712
Northern Oil and Gas, Inc.	116	3,575
Sitio Royalties Corp. — Class A	123	3,548
Permian Resources Corp.	357	3,356
Delek US Holdings, Inc.	122	3,294
Callon Petroleum Co.*	85	3,153
Sunnova Energy International, Inc.*	173	3,116
Warrior Met Coal, Inc.	89	3,083
Oceaneering International, Inc.*	174	3,043
Tidewater, Inc.*	81	2,985
NexTier Oilfield Solutions, Inc.*	305	2,818
Green Plains, Inc.*	91	2,776
SunPower Corp. — Class A*	142	2,560
Nabors Industries Ltd.*	16	2,478
Expro Group Holdings N.V.*	135	2,448

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
NOW, Inc.*	192	$2,438
Stem, Inc.*	250	2,235
Comstock Resources, Inc.	159	2,180
Talos Energy, Inc.*	114	2,152
Archrock, Inc.	235	2,110
Par Pacific Holdings, Inc.*	85	1,976
FuelCell Energy, Inc.*	673	1,871
Helix Energy Solutions Group, Inc.*	249	1,838
Diamond Offshore Drilling, Inc.*	175	1,820
Borr Drilling Ltd.*	337	1,675
Dril-Quip, Inc.*	59	1,603
US Silica Holdings, Inc.*	128	1,600
CVR Energy, Inc.	51	1,598
ProPetro Holding Corp.*	152	1,576
Laredo Petroleum, Inc.*	29	1,491
Tellurian, Inc.*	885	1,487
Ranger Oil Corp. — Class A	35	1,415
Gulfport Energy Corp.*	19	1,399
SunCoke Energy, Inc.	145	1,251
Montauk Renewables, Inc.*	112	1,235
Bristow Group, Inc.*	43	1,167
RPC, Inc.	129	1,147
Select Energy Services, Inc. — Class A	124	1,146
Earthstone Energy, Inc. — Class A*	78	1,110
Fluence Energy, Inc.*	62	1,063
Berry Corp.	132	1,056
ProFrac Holding Corp. — Class A*	41	1,033
Kinetik Holdings, Inc. — Class A1	31	1,025
SandRidge Energy, Inc.*	55	937
W&T Offshore, Inc.*	164	915
REX American Resources Corp.*	27	860
VAALCO Energy, Inc.	184	839
Oil States International, Inc.*	109	813
Excelerate Energy, Inc. — Class A	32	802
TETRA Technologies, Inc.*	216	747
Crescent Energy Co. — Class A	58	695
Gevo, Inc.*	342	650
TPI Composites, Inc.*	63	639
DMC Global, Inc.*	32	622
Newpark Resources, Inc.*	149	618
Vertex Energy, Inc.*	95	589
SilverBow Resources, Inc.*	20	566
Aris Water Solution, Inc. — Class A	38	548
Solaris Oilfield Infrastructure, Inc. — Class A	55	546
Amplify Energy Corp.*	62	545
Riley Exploration Permian, Inc.	18	530
National Energy Services Reunited Corp.*	67	465
Eneti, Inc.	41	412
Ring Energy, Inc.*	149	367
FutureFuel Corp.	45	366
Alto Ingredients, Inc.*	126	363
Energy Vault Holdings, Inc.*	110	343
Ramaco Resources, Inc.	39	343
NACCO Industries, Inc. — Class A	8	304
NextDecade Corp.*	56	277
HighPeak Energy, Inc.	12	274
Aemetis, Inc.*	51	202
Empire Petroleum Corp.*	15	185
Cleanspark, Inc.*	79	161
Heliogen, Inc.*	157	110
Battalion Oil Corp.*	4	39
Total Energy		267,709
Communications - 2.7%
Iridium Communications, Inc.	217	11,154
TEGNA, Inc.	388	8,222
Calix, Inc.*	100	6,843
Maxar Technologies, Inc.	127	6,571
Ziff Davis, Inc.*	79	6,249
Marqeta, Inc. — Class A*	753	4,601
Cogent Communications Holdings, Inc.	74	4,224
Viavi Solutions, Inc.*	395	4,151
Perficient, Inc.*	59	4,120
Extreme Networks, Inc.*	223	4,083
Yelp, Inc. — Class A*	119	3,253
Bumble, Inc. — Class A*	150	3,157
DigitalBridge Group, Inc.	280	3,063
CommScope Holding Company, Inc.*	355	2,609
Q2 Holdings, Inc.*	97	2,606
InterDigital, Inc.	51	2,524
ADTRAN Holdings, Inc.	133	2,499
Cargurus, Inc.*	176	2,466
Magnite, Inc.*	227	2,404
Credo Technology Group Holding Ltd.*	167	2,223
Infinera Corp.*	329	2,218
Shutterstock, Inc.	42	2,214
Upwork, Inc.*	207	2,161
TechTarget, Inc.*	48	2,115
Harmonic, Inc.*	160	2,096
ePlus, Inc.*	46	2,037
Scholastic Corp.	51	2,012
Liberty Latin America Ltd. — Class C*	254	1,930
A10 Networks, Inc.	114	1,896
Clearfield, Inc.*	20	1,883
Telephone & Data Systems, Inc.	175	1,836
Gray Television, Inc.	142	1,589
Cars.com, Inc.*	115	1,584
Globalstar, Inc.*	1,189	1,581
Revolve Group, Inc.*	71	1,580
Figs, Inc. — Class A*	221	1,487
Poshmark, Inc. — Class A*	81	1,448
Overstock.com, Inc.*	74	1,433
EW Scripps Co. — Class A*	102	1,345
Shenandoah Telecommunications Co.	84	1,334
QuinStreet, Inc.*	90	1,292
iHeartMedia, Inc. — Class A*	209	1,281
Gogo, Inc.*	86	1,269
Open Lending Corp. — Class A*	184	1,242
Squarespace, Inc. — Class A*	54	1,197
Planet Labs PBC*	269	1,170
Sinclair Broadcast Group, Inc. — Class A	69	1,070
HealthStream, Inc.*	42	1,043
EchoStar Corp. — Class A*	62	1,034
Anterix, Inc.*	32	1,029

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Boston Omaha Corp. — Class A*	38	$1,007
NETGEAR, Inc.*	50	906
ATN International, Inc.	19	861
WideOpenWest, Inc.*	93	847
Stagwell, Inc.*	136	845
Thryv Holdings, Inc.*	44	836
AMC Networks, Inc. — Class A*	52	815
Eventbrite, Inc. — Class A*	134	785
IDT Corp. — Class B*	25	704
Clear Channel Outdoor Holdings, Inc.*	637	669
Liquidity Services, Inc.*	46	647
Couchbase, Inc.*	46	610
Aviat Networks, Inc.*	19	593
Rover Group, Inc.*,1	161	591
Tucows, Inc. — Class A*	17	577
CarParts.com, Inc.*	90	563
Ooma, Inc.*	40	545
United States Cellular Corp.*	26	542
Quotient Technology, Inc.*	157	538
fuboTV, Inc.*,1	309	538
Liberty Latin America Ltd. — Class A*	71	535
OptimizeRx Corp.*	31	521
Gannett Company, Inc.*	250	508
EverQuote, Inc. — Class A*	34	501
Entravision Communications Corp. — Class A	103	494
ContextLogic, Inc. — Class A*	1,001	488
Consolidated Communications Holdings, Inc.*	128	458
1-800-Flowers.com, Inc. — Class A*	46	440
Stitch Fix, Inc. — Class A*	141	439
Cambium Networks Corp.*	20	433
MediaAlpha, Inc. — Class A*	42	418
Allbirds, Inc. — Class A*	167	404
DHI Group, Inc.*	75	397
DZS, Inc.*	30	380
Blade Air Mobility, Inc.*	98	351
Ribbon Communications, Inc.*	125	349
Preformed Line Products Co.	4	333
Groupon, Inc.*,1	38	326
Vivid Seats, Inc. — Class A*,1	44	321
BARK, Inc.*	206	307
Advantage Solutions, Inc.*	144	300
Edgio, Inc.*	238	269
Vacasa, Inc. — Class A*	193	243
Innovid Corp.*	132	226
Arena Group Holdings, Inc.*	20	212
Nerdy, Inc.*	94	212
1stdibs.com, Inc.*	41	208
Lands' End, Inc.*	27	205
Focus Universal, Inc.*,1	31	199
Cumulus Media, Inc. — Class A*	30	186
RealReal, Inc.*	149	186
Casa Systems, Inc.*	62	169
Gambling.com Group Ltd.*	16	146
Solo Brands, Inc. — Class A*,1	38	141
Inseego Corp.*	149	126
Cyxtera Technologies, Inc.*	64	123
RumbleON, Inc. — Class B*	18	116
Value Line, Inc.	2	102
Urban One, Inc.*	26	98
Ondas Holdings, Inc.*	61	97
KORE Group Holdings, Inc.*	61	77
Terran Orbital Corp.*,1	41	65
Urban One, Inc.*	14	64
AdTheorent Holding Company, Inc.*	34	56
Audacy, Inc.*	208	47
Lulu's Fashion Lounge Holdings, Inc.*	13	33
Inspirato, Inc.*	22	26
aka Brands Holding Corp.*	19	24
Total Communications		160,806
Basic Materials - 2.3%
Commercial Metals Co.	203	9,805
Balchem Corp.	55	6,716
HB Fuller Co.	92	6,589
Cabot Corp.	97	6,484
ATI, Inc.*	215	6,420
Livent Corp.*	282	5,603
Sensient Technologies Corp.	73	5,323
Hecla Mining Co.	957	5,321
Avient Corp.	157	5,300
Ingevity Corp.*	66	4,649
Innospec, Inc.	43	4,423
Stepan Co.	38	4,045
Quaker Chemical Corp.	24	4,006
Rogers Corp.*	32	3,819
Arconic Corp.*	177	3,745
Minerals Technologies, Inc.	56	3,400
Carpenter Technology Corp.	83	3,066
Sylvamo Corp.	61	2,964
Tronox Holdings plc — Class A	203	2,783
Constellium SE*	218	2,579
Compass Minerals International, Inc.	61	2,501
Novagold Resources, Inc.*	415	2,482
Uranium Energy Corp.*,1	614	2,382
Kaiser Aluminum Corp.	27	2,051
Mativ Holdings, Inc.	94	1,965
Orion Engineered Carbons S.A.	107	1,906
Perimeter Solutions S.A.*	204	1,865
AdvanSix, Inc.	48	1,825
Resolute Forest Products, Inc.*	81	1,749
Energy Fuels, Inc.*	271	1,683
Coeur Mining, Inc.*	483	1,623
Schnitzer Steel Industries, Inc. — Class A	45	1,379
Trinseo plc	60	1,363
Piedmont Lithium, Inc.*	30	1,321
Hawkins, Inc.	34	1,312
Ecovyst, Inc.*	131	1,161
American Vanguard Corp.	52	1,129
Clearwater Paper Corp.*	29	1,096
Koppers Holdings, Inc.	37	1,043
Rayonier Advanced Materials, Inc.*	107	1,027
Haynes International, Inc.	21	960
Origin Materials, Inc.*	183	844
Lightwave Logic, Inc.*	194	836
Century Aluminum Co.*	91	744
Intrepid Potash, Inc.*	21	606
Diversey Holdings Ltd.*	137	584
United States Lime & Minerals, Inc.	4	563

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Amyris, Inc.*,1	342	$523
Codexis, Inc.*	106	494
5E Advanced Materials, Inc.*	57	449
Ur-Energy, Inc.*	364	419
Kronos Worldwide, Inc.	38	357
Ivanhoe Electric Incorporated / US*	25	304
Danimer Scientific, Inc.*	157	281
Dakota Gold Corp.*	89	271
Unifi, Inc.*	25	215
Glatfelter Corp.*	76	211
Hycroft Mining Holding Corp.*	262	139
PolyMet Mining Corp.*	52	138
Valhi, Inc.	4	88
Terawulf, Inc.*	37	25
Total Basic Materials		138,954
Utilities - 2.3%
New Jersey Resources Corp.	168	8,336
Black Hills Corp.	112	7,878
Portland General Electric Co.	155	7,595
South Jersey Industries, Inc.	213	7,568
Ormat Technologies, Inc.	85	7,351
PNM Resources, Inc.	149	7,270
Southwest Gas Holdings, Inc.	116	7,178
ONE Gas, Inc.	93	7,042
Brookfield Infrastructure Corp. — Class A	170	6,613
ALLETE, Inc.	100	6,451
Spire, Inc.	88	6,060
NorthWestern Corp.	101	5,993
American States Water Co.	64	5,923
California Water Service Group	94	5,700
Avista Corp.	126	5,587
Clearway Energy, Inc. — Class C	142	4,525
MGE Energy, Inc.	63	4,435
Otter Tail Corp.	72	4,227
SJW Group	48	3,897
Chesapeake Utilities Corp.	30	3,546
Ameresco, Inc. — Class A*	55	3,143
Northwest Natural Holding Co.	60	2,855
Middlesex Water Co.	30	2,360
Clearway Energy, Inc. — Class A	60	1,795
Unitil Corp.	27	1,387
York Water Co.	25	1,124
Artesian Resources Corp. — Class A	15	879
Altus Power, Inc.*,1	73	476
Global Water Resources, Inc.	24	319
FTC Solar, Inc.*	73	196
Via Renewables, Inc.	21	107
Total Utilities		137,816
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	48	778
Diversified - 0.0%
Professional Holding Corp. — Class A*	22	610
Total Common Stocks
(Cost $4,475,287)		3,966,879

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	14	–
UCB*	140	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 22.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	76,553	737,973
Guggenheim Strategy Fund II2	25,618	615,850
Total Mutual Funds
(Cost $1,387,675)		1,353,823

	Face Amount
U.S. TREASURY BILLS†† - 9.0%
U.S. Treasury Bills
3.89% due 01/12/23[3]	$500,000	499,566
3.80% due 01/17/23[3,4]	47,000	46,933
Total U.S. Treasury Bills
(Cost $546,325)		546,499

REPURCHASE AGREEMENTS††,5 - 6.7%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[6]	229,259	229,259
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[6]	88,176	88,176
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[6]	87,903	87,903
Total Repurchase Agreements
(Cost $405,338)		405,338

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.5%
Money Market Fund
First American Government Obligations Fund – Class X, 4.10%[8]	28,035	28,035
Total Securities Lending Collateral
(Cost $28,035)		28,035
Total Investments - 104.2%
(Cost $6,842,660)		$6,300,574
Other Assets & Liabilities, net - (4.2)%		(253,639)
Total Net Assets - 100.0%		$6,046,935

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	16	Mar 2023	$1,417,040	$(50,419)

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	4.43% (Federal Funds Rate + 0.10%)	At Maturity	01/26/23	434	$764,611	$(39,905)
BNP Paribas	Russell 2000 Index	Pay	4.53% (Federal Funds Rate + 0.20%)	At Maturity	01/26/23	690	1,215,364	(47,913)
Barclays Bank plc	Russell 2000 Index	Pay	4.30% (SOFR)	At Maturity	01/25/23	970	1,708,026	(123,897)
							$3,688,001	$(211,715)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,966,879	$—	*	$—		$3,966,879
Rights	—	—		—	*	—
Mutual Funds	1,353,823	—		—		1,353,823
U.S. Treasury Bills	—	546,499		—		546,499
Repurchase Agreements	—	405,338		—		405,338
Securities Lending Collateral	28,035	—		—		28,035
Total Assets	$5,348,737	$951,837		$—		$6,300,574

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$50,419	$—	$—	$50,419
Equity Index Swap Agreements**	—	211,715	—	211,715
Total Liabilities	$50,419	$211,715	$—	$262,134

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$905,308	$–	$(275,000)	$(6,008)	$(8,450)	$615,850	25,618	$15,887
Guggenheim Ultra Short Duration Fund — Institutional Class	899,762	–	(150,000)	(3,071)	(8,718)	737,973	76,553	15,038
	$1,805,070	$–	$(425,000)	$(9,079)	$(17,168)	$1,353,823		$30,925

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 62.5%
Consumer, Non-cyclical - 14.9%
Halozyme Therapeutics, Inc.*	991	$56,388
Shockwave Medical, Inc.*	265	54,487
Inspire Medical Systems, Inc.*	211	53,147
Karuna Therapeutics, Inc.*	225	44,213
Celsius Holdings, Inc.*	409	42,552
Medpace Holdings, Inc.*	190	40,358
HealthEquity, Inc.*	622	38,340
Ensign Group, Inc.	401	37,939
Intra-Cellular Therapies, Inc.*	686	36,303
Apellis Pharmaceuticals, Inc.*	698	36,094
LHC Group, Inc.*	223	36,057
Option Care Health, Inc.*	1,159	34,874
AMN Healthcare Services, Inc.*	324	33,314
Alkermes plc*	1,222	31,931
Arrowhead Pharmaceuticals, Inc.*	771	31,272
Insperity, Inc.	272	30,899
ASGN, Inc.*	367	29,903
Haemonetics Corp.*	380	29,887
Triton International Ltd.	434	29,850
Merit Medical Systems, Inc.*	419	29,590
API Group Corp.*	1,550	29,155
Lancaster Colony Corp.	146	28,806
Prometheus Biosciences, Inc.*	259	28,490
Cytokinetics, Inc.*	615	28,179
Madrigal Pharmaceuticals, Inc.*	95	27,574
Lantheus Holdings, Inc.*	512	26,091
Vaxcyte, Inc.*	534	25,605
Sprouts Farmers Market, Inc.*	789	25,540
BellRing Brands, Inc.*	988	25,332
Amicus Therapeutics, Inc.*	2,066	25,226
Simply Good Foods Co.*	661	25,138
Herc Holdings, Inc.	187	24,604
Neogen Corp.*	1,615	24,596
Chegg, Inc.*	932	23,552
Prestige Consumer Healthcare, Inc.*	373	23,350
Axonics, Inc.*	367	22,948
Inari Medical, Inc.*	361	22,945
Denali Therapeutics, Inc.*	810	22,526
LivaNova plc*	402	22,327
Hostess Brands, Inc.*	993	22,283
ABM Industries, Inc.	494	21,943
Intellia Therapeutics, Inc.*	612	21,353
Alight, Inc. — Class A*	2,544	21,268
IVERIC bio, Inc.*	984	21,067
iRhythm Technologies, Inc.*	224	20,982
Insmed, Inc.*	1,006	20,100
PTC Therapeutics, Inc.*	526	20,077
elf Beauty, Inc.*	363	20,074
Korn Ferry	395	19,995
Helen of Troy Ltd.*	178	19,742
Blueprint Medicines Corp.*	448	19,627
StoneCo Ltd. — Class A*	2,077	19,607
Select Medical Holdings Corp.	780	19,367
TriNet Group, Inc.*	281	19,052
TreeHouse Foods, Inc.*	381	18,814
Beam Therapeutics, Inc.*	476	18,616
CONMED Corp.	209	18,526
Axsome Therapeutics, Inc.*	238	18,357
Primo Water Corp.	1,181	18,353
Patterson Companies, Inc.	653	18,304
Brink's Co.	337	18,100
Coca-Cola Consolidated, Inc.	35	17,933
Alarm.com Holdings, Inc.*	360	17,813
Progyny, Inc.*	560	17,444
STAAR Surgical Co.*	359	17,426
J & J Snack Foods Corp.	114	17,067
Integer Holdings Corp.*	247	16,910
United Natural Foods, Inc.*	435	16,839
CBIZ, Inc.*	356	16,679
Omnicell, Inc.*	329	16,588
WD-40 Co.	102	16,443
Graham Holdings Co. — Class B	27	16,314
NuVasive, Inc.*	392	16,166
Prothena Corporation plc*	266	16,027
BioCryst Pharmaceuticals, Inc.*	1,390	15,957
AbCellera Biologics, Inc.*,1	1,551	15,712
Cal-Maine Foods, Inc.	284	15,464
Celldex Therapeutics, Inc.*	343	15,288
AtriCure, Inc.*	342	15,178
Sabre Corp.*	2,443	15,098
Glaukos Corp.*	343	14,982
Edgewell Personal Care Co.	386	14,876
Sage Therapeutics, Inc.*	390	14,875
Silk Road Medical, Inc.*	279	14,745
ACADIA Pharmaceuticals, Inc.*	901	14,344
EVERTEC, Inc.	442	14,312
Akero Therapeutics, Inc.*	259	14,193
TransMedics Group, Inc.*	229	14,134
Amylyx Pharmaceuticals, Inc.*	375	13,856
Pacific Biosciences of California, Inc.*	1,692	13,840
Vir Biotechnology, Inc.*	543	13,743
ICF International, Inc.	138	13,669
Catalyst Pharmaceuticals, Inc.*	718	13,355
Strategic Education, Inc.	170	13,314
REVOLUTION Medicines, Inc.*	557	13,268
Supernus Pharmaceuticals, Inc.*	367	13,091
Pacira BioSciences, Inc.*	337	13,012
Corcept Therapeutics, Inc.*	639	12,978
Inter Parfums, Inc.	134	12,934
John Wiley & Sons, Inc. — Class A	322	12,899
Cerevel Therapeutics Holdings, Inc.*	407	12,837
Vector Group Ltd.	1,077	12,773
Veracyte, Inc.*	537	12,743
Ironwood Pharmaceuticals, Inc. — Class A*	1,024	12,687
Arvinas, Inc.*	364	12,452
Krystal Biotech, Inc.*	156	12,358
R1 RCM, Inc.*	1,126	12,330
Evo Payments, Inc. — Class A*	354	11,979
Adtalem Global Education, Inc.*	336	11,928
TG Therapeutics, Inc.*	998	11,806
LiveRamp Holdings, Inc.*	495	11,603
Addus HomeCare Corp.*	116	11,541
Agios Pharmaceuticals, Inc.*	409	11,485
Xencor, Inc.*	430	11,197
MGP Ingredients, Inc.	105	11,170
Revance Therapeutics, Inc.*	601	11,094
Herbalife Nutrition Ltd.*	734	10,922

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Embecta Corp.	429	$10,849
Owens & Minor, Inc.*	553	10,800
Harmony Biosciences Holdings, Inc.*	196	10,800
Hain Celestial Group, Inc.*	667	10,792
Central Garden & Pet Co. — Class A*	301	10,776
Meridian Bioscience, Inc.*	322	10,694
Huron Consulting Group, Inc.*	147	10,672
FibroGen, Inc.*	655	10,493
Monro, Inc.	232	10,486
Surgery Partners, Inc.*	374	10,420
AdaptHealth Corp.*	541	10,398
Nevro Corp.*	261	10,336
Ingles Markets, Inc. — Class A	107	10,321
Weis Markets, Inc.	123	10,122
Twist Bioscience Corp.*	421	10,024
Textainer Group Holdings Ltd.	323	10,016
Coursera, Inc.*	843	9,973
MannKind Corp.*	1,865	9,829
CoreCivic, Inc.*	849	9,814
Chinook Therapeutics, Inc.*	374	9,799
Syndax Pharmaceuticals, Inc.*	383	9,747
GEO Group, Inc.*	887	9,713
Laureate Education, Inc. — Class A	1,004	9,658
CorVel Corp.*	66	9,592
Travere Therapeutics, Inc.*	456	9,590
Universal Corp.	181	9,559
Stride, Inc.*	304	9,509
Relay Therapeutics, Inc.*	633	9,457
Dynavax Technologies Corp.*	887	9,438
Avanos Medical, Inc.*	347	9,390
Medifast, Inc.	81	9,343
Vericel Corp.*	354	9,324
Pediatrix Medical Group, Inc.*	622	9,243
ZipRecruiter, Inc. — Class A*	543	8,916
Payoneer Global, Inc.*	1,622	8,872
Cytek Biosciences, Inc.*	855	8,730
Myriad Genetics, Inc.*	596	8,648
NeoGenomics, Inc.*	928	8,575
ModivCare, Inc.*	95	8,524
Chefs' Warehouse, Inc.*	255	8,486
Remitly Global, Inc.*	739	8,462
Vivint Smart Home, Inc.*	711	8,461
Cassava Sciences, Inc.*,1	286	8,448
Andersons, Inc.	240	8,398
Rent-A-Center, Inc.	372	8,389
Replimune Group, Inc.*	304	8,269
National Beverage Corp.*	177	8,236
Viridian Therapeutics, Inc.*	281	8,208
DICE Therapeutics, Inc.*	263	8,206
Kforce, Inc.	147	8,060
Amphastar Pharmaceuticals, Inc.*	287	8,042
ImmunoGen, Inc.*	1,608	7,976
PROCEPT BioRobotics Corp.*	192	7,976
Arcus Biosciences, Inc.*	385	7,962
Avidity Biosciences, Inc.*	357	7,922
Reata Pharmaceuticals, Inc. — Class A*	207	7,864
SpartanNash Co.	259	7,832
Rocket Pharmaceuticals, Inc.*	400	7,828
Recursion Pharmaceuticals, Inc. — Class A*	1,013	7,810
Utz Brands, Inc.	492	7,803
US Physical Therapy, Inc.	96	7,779
MoneyGram International, Inc.*	703	7,656
Ligand Pharmaceuticals, Inc. — Class B*	113	7,548
Cross Country Healthcare, Inc.*	274	7,280
Iovance Biotherapeutics, Inc.*	1,130	7,221
Crinetics Pharmaceuticals, Inc.*	394	7,210
Zentalis Pharmaceuticals, Inc.*	352	7,089
Imago Biosciences, Inc.*	197	7,082
Kymera Therapeutics, Inc.*	283	7,064
Perdoceo Education Corp.*	504	7,006
Arcellx, Inc.*	222	6,878
RadNet, Inc.*	365	6,873
Keros Therapeutics, Inc.*	143	6,867
Enanta Pharmaceuticals, Inc.*	147	6,838
REGENXBIO, Inc.*	301	6,827
SpringWorks Therapeutics, Inc.*	260	6,763
Aclaris Therapeutics, Inc.*	429	6,757
LeMaitre Vascular, Inc.	146	6,719
Healthcare Services Group, Inc.	555	6,660
Verve Therapeutics, Inc.*	341	6,598
Paragon 28, Inc.*	345	6,593
Biohaven Ltd.*	471	6,537
Geron Corp.*	2,691	6,512
Alphatec Holdings, Inc.*	523	6,459
Beauty Health Co.*	707	6,434
Adaptive Biotechnologies Corp.*	835	6,379
CRA International, Inc.	52	6,366
PROG Holdings, Inc.*	375	6,334
Avid Bioservices, Inc.*	458	6,307
Fate Therapeutics, Inc.*	623	6,286
Innoviva, Inc.*	474	6,281
SunOpta, Inc.*	732	6,178
Fresh Del Monte Produce, Inc.	229	5,997
Ideaya Biosciences, Inc.*	330	5,996
Bridgebio Pharma, Inc.*	784	5,974
Kura Oncology, Inc.*	475	5,895
Collegium Pharmaceutical, Inc.*	254	5,893
Quanex Building Products Corp.	248	5,873
Varex Imaging Corp.*	289	5,867
Treace Medical Concepts, Inc.*	250	5,747
First Advantage Corp.*	440	5,720
Udemy, Inc.*	541	5,708
Green Dot Corp. — Class A*	360	5,695
Beyond Meat, Inc.*,1	460	5,663
Atrion Corp.	10	5,594
National Healthcare Corp.	94	5,593
B&G Foods, Inc.[1]	500	5,575
Legalzoom.com, Inc.*	719	5,565
Krispy Kreme, Inc.	538	5,552
Cogent Biosciences, Inc.*	480	5,549
Deciphera Pharmaceuticals, Inc.*	337	5,523
Ventyx Biosciences, Inc.*	168	5,509
Deluxe Corp.	324	5,501
Cutera, Inc.*	124	5,483
John B Sanfilippo & Son, Inc.	67	5,448
Theravance Biopharma, Inc.*	482	5,408
ADMA Biologics, Inc.*	1,392	5,401
Inhibrx, Inc.*	219	5,396
Immunovant, Inc.*	300	5,325

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Repay Holdings Corp.*	656	$5,281
SP Plus Corp.*	150	5,208
Morphic Holding, Inc.*	193	5,163
Paya Holdings, Inc.*	656	5,163
4D Molecular Therapeutics, Inc.*	225	4,997
ViewRay, Inc.*	1,109	4,968
American Well Corp. — Class A*	1,718	4,862
Barrett Business Services, Inc.	52	4,851
Fulgent Genetics, Inc.*	161	4,795
Tootsie Roll Industries, Inc.	112	4,768
Agenus, Inc.*	1,976	4,742
Anavex Life Sciences Corp.*	511	4,732
Cerus Corp.*	1,293	4,719
TrueBlue, Inc.*	241	4,719
AnaptysBio, Inc.*	152	4,710
Cass Information Systems, Inc.	101	4,628
BioLife Solutions, Inc.*	253	4,605
Editas Medicine, Inc.*	518	4,595
Duckhorn Portfolio, Inc.*	277	4,590
Arcutis Biotherapeutics, Inc.*	309	4,573
Lyell Immunopharma, Inc.*	1,296	4,497
Heska Corp.*	72	4,476
USANA Health Sciences, Inc.*	84	4,469
Emergent BioSolutions, Inc.*	377	4,452
Day One Biopharmaceuticals, Inc.*	206	4,433
Resources Connection, Inc.	239	4,393
Coherus Biosciences, Inc.*	552	4,372
CareDx, Inc.*	381	4,347
Aurinia Pharmaceuticals, Inc.*	1,005	4,342
Provention Bio, Inc.*	407	4,302
Alector, Inc.*	466	4,301
Kelly Services, Inc. — Class A	253	4,276
DocGo, Inc.*	603	4,263
Franklin Covey Co.*	91	4,256
OrthoPediatrics Corp.*	106	4,211
Ennis, Inc.	190	4,210
23andMe Holding Co. — Class A*	1,935	4,180
Castle Biosciences, Inc.*	177	4,167
Hackett Group, Inc.	202	4,115
Heidrick & Struggles International, Inc.	146	4,084
Cardiovascular Systems, Inc.*	298	4,059
Community Health Systems, Inc.*	937	4,048
Point Biopharma Global, Inc.*	555	4,046
I3 Verticals, Inc. — Class A*	165	4,016
CTI BioPharma Corp.*	663	3,985
National Research Corp. — Class A	105	3,916
RAPT Therapeutics, Inc.*	195	3,861
ACCO Brands Corp.	689	3,851
AngioDynamics, Inc.*	279	3,842
Brookdale Senior Living, Inc. — Class A*	1,393	3,803
Mersana Therapeutics, Inc.*	648	3,797
Calavo Growers, Inc.	129	3,793
Nuvalent, Inc. — Class A*	127	3,782
ANI Pharmaceuticals, Inc.*	94	3,782
OPKO Health, Inc.*	3,025	3,781
Protagonist Therapeutics, Inc.*	345	3,764
Transcat, Inc.*	53	3,756
Allogene Therapeutics, Inc.*	597	3,755
Viad Corp.*	152	3,707
EQRx, Inc.*	1,506	3,705
Cimpress plc*	132	3,644
Cara Therapeutics, Inc.*	336	3,609
Nurix Therapeutics, Inc.*	325	3,569
MaxCyte, Inc.*	652	3,560
Bluebird Bio, Inc.*	513	3,550
Artivion, Inc.*	292	3,539
Senseonics Holdings, Inc.*	3,432	3,535
Quanterix Corp.*	254	3,518
V2X, Inc.*	85	3,510
2U, Inc.*	559	3,505
Kiniksa Pharmaceuticals Ltd. — Class A*	233	3,490
Mission Produce, Inc.*	300	3,486
Surmodics, Inc.*	102	3,480
iTeos Therapeutics, Inc.*	176	3,437
Riot Blockchain, Inc.*,1	1,012	3,431
SI-BONE, Inc.*	251	3,414
Inogen, Inc.*	172	3,390
Agiliti, Inc.*	206	3,360
Vital Farms, Inc.*	224	3,342
Target Hospitality Corp.*	219	3,316
Benson Hill, Inc.*	1,283	3,272
Multiplan Corp.*	2,831	3,256
Anika Therapeutics, Inc.*	109	3,226
Accolade, Inc.*	413	3,217
Bionano Genomics, Inc.*	2,187	3,193
Invitae Corp.*	1,707	3,175
ImmunityBio, Inc.*,1	613	3,108
Vanda Pharmaceuticals, Inc.*	416	3,074
Bioxcel Therapeutics, Inc.*	143	3,072
Nektar Therapeutics*	1,359	3,071
Forrester Research, Inc.*	85	3,040
Axogen, Inc.*	304	3,034
MacroGenics, Inc.*	452	3,033
Orthofix Medical, Inc.*	145	2,977
Seres Therapeutics, Inc.*	528	2,957
Tejon Ranch Co.*	156	2,939
Arcturus Therapeutics Holdings, Inc.*	173	2,934
Paysafe Ltd.*	211	2,933
Vita Coco Company, Inc.*	209	2,888
Esperion Therapeutics, Inc.*	459	2,860
Custom Truck One Source, Inc.*	447	2,825
SomaLogic, Inc.*	1,121	2,814
Albireo Pharma, Inc.*	129	2,788
NanoString Technologies, Inc.*	348	2,773
Central Garden & Pet Co.*	74	2,771
Carriage Services, Inc. — Class A	100	2,754
Atea Pharmaceuticals, Inc.*	572	2,751
Dyne Therapeutics, Inc.*	237	2,747
Sterling Check Corp.*	177	2,738
Sangamo Therapeutics, Inc.*	865	2,716
Aaron's Company, Inc.	227	2,713
Marathon Digital Holdings, Inc.*,1	790	2,702
LifeStance Health Group, Inc.*	541	2,672
Clover Health Investments Corp.*	2,852	2,651
Sana Biotechnology, Inc.*	667	2,635
2seventy bio, Inc.*	280	2,624
Utah Medical Products, Inc.	26	2,614

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Design Therapeutics, Inc.*	254	$2,606
SIGA Technologies, Inc.	353	2,598
OraSure Technologies, Inc.*	538	2,593
Veru, Inc.*	487	2,571
Tango Therapeutics, Inc.*	349	2,530
Sorrento Therapeutics, Inc.*	2,848	2,523
Sutro Biopharma, Inc.*	311	2,513
Caribou Biosciences, Inc.*	397	2,493
Butterfly Network, Inc.*	996	2,450
Turning Point Brands, Inc.	113	2,444
Seneca Foods Corp. — Class A*	40	2,438
Inovio Pharmaceuticals, Inc.*	1,555	2,426
PMV Pharmaceuticals, Inc.*	276	2,401
MiMedx Group, Inc.*	845	2,349
Cullinan Oncology, Inc.*	222	2,342
Kezar Life Sciences, Inc.*	329	2,316
Zynex, Inc.	166	2,309
BrightView Holdings, Inc.*	333	2,294
Liquidia Corp.*	358	2,280
Eagle Pharmaceuticals, Inc.*	78	2,280
ShotSpotter, Inc.*	67	2,267
Intercept Pharmaceuticals, Inc.*	183	2,264
Atara Biotherapeutics, Inc.*	688	2,257
Seer, Inc.*	386	2,239
Arlo Technologies, Inc.*	633	2,222
SeaSpine Holdings Corp.*	265	2,213
Nano-X Imaging Ltd.*	299	2,207
Mirum Pharmaceuticals, Inc.*	112	2,184
Oscar Health, Inc. — Class A*	885	2,177
Pulmonx Corp.*	256	2,158
Pennant Group, Inc.*	193	2,119
Erasca, Inc.*	486	2,095
Ocugen, Inc.*,1	1,603	2,084
Phibro Animal Health Corp. — Class A	153	2,052
Alta Equipment Group, Inc.	155	2,044
Aerovate Therapeutics, Inc.*	69	2,022
Vera Therapeutics, Inc.*	104	2,012
Edgewise Therapeutics, Inc.*	223	1,994
OmniAb, Inc.*	553	1,991
Evolus, Inc.*	265	1,990
Tarsus Pharmaceuticals, Inc.*	135	1,979
RxSight, Inc.*	154	1,951
Karyopharm Therapeutics, Inc.*	571	1,941
Phathom Pharmaceuticals, Inc.*	173	1,941
Rigel Pharmaceuticals, Inc.*	1,293	1,940
Heron Therapeutics, Inc.*	771	1,928
Adicet Bio, Inc.*	212	1,895
PetIQ, Inc.*	205	1,890
Arbutus Biopharma Corp.*	809	1,885
European Wax Center, Inc. — Class A	150	1,867
Fulcrum Therapeutics, Inc.*	256	1,864
C4 Therapeutics, Inc.*	315	1,858
CinCor Pharma, Inc.*	150	1,843
ALX Oncology Holdings, Inc.*	161	1,814
Kodiak Sciences, Inc.*	250	1,790
American Public Education, Inc.*	140	1,721
Janux Therapeutics, Inc.*	129	1,699
Nuvation Bio, Inc.*	872	1,674
Cue Health, Inc.*	807	1,670
Tactile Systems Technology, Inc.*	145	1,665
Cano Health, Inc.*	1,213	1,662
Monte Rosa Therapeutics, Inc.*	215	1,636
CareMax, Inc.*	447	1,632
HilleVax, Inc.*	97	1,623
Ocular Therapeutix, Inc.*	577	1,621
Universal Technical Institute, Inc.*	240	1,613
WW International, Inc.*	406	1,567
Willdan Group, Inc.*	87	1,553
Stoke Therapeutics, Inc.*	168	1,551
Amneal Pharmaceuticals, Inc.*	772	1,536
iRadimed Corp.	53	1,499
NGM Biopharmaceuticals, Inc.*	294	1,476
MeiraGTx Holdings plc*	226	1,474
Joint Corp.*	105	1,468
Village Super Market, Inc. — Class A	63	1,467
Honest Company, Inc.*	487	1,466
Zimvie, Inc.*	156	1,457
Nkarta, Inc.*	243	1,456
Aura Biosciences, Inc.*	137	1,438
Prime Medicine, Inc.*	77	1,431
Organogenesis Holdings, Inc.*	522	1,404
Aadi Bioscience, Inc.*	108	1,386
Distribution Solutions Group, Inc.*	37	1,364
Generation Bio Co.*	344	1,352
Y-mAbs Therapeutics, Inc.*	275	1,342
Kinnate Biopharma, Inc.*	219	1,336
Icosavax, Inc.*	167	1,326
Affimed N.V.*	1,065	1,321
Xeris Biopharma Holdings, Inc.*	992	1,319
Lifecore Biomedical, Inc.*	196	1,270
Quantum-Si, Inc.*	684	1,252
IGM Biosciences, Inc.*	73	1,242
Whole Earth Brands, Inc.*	305	1,241
KalVista Pharmaceuticals, Inc.*	183	1,237
Information Services Group, Inc.	263	1,210
Allovir, Inc.*	233	1,195
Chimerix, Inc.*	631	1,174
BRC, Inc. — Class A*	191	1,167
Precigen, Inc.*	756	1,149
Akoya Biosciences, Inc.*	118	1,129
Berkeley Lights, Inc.*	418	1,120
22nd Century Group, Inc.*,1	1,213	1,117
Alico, Inc.	46	1,098
Rent the Runway, Inc. — Class A*	350	1,067
HF Foods Group, Inc.*	262	1,064
Quad/Graphics, Inc.*	252	1,028
Innovage Holding Corp.*,1	143	1,027
Gossamer Bio, Inc.*	472	1,024
Lexicon Pharmaceuticals, Inc.*	515	984
Foghorn Therapeutics, Inc.*	151	963
Outlook Therapeutics, Inc.*	887	958
Bright Health Group, Inc.*	1,446	940
Spire Global, Inc.*	937	899
Vaxart, Inc.*	928	892
Alpine Immune Sciences, Inc.*	117	860
Nature's Sunshine Products, Inc.*	101	840

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Singular Genomics Systems, Inc.*	418	$840
Absci Corp.*	395	829
Vicarious Surgical, Inc.*	409	826
Athira Pharma, Inc.*	255	808
PepGen, Inc.*	60	802
Rallybio Corp.*	120	788
Vintage Wine Estates, Inc.*	240	782
Century Therapeutics, Inc.*	151	775
PFSweb, Inc.	123	756
Tyra Biosciences, Inc.*	98	745
Relmada Therapeutics, Inc.*	205	715
Priority Technology Holdings, Inc.*	134	705
EyePoint Pharmaceuticals, Inc.*	195	682
Praxis Precision Medicines, Inc.*	283	674
Nautilus Biotechnology, Inc.*	357	643
Inotiv, Inc.*	130	642
Theseus Pharmaceuticals, Inc.*	127	632
Natural Grocers by Vitamin Cottage, Inc.	69	631
Bioventus, Inc. — Class A*	237	619
Celularity, Inc.*	475	613
Moneylion, Inc.*	934	579
Invivyd, Inc.*	385	577
VBI Vaccines, Inc.*	1,444	565
Kronos Bio, Inc.*	305	494
Bakkt Holdings, Inc.*,1	402	478
Tattooed Chef, Inc.*	367	451
Tenaya Therapeutics, Inc.*	209	420
Beachbody Company, Inc.*	784	412
Thorne HealthTech, Inc.*	103	374
Eiger BioPharmaceuticals, Inc.*	306	361
Jounce Therapeutics, Inc.*	316	351
AirSculpt Technologies, Inc.	93	344
Pardes Biosciences, Inc.*	200	338
P3 Health Partners, Inc.*	182	335
Instil Bio, Inc.*	521	328
AN2 Therapeutics, Inc.*,1	34	324
Sema4 Holdings Corp.*	1,184	312
AppHarvest, Inc.*	526	298
CompoSecure, Inc.*	57	280
Humacyte, Inc.*	132	279
Aveanna Healthcare Holdings, Inc.*	334	260
Alpha Teknova, Inc.*	46	259
Bird Global, Inc. — Class A*	1,284	231
Oncology Institute, Inc.*	133	219
Babylon Holdings Ltd. — Class A*	32	216
MarketWise, Inc.*	128	215
Science 37 Holdings, Inc.*	466	193
Local Bounti Corp.*	133	185
ATI Physical Therapy, Inc.*	560	171
Talaris Therapeutics, Inc.*	166	169
Cipher Mining, Inc.*	293	164
Enochian Biosciences, Inc.*	148	152
VistaGen Therapeutics, Inc.*	1,459	150
GreenLight Biosciences Holdings PBC*,1	100	118
Wejo Group Ltd.*	172	83
Owlet, Inc.*	123	69
Tricida, Inc.*	249	38
Tenon Medical, Inc.*	24	38
Greenidge Generation Holdings, Inc.*,1	94	27
Leafly Holdings, Inc.*	32	21
Gelesis Holdings, Inc.*	70	20
Boxed, Inc.*	82	16
Ligand Pharmaceuticals Inc*,††	43	–
Ligand Pharmaceuticals Inc*,††	43	–
Total Consumer, Non-cyclical		4,052,973
Financial - 14.7%
Agree Realty Corp. REIT	651	46,175
STAG Industrial, Inc. REIT	1,343	43,392
SouthState Corp.	558	42,609
Kinsale Capital Group, Inc.	162	42,366
Glacier Bancorp, Inc.	827	40,870
Selective Insurance Group, Inc.	447	39,609
United Bankshares, Inc.	978	39,599
Old National Bancorp	2,197	39,502
RLI Corp.	291	38,200
Valley National Bancorp	3,228	36,509
Kite Realty Group Trust REIT	1,632	34,354
Cadence Bank	1,359	33,513
First Financial Bankshares, Inc.	974	33,506
Ryman Hospitality Properties, Inc. REIT	403	32,957
Houlihan Lokey, Inc.	375	32,685
Home BancShares, Inc.	1,399	31,883
Terreno Realty Corp. REIT	557	31,677
Hancock Whitney Corp.	646	31,260
Essent Group Ltd.	790	30,715
Independent Bank Corp.	343	28,959
Independence Realty Trust, Inc. REIT	1,661	28,004
UMB Financial Corp.	330	27,562
Phillips Edison & Company, Inc. REIT	849	27,032
Blackstone Mortgage Trust, Inc. — Class A REIT	1,276	27,013
United Community Banks, Inc.	797	26,939
PotlatchDeltic Corp. REIT	596	26,218
ServisFirst Bancshares, Inc.	376	25,910
Associated Banc-Corp.	1,118	25,815
CVB Financial Corp.	999	25,724
First Interstate BancSystem, Inc. — Class A	665	25,702
Apple Hospitality REIT, Inc.	1,612	25,437
Community Bank System, Inc.	400	25,180
Essential Properties Realty Trust, Inc. REIT	1,053	24,714
Physicians Realty Trust REIT	1,686	24,396
American Equity Investment Life Holding Co.	527	24,042
Ameris Bancorp	496	23,381
Federated Hermes, Inc. — Class B	640	23,238
Texas Capital Bancshares, Inc.*	375	22,616
Radian Group, Inc.	1,172	22,350
Pacific Premier Bancorp, Inc.	702	22,155
Cathay General Bancorp	540	22,027
Corporate Office Properties Trust REIT	844	21,893
Sabra Health Care REIT, Inc.	1,729	21,491
Innovative Industrial Properties, Inc. REIT	208	21,081
Mr Cooper Group, Inc.*	516	20,707

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
WSFS Financial Corp.	456	$20,675
Fulton Financial Corp.	1,215	20,448
LXP Industrial Trust REIT	2,025	20,291
Broadstone Net Lease, Inc. REIT	1,250	20,263
Eastern Bankshares, Inc.	1,169	20,165
SITE Centers Corp. REIT	1,459	19,930
BankUnited, Inc.	583	19,805
Atlantic Union Bankshares Corp.	561	19,714
Simmons First National Corp. — Class A	905	19,530
Genworth Financial, Inc. — Class A*	3,683	19,483
Equity Commonwealth REIT	780	19,477
CNO Financial Group, Inc.	850	19,422
Enstar Group Ltd.*	84	19,407
Jackson Financial, Inc. — Class A	557	19,378
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	639	18,518
International Bancshares Corp.	401	18,350
Moelis & Co. — Class A	478	18,341
Outfront Media, Inc. REIT	1,097	18,188
Macerich Co. REIT	1,614	18,174
Walker & Dunlop, Inc.	230	18,050
McGrath RentCorp	182	17,971
Columbia Banking System, Inc.	590	17,777
First Merchants Corp.	429	17,636
First BanCorp	1,356	17,248
Hamilton Lane, Inc. — Class A	265	16,928
First Financial Bancorp	698	16,913
Piper Sandler Cos.	127	16,534
Axos Financial, Inc.*	429	16,396
Arbor Realty Trust, Inc. REIT	1,237	16,316
Washington Federal, Inc.	486	16,305
National Health Investors, Inc. REIT	311	16,240
Focus Financial Partners, Inc. — Class A*	435	16,212
Banner Corp.	256	16,179
Independent Bank Group, Inc.	268	16,101
Trustmark Corp.	459	16,024
WesBanco, Inc.	426	15,753
TowneBank	505	15,574
Four Corners Property Trust, Inc. REIT	598	15,506
Renasant Corp.	410	15,412
Sunstone Hotel Investors, Inc. REIT	1,589	15,350
Park National Corp.	108	15,201
Cushman & Wakefield plc*	1,191	14,840
Heartland Financial USA, Inc.	308	14,359
Seacoast Banking Corporation of Florida	453	14,129
Bread Financial Holdings, Inc.	375	14,123
Stock Yards Bancorp, Inc.	215	13,971
Kennedy-Wilson Holdings, Inc.	885	13,921
Trupanion, Inc.*	292	13,879
Tanger Factory Outlet Centers, Inc. REIT	760	13,634
NBT Bancorp, Inc.	313	13,590
Retail Opportunity Investments Corp. REIT	904	13,587
CareTrust REIT, Inc.	724	13,452
Lakeland Financial Corp.	184	13,426
Artisan Partners Asset Management, Inc. — Class A	450	13,365
Navient Corp.	793	13,045
PJT Partners, Inc. — Class A	177	13,043
Pebblebrook Hotel Trust REIT	973	13,028
BancFirst Corp.	147	12,962
Enterprise Financial Services Corp.	264	12,925
DiamondRock Hospitality Co. REIT	1,572	12,875
NMI Holdings, Inc. — Class A*	611	12,770
RLJ Lodging Trust REIT	1,202	12,729
Northwest Bancshares, Inc.	910	12,722
StoneX Group, Inc.*	129	12,294
Cohen & Steers, Inc.	190	12,266
Urban Edge Properties REIT	857	12,075
InvenTrust Properties Corp. REIT	508	12,024
TriCo Bancshares	234	11,932
Bancorp, Inc.*	413	11,721
Provident Financial Services, Inc.	548	11,705
Elme Communities REIT	655	11,659
Sandy Spring Bancorp, Inc.	327	11,520
Horace Mann Educators Corp.	308	11,510
Westamerica BanCorp	195	11,507
Apollo Commercial Real Estate Finance, Inc. REIT	1,054	11,341
First Bancorp	264	11,310
Xenia Hotels & Resorts, Inc. REIT	857	11,295
PennyMac Financial Services, Inc.	199	11,275
Hilltop Holdings, Inc.	374	11,224
Hope Bancorp, Inc.	868	11,119
Bank of NT Butterfield & Son Ltd.	372	11,089
Veritex Holdings, Inc.	394	11,064
BRP Group, Inc. — Class A*	436	10,961
Getty Realty Corp. REIT	316	10,697
Cannae Holdings, Inc.*	517	10,676
Eagle Bancorp, Inc.	238	10,489
Veris Residential, Inc. REIT*	645	10,275
LTC Properties, Inc. REIT	289	10,268
City Holding Co.	110	10,240
Two Harbors Investment Corp. REIT	647	10,203
Alexander & Baldwin, Inc. REIT	543	10,170
Claros Mortgage Trust, Inc.	689	10,135
Flywire Corp.*	413	10,106
Stellar Bancorp, Inc.	340	10,016
Acadia Realty Trust REIT	698	10,016
S&T Bancorp, Inc.	293	10,015
St. Joe Co.	258	9,972
Virtus Investment Partners, Inc.	52	9,955
StepStone Group, Inc. — Class A	395	9,946
Nelnet, Inc. — Class A	109	9,892
Berkshire Hills Bancorp, Inc.	330	9,867
Uniti Group, Inc. REIT	1,778	9,832
Global Net Lease, Inc. REIT	781	9,817
American Assets Trust, Inc. REIT	370	9,805
First Commonwealth Financial Corp.	700	9,779

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Easterly Government Properties, Inc. REIT	683	$9,746
PRA Group, Inc.*	288	9,729
FB Financial Corp.	268	9,686
OFG Bancorp	349	9,618
Chimera Investment Corp. REIT	1,742	9,581
First Busey Corp.	387	9,567
Pathward Financial, Inc.	215	9,256
OceanFirst Financial Corp.	435	9,244
National Bank Holdings Corp. — Class A	219	9,213
BGC Partners, Inc. — Class A	2,394	9,025
Safety Insurance Group, Inc.	107	9,016
Blucora, Inc.*	353	9,012
Enova International, Inc.*	234	8,979
Service Properties Trust REIT	1,231	8,974
Employers Holdings, Inc.	204	8,798
Stewart Information Services Corp.	201	8,589
Triumph Financial, Inc.*	175	8,552
Ladder Capital Corp. — Class A REIT	851	8,544
Encore Capital Group, Inc.*	177	8,485
Piedmont Office Realty Trust, Inc. — Class A REIT	921	8,446
Capitol Federal Financial, Inc.	974	8,425
Southside Bancshares, Inc.	229	8,242
Paramount Group, Inc. REIT	1,384	8,221
Palomar Holdings, Inc.*	182	8,219
Lakeland Bancorp, Inc.	466	8,206
Compass Diversified Holdings	450	8,204
PennyMac Mortgage Investment Trust REIT	662	8,202
Franklin BSP Realty Trust, Inc. REIT	631	8,140
Tompkins Financial Corp.	104	8,068
Newmark Group, Inc. — Class A	1,006	8,018
Apartment Investment and Management Co. — Class A REIT	1,122	7,989
Brookline Bancorp, Inc.	563	7,966
Heritage Financial Corp.	259	7,936
Brandywine Realty Trust REIT	1,272	7,823
Dime Community Bancshares, Inc.	244	7,767
German American Bancorp, Inc.	207	7,721
Farmer Mac — Class C	68	7,664
Cowen, Inc. — Class A	197	7,608
MFA Financial, Inc. REIT	769	7,575
NETSTREIT Corp. REIT	410	7,515
Preferred Bank/Los Angeles CA	100	7,462
AMERISAFE, Inc.	143	7,432
Live Oak Bancshares, Inc.	245	7,399
NexPoint Residential Trust, Inc. REIT	170	7,398
Nicolet Bankshares, Inc.*	92	7,341
Premier Financial Corp.	265	7,147
ProAssurance Corp.	404	7,058
New York Mortgage Trust, Inc. REIT	2,755	7,053
Mercury General Corp.	200	6,840
Empire State Realty Trust, Inc. — Class A REIT	1,010	6,807
Centerspace REIT	115	6,747
ConnectOne Bancorp, Inc.	278	6,730
LendingClub Corp.*	758	6,670
Radius Global Infrastructure, Inc. — Class A*	554	6,548
Customers Bancorp, Inc.*	229	6,490
1st Source Corp.	121	6,424
Community Healthcare Trust, Inc. REIT	178	6,372
Marcus & Millichap, Inc.	184	6,339
Banc of California, Inc.	395	6,292
RPT Realty REIT	625	6,275
Origin Bancorp, Inc.	168	6,166
Argo Group International Holdings Ltd.	238	6,152
Washington Trust Bancorp, Inc.	128	6,039
UMH Properties, Inc. REIT	371	5,973
QCR Holdings, Inc.	120	5,957
Ready Capital Corp. REIT	533	5,938
Necessity Retail REIT, Inc.	1,001	5,936
KKR Real Estate Finance Trust, Inc. REIT	425	5,933
Peoples Bancorp, Inc.	208	5,876
International Money Express, Inc.*	240	5,849
Ambac Financial Group, Inc.*	332	5,790
Armada Hoffler Properties, Inc. REIT	503	5,785
James River Group Holdings Ltd.	275	5,750
Safehold, Inc. REIT	200	5,724
Univest Financial Corp.	219	5,722
Heritage Commerce Corp.	440	5,720
Redwood Trust, Inc. REIT	843	5,699
eXp World Holdings, Inc.	513	5,684
Summit Hotel Properties, Inc. REIT	785	5,668
Hanmi Financial Corp.	227	5,618
Amerant Bancorp, Inc.	208	5,583
WisdomTree, Inc.	1,021	5,564
Columbia Financial, Inc.*	255	5,513
ARMOUR Residential REIT, Inc.	979	5,512
First Foundation, Inc.	383	5,488
Enact Holdings, Inc.	225	5,427
Plymouth Industrial REIT, Inc.	282	5,409
Bank First Corp.	58	5,384
Community Trust Bancorp, Inc.	117	5,374
Gladstone Commercial Corp. REIT	285	5,273
Ellington Financial, Inc. REIT	426	5,270
TrustCo Bank Corporation NY	140	5,263
B Riley Financial, Inc.	153	5,233
Anywhere Real Estate, Inc.*	800	5,112
Northfield Bancorp, Inc.	324	5,097
Old Second Bancorp, Inc.	317	5,085
Brightsphere Investment Group, Inc.	242	4,980
Goosehead Insurance, Inc. — Class A*	143	4,911
Peapack-Gladstone Financial Corp.	130	4,839
Office Properties Income Trust REIT	359	4,793
National Western Life Group, Inc. — Class A	17	4,777

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Lemonade, Inc.*	348	$4,761
First Bancshares, Inc.	147	4,705
HarborOne Bancorp, Inc.	334	4,643
MBIA, Inc.*	360	4,626
Kearny Financial Corp.	453	4,598
CBL & Associates Properties, Inc. REIT	199	4,593
Universal Health Realty Income Trust REIT	96	4,582
Horizon Bancorp, Inc.	302	4,554
Metropolitan Bank Holding Corp.*	77	4,518
Camden National Corp.	108	4,503
First Mid Bancshares, Inc.	140	4,491
Compass, Inc. — Class A*	1,907	4,443
Gladstone Land Corp. REIT	241	4,422
Chatham Lodging Trust REIT	359	4,405
United Fire Group, Inc.	160	4,378
BrightSpire Capital, Inc. REIT	702	4,373
Global Medical REIT, Inc.	457	4,332
Cambridge Bancorp	51	4,236
Midland States Bancorp, Inc.	159	4,233
CrossFirst Bankshares, Inc.*	341	4,232
Byline Bancorp, Inc.	184	4,226
Urstadt Biddle Properties, Inc. — Class A REIT	223	4,226
Great Southern Bancorp, Inc.	70	4,164
Farmland Partners, Inc. REIT	332	4,137
Flushing Financial Corp.	213	4,128
Central Pacific Financial Corp.	203	4,117
Silvergate Capital Corp. — Class A*,1	235	4,089
SiriusPoint Ltd.*	690	4,071
Diamond Hill Investment Group, Inc.	22	4,070
First Community Bankshares, Inc.	120	4,068
Dynex Capital, Inc. REIT	309	3,930
Mercantile Bank Corp.	115	3,850
Bank of Marin Bancorp	117	3,847
First Financial Corp.	83	3,825
iStar, Inc. REIT	490	3,739
Equity Bancshares, Inc. — Class A	114	3,724
Coastal Financial Corp.*	78	3,707
AssetMark Financial Holdings, Inc.*	161	3,703
HomeStreet, Inc.	134	3,696
Brookfield Business Corp. — Class A	195	3,664
Orion Office REIT, Inc.	427	3,647
Independent Bank Corp.	151	3,612
Saul Centers, Inc. REIT	88	3,580
Bar Harbor Bankshares	111	3,556
Arrow Financial Corp.	104	3,526
Alexander's, Inc. REIT	16	3,521
Business First Bancshares, Inc.	159	3,520
TPG RE Finance Trust, Inc. REIT	516	3,504
Broadmark Realty Capital, Inc. REIT	976	3,475
Whitestone REIT — Class B	350	3,374
MidWestOne Financial Group, Inc.	106	3,365
Redfin Corp.*	786	3,333
Farmers National Banc Corp.	236	3,332
Victory Capital Holdings, Inc. — Class A	123	3,300
Capital City Bank Group, Inc.	101	3,282
Ares Commercial Real Estate Corp. REIT	317	3,262
RMR Group, Inc. — Class A	115	3,249
Mid Penn Bancorp, Inc.	107	3,207
SmartFinancial, Inc.	116	3,190
Invesco Mortgage Capital, Inc. REIT	249	3,170
West BanCorp, Inc.	121	3,092
EZCORP, Inc. — Class A*	374	3,048
Metrocity Bankshares, Inc.	140	3,028
Carter Bankshares, Inc.*	182	3,019
First of Long Island Corp.	165	2,970
American National Bankshares, Inc.	78	2,881
CNB Financial Corp.	121	2,879
Merchants Bancorp	118	2,870
Orchid Island Capital, Inc. REIT	267	2,804
Hingham Institution For Savings The	10	2,760
Financial Institutions, Inc.	113	2,753
One Liberty Properties, Inc. REIT	122	2,711
Southern Missouri Bancorp, Inc.	59	2,704
Bridgewater Bancshares, Inc.*	152	2,696
Peoples Financial Services Corp.	52	2,696
Perella Weinberg Partners	275	2,695
FRP Holdings, Inc.*	50	2,693
Capstar Financial Holdings, Inc.	152	2,684
Alerus Financial Corp.	114	2,662
Republic Bancorp, Inc. — Class A	65	2,660
Oppenheimer Holdings, Inc. — Class A	62	2,625
Southern First Bancshares, Inc.*	57	2,608
HomeTrust Bancshares, Inc.	107	2,586
Citizens & Northern Corp.	113	2,583
Five Star Bancorp	94	2,561
City Office REIT, Inc.	305	2,556
RE/MAX Holdings, Inc. — Class A	137	2,554
Indus Realty Trust, Inc. REIT	40	2,540
Blue Foundry Bancorp*	196	2,519
Waterstone Financial, Inc.	144	2,483
John Marshall Bancorp, Inc.	86	2,475
Farmers & Merchants Bancorp Incorporated/Archbold OH	91	2,473
Enterprise Bancorp, Inc.	70	2,471
ACNB Corp.	62	2,468
Tiptree, Inc. — Class A	176	2,436
Amalgamated Financial Corp.	104	2,396
CTO Realty Growth, Inc. REIT	131	2,395
Civista Bancshares, Inc.	108	2,377
GCM Grosvenor, Inc. — Class A	308	2,344
Shore Bancshares, Inc.	133	2,318
Douglas Elliman, Inc.	566	2,303
RBB Bancorp	110	2,293
Esquire Financial Holdings, Inc.	52	2,250
Home Bancorp, Inc.	55	2,202
Sierra Bancorp	103	2,188
First Bancorp, Inc.	73	2,186

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Macatawa Bank Corp.	197	$2,173
First Business Financial Services, Inc.	59	2,156
Guaranty Bancshares, Inc.	61	2,113
Braemar Hotels & Resorts, Inc. REIT	513	2,108
Granite Point Mortgage Trust, Inc. REIT	389	2,085
Universal Insurance Holdings, Inc.	196	2,076
Summit Financial Group, Inc.	83	2,066
South Plains Financial, Inc.	75	2,065
Northeast Bank	49	2,063
Franklin Street Properties Corp. REIT	740	2,020
Hersha Hospitality Trust — Class A REIT	235	2,002
Primis Financial Corp.	166	1,967
BCB Bancorp, Inc.	108	1,943
Postal Realty Trust, Inc. — Class A REIT	133	1,932
World Acceptance Corp.*	29	1,912
HCI Group, Inc.	48	1,900
AFC Gamma, Inc. REIT	118	1,856
NerdWallet, Inc. — Class A*	192	1,843
BayCom Corp.	95	1,803
PCSB Financial Corp.	94	1,790
Orrstown Financial Services, Inc.	77	1,783
Third Coast Bancshares, Inc.*	96	1,769
BRT Apartments Corp. REIT	89	1,748
FVCBankcorp, Inc.*	90	1,716
LendingTree, Inc.*	79	1,685
Red River Bancshares, Inc.	33	1,685
MVB Financial Corp.	76	1,674
Sculptor Capital Management, Inc.	192	1,663
First Western Financial, Inc.*	59	1,661
First Internet Bancorp	66	1,602
Regional Management Corp.	57	1,601
Blue Ridge Bankshares, Inc.	128	1,599
Greenlight Capital Re Ltd. — Class A*	196	1,597
First Bank/Hamilton NJ	116	1,596
Industrial Logistics Properties Trust REIT	487	1,592
Hippo Holdings, Inc.*	117	1,591
Capital Bancorp, Inc.	67	1,577
Parke Bancorp, Inc.	76	1,576
Donegal Group, Inc. — Class A	111	1,576
Colony Bankcorp, Inc.	123	1,561
PCB Bancorp	87	1,539
HBT Financial, Inc.	76	1,487
Investors Title Co.	10	1,475
Unity Bancorp, Inc.	53	1,448
Greene County Bancorp, Inc.	25	1,435
Silvercrest Asset Management Group, Inc. — Class A	74	1,389
Legacy Housing Corp.*	66	1,251
Bankwell Financial Group, Inc.	42	1,236
Luther Burbank Corp.	111	1,233
Ashford Hospitality Trust, Inc. REIT*	258	1,153
Diversified Healthcare Trust REIT	1,782	1,153
Oportun Financial Corp.*	208	1,146
First Guaranty Bancshares, Inc.	45	1,055
Trean Insurance Group, Inc.*	169	1,014
Pioneer Bancorp, Inc.*	87	992
USCB Financial Holdings, Inc.*	81	988
Nexpoint Real Estate Finance, Inc. REIT	58	922
eHealth, Inc.*	183	886
Stratus Properties, Inc.	44	849
Atlanticus Holdings Corp.*	32	838
NI Holdings, Inc.*	63	836
Provident Bancorp, Inc.	108	786
Sterling Bancorp, Inc.*	128	780
Republic First Bancorp, Inc.*	362	778
Chicago Atlantic Real Estate Finance, Inc.	49	738
Selectquote, Inc.*	1,002	673
Crawford & Co. — Class A	119	662
Consumer Portfolio Services, Inc.*	70	620
Velocity Financial, Inc.*	64	618
Curo Group Holdings Corp.*	165	586
Clipper Realty, Inc. REIT	90	576
Associated Capital Group, Inc. — Class A	13	546
Bluerock Homes Trust, Inc.*	25	533
Doma Holdings, Inc.*	1,026	465
SWK Holdings Corp.*	26	459
Angel Oak Mortgage, Inc. REIT	89	421
Transcontinental Realty Investors, Inc.*	9	398
Finance of America Companies, Inc. — Class A*	291	370
American Realty Investors, Inc.*	11	282
Root, Inc. — Class A*	56	251
Offerpad Solutions, Inc.*	511	235
Sunlight Financial Holdings, Inc.*	182	235
OppFi, Inc.*	100	205
Applied Digital Corp.*	60	110
Home Point Capital, Inc.*	59	81
Cryptyde, Inc.*	130	25
Total Financial		3,991,440
Industrial - 8.8%
EMCOR Group, Inc.	352	52,135
RBC Bearings, Inc.*	212	44,382
Saia, Inc.*	198	41,517
Exponent, Inc.	381	37,753
Fluor Corp.*	1,066	36,948
Chart Industries, Inc.*	318	36,643
Applied Industrial Technologies, Inc.	287	36,171
Novanta, Inc.*	266	36,142
UFP Industries, Inc.	448	35,504
Fabrinet*	275	35,260
Atkore, Inc.*	309	35,047
Evoqua Water Technologies Corp.*	881	34,888
Aerojet Rocketdyne Holdings, Inc.*	595	33,278
Comfort Systems USA, Inc.	266	30,611
Watts Water Technologies, Inc. — Class A	205	29,977

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Casella Waste Systems, Inc. — Class A*	374	$29,662
Altra Industrial Motion Corp.	487	29,098
Simpson Manufacturing Company, Inc.	318	28,194
GATX Corp.	261	27,755
Franklin Electric Company, Inc.	345	27,514
Bloom Energy Corp. — Class A*	1,318	25,200
Summit Materials, Inc. — Class A*	885	25,128
AAON, Inc.	329	24,780
Mueller Industries, Inc.	419	24,721
Sanmina Corp.*	427	24,463
Advanced Energy Industries, Inc.	282	24,190
Badger Meter, Inc.	219	23,877
Albany International Corp. — Class A	234	23,070
Belden, Inc.	316	22,720
EnerSys	306	22,595
Cactus, Inc. — Class A	442	22,215
Hillenbrand, Inc.	519	22,146
John Bean Technologies Corp.	237	21,645
SPX Technologies, Inc.*	328	21,533
Terex Corp.	500	21,360
Plexus Corp.*	206	21,203
Atlas Air Worldwide Holdings, Inc.*	210	21,168
Forward Air Corp.	201	21,083
Vishay Intertechnology, Inc.	967	20,858
Federal Signal Corp.	448	20,819
Boise Cascade Co.	296	20,326
Dycom Industries, Inc.*	216	20,218
Arcosa, Inc.	363	19,725
Zurn Elkay Water Solutions Corp.	930	19,670
O-I Glass, Inc.*	1,166	19,321
Werner Enterprises, Inc.	475	19,123
Hub Group, Inc. — Class A*	240	19,078
Moog, Inc. — Class A	215	18,868
Scorpio Tankers, Inc.	350	18,819
Trinity Industries, Inc.	616	18,215
Encore Wire Corp.	132	18,158
Matson, Inc.	278	17,378
Golar LNG Ltd.*	756	17,229
Itron, Inc.*	338	17,120
EnPro Industries, Inc.	156	16,956
ESCO Technologies, Inc.	193	16,895
Energizer Holdings, Inc.	500	16,775
Brady Corp. — Class A	342	16,108
AeroVironment, Inc.*	185	15,847
Kadant, Inc.	87	15,454
Barnes Group, Inc.	367	14,992
Kennametal, Inc.	610	14,677
Masonite International Corp.*	167	13,462
International Seaways, Inc.	362	13,401
Materion Corp.	153	13,389
NV5 Global, Inc.*	101	13,364
Lindsay Corp.	82	13,354
Helios Technologies, Inc.	244	13,283
Frontdoor, Inc.*	620	12,896
ArcBest Corp.	183	12,817
CSW Industrials, Inc.	109	12,636
Mueller Water Products, Inc. — Class A	1,168	12,568
Greif, Inc. — Class A	185	12,406
Griffon Corp.	345	12,348
Worthington Industries, Inc.	235	11,682
Granite Construction, Inc.	331	11,608
TTM Technologies, Inc.*	759	11,446
AAR Corp.*	253	11,360
Frontline plc*	934	11,339
MYR Group, Inc.*	123	11,325
Air Transport Services Group, Inc.*	430	11,171
Knowles Corp.*	671	11,018
Enerpac Tool Group Corp.	426	10,842
Alamo Group, Inc.	75	10,620
Gibraltar Industries, Inc.*	231	10,598
Enovix Corp.*	815	10,138
OSI Systems, Inc.*	121	9,622
Kratos Defense & Security Solutions, Inc.*	926	9,556
CTS Corp.	238	9,382
Montrose Environmental Group, Inc.*	206	9,144
Standex International Corp.	89	9,114
DHT Holdings, Inc.	1,026	9,111
Vicor Corp.*	165	8,869
TriMas Corp.	314	8,710
Primoris Services Corp.	397	8,710
Marten Transport Ltd.	437	8,644
Tennant Co.	139	8,558
Energy Recovery, Inc.*	412	8,442
Xometry, Inc. — Class A*	253	8,154
Greenbrier Companies, Inc.	239	8,013
Golden Ocean Group Ltd.	920	7,995
Construction Partners, Inc. — Class A*	299	7,980
SFL Corporation Ltd.	861	7,938
PGT Innovations, Inc.*	433	7,777
Modine Manufacturing Co.*	373	7,408
AZZ, Inc.	184	7,397
Apogee Enterprises, Inc.	166	7,380
LSB Industries, Inc.*	550	7,315
Hillman Solutions Corp.*	1,008	7,268
Sterling Infrastructure, Inc.*	219	7,183
FLEX LNG Ltd.	214	6,996
Benchmark Electronics, Inc.	262	6,993
Astec Industries, Inc.	171	6,953
GrafTech International Ltd.	1,452	6,912
Columbus McKinnon Corp.	210	6,819
Matthews International Corp. — Class A	224	6,819
Mirion Technologies, Inc.*	1,026	6,782
Sturm Ruger & Company, Inc.	129	6,530
Joby Aviation, Inc.*	1,882	6,305
Mesa Laboratories, Inc.	37	6,150
American Woodmark Corp.*	124	6,059
Myers Industries, Inc.	272	6,047
Napco Security Technologies, Inc.*	220	6,046
JELD-WEN Holding, Inc.*	625	6,031
Rocket Lab USA, Inc.*	1,596	6,017
UFP Technologies, Inc.*	51	6,012
TimkenSteel Corp.*	329	5,978
Janus International Group, Inc.*	612	5,826

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
CryoPort, Inc.*	328	$5,691
Ichor Holdings Ltd.*	210	5,632
PureCycle Technologies, Inc.*	796	5,381
Heartland Express, Inc.	350	5,369
Teekay Tankers Ltd. — Class A*	171	5,269
Proto Labs, Inc.*	206	5,259
Triumph Group, Inc.*	480	5,050
Eagle Bulk Shipping, Inc.	101	5,044
Thermon Group Holdings, Inc.*	248	4,980
Chase Corp.	56	4,831
GoPro, Inc. — Class A*	968	4,821
Kaman Corp.	210	4,683
Li-Cycle Holdings Corp.*,1	977	4,651
Dorian LPG Ltd.	230	4,358
Gorman-Rupp Co.	170	4,355
Nordic American Tankers Ltd.	1,396	4,272
Stoneridge, Inc.*	197	4,247
Genco Shipping & Trading Ltd.	275	4,224
Ducommun, Inc.*	83	4,147
Kimball Electronics, Inc.*	180	4,066
FARO Technologies, Inc.*	137	4,029
Insteel Industries, Inc.	140	3,853
Heritage-Crystal Clean, Inc.*	117	3,800
Ardmore Shipping Corp.*	261	3,761
Harsco Corp.*	588	3,698
Argan, Inc.	100	3,688
Pactiv Evergreen, Inc.	324	3,681
Costamare, Inc.	396	3,675
Vishay Precision Group, Inc.*	93	3,594
Ryerson Holding Corp.	118	3,571
nLight, Inc.*	329	3,336
Allied Motion Technologies, Inc.	95	3,307
CIRCOR International, Inc.*	138	3,306
DXP Enterprises, Inc.*	114	3,141
Greif, Inc. — Class B	40	3,129
Smith & Wesson Brands, Inc.	340	2,951
Blink Charging Co.*,1	268	2,940
Great Lakes Dredge & Dock Corp.*	490	2,916
MicroVision, Inc.*	1,240	2,914
Luxfer Holdings plc	203	2,785
National Presto Industries, Inc.	38	2,602
Centrus Energy Corp. — Class A*	79	2,566
Babcock & Wilcox Enterprises, Inc.*	443	2,556
Northwest Pipe Co.*	73	2,460
Olympic Steel, Inc.	72	2,418
NuScale Power Corp.*	235	2,411
Powell Industries, Inc.	68	2,392
Covenant Logistics Group, Inc. — Class A	69	2,385
Manitowoc Company, Inc.*	260	2,382
Tutor Perini Corp.*	315	2,378
Teekay Corp.*	523	2,374
Cadre Holdings, Inc.	117	2,356
Comtech Telecommunications Corp.	194	2,355
IES Holdings, Inc.*	65	2,312
Omega Flex, Inc.	24	2,240
SmartRent, Inc.*	887	2,155
Tredegar Corp.	204	2,085
Hyster-Yale Materials Handling, Inc.	81	2,050
Park Aerospace Corp.	147	1,971
Sight Sciences, Inc.*	161	1,966
Astronics Corp.*	189	1,947
AerSale Corp.*	119	1,930
Ranpak Holdings Corp.*	326	1,881
Universal Logistics Holdings, Inc.	54	1,806
Daseke, Inc.*	305	1,735
Archer Aviation, Inc. — Class A*	881	1,647
Evolv Technologies Holdings, Inc.*	630	1,632
Safe Bulkers, Inc.	549	1,598
Pure Cycle Corp.*	146	1,530
ESS Tech, Inc.*	604	1,468
Radiant Logistics, Inc.*	284	1,446
Eastman Kodak Co.*	428	1,305
PAM Transportation Services, Inc.*	49	1,269
908 Devices, Inc.*	164	1,250
Identiv, Inc.*	165	1,195
Concrete Pumping Holdings, Inc.*	197	1,152
AMMO, Inc.*	655	1,133
Akoustis Technologies, Inc.*	389	1,097
Latham Group, Inc.*	323	1,040
Caesarstone Ltd.	170	971
Charge Enterprises, Inc.*	765	948
Transphorm, Inc.*	156	849
Turtle Beach Corp.*	116	832
View, Inc.*	838	809
Atlas Technical Consultants, Inc.*	131	675
Karat Packaging, Inc.	42	603
Hydrofarm Holdings Group, Inc.*	327	507
Astra Space, Inc.*	1,046	454
NL Industries, Inc.	63	429
Momentus, Inc.*	408	318
Sarcos Technology and Robotics Corp.*	537	301
Redwire Corp.*	145	287
Berkshire Grey, Inc.*	366	221
Fathom Digital Manufacturing C*	73	96
AEye, Inc.*	198	95
Total Industrial		2,395,496
Consumer, Cyclical - 7.1%
Crocs, Inc.*	452	49,010
Texas Roadhouse, Inc. — Class A	502	45,657
Murphy USA, Inc.	156	43,608
Light & Wonder, Inc. — Class A*	703	41,196
Wingstop, Inc.	223	30,689
Academy Sports & Outdoors, Inc.	577	30,316
Asbury Automotive Group, Inc.*	166	29,755
Fox Factory Holding Corp.*	318	29,011
Visteon Corp.*	208	27,213
Meritage Homes Corp.*	272	25,078
Adient plc*	711	24,665
Hilton Grand Vacations, Inc.*	639	24,627
FirstCash Holdings, Inc.	280	24,335
Taylor Morrison Home Corp. — Class A*	779	23,643
Signet Jewelers Ltd.	343	23,324
National Vision Holdings, Inc.*	588	22,791

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Foot Locker, Inc.	600	$22,674
UniFirst Corp.	112	21,615
Goodyear Tire & Rubber Co.*	2,102	21,335
Topgolf Callaway Brands Corp.*	1,048	20,698
Skyline Champion Corp.*	400	20,604
Beacon Roofing Supply, Inc.*	385	20,324
Papa John's International, Inc.	244	20,084
Group 1 Automotive, Inc.	105	18,939
KB Home	575	18,314
Steven Madden Ltd.	573	18,313
Resideo Technologies, Inc.*	1,084	17,832
LCI Industries	186	17,196
International Game Technology plc	736	16,693
Kontoor Brands, Inc.	416	16,636
Rush Enterprises, Inc. — Class A	310	16,207
Gentherm, Inc.*	248	16,192
Sonos, Inc.*	956	16,156
American Eagle Outfitters, Inc.*	1,155	16,124
Dorman Products, Inc.*	197	15,931
Spirit Airlines, Inc.*	817	15,915
SeaWorld Entertainment, Inc.*	296	15,839
GMS, Inc.*	317	15,787
Cracker Barrel Old Country Store, Inc.	165	15,632
Nu Skin Enterprises, Inc. — Class A	366	15,431
Installed Building Products, Inc.	178	15,237
Red Rock Resorts, Inc. — Class A	380	15,204
Cavco Industries, Inc.*	67	15,159
Dana, Inc.	967	14,631
LGI Homes, Inc.*	154	14,260
Tri Pointe Homes, Inc.*	756	14,054
Boot Barn Holdings, Inc.*	221	13,817
ODP Corp.*	298	13,571
MDC Holdings, Inc.	429	13,556
Bloomin' Brands, Inc.	661	13,299
World Fuel Services Corp.	459	12,544
Methode Electronics, Inc.	272	12,069
MillerKnoll, Inc.	569	11,955
Veritiv Corp.	97	11,806
Winnebago Industries, Inc.	222	11,699
Shake Shack, Inc. — Class A*	281	11,670
Cheesecake Factory, Inc.[1]	361	11,447
Dave & Buster's Entertainment, Inc.*	322	11,412
Urban Outfitters, Inc.*	478	11,400
PriceSmart, Inc.	184	11,183
H&E Equipment Services, Inc.	239	10,851
Jack in the Box, Inc.	159	10,849
Acushnet Holdings Corp.	248	10,530
Oxford Industries, Inc.	113	10,529
Century Communities, Inc.	210	10,502
KAR Auction Services, Inc.*	804	10,492
Brinker International, Inc.*	325	10,371
Buckle, Inc.	226	10,249
Vista Outdoor, Inc.*	419	10,211
Sally Beauty Holdings, Inc.*	802	10,041
Patrick Industries, Inc.	161	9,757
Dillard's, Inc. — Class A	30	9,696
iRobot Corp.*	201	9,674
XPEL, Inc.*	161	9,670
M/I Homes, Inc.*	202	9,328
Everi Holdings, Inc.*	646	9,270
Liberty Media Corporation-Liberty Braves — Class C*	282	9,089
Fisker, Inc.*,1	1,218	8,855
HNI Corp.	309	8,785
Luminar Technologies, Inc.*,1	1,763	8,727
Madison Square Garden Entertainment Corp.*	193	8,679
Abercrombie & Fitch Co. — Class A*	372	8,522
Warby Parker, Inc. — Class A*	625	8,431
Malibu Boats, Inc. — Class A*	152	8,102
Wabash National Corp.	354	8,000
Allegiant Travel Co. — Class A*	116	7,887
Monarch Casino & Resort, Inc.*	100	7,689
La-Z-Boy, Inc.	322	7,348
MRC Global, Inc.*	622	7,203
Dine Brands Global, Inc.	110	7,106
Cinemark Holdings, Inc.*	817	7,075
American Axle & Manufacturing Holdings, Inc.*	847	6,623
Clean Energy Fuels Corp.*	1,270	6,604
Sonic Automotive, Inc. — Class A	134	6,602
Hibbett, Inc.	96	6,549
Shyft Group, Inc.	259	6,439
Camping World Holdings, Inc. — Class A	288	6,428
Wolverine World Wide, Inc.	580	6,340
Proterra, Inc.*	1,656	6,243
SkyWest, Inc.*	374	6,175
Douglas Dynamics, Inc.	168	6,075
Titan Machinery, Inc.*	152	6,039
RCI Hospitality Holdings, Inc.	64	5,964
Virgin Galactic Holdings, Inc.*	1,710	5,951
Caleres, Inc.	264	5,882
Titan International, Inc.*	383	5,867
Golden Entertainment, Inc.*	151	5,647
Sweetgreen, Inc. — Class A*	657	5,630
ScanSource, Inc.*	189	5,523
Arko Corp.	625	5,412
Bally's Corp.*	272	5,271
Standard Motor Products, Inc.	151	5,255
Nikola Corp.*,1	2,413	5,212
IMAX Corp.*	352	5,160
MarineMax, Inc.*	158	4,933
Green Brick Partners, Inc.*	203	4,919
Guess?, Inc.[1]	231	4,779
BlueLinx Holdings, Inc.*	67	4,764
A-Mark Precious Metals, Inc.	136	4,723
Winmark Corp.	20	4,717
Lions Gate Entertainment Corp. — Class B*	865	4,697
Ermenegildo Zegna N.V.	446	4,670
OneSpaWorld Holdings Ltd.*	497	4,637
Franchise Group, Inc.	194	4,621
Steelcase, Inc. — Class A	646	4,567
Chico's FAS, Inc.*	917	4,512
Genesco, Inc.*	98	4,510
Ethan Allen Interiors, Inc.	170	4,492
BJ's Restaurants, Inc.*	170	4,485
G-III Apparel Group Ltd.*	327	4,483
Interface, Inc. — Class A	439	4,333

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
indie Semiconductor, Inc. — Class A*	742	$4,326
Qurate Retail, Inc. — Class A*	2,623	4,275
TravelCenters of America, Inc.*	95	4,254
Sleep Number Corp.*	160	4,157
Sovos Brands, Inc.*	287	4,124
PC Connection, Inc.	84	3,940
Sun Country Airlines Holdings, Inc.*	248	3,933
Hawaiian Holdings, Inc.*	379	3,888
Denny's Corp.*	422	3,887
Life Time Group Holdings, Inc.*	315	3,767
Vizio Holding Corp. — Class A*	508	3,764
Chuy's Holdings, Inc.*	133	3,764
Movado Group, Inc.	116	3,741
Ruth's Hospitality Group, Inc.	241	3,731
VSE Corp.	79	3,703
Designer Brands, Inc. — Class A	377	3,687
Children's Place, Inc.*	96	3,496
MasterCraft Boat Holdings, Inc.*	134	3,467
Portillo's, Inc. — Class A*	207	3,378
Accel Entertainment, Inc.*	431	3,319
Haverty Furniture Companies, Inc.	110	3,289
Hudson Technologies, Inc.*	323	3,269
REV Group, Inc.	253	3,193
America's Car-Mart, Inc.*	44	3,179
Big Lots, Inc.	210	3,087
Shoe Carnival, Inc.	129	3,084
Bowlero Corp.*	220	2,966
Destination XL Group, Inc.*	436	2,943
Frontier Group Holdings, Inc.*	280	2,876
Xponential Fitness, Inc. — Class A*	125	2,866
Beazer Homes USA, Inc.*	223	2,845
Rush Enterprises, Inc. — Class B	49	2,757
Sportsman's Warehouse Holdings, Inc.*	288	2,710
Xperi, Inc.*	312	2,686
PetMed Express, Inc.	151	2,673
Johnson Outdoors, Inc. — Class A	40	2,645
Funko, Inc. — Class A*	238	2,596
Marcus Corp.	178	2,562
Zumiez, Inc.*	117	2,544
Build-A-Bear Workshop, Inc. — Class A*	106	2,527
Lions Gate Entertainment Corp. — Class A*	437	2,495
Solid Power, Inc.*	982	2,494
Liberty Media Corporation-Liberty Braves — Class A*	75	2,450
OneWater Marine, Inc. — Class A*	83	2,374
Hyliion Holdings Corp.*	994	2,326
Lovesac Co.*	104	2,289
Aspen Aerogels, Inc.*	194	2,287
Global Industrial Co.	97	2,282
EVgo, Inc.*,1	509	2,275
Bluegreen Vacations Holding Corp.	91	2,271
Miller Industries, Inc.	83	2,213
Forestar Group, Inc.*	136	2,096
Purple Innovation, Inc.*	411	1,969
Microvast Holdings, Inc.*	1,255	1,920
Universal Electronics, Inc.*	91	1,894
Full House Resorts, Inc.*	246	1,850
Lindblad Expeditions Holdings, Inc.*	236	1,817
Kimball International, Inc. — Class B	271	1,762
Sonder Holdings, Inc.*	1,419	1,760
TuSimple Holdings, Inc. — Class A*	1,048	1,719
Clarus Corp.	216	1,693
GrowGeneration Corp.*	430	1,686
Noodles & Co.*	306	1,680
Kura Sushi USA, Inc. — Class A*	35	1,669
Motorcar Parts of America, Inc.*	140	1,660
Hovnanian Enterprises, Inc. — Class A*	39	1,641
Workhorse Group, Inc.*	1,078	1,639
Rush Street Interactive, Inc.*	455	1,634
Weber, Inc. — Class A*,1	202	1,626
Citi Trends, Inc.*	61	1,615
Tilly's, Inc. — Class A*	169	1,529
Fossil Group, Inc.*	349	1,504
Bed Bath & Beyond, Inc.*,1	597	1,498
El Pollo Loco Holdings, Inc.	146	1,454
Century Casinos, Inc.*	204	1,434
Big 5 Sporting Goods Corp.	161	1,422
Blue Bird Corp.*	131	1,403
Tupperware Brands Corp.*	331	1,370
Rite Aid Corp.*	409	1,366
Dream Finders Homes, Inc. — Class A*	157	1,360
Lordstown Motors Corp. — Class A*	1,168	1,331
Cato Corp. — Class A	134	1,250
Rocky Brands, Inc.	52	1,228
Wheels Up Experience, Inc.*	1,192	1,228
LL Flooring Holdings, Inc.*	216	1,214
Tile Shop Holdings, Inc.*	273	1,196
NEOGAMES S.A.*	97	1,183
Velodyne Lidar, Inc.*	1,447	1,069
ONE Group Hospitality, Inc.*	169	1,065
Container Store Group, Inc.*	243	1,047
Hyzon Motors, Inc.*	658	1,020
Canoo, Inc.*	816	1,004
First Watch Restaurant Group, Inc.*	74	1,001
Snap One Holdings Corp.*	135	1,000
Aeva Technologies, Inc.*	726	987
Weyco Group, Inc.	44	931
Reservoir Media, Inc.*	153	913
Superior Group of Companies, Inc.	88	885
Biglari Holdings, Inc. — Class B*	6	833
Holley, Inc.*	385	816
F45 Training Holdings, Inc.*	271	772
Marine Products Corp.	62	730
Lifetime Brands, Inc.	96	729
Mullen Automotive, Inc.*	2,476	708
Traeger, Inc.*	240	677
Conn's, Inc.*	98	674
PLBY Group, Inc.*	233	641
Cenntro Electric Group Ltd.*	1,379	607
Duluth Holdings, Inc. — Class B*	98	606

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Vinco Ventures, Inc.*	1,299	$603
ThredUp, Inc. — Class A*	440	576
Express, Inc.*	481	491
Landsea Homes Corp.*	74	386
Aterian, Inc.*	435	335
Volta, Inc.*,1	915	325
Torrid Holdings, Inc.*,1	109	323
Party City Holdco, Inc.*	817	299
JOANN, Inc.*	83	237
CompX International, Inc.	11	203
Xos, Inc.*	407	180
Lightning eMotors, Inc.*	293	107
Cepton, Inc.*	55	70
Total Consumer, Cyclical		1,923,417
Technology - 5.9%
ExlService Holdings, Inc.*	241	40,833
SPS Commerce, Inc.*	270	34,676
Silicon Laboratories, Inc.*	246	33,375
Maximus, Inc.	454	33,292
Box, Inc. — Class A*	1,048	32,624
Qualys, Inc.*	289	32,434
Tenable Holdings, Inc.*	824	31,436
Power Integrations, Inc.	425	30,481
Workiva, Inc.*	357	29,977
Rambus, Inc.*	795	28,477
Synaptics, Inc.*	297	28,263
Super Micro Computer, Inc.*	340	27,914
Blackline, Inc.*	414	27,850
Diodes, Inc.*	334	25,431
Envestnet, Inc.*	412	25,420
Onto Innovation, Inc.*	371	25,261
MACOM Technology Solutions Holdings, Inc.*	379	23,869
Insight Enterprises, Inc.*	235	23,563
1Life Healthcare, Inc.*	1,351	22,575
Ambarella, Inc.*	273	22,449
CommVault Systems, Inc.*	334	20,989
Blackbaud, Inc.*	348	20,483
Varonis Systems, Inc.*	816	19,535
Axcelis Technologies, Inc.*	245	19,443
Sprout Social, Inc. — Class A*	344	19,422
ACI Worldwide, Inc.*	834	19,182
Kulicke & Soffa Industries, Inc.	428	18,943
MaxLinear, Inc. — Class A*	537	18,231
Amkor Technology, Inc.	760	18,225
Altair Engineering, Inc. — Class A*	389	17,688
Verint Systems, Inc.*	477	17,306
Evolent Health, Inc. — Class A*	614	17,241
Impinj, Inc.*	157	17,141
PagerDuty, Inc.*	637	16,919
NetScout Systems, Inc.*	512	16,645
Progress Software Corp.	320	16,144
Appfolio, Inc. — Class A*	143	15,069
Rapid7, Inc.*	435	14,781
Verra Mobility Corp.*	1,043	14,425
Veradigm, Inc.*	802	14,147
Semtech Corp.*	474	13,599
KnowBe4, Inc. — Class A*	546	13,530
DigitalOcean Holdings, Inc.*	522	13,295
CSG Systems International, Inc.	231	13,213
FormFactor, Inc.*	578	12,849
Clear Secure, Inc. — Class A	466	12,782
Duolingo, Inc.*	176	12,519
Xerox Holdings Corp.	857	12,512
SiTime Corp.*	121	12,296
Phreesia, Inc.*	368	11,908
Parsons Corp.*	252	11,655
Agilysys, Inc.*	146	11,554
Cohu, Inc.*	350	11,217
Ultra Clean Holdings, Inc.*	338	11,205
AvidXchange Holdings, Inc.*	1,098	10,914
Model N, Inc.*	269	10,911
Digital Turbine, Inc.*	685	10,439
MicroStrategy, Inc. — Class A*,1	70	9,910
Appian Corp. — Class A*	300	9,768
Digi International, Inc.*	256	9,357
Outset Medical, Inc.*	359	9,269
Everbridge, Inc.*	297	8,785
E2open Parent Holdings, Inc.*	1,493	8,764
Apollo Medical Holdings, Inc.*	292	8,640
Alignment Healthcare, Inc.*	732	8,608
PowerSchool Holdings, Inc. — Class A*	342	7,893
NextGen Healthcare, Inc.*	415	7,794
Asana, Inc. — Class A*	552	7,601
Photronics, Inc.*	449	7,557
Schrodinger Incorporated/United States*	404	7,551
Consensus Cloud Solutions, Inc.*	140	7,526
Donnelley Financial Solutions, Inc.*	194	7,498
PROS Holdings, Inc.*	307	7,448
Adeia, Inc.	781	7,404
Privia Health Group, Inc.*	321	7,290
3D Systems Corp.*	949	7,023
Duck Creek Technologies, Inc.*	579	6,977
Veeco Instruments, Inc.*	372	6,912
Avid Technology, Inc.*	259	6,887
Sumo Logic, Inc.*	850	6,885
ACV Auctions, Inc. — Class A*	838	6,880
Fastly, Inc. — Class A*	836	6,847
Momentive Global, Inc.*	976	6,832
Zeta Global Holdings Corp. — Class A*	819	6,691
ForgeRock, Inc. — Class A*	284	6,467
PDF Solutions, Inc.*	223	6,360
TTEC Holdings, Inc.	141	6,222
Hims & Hers Health, Inc.*	909	5,827
Yext, Inc.*	853	5,570
SMART Global Holdings, Inc.*	368	5,476
Cerence, Inc.*	294	5,448
LivePerson, Inc.*	527	5,344
N-able, Inc.*	511	5,253
PAR Technology Corp.*	199	5,188
Zuora, Inc. — Class A*	811	5,158
Conduent, Inc.*	1,272	5,152
Amplitude, Inc. — Class A*	419	5,062
Pitney Bowes, Inc.	1,297	4,929
C3.ai, Inc. — Class A*	436	4,879
Alpha & Omega Semiconductor Ltd.*	165	4,714
EngageSmart, Inc.*	261	4,594
Matterport, Inc.*	1,639	4,589
CEVA, Inc.*	171	4,374
Health Catalyst, Inc.*	404	4,295
Simulations Plus, Inc.	117	4,279

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Sapiens International Corporation N.V.	230	$4,250
Olo, Inc. — Class A*	674	4,212
BigCommerce Holdings, Inc.*	480	4,195
Grid Dynamics Holdings, Inc.*	364	4,084
Bandwidth, Inc. — Class A*	174	3,993
PubMatic, Inc. — Class A*	310	3,971
AvePoint, Inc.*	965	3,966
Ebix, Inc.	197	3,932
Alkami Technology, Inc.*	269	3,925
Corsair Gaming, Inc.*	287	3,895
Vimeo, Inc.*	1,073	3,680
Nutex Health, Inc.*	1,865	3,543
Sharecare, Inc.*	2,206	3,530
8x8, Inc.*	785	3,391
SolarWinds Corp.*	362	3,388
OneSpan, Inc.*	297	3,323
Domo, Inc. — Class B*	228	3,247
American Software, Inc. — Class A	221	3,244
IonQ, Inc.*,1	890	3,070
Mitek Systems, Inc.*	316	3,062
Instructure Holdings, Inc.*	130	3,047
Computer Programs and Systems, Inc.*	107	2,913
ACM Research, Inc. — Class A*	359	2,768
Desktop Metal, Inc. — Class A*	1,981	2,694
ON24, Inc.*	312	2,693
Intapp, Inc.*	107	2,669
UserTesting, Inc.*	354	2,659
Unisys Corp.*	496	2,535
Integral Ad Science Holding Corp.*	286	2,514
MeridianLink, Inc.*	172	2,362
Playstudios, Inc.*	594	2,305
Daily Journal Corp.*	9	2,255
Telos Corp.*	404	2,056
Inspired Entertainment, Inc.*	162	2,053
Benefitfocus, Inc.*	193	2,019
Blend Labs, Inc. — Class A*	1,386	1,996
Cantaloupe, Inc.*	438	1,905
Digimarc Corp.*,1	102	1,886
HireRight Holdings Corp.*	159	1,886
Cvent Holding Corp.*	339	1,831
Enfusion, Inc. — Class A*	189	1,828
Vuzix Corp.*,1	444	1,616
Red Violet, Inc.*	70	1,611
Brightcove, Inc.*	308	1,611
Upland Software, Inc.*	218	1,554
eGain Corp.*	157	1,418
Rimini Street, Inc.*	365	1,391
Cardlytics, Inc.*	239	1,381
EverCommerce, Inc.*	181	1,347
AXT, Inc.*	304	1,331
Rackspace Technology, Inc.*	431	1,271
Veritone, Inc.*	234	1,240
Skillz, Inc.*	2,260	1,145
Porch Group, Inc.*	604	1,136
Weave Communications, Inc.*	234	1,072
CS Disco, Inc.*	167	1,055
Outbrain, Inc.*	290	1,050
IBEX Holdings Ltd.*	42	1,044
NextNav, Inc.*	345	1,011
Markforged Holding Corp.*	825	957
Atomera, Inc.*	153	952
Cerberus Cyber Sentinel Corp.*	342	872
Ouster, Inc.*	1,000	863
Skillsoft Corp.*	608	790
Diebold Nixdorf, Inc.*	547	777
Velo3D, Inc.*	422	755
Pear Therapeutics, Inc.*	513	605
SkyWater Technology, Inc.*	81	576
Arteris, Inc.*	125	537
WM Technology, Inc.*,1	530	535
LiveVox Holdings, Inc.*	166	493
SecureWorks Corp. — Class A*	74	473
Viant Technology, Inc. — Class A*	104	418
Loyalty Ventures, Inc.*	150	361
Latch, Inc.*	498	354
Faraday Future Intelligent Electric, Inc.*	744	216
Rigetti Computing, Inc.*,1	237	173
Kaleyra, Inc.*	215	162
Avaya Holdings Corp.*	620	122
IronNet, Inc.*	486	112
Rockley Photonics Holdings Ltd.*	764	107
Total Technology		1,615,603
Energy - 4.2%
Matador Resources Co.	838	47,967
Murphy Oil Corp.	1,097	47,182
ChampionX Corp.	1,490	43,195
Chord Energy Corp.	311	42,548
Helmerich & Payne, Inc.	770	38,169
Denbury, Inc.*	376	32,720
Civitas Resources, Inc.	553	32,035
SM Energy Co.	908	31,626
Valaris Ltd.*	456	30,835
Magnolia Oil & Gas Corp. — Class A	1,298	30,438
PBF Energy, Inc. — Class A	725	29,565
Patterson-UTI Energy, Inc.	1,607	27,062
Weatherford International plc*	530	26,988
Shoals Technologies Group, Inc. — Class A*	1,030	25,410
California Resources Corp.	551	23,974
Noble Corporation plc*	628	23,682
Peabody Energy Corp.*	882	23,302
CNX Resources Corp.*	1,327	22,347
Array Technologies, Inc.*	1,130	21,843
Kosmos Energy Ltd.*	3,383	21,516
Equitrans Midstream Corp.	3,080	20,636
CONSOL Energy, Inc.	257	16,705
Liberty Energy, Inc. — Class A	1,036	16,586
Alpha Metallurgical Resources, Inc.	113	16,542
Arch Resources, Inc.	111	15,850
Northern Oil and Gas, Inc.	488	15,040
Sitio Royalties Corp. — Class A	515	14,866
Permian Resources Corp.	1,541	14,485
Delek US Holdings, Inc.	517	13,959
Callon Petroleum Co.*	369	13,686
Sunnova Energy International, Inc.*	744	13,399
Warrior Met Coal, Inc.	386	13,371
Oceaneering International, Inc.*	749	13,100
Tidewater, Inc.*	347	12,787

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
NexTier Oilfield Solutions, Inc.*	1,316	$12,160
Green Plains, Inc.*	395	12,048
SunPower Corp. — Class A*	613	11,052
Expro Group Holdings N.V.*	581	10,534
Nabors Industries Ltd.*	68	10,531
NOW, Inc.*	826	10,490
Stem, Inc.*	1,080	9,655
Comstock Resources, Inc.	687	9,419
Talos Energy, Inc.*	496	9,364
Archrock, Inc.	1,014	9,106
Par Pacific Holdings, Inc.*	366	8,509
FuelCell Energy, Inc.*	3,041	8,454
Helix Energy Solutions Group, Inc.*	1,071	7,904
Diamond Offshore Drilling, Inc.*	748	7,779
Borr Drilling Ltd.*	1,461	7,261
CVR Energy, Inc.	222	6,957
US Silica Holdings, Inc.*	555	6,937
Dril-Quip, Inc.*	255	6,928
ProPetro Holding Corp.*	654	6,782
Laredo Petroleum, Inc.*	126	6,479
Tellurian, Inc.*	3,823	6,423
Gulfport Energy Corp.*	84	6,186
Ranger Oil Corp. — Class A	143	5,781
SunCoke Energy, Inc.	624	5,385
Montauk Renewables, Inc.*	482	5,317
RPC, Inc.	557	4,952
Select Energy Services, Inc. — Class A	535	4,943
Bristow Group, Inc.*	175	4,748
Berry Corp.	586	4,688
Fluence Energy, Inc.*	269	4,613
Earthstone Energy, Inc. — Class A*	318	4,525
ProFrac Holding Corp. — Class A*	174	4,385
SandRidge Energy, Inc.*	238	4,053
Kinetik Holdings, Inc. — Class A1	120	3,970
W&T Offshore, Inc.*	708	3,951
REX American Resources Corp.*	118	3,760
VAALCO Energy, Inc.	796	3,630
Excelerate Energy, Inc. — Class A	139	3,482
Oil States International, Inc.*	450	3,357
TETRA Technologies, Inc.*	933	3,228
Crescent Energy Co. — Class A	243	2,914
Gevo, Inc.*	1,475	2,803
TPI Composites, Inc.*	274	2,778
DMC Global, Inc.*	141	2,741
Newpark Resources, Inc.*	632	2,623
Vertex Energy, Inc.*	405	2,511
SilverBow Resources, Inc.*	88	2,489
Aris Water Solution, Inc. — Class A	165	2,378
Solaris Oilfield Infrastructure, Inc. — Class A	237	2,353
Amplify Energy Corp.*	267	2,347
Riley Exploration Permian, Inc.	78	2,296
National Energy Services Reunited Corp.*	286	1,985
Eneti, Inc.	170	1,709
Ring Energy, Inc.*	648	1,594
FutureFuel Corp.	194	1,577
Alto Ingredients, Inc.*	541	1,558
Energy Vault Holdings, Inc.*	475	1,482
Ramaco Resources, Inc.	168	1,477
NACCO Industries, Inc. — Class A	30	1,140
NextDecade Corp.*	227	1,121
HighPeak Energy, Inc.	46	1,052
Aemetis, Inc.*	218	863
Empire Petroleum Corp.*	48	590
Cleanspark, Inc.*	284	579
Heliogen, Inc.*	681	476
Battalion Oil Corp.*	19	184
Total Energy		1,148,762
Communications - 2.5%
Iridium Communications, Inc.	930	47,802
TEGNA, Inc.	1,669	35,366
Calix, Inc.*	425	29,083
Maxar Technologies, Inc.	545	28,198
Ziff Davis, Inc.*	342	27,052
Marqeta, Inc. — Class A*	3,253	19,876
Cogent Communications Holdings, Inc.	322	18,380
Viavi Solutions, Inc.*	1,705	17,920
Perficient, Inc.*	256	17,876
Extreme Networks, Inc.*	946	17,321
Yelp, Inc. — Class A*	503	13,752
Bumble, Inc. — Class A*	646	13,598
DigitalBridge Group, Inc.	1,175	12,855
CommScope Holding Company, Inc.*	1,537	11,297
Q2 Holdings, Inc.*	419	11,258
InterDigital, Inc.	222	10,985
Cargurus, Inc.*	765	10,718
Magnite, Inc.*	981	10,389
ADTRAN Holdings, Inc.	527	9,902
Credo Technology Group Holding Ltd.*	722	9,610
Shutterstock, Inc.	182	9,595
Infinera Corp.*	1,418	9,557
Upwork, Inc.*	898	9,375
Harmonic, Inc.*	690	9,039
TechTarget, Inc.*	205	9,032
ePlus, Inc.*	199	8,812
Scholastic Corp.	222	8,760
Liberty Latin America Ltd. — Class C*	1,117	8,489
Clearfield, Inc.*	87	8,190
Telephone & Data Systems, Inc.	756	7,930
A10 Networks, Inc.	475	7,899
Cars.com, Inc.*	505	6,954
Gray Television, Inc.	615	6,882
Globalstar, Inc.*	5,125	6,816
Revolve Group, Inc.*	306	6,811
Figs, Inc. — Class A*	955	6,427
Overstock.com, Inc.*	319	6,176
Poshmark, Inc. — Class A*	344	6,151
EW Scripps Co. — Class A*	438	5,777
Shenandoah Telecommunications Co.	363	5,765
QuinStreet, Inc.*	389	5,582
iHeartMedia, Inc. — Class A*	903	5,536
Gogo, Inc.*	375	5,535
Open Lending Corp. — Class A*	790	5,332
Squarespace, Inc. — Class A*	235	5,210
Planet Labs PBC*	1,165	5,068

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Sinclair Broadcast Group, Inc. — Class A	300	$4,653
HealthStream, Inc.*	181	4,496
Anterix, Inc.*	138	4,440
EchoStar Corp. — Class A*	252	4,203
Boston Omaha Corp. — Class A*	148	3,922
NETGEAR, Inc.*	212	3,839
ATN International, Inc.	82	3,715
WideOpenWest, Inc.*	402	3,662
Stagwell, Inc.*	585	3,633
Thryv Holdings, Inc.*	190	3,610
AMC Networks, Inc. — Class A*	227	3,557
Eventbrite, Inc. — Class A*	578	3,387
IDT Corp. — Class B*	108	3,042
Clear Channel Outdoor Holdings, Inc.*	2,733	2,870
Couchbase, Inc.*	199	2,639
Aviat Networks, Inc.*	83	2,589
Liquidity Services, Inc.*	183	2,573
Rover Group, Inc.*,1	695	2,551
Tucows, Inc. — Class A*	74	2,510
CarParts.com, Inc.*	380	2,379
Ooma, Inc.*	172	2,343
United States Cellular Corp.*	112	2,335
fuboTV, Inc.*,1	1,335	2,323
Quotient Technology, Inc.*	669	2,295
OptimizeRx Corp.*	132	2,218
Gannett Company, Inc.*	1,079	2,191
Liberty Latin America Ltd. — Class A*	287	2,161
EverQuote, Inc. — Class A*	146	2,152
Entravision Communications Corp. — Class A	445	2,136
ContextLogic, Inc. — Class A*	4,245	2,070
Consolidated Communications Holdings, Inc.*	557	1,994
1-800-Flowers.com, Inc. — Class A*	202	1,931
Stitch Fix, Inc. — Class A*	609	1,894
Cambium Networks Corp.*	86	1,864
MediaAlpha, Inc. — Class A*	178	1,771
Allbirds, Inc. — Class A*	702	1,699
DHI Group, Inc.*	320	1,693
DZS, Inc.*	131	1,661
Preformed Line Products Co.	19	1,583
Ribbon Communications, Inc.*	542	1,512
Blade Air Mobility, Inc.*	420	1,504
Groupon, Inc.*,1	162	1,390
Vivid Seats, Inc. — Class A*	183	1,336
BARK, Inc.*	894	1,332
Advantage Solutions, Inc.*	618	1,285
Edgio, Inc.*	1,029	1,163
Vacasa, Inc. — Class A*	838	1,056
Innovid Corp.*	573	980
Nerdy, Inc.*	406	913
Arena Group Holdings, Inc.*	85	902
1stdibs.com, Inc.*	174	884
Lands' End, Inc.*	114	865
Focus Universal, Inc.*,1	133	852
Cumulus Media, Inc. — Class A*	134	832
RealReal, Inc.*	638	797
Casa Systems, Inc.*	265	724
Solo Brands, Inc. — Class A*,1	165	614
Gambling.com Group Ltd.*	64	586
Inseego Corp.*	646	544
Cyxtera Technologies, Inc.*	276	530
RumbleON, Inc. — Class B*	78	505
Ondas Holdings, Inc.*	251	399
Value Line, Inc.	7	356
KORE Group Holdings, Inc.*	263	331
Urban One, Inc.*	85	320
Terran Orbital Corp.*,1	179	283
Urban One, Inc.*	62	282
Audacy, Inc.*	894	201
AdTheorent Holding Company, Inc.*	113	187
aka Brands Holding Corp.*	84	107
Lulu's Fashion Lounge Holdings, Inc.*	42	105
Inspirato, Inc.*	73	87
Total Communications		690,286
Basic Materials - 2.2%
Commercial Metals Co.	870	42,021
Balchem Corp.	239	29,184
HB Fuller Co.	398	28,505
Cabot Corp.	417	27,872
ATI, Inc.*	930	27,770
Livent Corp.*	1,214	24,122
Avient Corp.	682	23,024
Sensient Technologies Corp.	314	22,897
Hecla Mining Co.	4,117	22,891
Ingevity Corp.*	279	19,653
Innospec, Inc.	186	19,132
Stepan Co.	160	17,034
Quaker Chemical Corp.	101	16,857
Rogers Corp.*	141	16,827
Arconic Corp.*	755	15,976
Minerals Technologies, Inc.	243	14,755
Carpenter Technology Corp.	358	13,225
Sylvamo Corp.	266	12,925
Tronox Holdings plc — Class A	877	12,024
Constellium SE*	925	10,943
Novagold Resources, Inc.*	1,792	10,716
Compass Minerals International, Inc.	257	10,537
Uranium Energy Corp.*	2,405	9,331
Kaiser Aluminum Corp.	119	9,039
Mativ Holdings, Inc.	406	8,485
Orion Engineered Carbons S.A.	453	8,068
Perimeter Solutions S.A.*	875	7,998
AdvanSix, Inc.	204	7,756
Resolute Forest Products, Inc.*	344	7,427
Energy Fuels, Inc.*	1,169	7,260
Coeur Mining, Inc.*	2,087	7,012
Trinseo plc	262	5,950
Schnitzer Steel Industries, Inc. — Class A	194	5,946
Piedmont Lithium, Inc.*	130	5,723
Hawkins, Inc.	145	5,597
Clearwater Paper Corp.*	125	4,726
American Vanguard Corp.	209	4,537
Rayonier Advanced Materials, Inc.*	463	4,445
Koppers Holdings, Inc.	152	4,286
Haynes International, Inc.	92	4,203
Ecovyst, Inc.*	453	4,014
Origin Materials, Inc.*	787	3,628
Lightwave Logic, Inc.*	837	3,608

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
Century Aluminum Co.*	389	$3,182
Diversey Holdings Ltd.*	585	2,492
Intrepid Potash, Inc.*	83	2,396
Amyris, Inc.*,1	1,475	2,257
Codexis, Inc.*	459	2,139
United States Lime & Minerals, Inc.	15	2,112
5E Advanced Materials, Inc.*	241	1,899
Ur-Energy, Inc.*	1,569	1,804
Kronos Worldwide, Inc.	166	1,560
Ivanhoe Electric Incorporated / US*	109	1,324
Danimer Scientific, Inc.*	679	1,215
Dakota Gold Corp.*	381	1,162
Glatfelter Corp.*	330	917
Unifi, Inc.*	104	895
Hycroft Mining Holding Corp.*	1,131	602
PolyMet Mining Corp.*	219	580
Valhi, Inc.	18	396
Terawulf, Inc.*	159	106
Total Basic Materials		594,967
Utilities - 2.2%
New Jersey Resources Corp.	721	35,776
Black Hills Corp.	487	34,256
Portland General Electric Co.	670	32,830
South Jersey Industries, Inc.	920	32,688
Ormat Technologies, Inc.	367	31,738
PNM Resources, Inc.	640	31,226
Southwest Gas Holdings, Inc.	494	30,569
ONE Gas, Inc.	403	30,515
Brookfield Infrastructure Corp. — Class A	734	28,553
ALLETE, Inc.	429	27,675
Spire, Inc.	382	26,304
American States Water Co.	277	25,636
NorthWestern Corp.	432	25,635
California Water Service Group	401	24,317
Avista Corp.	543	24,077
Clearway Energy, Inc. — Class C	615	19,600
MGE Energy, Inc.	273	19,219
Otter Tail Corp.	308	18,083
SJW Group	202	16,400
Chesapeake Utilities Corp.	130	15,363
Ameresco, Inc. — Class A*	238	13,599
Northwest Natural Holding Co.	254	12,088
Middlesex Water Co.	130	10,227
Clearway Energy, Inc. — Class A	261	7,809
Unitil Corp.	119	6,112
York Water Co.	106	4,768
Artesian Resources Corp. — Class A	61	3,574
Altus Power, Inc.*,1	314	2,047
Global Water Resources, Inc.	94	1,248
FTC Solar, Inc.*	308	825
Via Renewables, Inc.	91	465
Total Utilities		593,222
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	206	3,337
Diversified - 0.0%
Professional Holding Corp. — Class A*	97	2,691
Total Common Stocks
(Cost $20,348,473)		17,012,194

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Oncternal Therapeutics, Inc. *	7	–
Tobira Therapeutics, Inc.*	141	–
UCB *	385	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $104)		–

EXCHANGE-TRADED FUNDS† - 8.1%
iShares Russell 2000 Index ETF[1]	6,356	1,108,232
Vanguard Russell 2000 ETF[1]	15,743	1,107,835
Total Exchange-Traded Funds
(Cost $2,799,131)		2,216,067

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.3%
Federal Home Loan Bank
4.00% due 01/11/23[2]	1,000,000	999,129
4.05% due 01/27/23[2]	1,000,000	997,252
Total Federal Agency Discount Notes
(Cost $1,995,964)		1,996,381

FEDERAL AGENCY NOTES†† - 3.7%
Federal Home Loan Bank
4.36% (SOFR + 0.06%, Rate Floor: 0.00%) due 03/14/23◊	1,000,000	1,000,077
Total Federal Agency Notes
(Cost $1,000,000)		1,000,077

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
3.79% due 01/17/23[2,3]	106,000	105,849
3.89% due 01/12/23[2,4]	100,000	99,913
Total U.S. Treasury Bills
(Cost $205,698)		205,762

REPURCHASE AGREEMENTS††,5 - 18.6%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[4]	2,857,666	2,857,666
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[4]	1,099,102	1,099,102
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[4]	1,095,698	1,095,698
Total Repurchase Agreements
(Cost $5,052,466)		5,052,466

	Shares
SECURITIES LENDING COLLATERAL†,6 - 4.9%
Money Market Fund
First American Government Obligations Fund – Class X, 4.10%[7]	1,333,648	1,333,648
Total Securities Lending Collateral
(Cost $1,333,648)		1,333,648
Total Investments - 105.9%
(Cost $32,735,484)		$28,816,595
Other Assets & Liabilities, net - (5.9)%		(1,612,206)
Total Net Assets - 100.0%		$27,204,389

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	17	Mar 2023	$1,505,605	$(21,594)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.53% (Federal Funds Rate + 0.20%)	At Maturity	01/26/23	2,034	$3,581,972	$24,310
Goldman Sachs International	Russell 2000 Index	Pay	4.43% (Federal Funds Rate + 0.10%)	At Maturity	01/26/23	822	1,447,575	(60,786)
Barclays Bank plc	Russell 2000 Index	Pay	4.30% (SOFR)	At Maturity	01/25/23	818	1,441,205	(104,655)
							$6,470,752	$(141,131)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$17,012,194	$	— *	$—		$17,012,194
Rights	—		—	—	*	—
Exchange-Traded Funds	2,216,067		—	—		2,216,067
Federal Agency Discount Notes	—		1,996,381	—		1,996,381
Federal Agency Notes	—		1,000,077	—		1,000,077
U.S. Treasury Bills	—		205,762	—		205,762
Repurchase Agreements	—		5,052,466	—		5,052,466
Securities Lending Collateral	1,333,648		—	—		1,333,648
Equity Index Swap Agreements**	—		24,310	—		24,310
Total Assets	$20,561,909		$8,278,996	$—		$28,840,905

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$21,594	$—	$—	$21,594
Equity Index Swap Agreements**	—	165,441	—	165,441
Total Liabilities	$21,594	$165,441	$—	$187,035

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 95.9%
Consumer, Non-cyclical - 22.5%
UnitedHealth Group, Inc.	2,413	$1,279,324
Johnson & Johnson	6,752	1,192,741
Procter & Gamble Co.	6,120	927,547
Eli Lilly & Co.	2,037	745,216
Pfizer, Inc.	14,497	742,826
AbbVie, Inc.	4,567	738,073
Merck & Company, Inc.	6,548	726,501
PepsiCo, Inc.	3,558	642,788
Coca-Cola Co.	10,052	639,408
Thermo Fisher Scientific, Inc.	1,013	557,849
Abbott Laboratories	4,503	494,384
Danaher Corp.	1,692	449,091
Philip Morris International, Inc.	4,004	405,245
Bristol-Myers Squibb Co.	5,491	395,077
Amgen, Inc.	1,378	361,918
Elevance Health, Inc.	617	316,503
CVS Health Corp.	3,394	316,287
S&P Global, Inc.	860	288,048
Gilead Sciences, Inc.	3,239	278,068
Medtronic plc	3,433	266,813
Cigna Corp.	790	261,759
Automatic Data Processing, Inc.	1,071	255,819
Intuitive Surgical, Inc.*	913	242,265
Mondelez International, Inc. — Class A	3,527	235,074
Stryker Corp.	870	212,706
Altria Group, Inc.	4,629	211,592
PayPal Holdings, Inc.*	2,944	209,672
Regeneron Pharmaceuticals, Inc.*	277	199,853
Vertex Pharmaceuticals, Inc.*	663	191,461
Becton Dickinson and Co.	737	187,419
Zoetis, Inc.	1,204	176,446
Boston Scientific Corp.*	3,699	171,153
Colgate-Palmolive Co.	2,157	169,950
Humana, Inc.	327	167,486
Moderna, Inc.*	853	153,216
Estee Lauder Companies, Inc. — Class A	597	148,122
McKesson Corp.	366	137,294
Archer-Daniels-Midland Co.	1,419	131,754
HCA Healthcare, Inc.	548	131,498
General Mills, Inc.	1,533	128,542
Centene Corp.*	1,462	119,899
Edwards Lifesciences Corp.*	1,597	119,152
Kimberly-Clark Corp.	872	118,374
Moody's Corp.	407	113,398
Dexcom, Inc.*	998	113,013
Corteva, Inc.	1,845	108,449
Biogen, Inc.*	372	103,014
Cintas Corp.	223	100,711
Sysco Corp.	1,309	100,073
Monster Beverage Corp.*	984	99,905
IQVIA Holdings, Inc.*	480	98,347
Constellation Brands, Inc. — Class A	419	97,103
Hershey Co.	380	87,997
IDEXX Laboratories, Inc.*	214	87,303
Kraft Heinz Co.	2,056	83,700
Illumina, Inc.*	406	82,093
CoStar Group, Inc.*	1,050	81,144
ResMed, Inc.	378	78,673
Keurig Dr Pepper, Inc.	2,195	78,274
Kroger Co.	1,682	74,983
Verisk Analytics, Inc. — Class A	404	71,274
Global Payments, Inc.	698	69,325
AmerisourceBergen Corp. — Class A	418	69,267
Zimmer Biomet Holdings, Inc.	542	69,105
Gartner, Inc.*	204	68,573
Baxter International, Inc.	1,302	66,363
United Rentals, Inc.*	179	63,620
Equifax, Inc.	316	61,418
Laboratory Corporation of America Holdings	229	53,925
McCormick & Company, Inc.	647	53,630
Quanta Services, Inc.	369	52,583
Waters Corp.*	153	52,415
Cardinal Health, Inc.	677	52,041
Church & Dwight Company, Inc.	630	50,785
Molina Healthcare, Inc.*	151	49,863
Hologic, Inc.*	645	48,253
Conagra Brands, Inc.	1,238	47,911
STERIS plc	258	47,650
Kellogg Co.	661	47,090
Tyson Foods, Inc. — Class A	748	46,563
Quest Diagnostics, Inc.	294	45,993
PerkinElmer, Inc.	326	45,712
West Pharmaceutical Services, Inc.	191	44,952
Clorox Co.	319	44,765
J M Smucker Co.	275	43,576
Cooper Companies, Inc.	127	41,995
Align Technology, Inc.*	188	39,649
Incyte Corp.*	477	38,313
Avery Dennison Corp.	209	37,829
FleetCor Technologies, Inc.*	190	34,899
Viatris, Inc.	3,132	34,859
Hormel Foods Corp.	748	34,071
Bio-Techne Corp.	405	33,566
Lamb Weston Holdings, Inc.	371	33,153
Brown-Forman Corp. — Class B	472	31,001
Teleflex, Inc.	121	30,205
Campbell Soup Co.	519	29,453
Charles River Laboratories International, Inc.*	131	28,545
Henry Schein, Inc.*	350	27,954
MarketAxess Holdings, Inc.	97	27,052
Molson Coors Beverage Co. — Class B	486	25,039
Bio-Rad Laboratories, Inc. — Class A*	56	23,547
Universal Health Services, Inc. — Class B	166	23,388
Rollins, Inc.	598	21,851
Catalent, Inc.*	465	20,930
Robert Half International, Inc.	280	20,673
Organon & Co.	657	18,350
Dentsply Sirona, Inc.	555	17,671
DaVita, Inc.*	142	10,603
Total Consumer, Non-cyclical		19,483,641

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 95.9% (continued)
Technology - 20.8%
Apple, Inc.	38,620	$5,017,897
Microsoft Corp.	19,252	4,617,015
NVIDIA Corp.	6,431	939,826
Broadcom, Inc.	1,046	584,850
Accenture plc — Class A	1,627	434,149
Adobe, Inc.*	1,201	404,172
Texas Instruments, Inc.	2,344	387,276
Salesforce, Inc.*	2,583	342,480
International Business Machines Corp.	2,335	328,978
Oracle Corp.	3,969	324,426
QUALCOMM, Inc.	2,895	318,276
Intuit, Inc.	728	283,352
Intel Corp.	10,659	281,717
Advanced Micro Devices, Inc.*	4,164	269,702
Analog Devices, Inc.	1,328	217,832
Applied Materials, Inc.	2,222	216,378
ServiceNow, Inc.*	522	202,677
Fiserv, Inc.*	1,640	165,755
Lam Research Corp.	352	147,946
Activision Blizzard, Inc.	1,839	140,775
Micron Technology, Inc.	2,808	140,344
KLA Corp.	366	137,993
Synopsys, Inc.*	395	126,120
Roper Technologies, Inc.	274	118,393
Cadence Design Systems, Inc.*	708	113,733
NXP Semiconductor N.V.	669	105,722
Autodesk, Inc.*	557	104,087
Fidelity National Information Services, Inc.	1,532	103,946
Microchip Technology, Inc.	1,420	99,755
MSCI, Inc. — Class A	207	96,290
Paychex, Inc.	828	95,684
Electronic Arts, Inc.	677	82,716
Fortinet, Inc.*	1,675	81,891
Cognizant Technology Solutions Corp. — Class A	1,327	75,891
ON Semiconductor Corp.*	1,117	69,667
HP, Inc.	2,286	61,425
ANSYS, Inc.*	225	54,358
Hewlett Packard Enterprise Co.	3,323	53,035
EPAM Systems, Inc.*	149	48,833
Take-Two Interactive Software, Inc.*	407	42,381
Broadridge Financial Solutions, Inc.	304	40,775
Monolithic Power Systems, Inc.	115	40,665
Paycom Software, Inc.*	126	39,099
Skyworks Solutions, Inc.	414	37,728
Leidos Holdings, Inc.	353	37,132
Teradyne, Inc.	402	35,115
Tyler Technologies, Inc.*	108	34,820
Akamai Technologies, Inc.*	406	34,226
Zebra Technologies Corp. — Class A*	133	34,103
NetApp, Inc.	561	33,694
Jack Henry & Associates, Inc.	188	33,005
PTC, Inc.*	273	32,771
Seagate Technology Holdings plc	496	26,094
Western Digital Corp.*	820	25,871
Ceridian HCM Holding, Inc.*	397	25,467
Qorvo, Inc.*	262	23,748
DXC Technology Co.*	594	15,741
Total Technology		17,987,797
Financial - 15.0%
Berkshire Hathaway, Inc. — Class B*	4,653	1,437,312
JPMorgan Chase & Co.	7,575	1,015,808
Visa, Inc. — Class A	4,223	877,371
Mastercard, Inc. — Class A	2,192	762,224
Bank of America Corp.	18,026	597,021
Wells Fargo & Co.	9,841	406,335
Charles Schwab Corp.	3,939	327,961
Goldman Sachs Group, Inc.	875	300,458
Morgan Stanley	3,405	289,493
BlackRock, Inc. — Class A	388	274,948
Prologis, Inc. REIT	2,384	268,748
American Tower Corp. — Class A REIT	1,202	254,656
Chubb Ltd.	1,072	236,483
American Express Co.	1,544	228,126
Citigroup, Inc.	5,002	226,240
Marsh & McLennan Companies, Inc.	1,281	211,980
Progressive Corp.	1,511	195,992
PNC Financial Services Group, Inc.	1,042	164,573
Aon plc — Class A	534	160,275
Equinix, Inc. REIT	239	156,552
CME Group, Inc. — Class A	929	156,221
U.S. Bancorp	3,492	152,286
Crown Castle, Inc. REIT	1,118	151,645
Intercontinental Exchange, Inc.	1,443	148,037
Truist Financial Corp.	3,427	147,464
MetLife, Inc.	1,702	123,174
American International Group, Inc.	1,919	121,358
Public Storage REIT	408	114,318
Travelers Companies, Inc.	605	113,431
Aflac, Inc.	1,461	105,104
Realty Income Corp. REIT	1,620	102,757
Arthur J Gallagher & Co.	545	102,754
Simon Property Group, Inc. REIT	844	99,153
Prudential Financial, Inc.	950	94,487
Allstate Corp.	685	92,886
Capital One Financial Corp.	986	91,659
Bank of New York Mellon Corp.	1,900	86,488
Ameriprise Financial, Inc.	275	85,627
VICI Properties, Inc. REIT	2,487	80,579
Welltower, Inc. REIT	1,220	79,971
SBA Communications Corp. REIT	279	78,206
Digital Realty Trust, Inc. REIT	743	74,501
State Street Corp.	948	73,536
Discover Financial Services	706	69,068
Willis Towers Watson plc	280	68,482
M&T Bank Corp.	446	64,697
T. Rowe Price Group, Inc.	577	62,928
CBRE Group, Inc. — Class A*	816	62,799
Hartford Financial Services Group, Inc.	822	62,332

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 95.9% (continued)
Financial - 15.0% (continued)
Arch Capital Group Ltd.*	955	$59,955
Weyerhaeuser Co. REIT	1,901	58,931
AvalonBay Communities, Inc. REIT	361	58,309
Fifth Third Bancorp	1,773	58,172
First Republic Bank	472	57,532
Alexandria Real Estate Equities, Inc. REIT	386	56,229
Nasdaq, Inc.	875	53,681
Raymond James Financial, Inc.	500	53,425
Huntington Bancshares, Inc.	3,726	52,537
Regions Financial Corp.	2,413	52,024
Equity Residential REIT	878	51,802
Extra Space Storage, Inc. REIT	346	50,924
Citizens Financial Group, Inc.	1,272	50,079
Principal Financial Group, Inc.	588	49,345
Northern Trust Corp.	538	47,608
Mid-America Apartment Communities, Inc. REIT	298	46,783
Ventas, Inc. REIT	1,032	46,492
Invitation Homes, Inc. REIT	1,500	44,460
KeyCorp	2,410	41,982
Cincinnati Financial Corp.	406	41,570
W R Berkley Corp.	528	38,317
Synchrony Financial	1,164	38,249
Iron Mountain, Inc. REIT	751	37,437
Essex Property Trust, Inc. REIT	167	35,391
SVB Financial Group*	153	35,211
Healthpeak Properties, Inc. REIT	1,388	34,797
Brown & Brown, Inc.	607	34,581
Cboe Global Markets, Inc.	274	34,379
Kimco Realty Corp. REIT	1,597	33,824
Everest Re Group Ltd.	101	33,458
Camden Property Trust REIT	275	30,767
UDR, Inc. REIT	790	30,597
Loews Corp.	509	29,690
Host Hotels & Resorts, Inc. REIT	1,847	29,644
Globe Life, Inc.	234	28,209
Regency Centers Corp. REIT	398	24,875
Boston Properties, Inc. REIT	368	24,869
Comerica, Inc.	338	22,595
Invesco Ltd.	1,175	21,138
Franklin Resources, Inc.	734	19,363
Federal Realty Investment Trust REIT	189	19,097
Zions Bancorp North America	386	18,976
Signature Bank	163	18,781
Assurant, Inc.	136	17,008
Lincoln National Corp.	398	12,227
Vornado Realty Trust REIT	416	8,657
Total Financial		13,002,481
Communications - 10.4%
Amazon.com, Inc.*	22,922	1,925,448
Alphabet, Inc. — Class A*	15,426	1,361,036
Alphabet, Inc. — Class C*	13,675	1,213,383
Meta Platforms, Inc. — Class A*	5,808	698,935
Cisco Systems, Inc.	10,604	505,175
Verizon Communications, Inc.	10,847	427,372
Walt Disney Co.*	4,708	409,031
Comcast Corp. — Class A	11,141	389,601
AT&T, Inc.	18,406	338,854
Netflix, Inc.*	1,149	338,817
T-Mobile US, Inc.*	1,542	215,880
Booking Holdings, Inc.*	100	201,528
Motorola Solutions, Inc.	432	111,331
Charter Communications, Inc. — Class A*	277	93,931
Arista Networks, Inc.*	639	77,543
Corning, Inc.	1,966	62,794
CDW Corp.	350	62,503
eBay, Inc.	1,401	58,099
Warner Bros Discovery, Inc.*	5,707	54,102
VeriSign, Inc.*	238	48,895
Omnicom Group, Inc.	527	42,987
FactSet Research Systems, Inc.	98	39,319
Etsy, Inc.*	325	38,929
Expedia Group, Inc.*	389	34,076
Interpublic Group of Companies, Inc.	1,003	33,410
Gen Digital, Inc.	1,497	32,081
Match Group, Inc.*	721	29,914
Juniper Networks, Inc.	838	26,782
Fox Corp. — Class A	781	23,719
F5, Inc.*	155	22,244
Paramount Global — Class B	1,304	22,011
News Corp. — Class A	987	17,963
Lumen Technologies, Inc.*	2,458	12,831
Fox Corp. — Class B	360	10,242
DISH Network Corp. — Class A*	649	9,112
News Corp. — Class B	304	5,606
Total Communications		8,995,484
Consumer, Cyclical - 8.7%
Tesla, Inc.*	6,932	853,884
Home Depot, Inc.	2,644	835,134
Costco Wholesale Corp.	1,143	521,779
Walmart, Inc.	3,645	516,825
McDonald's Corp.	1,892	498,599
NIKE, Inc. — Class B	3,253	380,634
Lowe's Companies, Inc.	1,603	319,382
Starbucks Corp.	2,965	294,128
TJX Companies, Inc.	2,999	238,720
Target Corp.	1,189	177,209
Dollar General Corp.	583	143,564
O'Reilly Automotive, Inc.*	162	136,733
General Motors Co.	3,669	123,425
AutoZone, Inc.*	49	120,843
Ford Motor Co.	10,201	118,638
Ross Stores, Inc.	896	103,999
Marriott International, Inc. — Class A	695	103,479
Chipotle Mexican Grill, Inc. — Class A*	72	99,899
Yum! Brands, Inc.	727	93,114
PACCAR, Inc.	898	88,875
Hilton Worldwide Holdings, Inc.	698	88,199
Cummins, Inc.	364	88,193
Dollar Tree, Inc.*	544	76,943
DR Horton, Inc.	808	72,025
Fastenal Co.	1,479	69,986
Walgreens Boots Alliance, Inc.	1,854	69,265
Copart, Inc.*	1,107	67,405
Aptiv plc*	700	65,191

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 95.9% (continued)
Consumer, Cyclical - 8.7% (continued)
WW Grainger, Inc.	116	$64,525
Tractor Supply Co.	285	64,116
Genuine Parts Co.	364	63,158
Ulta Beauty, Inc.*	132	61,917
Lennar Corp. — Class A	658	59,549
Delta Air Lines, Inc.*	1,656	54,416
Southwest Airlines Co.	1,533	51,616
Darden Restaurants, Inc.	316	43,712
Best Buy Company, Inc.	517	41,469
Las Vegas Sands Corp.*	849	40,811
NVR, Inc.*	8	36,900
LKQ Corp.	656	35,037
United Airlines Holdings, Inc.*	844	31,819
Domino's Pizza, Inc.	91	31,522
Pool Corp.	101	30,536
Royal Caribbean Cruises Ltd.*	567	28,027
MGM Resorts International	823	27,595
PulteGroup, Inc.	588	26,772
Live Nation Entertainment, Inc.*	369	25,734
Bath & Body Works, Inc.	590	24,863
CarMax, Inc.*	408	24,843
BorgWarner, Inc.	605	24,351
Tapestry, Inc.	622	23,686
VF Corp.	853	23,551
Caesars Entertainment, Inc.*	554	23,046
Advance Auto Parts, Inc.	155	22,790
Wynn Resorts Ltd.*	266	21,937
American Airlines Group, Inc.*	1,678	21,344
Carnival Corp.*	2,586	20,843
Hasbro, Inc.	335	20,438
Whirlpool Corp.	141	19,946
Alaska Air Group, Inc.*	328	14,085
Norwegian Cruise Line Holdings Ltd.*	1,088	13,317
Newell Brands, Inc.	972	12,714
Ralph Lauren Corp. — Class A	106	11,201
Total Consumer, Cyclical		7,508,256
Industrial - 8.1%
Raytheon Technologies Corp.	3,797	383,193
Honeywell International, Inc.	1,736	372,025
Union Pacific Corp.	1,588	328,827
United Parcel Service, Inc. — Class B	1,885	327,688
Caterpillar, Inc.	1,344	321,969
Deere & Co.	709	303,991
Lockheed Martin Corp.	602	292,867
Boeing Co.*	1,447	275,639
General Electric Co.	2,822	236,455
Northrop Grumman Corp.	374	204,058
3M Co.	1,428	171,246
CSX Corp.	5,430	168,222
Eaton Corporation plc	1,027	161,188
Illinois Tool Works, Inc.	722	159,057
Waste Management, Inc.	965	151,389
Norfolk Southern Corp.	598	147,359
Emerson Electric Co.	1,527	146,684
General Dynamics Corp.	581	144,152
Amphenol Corp. — Class A	1,537	117,027
Agilent Technologies, Inc.	765	114,482
Johnson Controls International plc	1,779	113,856
FedEx Corp.	618	107,038
L3Harris Technologies, Inc.	492	102,439
Trane Technologies plc	595	100,013
Parker-Hannifin Corp.	332	96,612
TE Connectivity Ltd.	821	94,251
Carrier Global Corp.	2,160	89,100
Otis Worldwide Corp.	1,076	84,262
Mettler-Toledo International, Inc.*	58	83,836
TransDigm Group, Inc.	133	83,744
AMETEK, Inc.	593	82,854
Keysight Technologies, Inc.*	462	79,034
Rockwell Automation, Inc.	297	76,498
Republic Services, Inc. — Class A	530	68,365
Old Dominion Freight Line, Inc.	234	66,405
Vulcan Materials Co.	343	60,063
Fortive Corp.	914	58,724
Ingersoll Rand, Inc.	1,046	54,654
Martin Marietta Materials, Inc.	160	54,075
Xylem, Inc.	465	51,415
Dover Corp.	362	49,018
Teledyne Technologies, Inc.*	121	48,389
Westinghouse Air Brake Technologies Corp.	470	46,911
Amcor plc	3,846	45,806
IDEX Corp.	195	44,524
Expeditors International of Washington, Inc.	411	42,711
Ball Corp.	811	41,475
Jacobs Solutions, Inc.	330	39,623
Textron, Inc.	539	38,161
Howmet Aerospace, Inc.	951	37,479
J.B. Hunt Transport Services, Inc.	214	37,313
Garmin Ltd.	396	36,547
Nordson Corp.	139	33,043
Trimble, Inc.*	637	32,207
Snap-on, Inc.	137	31,303
Packaging Corporation of America	239	30,570
Stanley Black & Decker, Inc.	382	28,696
CH Robinson Worldwide, Inc.	304	27,834
Masco Corp.	582	27,162
Allegion plc	227	23,894
Huntington Ingalls Industries, Inc.	103	23,760
Westrock Co.	657	23,100
Pentair plc	425	19,116
A O Smith Corp.	328	18,775
Sealed Air Corp.	374	18,655
Generac Holdings, Inc.*	164	16,508
Mohawk Industries, Inc.*	136	13,902
Total Industrial		7,011,238
Energy - 5.2%
Exxon Mobil Corp.	10,636	1,173,151
Chevron Corp.	4,594	824,577
ConocoPhillips	3,218	379,724
EOG Resources, Inc.	1,517	196,482
Schlumberger Ltd.	3,662	195,770
Marathon Petroleum Corp.	1,210	140,832

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 95.9% (continued)
Energy - 5.2% (continued)
Pioneer Natural Resources Co.	614	$140,231
Phillips 66	1,221	127,082
Valero Energy Corp.	996	126,353
Occidental Petroleum Corp.	1,878	118,295
Devon Energy Corp.	1,688	103,829
Williams Companies, Inc.	3,146	103,503
Hess Corp.	717	101,685
Enphase Energy, Inc.*	351	93,001
Kinder Morgan, Inc.	5,108	92,353
Halliburton Co.	2,345	92,276
Baker Hughes Co.	2,586	76,365
ONEOK, Inc.	1,154	75,818
Diamondback Energy, Inc.	455	62,235
Coterra Energy, Inc. — Class A	2,036	50,024
Marathon Oil Corp.	1,640	44,395
Targa Resources Corp.	585	42,997
SolarEdge Technologies, Inc.*	144	40,791
APA Corp.	830	38,744
First Solar, Inc.*	256	38,346
Equities Corp.	948	32,071
Total Energy		4,510,930
Utilities - 3.1%
NextEra Energy, Inc.	5,132	429,035
Duke Energy Corp.	1,989	204,847
Southern Co.	2,812	200,805
Dominion Energy, Inc.	2,152	131,961
American Electric Power Company, Inc.	1,327	125,999
Sempra Energy	812	125,486
Exelon Corp.	2,566	110,928
Xcel Energy, Inc.	1,413	99,065
Consolidated Edison, Inc.	916	87,304
Public Service Enterprise Group, Inc.	1,289	78,977
WEC Energy Group, Inc.	815	76,414
Eversource Energy	900	75,456
Constellation Energy Corp.	845	72,847
American Water Works Company, Inc.	470	71,637
PG&E Corp.*	4,158	67,609
Edison International	986	62,729
Ameren Corp.	668	59,399
Entergy Corp.	526	59,175
FirstEnergy Corp.	1,403	58,842
DTE Energy Co.	500	58,765
PPL Corp.	1,902	55,576
AES Corp.	1,725	49,611
CenterPoint Energy, Inc.	1,626	48,764
CMS Energy Corp.	750	47,498
Atmos Energy Corp.	361	40,457
Evergy, Inc.	593	37,318
Alliant Energy Corp.	648	35,776
NiSource, Inc.	1,049	28,764
Pinnacle West Capital Corp.	292	22,204
NRG Energy, Inc.	595	18,933
Total Utilities		2,642,181
Basic Materials - 2.1%
Linde plc	1,277	416,532
Air Products and Chemicals, Inc.	573	176,633
Sherwin-Williams Co.	609	144,534
Freeport-McMoRan, Inc.	3,691	140,258
Newmont Corp.	2,050	96,760
Ecolab, Inc.	640	93,158
Dow, Inc.	1,818	91,609
DuPont de Nemours, Inc.	1,283	88,052
Nucor Corp.	663	87,390
PPG Industries, Inc.	607	76,324
International Flavors & Fragrances, Inc.	658	68,985
Albemarle Corp.	303	65,709
LyondellBasell Industries N.V. — Class A	656	54,468
CF Industries Holdings, Inc.	507	43,196
Steel Dynamics, Inc.	431	42,109
FMC Corp.	325	40,560
Mosaic Co.	879	38,562
International Paper Co.	919	31,825
Celanese Corp. — Class A	258	26,378
Eastman Chemical Co.	310	25,246
Total Basic Materials		1,848,288
Total Common Stocks
(Cost $59,229,705)		82,990,296

	Face Amount
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
3.89% due 01/12/23[1,2]	400,000	399,653
3.79% due 01/17/23[2]	118,000	117,831
Total U.S. Treasury Bills
(Cost $517,321)		517,484

REPURCHASE AGREEMENTS††,3 - 4.7%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[1]	2,281,596	2,281,596
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[1]	877,537	877,537
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[1]	874,819	874,819
Total Repurchase Agreements
(Cost $4,033,952)		4,033,952
Total Investments - 101.2%
(Cost $63,780,978)		$87,541,732
Other Assets & Liabilities, net - (1.2)%		(1,027,986)
Total Net Assets - 100.0%		$86,513,746

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	01/26/23	418	$1,603,687	$11,805
BNP Paribas	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	01/26/23	343	1,315,066	5,561
Barclays Bank plc	S&P 500 Index	Pay	4.75% (SOFR + 0.45%)	At Maturity	01/25/23	134	516,048	(16,725)

							$3,434,801	$641

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$82,990,296	$—	$—	$82,990,296
U.S. Treasury Bills	—	517,484	—	517,484
Repurchase Agreements	—	4,033,952	—	4,033,952
Equity Index Swap Agreements**	—	17,366	—	17,366
Total Assets	$82,990,296	$4,568,802	$—	$87,559,098

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$16,725	$—	$16,725

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Energy - 33.3%
APA Corp.	15,172	$708,229
Targa Resources Corp.	9,183	674,951
Diamondback Energy, Inc.	4,906	671,043
Coterra Energy, Inc. — Class A	26,269	645,429
ConocoPhillips	4,805	566,990
Pioneer Natural Resources Co.	2,474	565,037
Equities Corp.	15,951	539,622
Enphase Energy, Inc.*	1,940	514,022
Marathon Oil Corp.	17,367	470,125
ONEOK, Inc.	6,955	456,943
EOG Resources, Inc.	3,526	456,688
Occidental Petroleum Corp.	7,101	447,292
Hess Corp.	3,037	430,707
Devon Energy Corp.	6,501	399,877
Exxon Mobil Corp.	3,586	395,536
Chevron Corp.	2,166	388,775
Williams Companies, Inc.	8,778	288,796
SolarEdge Technologies, Inc.*	933	264,291
Total Energy		8,884,353
Consumer, Non-cyclical - 25.7%
Vertex Pharmaceuticals, Inc.*	1,950	563,121
Regeneron Pharmaceuticals, Inc.*	777	560,598
Molina Healthcare, Inc.*	1,315	434,239
Pfizer, Inc.	7,360	377,127
Elevance Health, Inc.	727	372,929
Moderna, Inc.*	2,054	368,940
Incyte Corp.*	4,241	340,637
AbbVie, Inc.	2,041	329,846
Danaher Corp.	1,214	322,220
Monster Beverage Corp.*	3,062	310,885
Eli Lilly & Co.	799	292,306
Bristol-Myers Squibb Co.	3,934	283,051
Quanta Services, Inc.	1,932	275,310
Hologic, Inc.*	3,550	265,575
Merck & Company, Inc.	2,289	253,965
UnitedHealth Group, Inc.	453	240,172
Rollins, Inc.	6,560	239,702
Hershey Co.	1,002	232,033
Thermo Fisher Scientific, Inc.	410	225,783
Amgen, Inc.	774	203,283
Gilead Sciences, Inc.	2,341	200,975
Dexcom, Inc.*	1,646	186,393
Total Consumer, Non-cyclical		6,879,090
Basic Materials - 11.8%
Mosaic Co.	15,200	666,824
Steel Dynamics, Inc.	6,795	663,872
Nucor Corp.	4,703	619,902
CF Industries Holdings, Inc.	6,744	574,589
Freeport-McMoRan, Inc.	6,576	249,888
FMC Corp.	1,833	228,759
Albemarle Corp.	726	157,440
Total Basic Materials		3,161,274
Technology - 9.0%
KLA Corp.	1,077	406,061
Fortinet, Inc.*	6,022	294,415
Lam Research Corp.	651	273,615
Apple, Inc.	2,044	265,577
PTC, Inc.*	2,188	262,648
Monolithic Power Systems, Inc.	691	244,345
Jack Henry & Associates, Inc.	1,322	232,090
ON Semiconductor Corp.*	3,620	225,780
QUALCOMM, Inc.	1,845	202,839
Total Technology		2,407,370
Consumer, Cyclical - 8.4%
AutoZone, Inc.*	184	453,777
O'Reilly Automotive, Inc.*	510	430,455
Tractor Supply Co.	1,389	312,483
Dollar General Corp.	1,190	293,038
WW Grainger, Inc.	496	275,900
Dollar Tree, Inc.*	1,748	247,237
Ulta Beauty, Inc.*	484	227,030
Total Consumer, Cyclical		2,239,920
Financial - 5.0%
Arch Capital Group Ltd.*	5,193	326,016
W R Berkley Corp.	4,056	294,344
Raymond James Financial, Inc.	2,641	282,191
Progressive Corp.	1,825	236,721
Ameriprise Financial, Inc.	620	193,049
Total Financial		1,332,321
Industrial - 3.4%
Expeditors International of Washington, Inc.	3,911	406,431
Deere & Co.	620	265,831
J.B. Hunt Transport Services, Inc.	1,373	239,397
Total Industrial		911,659
Utilities - 1.9%
PG&E Corp.*	31,843	517,767
Communications - 0.9%
Arista Networks, Inc.*	2,052	249,010
Total Common Stocks
(Cost $24,343,918)		26,582,764

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$116,212	116,212
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	44,697	44,697
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	44,558	44,558
Total Repurchase Agreements
(Cost $205,467)		205,467
Total Investments - 100.2%
(Cost $24,549,385)		$26,788,231
Other Assets & Liabilities, net - (0.2)%		(65,880)
Total Net Assets - 100.0%		$26,722,351

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,582,764	$—	$—	$26,582,764
Repurchase Agreements	—	205,467	—	205,467
Total Assets	$26,582,764	$205,467	$—	$26,788,231

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 23.5%
Citigroup, Inc.	29,037	$1,313,344
Berkshire Hathaway, Inc. — Class B*	3,165	977,668
Capital One Financial Corp.	10,505	976,545
Invesco Ltd.	53,784	967,574
American International Group, Inc.	14,199	897,945
Loews Corp.	15,211	887,258
Assurant, Inc.	5,237	654,939
Citizens Financial Group, Inc.	16,467	648,306
Vornado Realty Trust REIT	30,699	638,846
SVB Financial Group*	2,685	617,926
Lincoln National Corp.	19,472	598,180
Franklin Resources, Inc.	22,523	594,157
Bank of New York Mellon Corp.	12,926	588,392
Signature Bank	4,685	539,806
Truist Financial Corp.	11,835	509,260
Wells Fargo & Co.	11,812	487,717
State Street Corp.	6,039	468,445
Prudential Financial, Inc.	4,678	465,274
Allstate Corp.	3,355	454,938
Synchrony Financial	13,045	428,658
Hartford Financial Services Group, Inc.	5,327	403,946
Goldman Sachs Group, Inc.	1,164	399,694
Bank of America Corp.	11,599	384,159
CBRE Group, Inc. — Class A*	4,962	381,876
MetLife, Inc.	5,003	362,067
M&T Bank Corp.	2,169	314,635
Total Financial		15,961,555
Consumer, Cyclical - 20.5%
General Motors Co.	45,045	1,515,314
Walgreens Boots Alliance, Inc.	38,258	1,429,319
Ford Motor Co.	107,413	1,249,213
CarMax, Inc.*	20,101	1,223,950
Whirlpool Corp.	7,044	996,444
PulteGroup, Inc.	21,630	984,814
Lennar Corp. — Class A	10,799	977,309
Best Buy Company, Inc.	11,773	944,312
Newell Brands, Inc.	72,088	942,911
United Airlines Holdings, Inc.*	20,876	787,025
BorgWarner, Inc.	19,355	779,039
Alaska Air Group, Inc.*	15,543	667,417
American Airlines Group, Inc.*	47,711	606,884
Delta Air Lines, Inc.*	15,977	525,004
Southwest Airlines Co.	9,134	307,542
Total Consumer, Cyclical		13,936,497
Consumer, Non-cyclical - 15.1%
Viatris, Inc.	120,611	1,342,401
Tyson Foods, Inc. — Class A	20,283	1,262,617
Centene Corp.*	13,242	1,085,976
Kroger Co.	23,338	1,040,408
CVS Health Corp.	9,913	923,793
Molson Coors Beverage Co. — Class B	16,749	862,909
AmerisourceBergen Corp. — Class A	5,195	860,863
Universal Health Services, Inc. — Class B	5,303	747,140
Cardinal Health, Inc.	9,705	746,023
Kraft Heinz Co.	15,567	633,732
DaVita, Inc.*	4,945	369,243
Global Payments, Inc.	3,497	347,322
Total Consumer, Non-cyclical		10,222,427
Communications - 13.8%
Lumen Technologies, Inc.*	423,317	2,209,714
Paramount Global — Class B	113,201	1,910,833
DISH Network Corp. — Class A*	130,435	1,831,307
Warner Bros Discovery, Inc.*	110,841	1,050,773
AT&T, Inc.	45,163	831,451
News Corp. — Class A	24,814	451,615
Verizon Communications, Inc.	11,102	437,419
Fox Corp. — Class A	10,688	324,595
News Corp. — Class B	7,683	141,674
Fox Corp. — Class B	4,924	140,088
Total Communications		9,329,469
Technology - 7.9%
DXC Technology Co.*	43,312	1,147,768
Hewlett Packard Enterprise Co.	66,277	1,057,781
Western Digital Corp.*	31,918	1,007,013
Fidelity National Information Services, Inc.	10,521	713,850
Intel Corp.	18,434	487,210
HP, Inc.	17,905	481,107
Micron Technology, Inc.	8,908	445,222
Total Technology		5,339,951
Industrial - 6.9%
Westrock Co.	44,350	1,559,346
Mohawk Industries, Inc.*	14,036	1,434,760
FedEx Corp.	5,277	913,976
Stanley Black & Decker, Inc.	10,033	753,679
Total Industrial		4,661,761
Basic Materials - 5.4%
International Paper Co.	25,691	889,679
LyondellBasell Industries N.V. — Class A	10,196	846,574
Dow, Inc.	14,646	738,012
Eastman Chemical Co.	5,588	455,087
Celanese Corp. — Class A	3,582	366,224
DuPont de Nemours, Inc.	4,978	341,640
Total Basic Materials		3,637,216
Energy - 4.5%
Phillips 66	13,582	1,413,615
Valero Energy Corp.	10,269	1,302,725
Kinder Morgan, Inc.	20,158	364,456
Total Energy		3,080,796
Utilities - 1.8%
Exelon Corp.	11,719	506,612
Pinnacle West Capital Corp.	5,020	381,721
Evergy, Inc.	5,423	341,270
Total Utilities		1,229,603
Total Common Stocks
(Cost $66,086,499)		67,399,275

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$223,689	$223,689
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	86,034	86,034
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	85,768	85,768
Total Repurchase Agreements
(Cost $395,491)		395,491
Total Investments - 100.0%
(Cost $66,481,990)		$67,794,766
Other Assets & Liabilities, net - 0.0%		(12,859)
Total Net Assets - 100.0%		$67,781,907

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$67,399,275	$—	$—	$67,399,275
Repurchase Agreements	—	395,491	—	395,491
Total Assets	$67,399,275	$395,491	$—	$67,794,766

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 25.0%
Halozyme Therapeutics, Inc.*	15,231	$866,644
Celsius Holdings, Inc.*	7,535	783,941
Neurocrine Biosciences, Inc.*	6,464	772,060
Shockwave Medical, Inc.*	3,726	766,103
Grand Canyon Education, Inc.*	5,597	591,379
Darling Ingredients, Inc.*	8,420	527,008
Inari Medical, Inc.*	8,049	511,594
Avis Budget Group, Inc.*	2,864	469,495
Medpace Holdings, Inc.*	2,207	468,789
Jazz Pharmaceuticals plc*	2,838	452,122
Option Care Health, Inc.*	13,243	398,482
H&R Block, Inc.	9,560	349,036
Lantheus Holdings, Inc.*	6,555	334,043
FTI Consulting, Inc.*	2,047	325,064
Repligen Corp.*	1,840	311,530
Lancaster Colony Corp.	1,569	309,564
Service Corporation International	4,461	308,433
United Therapeutics Corp.*	1,083	301,171
WEX, Inc.*	1,747	285,897
Exelixis, Inc.*	16,992	272,552
Paylocity Holding Corp.*	1,384	268,856
HealthEquity, Inc.*	3,766	232,136
Total Consumer, Non-cyclical		9,905,899
Energy - 20.5%
PBF Energy, Inc. — Class A	29,594	1,206,843
Antero Resources Corp.*	31,515	976,650
PDC Energy, Inc.	14,838	941,916
Matador Resources Co.	15,935	912,119
Range Resources Corp.	33,486	837,820
Southwestern Energy Co.*	127,896	748,192
CNX Resources Corp.*	42,197	710,598
Murphy Oil Corp.	15,718	676,031
DT Midstream, Inc.	11,946	660,136
NOV, Inc.	21,188	442,617
Total Energy		8,112,922
Industrial - 14.6%
Builders FirstSource, Inc.*	11,072	718,351
Louisiana-Pacific Corp.	11,018	652,266
Axon Enterprise, Inc.*	3,566	591,707
Landstar System, Inc.	3,383	551,091
Valmont Industries, Inc.	1,538	508,570
Silgan Holdings, Inc.	8,300	430,272
Clean Harbors, Inc.*	3,415	389,720
Simpson Manufacturing Company, Inc.	4,113	364,658
EMCOR Group, Inc.	2,349	347,910
Belden, Inc.	4,773	343,179
Carlisle Companies, Inc.	1,445	340,514
Eagle Materials, Inc.	2,173	288,683
Toro Co.	2,484	281,189
Total Industrial		5,808,110
Financial - 10.3%
Annaly Capital Management, Inc. REIT	51,915	1,094,368
Kinsale Capital Group, Inc.	2,983	780,114
RLI Corp.	5,453	715,816
Jefferies Financial Group, Inc.	18,567	636,477
SLM Corp.	35,914	596,172
Selective Insurance Group, Inc.	3,023	267,868
Total Financial		4,090,815
Consumer, Cyclical - 9.6%
Murphy USA, Inc.	3,065	856,790
Casey's General Stores, Inc.	2,477	555,715
Tempur Sealy International, Inc.	13,580	466,201
Texas Roadhouse, Inc. — Class A	4,120	374,714
Crocs, Inc.*	3,240	351,313
Deckers Outdoor Corp.*	862	344,076
Wingstop, Inc.	2,313	318,315
FirstCash Holdings, Inc.	3,481	302,534
Visteon Corp.*	1,848	241,774
Total Consumer, Cyclical		3,811,432
Technology - 6.2%
Amkor Technology, Inc.	24,228	580,987
Cirrus Logic, Inc.*	5,620	418,578
Concentrix Corp.	3,115	414,793
ExlService Holdings, Inc.*	2,389	404,768
Fair Isaac Corp.*	588	351,965
KBR, Inc.	5,742	303,178
Total Technology		2,474,269
Basic Materials - 6.2%
Westlake Corp.	6,803	697,580
Reliance Steel & Aluminum Co.	3,205	648,820
Olin Corp.	7,464	395,144
MP Materials Corp.*	14,849	360,534
Cabot Corp.	5,222	349,038
Total Basic Materials		2,451,116
Communications - 3.7%
Nexstar Media Group, Inc. — Class A	4,305	753,504
World Wrestling Entertainment, Inc. — Class A	6,028	413,039
Calix, Inc.*	4,573	312,930
Total Communications		1,479,473
Utilities - 3.4%
Essential Utilities, Inc.	11,237	536,342
OGE Energy Corp.	10,183	402,738
ONE Gas, Inc.	5,158	390,564
Total Utilities		1,329,644
Total Common Stocks
(Cost $36,646,358)		39,463,680

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$130,679	$130,679
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	50,261	50,261
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	50,106	50,106
Total Repurchase Agreements
(Cost $231,046)		231,046
Total Investments - 100.1%
(Cost $36,877,404)		$39,694,726
Other Assets & Liabilities, net - (0.1)%		(36,256)
Total Net Assets - 100.0%		$39,658,470

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,463,680	$—	$—	$39,463,680
Repurchase Agreements	—	231,046	—	231,046
Total Assets	$39,463,680	$231,046	$—	$39,694,726

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 34.7%
Goodyear Tire & Rubber Co.*	71,885	$729,633
Taylor Morrison Home Corp. — Class A*	20,850	632,797
KB Home	19,302	614,769
Kohl's Corp.	22,506	568,276
PVH Corp.	7,362	519,684
Thor Industries, Inc.	6,455	487,288
JetBlue Airways Corp.*	74,229	481,004
Lithia Motors, Inc. — Class A	2,309	472,745
Foot Locker, Inc.	12,288	464,364
Macy's, Inc.	19,338	399,330
Toll Brothers, Inc.	7,983	398,511
Adient plc*	10,827	375,588
Dana, Inc.	24,609	372,334
Univar Solutions, Inc.*	9,552	303,754
Gap, Inc.	26,162	295,107
Hanesbrands, Inc.	46,356	294,824
Nordstrom, Inc.	16,973	273,944
Lear Corp.	1,983	245,932
Topgolf Callaway Brands Corp.*	10,236	202,161
Skechers USA, Inc. — Class A*	3,014	126,437
Total Consumer, Cyclical		8,258,482
Financial - 22.9%
Brighthouse Financial, Inc.*	12,364	633,902
Park Hotels & Resorts, Inc. REIT	30,811	363,262
Navient Corp.	21,283	350,105
Unum Group	8,358	342,929
New York Community Bancorp, Inc.	33,004	283,834
Jones Lang LaSalle, Inc.*	1,743	277,782
SL Green Realty Corp. REIT	7,551	254,620
First American Financial Corp.	4,674	244,637
Pebblebrook Hotel Trust REIT	18,238	244,207
Old Republic International Corp.	8,415	203,222
PacWest Bancorp	8,401	192,803
Cousins Properties, Inc. REIT	7,383	186,716
MGIC Investment Corp.	14,233	185,029
Janus Henderson Group plc	7,724	181,669
Medical Properties Trust, Inc. REIT	16,080	179,131
JBG SMITH Properties REIT	8,457	160,514
Kemper Corp.	3,159	155,423
CNO Financial Group, Inc.	6,653	152,021
Essent Group Ltd.	3,893	151,360
FNB Corp.	11,378	148,483
Associated Banc-Corp.	6,368	147,037
Reinsurance Group of America, Inc. — Class A	1,007	143,085
Kilroy Realty Corp. REIT	3,642	140,836
Sabra Health Care REIT, Inc.	9,508	118,184
Total Financial		5,440,791
Industrial - 16.4%
Avnet, Inc.	13,400	557,172
Arrow Electronics, Inc.*	4,824	504,446
TD SYNNEX Corp.	5,059	479,138
Ryder System, Inc.	4,454	372,221
XPO, Inc.*	10,883	362,295
Enovis Corp.*	6,054	324,010
Jabil, Inc.	4,681	319,244
RXO, Inc.*	15,716	270,315
Fluor Corp.*	6,700	232,222
Greif, Inc. — Class A	3,121	209,294
Coherent Corp.*	4,712	165,391
Vishay Intertechnology, Inc.	5,569	120,124
Total Industrial		3,915,872
Consumer, Non-cyclical - 11.0%
ManpowerGroup, Inc.	4,867	404,983
Tenet Healthcare Corp.*	7,536	367,681
Graham Holdings Co. — Class B	596	360,109
Syneos Health, Inc.*	9,645	353,779
Pilgrim's Pride Corp.*	14,487	343,777
Perrigo Company plc	6,978	237,880
Patterson Companies, Inc.	7,878	220,820
GXO Logistics, Inc.*	4,277	182,585
Post Holdings, Inc.*	1,554	140,264
Total Consumer, Non-cyclical		2,611,878
Basic Materials - 6.9%
United States Steel Corp.	28,727	719,611
Cleveland-Cliffs, Inc.*	35,585	573,275
Avient Corp.	5,708	192,702
Alcoa Corp.	3,473	157,917
Total Basic Materials		1,643,505
Technology - 4.6%
Xerox Holdings Corp.	26,978	393,879
NCR Corp.*	13,431	314,420
Kyndryl Holdings, Inc.*	21,542	239,547
MKS Instruments, Inc.	1,828	154,886
Total Technology		1,102,732
Communications - 1.5%
Viasat, Inc.*	6,864	217,246
Frontier Communications Parent, Inc.*	5,571	141,949
Total Communications		359,195
Utilities - 1.4%
UGI Corp.	5,247	194,507
Southwest Gas Holdings, Inc.	2,173	134,465
Total Utilities		328,972
Total Common Stocks
(Cost $23,011,459)		23,661,427

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$99,062	$99,062
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	38,101	38,101
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	37,982	37,982
Total Repurchase Agreements
(Cost $175,145)		175,145
Total Investments - 100.1%
(Cost $23,186,604)		$23,836,572
Other Assets & Liabilities, net - (0.1)%		(19,084)
Total Net Assets - 100.0%		$23,817,488

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,661,427	$—	$—	$23,661,427
Repurchase Agreements	—	175,145	—	175,145
Total Assets	$23,661,427	$175,145	$—	$23,836,572

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 28.2%
iTeos Therapeutics, Inc.*	15,089	$294,688
Vir Biotechnology, Inc.*	10,834	274,209
Catalyst Pharmaceuticals, Inc.*	13,148	244,553
Cytokinetics, Inc.*	4,577	209,718
Cross Country Healthcare, Inc.*	7,834	208,149
Zynex, Inc.	12,938	179,968
Dynavax Technologies Corp.*	15,753	167,612
AMN Healthcare Services, Inc.*	1,611	165,643
Cal-Maine Foods, Inc.	2,867	156,108
Meridian Bioscience, Inc.*	4,649	154,393
Ensign Group, Inc.	1,490	140,969
Adtalem Global Education, Inc.*	3,953	140,332
elf Beauty, Inc.*	2,447	135,319
Simply Good Foods Co.*	3,458	131,508
MGP Ingredients, Inc.	1,199	127,550
Innoviva, Inc.*	9,588	127,041
REGENXBIO, Inc.*	5,585	126,668
uniQure N.V.*	4,959	112,421
Amphastar Pharmaceuticals, Inc.*	3,982	111,576
AdaptHealth Corp.*	5,243	100,770
Supernus Pharmaceuticals, Inc.*	2,824	100,732
Corcept Therapeutics, Inc.*	4,914	99,803
Tootsie Roll Industries, Inc.	2,220	94,505
Stride, Inc.*	2,757	86,239
Medifast, Inc.	700	80,745
Arcus Biosciences, Inc.*	3,355	69,381
Collegium Pharmaceutical, Inc.*	2,836	65,795
Hostess Brands, Inc.*	2,832	63,550
Xencor, Inc.*	2,262	58,902
Addus HomeCare Corp.*	582	57,903
Pacira BioSciences, Inc.*	1,244	48,031
Ligand Pharmaceuticals, Inc.*,††	107	–
Ligand Pharmaceuticals, Inc.*,††	107	–
Total Consumer, Non-cyclical		4,134,781
Industrial - 19.9%
Encore Wire Corp.	1,430	196,711
Matson, Inc.	3,095	193,468
Boise Cascade Co.	2,624	180,190
Dorian LPG Ltd.	9,257	175,420
Advanced Energy Industries, Inc.	1,984	170,187
UFP Industries, Inc.	2,005	158,896
Mueller Industries, Inc.	2,427	143,193
Comfort Systems USA, Inc.	1,208	139,017
Lindsay Corp.	836	136,143
PGT Innovations, Inc.*	6,814	122,380
Myers Industries, Inc.	5,494	122,132
Forward Air Corp.	1,127	118,211
Marten Transport Ltd.	5,961	117,909
Fabrinet*	861	110,397
AAON, Inc.	1,453	109,440
NV5 Global, Inc.*	663	87,728
Plexus Corp.*	844	86,873
EnPro Industries, Inc.	749	81,409
Applied Industrial Technologies, Inc.	612	77,130
CTS Corp.	1,779	70,128
Badger Meter, Inc.	629	68,580
Aerojet Rocketdyne Holdings, Inc.*	1,148	64,208
Hillenbrand, Inc.	1,475	62,938
Franklin Electric Company, Inc.	786	62,683
AeroVironment, Inc.*	700	59,962
Total Industrial		2,915,333
Financial - 16.4%
ARMOUR Residential REIT, Inc.	41,411	233,144
StoneX Group, Inc.*	2,103	200,416
Mr Cooper Group, Inc.*	4,849	194,591
OFG Bancorp	5,730	157,919
St. Joe Co.	3,190	123,294
Hanmi Financial Corp.	4,903	121,349
Piper Sandler Cos.	928	120,816
Blucora, Inc.*	4,493	114,706
First BanCorp	8,884	113,004
Marcus & Millichap, Inc.	2,890	99,560
Palomar Holdings, Inc.*	2,120	95,739
Dime Community Bancshares, Inc.	2,956	94,089
Stellar Bancorp, Inc.	3,117	91,827
Preferred Bank/Los Angeles CA	1,228	91,633
BancFirst Corp.	970	85,535
NBT Bancorp, Inc.	1,921	83,410
City Holding Co.	784	72,983
ServisFirst Bancshares, Inc.	969	66,774
Heritage Financial Corp.	2,169	66,458
Bancorp, Inc.*	2,291	65,019
CVB Financial Corp.	2,135	54,976
Banner Corp.	860	54,352
Total Financial		2,401,594
Technology - 10.8%
Axcelis Technologies, Inc.*	2,876	228,239
Rambus, Inc.*	4,831	173,047
Kulicke & Soffa Industries, Inc.	3,206	141,898
Photronics, Inc.*	8,239	138,662
Alpha & Omega Semiconductor Ltd.*	3,959	113,109
Agilysys, Inc.*	1,113	88,083
Progress Software Corp.	1,650	83,242
Diodes, Inc.*	1,015	77,282
Digi International, Inc.*	2,114	77,267
Veradigm, Inc.*	4,309	76,011
Onto Innovation, Inc.*	1,059	72,107
NextGen Healthcare, Inc.*	3,468	65,129
MaxLinear, Inc. — Class A*	1,915	65,014
Veeco Instruments, Inc.*	3,499	65,011
NetScout Systems, Inc.*	1,707	55,495
SPS Commerce, Inc.*	424	54,454
Total Technology		1,574,050
Energy - 8.0%
SM Energy Co.	6,714	233,849
REX American Resources Corp.*	7,315	233,056
Civitas Resources, Inc.	3,831	221,930
Laredo Petroleum, Inc.*	3,842	197,556
Ranger Oil Corp. — Class A	3,359	135,804
CONSOL Energy, Inc.	1,165	75,725
RPC, Inc.	7,963	70,791
Total Energy		1,168,711

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer, Cyclical - 6.9%
Green Brick Partners, Inc.*	7,106	$172,178
Monarch Casino & Resort, Inc.*	2,089	160,623
Titan International, Inc.*	9,730	149,064
XPEL, Inc.*	2,052	123,243
Jack in the Box, Inc.	1,728	117,901
Cavco Industries, Inc.*	496	112,220
Ethan Allen Interiors, Inc.	3,388	89,511
Sun Country Airlines Holdings, Inc.*	5,588	88,626
Total Consumer, Cyclical		1,013,366
Communications - 4.5%
Clearfield, Inc.*	2,124	199,954
ATN International, Inc.	2,923	132,441
Cars.com, Inc.*	7,550	103,963
Harmonic, Inc.*	7,889	103,346
A10 Networks, Inc.	3,521	58,554
Extreme Networks, Inc.*	3,061	56,047
Total Communications		654,305
Basic Materials - 3.4%
Hawkins, Inc.	3,767	145,406
Kaiser Aluminum Corp.	1,626	123,511
American Vanguard Corp.	4,197	91,117
Innospec, Inc.	764	78,585
Livent Corp.*	2,816	55,954
Total Basic Materials		494,573
Utilities - 1.4%
SJW Group	891	72,340
South Jersey Industries, Inc.	1,955	69,461
Unitil Corp.	1,294	66,460
Total Utilities		208,261
Total Common Stocks
(Cost $14,297,765)		14,564,974

WARRANTS† - 0.0%
Triumph Group, Inc.
Expiring 12/19/23*	—	—
Total Warrants
(Cost $ — )		—

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$64,410	64,410
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	24,773	24,773
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	24,696	24,696
Total Repurchase Agreements
(Cost $113,879)		113,879
Total Investments - 100.3%
(Cost $14,411,644)		$14,678,853
Other Assets & Liabilities, net - (0.3)%		(41,494)
Total Net Assets - 100.0%		$14,637,359

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,564,974		$ — *	$—	$14,564,974
Warrants	—	*	—	—	—
Repurchase Agreements	—		113,879	—	113,879
Total Assets	$14,564,974		$113,879	$—	$14,678,853

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Cyclical - 34.8%
M/I Homes, Inc.*	2,341	$108,107
G-III Apparel Group Ltd.*	7,377	101,139
SkyWest, Inc.*	5,778	95,395
Century Communities, Inc.	1,807	90,368
World Fuel Services Corp.	2,898	79,202
Tri Pointe Homes, Inc.*	4,223	78,506
Big Lots, Inc.	5,315	78,131
MDC Holdings, Inc.	2,470	78,052
America's Car-Mart, Inc.*	1,073	77,535
MarineMax, Inc.*	2,452	76,551
ScanSource, Inc.*	2,589	75,650
Motorcar Parts of America, Inc.*	5,977	70,887
Resideo Technologies, Inc.*	4,288	70,538
Patrick Industries, Inc.	1,151	69,751
Genesco, Inc.*	1,481	68,156
Wolverine World Wide, Inc.	5,807	63,470
Meritage Homes Corp.*	682	62,880
Group 1 Automotive, Inc.	345	62,228
ODP Corp.*	1,219	55,513
Sonic Automotive, Inc. — Class A	1,106	54,493
Abercrombie & Fitch Co. — Class A*	2,350	53,838
MillerKnoll, Inc.	2,459	51,664
Children's Place, Inc.*	1,328	48,366
Caleres, Inc.	1,985	44,226
Zumiez, Inc.*	1,937	42,110
Veritiv Corp.	332	40,408
Universal Electronics, Inc.*	1,843	38,353
La-Z-Boy, Inc.	1,662	37,927
Designer Brands, Inc. — Class A	3,816	37,320
Sally Beauty Holdings, Inc.*	2,938	36,784
GMS, Inc.*	723	36,005
Signet Jewelers Ltd.	505	34,340
American Axle & Manufacturing Holdings, Inc.*	4,288	33,532
Shoe Carnival, Inc.	1,374	32,852
KAR Auction Services, Inc.*	2,086	27,222
American Eagle Outfitters, Inc.*	1,948	27,194
PC Connection, Inc.	571	26,780
Urban Outfitters, Inc.*	1,082	25,806
Chico's FAS, Inc.*	5,168	25,427
Guess?, Inc.[1]	1,223	25,304
Interface, Inc. — Class A	2,490	24,576
Standard Motor Products, Inc.	677	23,560
Sleep Number Corp.*	890	23,122
HNI Corp.	808	22,972
Allegiant Travel Co. — Class A*	314	21,349
Marcus Corp.	1,414	20,347
LGI Homes, Inc.*	190	17,594
El Pollo Loco Holdings, Inc.	1,669	16,623
Hawaiian Holdings, Inc.*	1,573	16,139
Total Consumer, Cyclical		2,428,292
Consumer, Non-cyclical - 18.0%
Kelly Services, Inc. — Class A	6,354	107,383
Aaron's Company, Inc.	8,255	98,647
Fresh Del Monte Produce, Inc.	3,427	89,753
Enhabit, Inc.*	6,242	82,145
Emergent BioSolutions, Inc.*	6,874	81,182
Zimvie, Inc.*	8,354	78,026
Seneca Foods Corp. — Class A*	1,139	69,422
TrueBlue, Inc.*	3,015	59,034
United Natural Foods, Inc.*	1,468	56,827
SpartanNash Co.	1,758	53,162
Owens & Minor, Inc.*	2,660	51,950
Deluxe Corp.	2,972	50,464
GEO Group, Inc.*	3,681	40,307
Rent-A-Center, Inc.	1,773	39,981
PROG Holdings, Inc.*	2,275	38,425
B&G Foods, Inc.[1]	3,415	38,077
Universal Corp.	683	36,069
ABM Industries, Inc.	786	34,914
Heidrick & Struggles International, Inc.	1,196	33,452
CoreCivic, Inc.*	2,557	29,559
Organogenesis Holdings, Inc.*	9,029	24,288
Phibro Animal Health Corp. — Class A	1,780	23,870
Orthofix Medical, Inc.*	964	19,791
Green Dot Corp. — Class A*	1,221	19,316
Total Consumer, Non-cyclical		1,256,044
Financial - 17.6%
Genworth Financial, Inc. — Class A*	20,747	109,752
Anywhere Real Estate, Inc.*	14,512	92,732
Stewart Information Services Corp.	2,002	85,545
Douglas Elliman, Inc.	17,089	69,552
Cushman & Wakefield plc*	4,903	61,091
Hersha Hospitality Trust — Class A REIT	6,141	52,321
EZCORP, Inc. — Class A*	6,067	49,446
Bread Financial Holdings, Inc.	1,213	45,681
Franklin Street Properties Corp. REIT	15,188	41,463
Office Properties Income Trust REIT	2,999	40,037
Universal Insurance Holdings, Inc.	3,758	39,797
Hudson Pacific Properties, Inc. REIT	3,789	36,867
RE/MAX Holdings, Inc. — Class A	1,975	36,814
Ambac Financial Group, Inc.*	2,109	36,781
SiriusPoint Ltd.*	5,721	33,754
Encore Capital Group, Inc.*	661	31,688
World Acceptance Corp.*	456	30,069
Brandywine Realty Trust REIT	4,703	28,923
LendingTree, Inc.*	1,336	28,497
Apollo Commercial Real Estate Finance, Inc. REIT	2,533	27,255
United Fire Group, Inc.	942	25,773
HomeStreet, Inc.	830	22,891
Hope Bancorp, Inc.	1,776	22,751
Industrial Logistics Properties Trust REIT	6,789	22,200
Service Properties Trust REIT	2,927	21,338
ProAssurance Corp.	1,182	20,650
Hilltop Holdings, Inc.	667	20,017
Ready Capital Corp. REIT	1,721	19,172
iStar, Inc. REIT	2,450	18,694

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 17.6% (continued)
Enova International, Inc.*	483	$18,533
Orion Office REIT, Inc.	1,968	16,807
Granite Point Mortgage Trust, Inc. REIT	2,936	15,737
Total Financial		1,222,628
Industrial - 9.9%
Olympic Steel, Inc.	2,772	93,084
Benchmark Electronics, Inc.	2,265	60,453
DXP Enterprises, Inc.*	2,110	58,130
Greenbrier Companies, Inc.	1,604	53,782
Harsco Corp.*	8,351	52,528
Tredegar Corp.	4,623	47,247
Kaman Corp.	1,998	44,555
Comtech Telecommunications Corp.	3,649	44,299
American Woodmark Corp.*	877	42,850
ArcBest Corp.	552	38,662
TTM Technologies, Inc.*	2,185	32,950
Powell Industries, Inc.	903	31,768
Proto Labs, Inc.*	1,102	28,134
AZZ, Inc.	561	22,552
Ichor Holdings Ltd.*	774	20,759
Granite Construction, Inc.	575	20,165
Total Industrial		691,918
Basic Materials - 7.3%
Rayonier Advanced Materials, Inc.*	10,818	103,853
Mativ Holdings, Inc.	3,252	67,967
Clearwater Paper Corp.*	1,734	65,562
Century Aluminum Co.*	7,432	60,794
Arconic Corp.*	2,681	56,730
Trinseo plc	2,418	54,913
Koppers Holdings, Inc.	1,843	51,972
AdvanSix, Inc.	704	26,766
Minerals Technologies, Inc.	305	18,520
Total Basic Materials		507,077
Communications - 5.7%
Telephone & Data Systems, Inc.	9,581	100,505
AMC Networks, Inc. — Class A*	4,702	73,680
EW Scripps Co. — Class A*	4,997	65,911
Consolidated Communications Holdings, Inc.*	12,544	44,907
Gannett Company, Inc.*	17,638	35,805
NETGEAR, Inc.*	1,648	29,845
Thryv Holdings, Inc.*	1,570	29,830
Scholastic Corp.	480	18,941
Total Communications		399,424
Energy - 4.1%
Oil States International, Inc.*	8,672	64,693
SunCoke Energy, Inc.	7,024	60,617
Par Pacific Holdings, Inc.*	2,186	50,825
Bristow Group, Inc.*	1,636	44,385
Helix Energy Solutions Group, Inc.*	4,824	35,601
DMC Global, Inc.*	1,628	31,648
Total Energy		287,769
Technology - 2.5%
Ebix, Inc.	2,703	53,952
Insight Enterprises, Inc.*	434	43,517
Pitney Bowes, Inc.	6,867	26,095
Cerence, Inc.*	1,299	24,070
SMART Global Holdings, Inc.*	1,560	23,213
Total Technology		170,847
Total Common Stocks
(Cost $6,453,424)		6,963,999

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$15,413	15,413
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	5,928	5,928
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	5,909	5,909
Total Repurchase Agreements
(Cost $27,250)		27,250

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class X, 4.10%[4]	49,245	49,245
Total Securities Lending Collateral
(Cost $49,245)		49,245
Total Investments - 101.0%
(Cost $6,529,919)		$7,040,494
Other Assets & Liabilities, net - (1.0)%		(69,798)
Total Net Assets - 100.0%		$6,970,696

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,963,999	$—	$—	$6,963,999
Repurchase Agreements	—	27,250	—	27,250
Securities Lending Collateral	49,245	—	—	49,245
Total Assets	$7,013,244	$27,250	$—	$7,040,494

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 36.9%
Federal Home Loan Bank
3.84% due 01/13/23[1]	$2,000,000	$1,997,812
4.05% due 01/27/23[1]	1,000,000	997,252
Total Federal Agency Discount Notes
(Cost $2,994,415)		2,995,064

U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
3.80% due 01/17/23[1,2]	283,000	282,595
Total U.S. Treasury Bills
(Cost $282,512)		282,595

REPURCHASE AGREEMENTS††,3 - 60.1%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[4]	2,752,372	2,752,372
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[4]	1,058,604	1,058,604
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[4]	1,055,326	1,055,326
Total Repurchase Agreements
(Cost $4,866,302)		4,866,302
Total Investments - 100.5%
(Cost $8,143,229)		$8,143,961
Other Assets & Liabilities, net - (0.5)%		(44,040)
Total Net Assets - 100.0%		$8,099,921

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	109	Mar 2023	$11,256,430	$(6,476)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	(Federal Funds Rate + 0.10%)	At Maturity	03/17/23	47,731	$4,925,089	$(44,442)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2022.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$2,995,064	$—	$2,995,064
U.S. Treasury Bills	—	282,595	—	282,595
Repurchase Agreements	—	4,866,302	—	4,866,302
Total Assets	$—	$8,143,961	$—	$8,143,961

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$6,476	$—	$—	$6,476
Currency Index Swap Agreements**	—	44,442	—	44,442
Total Liabilities	$6,476	$44,442	$—	$50,918

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$670,883	$–	$(660,226)	$(16,479)	$5,822	$–	–	$4,423
Guggenheim Ultra Short Duration Fund — Institutional Class	569,935	–	(561,784)	(16,573)	8,422	–	–	2,552
	$1,240,818	$–	$(1,222,010)	$(33,052)	$14,244	$–		$6,975

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 100.0%
Software - 35.6%
Microsoft Corp.	5,752	$1,379,445
Oracle Corp.	6,092	497,960
Adobe, Inc.*	1,235	415,615
Salesforce, Inc.*	3,009	398,963
Intuit, Inc.	860	334,729
ServiceNow, Inc.*	752	291,979
Fiserv, Inc.*	2,638	266,623
Activision Blizzard, Inc.	3,335	255,294
VMware, Inc. — Class A*	1,965	241,223
Synopsys, Inc.*	718	229,250
Snowflake, Inc. — Class A*	1,578	226,506
Cadence Design Systems, Inc.*	1,369	219,916
Workday, Inc. — Class A*	1,269	212,342
Paychex, Inc.	1,823	210,666
Fidelity National Information Services, Inc.	3,091	209,724
Autodesk, Inc.*	1,094	204,436
Electronic Arts, Inc.	1,557	190,234
Atlassian Corp. — Class A*	1,426	183,498
Datadog, Inc. — Class A*	2,130	156,555
ANSYS, Inc.*	628	151,718
NetEase, Inc. ADR	2,048	148,746
Zoom Video Communications, Inc. — Class A*	2,124	143,880
Take-Two Interactive Software, Inc.*	1,374	143,075
ROBLOX Corp. — Class A*	4,611	131,229
Tyler Technologies, Inc.*	395	127,352
DocuSign, Inc.*	2,286	126,690
Broadridge Financial Solutions, Inc.	943	126,485
Coupa Software, Inc.*	1,592	126,039
HubSpot, Inc.*	433	125,193
Fair Isaac Corp.*	208	124,505
PTC, Inc.*	1,031	123,761
SS&C Technologies Holdings, Inc.	2,356	122,653
Splunk, Inc.*	1,420	122,248
Cloudflare, Inc. — Class A*	2,658	120,168
ZoomInfo Technologies, Inc. — Class A*	3,914	117,850
Palantir Technologies, Inc. — Class A*	18,310	117,550
Akamai Technologies, Inc.*	1,389	117,093
Jack Henry & Associates, Inc.	661	116,045
Dynatrace, Inc.*	2,912	111,530
MongoDB, Inc.*	565	111,215
Bill.com Holdings, Inc.*	1,008	109,832
Unity Software, Inc.*,1	3,749	107,184
Twilio, Inc. — Class A*	2,133	104,432
Ceridian HCM Holding, Inc.*	1,627	104,372
Dropbox, Inc. — Class A*	4,212	94,265
UiPath, Inc. — Class A*	7,082	90,012
Five9, Inc.*	1,071	72,678
Elastic N.V.*	1,400	72,100
RingCentral, Inc. — Class A*	1,718	60,817
Asana, Inc. — Class A*	3,894	53,620
MicroStrategy, Inc. — Class A*,1	254	35,959
Total Software		9,685,254
Semiconductors - 20.9%
NVIDIA Corp.	3,939	575,645
Broadcom, Inc.	912	509,927
Texas Instruments, Inc.	2,354	388,928
QUALCOMM, Inc.	3,185	350,159
Intel Corp.	12,629	333,784
Advanced Micro Devices, Inc.*	5,142	333,047
Analog Devices, Inc.	1,786	292,958
Applied Materials, Inc.	2,882	280,649
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,475	258,853
Lam Research Corp.	568	238,730
KLA Corp.	611	230,365
Micron Technology, Inc.	4,552	227,509
NXP Semiconductor N.V.	1,332	210,496
Microchip Technology, Inc.	2,771	194,663
ASML Holding N.V. — Class G	340	185,776
Marvell Technology, Inc.	4,866	180,237
ON Semiconductor Corp.*	2,541	158,482
Monolithic Power Systems, Inc.	366	129,421
Skyworks Solutions, Inc.	1,335	121,659
Teradyne, Inc.	1,315	114,865
Entegris, Inc.	1,537	100,812
Qorvo, Inc.*	1,045	94,719
Lattice Semiconductor Corp.*	1,423	92,324
Wolfspeed, Inc.*	1,246	86,024
Total Semiconductors		5,690,032
Computers - 13.4%
Apple, Inc.	11,033	1,433,518
International Business Machines Corp.	2,544	358,424
Accenture plc — Class A	903	240,956
Fortinet, Inc.*	3,990	195,071
Dell Technologies, Inc. — Class C	4,430	178,175
Cognizant Technology Solutions Corp. — Class A	3,103	177,461
HP, Inc.	6,219	167,104
Crowdstrike Holdings, Inc. — Class A*	1,542	162,357
Check Point Software Technologies Ltd.*	1,108	139,785
Infosys Ltd. ADR	7,700	138,677
Zscaler, Inc.*	1,189	133,049
NetApp, Inc.	1,937	116,336
Seagate Technology Holdings plc	1,977	104,010
Western Digital Corp.*	3,125	98,594
Total Computers		3,643,517
Internet - 13.0%
Alphabet, Inc. — Class A*	12,431	1,096,787
Meta Platforms, Inc. — Class A*	5,099	613,614
Palo Alto Networks, Inc.*	1,451	202,472
Baidu, Inc. ADR*	1,485	169,854
Shopify, Inc. — Class A*	4,748	164,803
CDW Corp.	889	158,758
VeriSign, Inc.*	766	157,367
Pinterest, Inc. — Class A*	5,905	143,373
Sea Ltd. ADR*	2,754	143,291
Snap, Inc. — Class A*	14,229	127,350
Gen Digital, Inc.	5,598	119,965
GoDaddy, Inc. — Class A*	1,517	113,502

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Internet - 13.0% (continued)
Match Group, Inc.*	2,726	$113,102
Okta, Inc.*	1,655	113,086
F5, Inc.*	655	93,999
Total Internet		3,531,323
Diversified Financial Services - 4.8%
Visa, Inc. — Class A	3,361	698,281
Mastercard, Inc. — Class A	1,741	605,398
Total Diversified Financial Services		1,303,679
Commercial Services - 4.4%
Automatic Data Processing, Inc.	1,329	317,445
PayPal Holdings, Inc.*	4,047	288,227
Block, Inc. — Class A*	3,313	208,189
Global Payments, Inc.	1,741	172,916
FleetCor Technologies, Inc.*	668	122,698
Affirm Holdings, Inc.*	5,834	56,415
Marathon Digital Holdings, Inc.*,1	5,456	18,660
Total Commercial Services		1,184,550
Telecommunications - 3.4%
Cisco Systems, Inc.	9,504	452,770
Arista Networks, Inc.*	1,648	199,985
Corning, Inc.	5,244	167,493
Juniper Networks, Inc.	3,282	104,893
Total Telecommunications		925,141
Electronics - 1.9%
Amphenol Corp. — Class A	2,842	216,390
TE Connectivity Ltd.	1,686	193,553
Trimble, Inc.*	2,204	111,434
Total Electronics		521,377
Energy-Alternate Sources - 1.7%
Enphase Energy, Inc.*	690	182,823
SolarEdge Technologies, Inc.*	497	140,785
First Solar, Inc.*	894	133,912
Total Energy-Alternate Sources		457,520
Advertising - 0.5%
Trade Desk, Inc. — Class A*	3,461	155,157
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	478	122,564
Total Common Stocks
(Cost $14,745,404)		27,220,114

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$107,876	107,876
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	41,491	41,491
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	41,362	41,362
Total Repurchase Agreements
(Cost $190,729)		190,729

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	122,953	122,953
Total Securities Lending Collateral
(Cost $122,953)		122,953
Total Investments - 101.2%
(Cost $15,059,086)		$27,533,796
Other Assets & Liabilities, net - (1.2)%		(320,646)
Total Net Assets - 100.0%		$27,213,150

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,220,114	$—	$—	$27,220,114
Repurchase Agreements	—	190,729	—	190,729
Securities Lending Collateral	122,953	—	—	122,953
Total Assets	$27,343,067	$190,729	$—	$27,533,796

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.1%
Telecommunications - 71.5%
T-Mobile US, Inc.*	1,341	$187,740
Verizon Communications, Inc.	4,367	172,060
Cisco Systems, Inc.	3,423	163,072
AT&T, Inc.	8,544	157,295
Motorola Solutions, Inc.	353	90,972
Arista Networks, Inc.*	711	86,280
Ubiquiti, Inc.	209	57,168
Juniper Networks, Inc.	1,418	45,319
Iridium Communications, Inc.	715	36,751
Frontier Communications Parent, Inc.*	1,434	36,538
Ciena Corp.*	699	35,635
Lumen Technologies, Inc.*	6,227	32,505
Calix, Inc.*	418	28,604
Vodafone Group plc ADR	2,816	28,498
BCE, Inc.	637	27,996
America Movil SAB de CV — Class L ADR	1,508	27,446
Rogers Communications, Inc. — Class B1	556	26,043
Nice Ltd. ADR*	134	25,768
TELUS Corp.	1,281	24,736
Viasat, Inc.*	771	24,402
Viavi Solutions, Inc.*	2,030	21,335
Extreme Networks, Inc.*	1,125	20,599
Gogo, Inc.*	1,282	18,922
InterDigital, Inc.	354	17,516
CommScope Holding Company, Inc.*	2,340	17,199
EchoStar Corp. — Class A*	1,010	16,847
ADTRAN Holdings, Inc.	879	16,516
Clearfield, Inc.*	173	16,286
Telephone & Data Systems, Inc.	1,517	15,913
NETGEAR, Inc.*	519	9,399
Total Telecommunications		1,485,360
Media - 20.2%
Comcast Corp. — Class A	4,987	174,395
Charter Communications, Inc. — Class A*	250	84,775
Liberty Broadband Corp. — Class C*	591	45,076
DISH Network Corp. — Class A*	2,736	38,414
Liberty Global plc — Class C*	1,475	28,659
Cable One, Inc.	40	28,474
Liberty Latin America Ltd. — Class C*	2,631	19,996
Total Media		419,789
Internet - 4.6%
F5, Inc.*	283	40,614
Roku, Inc.*	793	32,275
Cogent Communications Holdings, Inc.	415	23,688
Total Internet		96,577
Computers - 2.3%
Lumentum Holdings, Inc.*	487	25,407
NetScout Systems, Inc.*	655	21,294
Total Computers		46,701
Software - 0.5%
Bandwidth, Inc. — Class A*	442	10,144
Total Common Stocks
(Cost $1,905,598)		2,058,571

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$6,025	$6,025
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	2,317	2,317
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	2,310	2,310
Total Repurchase Agreements
(Cost $10,652)		10,652

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	19,071	19,071
Total Securities Lending Collateral
(Cost $19,071)		19,071
Total Investments - 100.5%
(Cost $1,935,321)		$2,088,294
Other Assets & Liabilities, net - (0.5)%		(10,392)
Total Net Assets - 100.0%		$2,077,902

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,058,571	$—	$—	$2,058,571
Repurchase Agreements	—	10,652	—	10,652
Securities Lending Collateral	19,071	—	—	19,071
Total Assets	$2,077,642	$10,652	$—	$2,088,294

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 42.1%
United Parcel Service, Inc. — Class B	3,612	$627,910
Union Pacific Corp.	2,743	567,993
CSX Corp.	13,222	409,618
Norfolk Southern Corp.	1,587	391,068
FedEx Corp.	2,025	350,730
Old Dominion Freight Line, Inc.	1,021	289,739
J.B. Hunt Transport Services, Inc.	1,242	216,555
Expeditors International of Washington, Inc.	2,011	208,983
CH Robinson Worldwide, Inc.	1,773	162,336
ZTO Express Cayman, Inc. ADR	5,557	149,317
Canadian Pacific Railway Ltd.	1,973	147,166
Knight-Swift Transportation Holdings, Inc.	2,773	145,333
Canadian National Railway Co.	1,197	142,299
ZIM Integrated Shipping Services Ltd.[1]	7,695	132,277
Landstar System, Inc.	744	121,198
Saia, Inc.*	563	118,050
Ryder System, Inc.	1,264	105,632
Kirby Corp.*	1,591	102,381
XPO, Inc.*	2,976	99,071
Atlas Air Worldwide Holdings, Inc.*	852	85,882
Matson, Inc.	1,313	82,076
Werner Enterprises, Inc.	1,967	79,191
RXO, Inc.*	4,053	69,712
ArcBest Corp.	922	64,577
Total Transportation		4,869,094
Auto Manufacturers - 22.9%
Tesla, Inc.*	7,323	902,047
General Motors Co.	10,046	337,947
Ford Motor Co.	28,922	336,363
Rivian Automotive, Inc. — Class A*	9,570	176,375
Lucid Group, Inc.*,1	24,306	166,010
Li Auto, Inc. ADR*,1	6,772	138,149
Ferrari N.V.	630	134,959
Stellantis N.V.	9,162	130,100
NIO, Inc. ADR*	13,039	127,130
Toyota Motor Corp. ADR[1]	929	126,883
Fisker, Inc.*,1	10,770	78,298
Total Auto Manufacturers		2,654,261
Auto Parts & Equipment - 11.8%
Aptiv plc*	1,917	178,530
BorgWarner, Inc.	3,921	157,820
Lear Corp.	1,100	136,422
Magna International, Inc.	2,351	132,079
Autoliv, Inc.	1,706	130,646
Gentex Corp.	4,767	129,996
Fox Factory Holding Corp.*	1,060	96,704
Adient plc*	2,787	96,681
Visteon Corp.*	718	93,936
Goodyear Tire & Rubber Co.*	8,437	85,636
Dana, Inc.	4,865	73,607
Luminar Technologies, Inc.*,1	11,882	58,816
Total Auto Parts & Equipment		1,370,873
Airlines - 10.6%
Delta Air Lines, Inc.*	7,212	236,986
Southwest Airlines Co.	6,526	219,730
United Airlines Holdings, Inc.*	4,465	168,331
American Airlines Group, Inc.*	11,190	142,337
Copa Holdings S.A. — Class A*	1,620	134,735
Alaska Air Group, Inc.*	2,800	120,232
Spirit Airlines, Inc.*	3,798	73,985
JetBlue Airways Corp.*	10,789	69,913
Allegiant Travel Co. — Class A*	871	59,219
Total Airlines		1,225,468
Commercial Services - 4.7%
U-Haul Holding Co.	2,899	159,387
Avis Budget Group, Inc.*	826	135,406
GXO Logistics, Inc.*	2,721	116,159
Hertz Global Holdings, Inc.*	7,322	112,686
U-Haul Holding Co.	336	20,224
Total Commercial Services		543,862
Internet - 4.0%
Uber Technologies, Inc.*	14,435	356,978
Lyft, Inc. — Class A*	9,565	105,406
Total Internet		462,384
Home Builders - 2.2%
Thor Industries, Inc.	1,411	106,516
LCI Industries	849	78,490
Winnebago Industries, Inc.	1,254	66,086
Total Home Builders		251,092
Leisure Time - 1.1%
Harley-Davidson, Inc.	2,921	121,514
Total Common Stocks
(Cost $8,580,550)		11,498,548

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$63,146	63,146
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	24,287	24,287
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	24,212	24,212
Total Repurchase Agreements
(Cost $111,645)		111,645

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.6%
Money Market Fund
First American Government Obligations Fund - Class X, 4.10%[4]	537,883	537,883
Total Securities Lending Collateral
(Cost $537,883)		537,883
Total Investments - 105.0%
(Cost $9,230,078)		$12,148,076
Other Assets & Liabilities, net - (5.0)%		(575,483)
Total Net Assets - 100.0%		$11,572,593

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,498,548	$—	$—	$11,498,548
Repurchase Agreements	—	111,645	—	111,645
Securities Lending Collateral	537,883	—	—	537,883
Total Assets	$12,036,431	$111,645	$—	$12,148,076

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 99.9%
Electric - 84.7%
NextEra Energy, Inc.	44,576	$3,726,554
Duke Energy Corp.	25,696	2,646,431
Southern Co.	36,560	2,610,750
Dominion Energy, Inc.	35,931	2,203,289
Sempra Energy	13,134	2,029,728
American Electric Power Company, Inc.	21,087	2,002,211
Exelon Corp.	45,244	1,955,898
Xcel Energy, Inc.	26,007	1,823,351
PG&E Corp.*	106,946	1,738,942
Consolidated Edison, Inc.	17,800	1,696,518
Public Service Enterprise Group, Inc.	27,139	1,662,806
WEC Energy Group, Inc.	16,942	1,588,482
Eversource Energy	18,855	1,580,803
Constellation Energy Corp.	17,768	1,531,779
FirstEnergy Corp.	34,271	1,437,326
Edison International	22,504	1,431,704
Ameren Corp.	15,969	1,419,963
DTE Energy Co.	11,837	1,391,203
PPL Corp.	47,037	1,374,421
Entergy Corp.	12,212	1,373,850
AES Corp.	45,727	1,315,108
CenterPoint Energy, Inc.	42,517	1,275,085
CMS Energy Corp.	19,885	1,259,317
Avangrid, Inc.	28,264	1,214,787
Evergy, Inc.	17,438	1,097,373
Alliant Energy Corp.	19,752	1,090,508
Vistra Corp.	38,550	894,360
NRG Energy, Inc.	27,724	882,178
Pinnacle West Capital Corp.	11,252	855,602
OGE Energy Corp.	20,756	820,900
Clearway Energy, Inc. — Class C	23,458	747,606
IDACORP, Inc.	6,402	690,456
Portland General Electric Co.	13,388	656,012
Ormat Technologies, Inc.	7,521	650,416
Hawaiian Electric Industries, Inc.	15,321	641,184
Black Hills Corp.	9,014	634,045
PNM Resources, Inc.	12,352	602,654
NorthWestern Corp.	9,237	548,124
Avista Corp.	12,123	537,534
Total Electric		53,639,258
Gas - 10.4%
Atmos Energy Corp.	10,171	1,139,864
NiSource, Inc.	35,606	976,317
UGI Corp.	21,850	809,980
National Fuel Gas Co.	11,405	721,936
New Jersey Resources Corp.	12,861	638,163
South Jersey Industries, Inc.	17,133	608,735
ONE Gas, Inc.	7,635	578,122
Spire, Inc.	8,156	561,622
Southwest Gas Holdings, Inc.	8,970	555,064
Total Gas		6,589,803
Water - 4.1%
American Water Works Company, Inc.	10,063	1,533,802
Essential Utilities, Inc.	21,748	1,038,032
Total Water		2,571,834
Energy-Alternate Sources - 0.7%
Sunnova Energy International, Inc.*	22,873	411,942
Total Common Stocks
(Cost $56,992,013)		63,212,837

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23	$196,472	196,472
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23	75,566	75,566
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23	75,332	75,332
Total Repurchase Agreements
(Cost $347,370)		347,370
Total Investments - 100.4%
(Cost $57,339,383)		$63,560,207
Other Assets & Liabilities, net - (0.4)%		(277,643)
Total Net Assets - 100.0%		$63,282,564

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$63,212,837	$—	$—	$63,212,837
Repurchase Agreements	—	347,370	—	347,370
Total Assets	$63,212,837	$347,370	$—	$63,560,207

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
3.79% due 01/17/23[1,2]	$54,000	$53,923
Total U.S. Treasury Bills
(Cost $53,907)		53,923

REPURCHASE AGREEMENTS††,3 - 82.9%
J.P. Morgan Securities LLC issued 12/30/22 at 4.26% due 01/03/23[4]	728,319	728,319
BofA Securities, Inc. issued 12/30/22 at 4.25% due 01/03/23[4]	280,123	280,123
Barclays Capital, Inc. issued 12/30/22 at 4.21% due 01/03/23[4]	279,255	279,255
Total Repurchase Agreements
(Cost $1,287,697)		1,287,697
Total Investments - 86.4%
(Cost $1,341,604)		$1,341,620
Other Assets & Liabilities, net - 13.6%		210,984
Total Net Assets - 100.0%		$1,552,604

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	24	Mar 2023	$2,478,480	$4,119

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	(Federal Funds Rate + 0.10%)	At Maturity	03/17/23	6,315	$651,648	$5,338

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2022.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$53,923	$—	$53,923
Repurchase Agreements	—	1,287,697	—	1,287,697
Currency Futures Contracts**	4,119	—	—	4,119
Currency Index Swap Agreements**	—	5,338	—	5,338
Total Assets	$4,119	$1,346,958	$—	$1,351,077

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Shares 12/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$307,657	$–	$(303,616)	$(5,840)	$1,799	$–	–	$1,682
Guggenheim Ultra Short Duration Fund — Institutional Class	308,689	–	(305,051)	(7,601)	3,963	–	–	1,149
	$616,346	$–	$(608,667)	$(13,441)	$5,762	$–		$2,831

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC (the "Adviser") as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's®, countries or markets with low - to middle - income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market,or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic,regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.26%			0.38% - 2.13%
Due 01/03/23	$152,635,704	$152,689,890	Due 10/31/23 - 05/31/26	$171,586,500	$155,688,423
BofA Securities, Inc.			U.S. Treasury Notes
4.25%			0.88% - 1.38%
Due 01/03/23	58,706,040	58,726,832	Due 09/30/26 - 12/31/28	67,728,600	59,880,171
Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
4.21%			0.13%
Due 01/03/23	58,524,226	58,544,758	Due 01/15/31	67,503,920	59,694,784

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$16,043	$15,772	*
Biotechnology Fund	348,862	341,490	*

Consumer Products Fund	200,444	208,911
Electronics Fund	936,940	969,433
Emerging Markets 2x Strategy Fund	27,919	29,827
Energy Fund	560,081	574,855
Europe 1.25x Strategy Fund	3,501	3,638
Financial Services Fund	32,501	32,802
Health Care Fund	39,115	38,289	*
Internet Fund	110,414	116,222
Leisure Fund	108,352	114,043
Mid-Cap 1.5x Strategy Fund	11,907	12,170
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	810,067	834,554
NASDAQ-100® Fund	4,564,738	4,702,863
Precious Metals Fund	1,111,753	1,178,897
Retailing Fund	144,289	149,496
Russell 2000® 1.5x Strategy Fund	26,936	28,035
Russell 2000® Fund	1,293,574	1,333,648
S&P SmallCap 600® Pure Value Fund	47,528	49,245
Technology Fund	120,416	122,953
Telecommunications Fund	19,298	19,071	*
Transportation Fund	521,085	537,883

*	Subsequent to December 31, 2022, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$10,025,581	$-	$(783,162)	$(783,162)
Basic Materials Fund	24,514,651	10,142,067	(471,273)	9,670,794
Biotechnology Fund	83,294,244	65,510,164	(12,935,296)	52,574,868
Consumer Products Fund	69,959,405	36,789,077	(1,390,621)	35,398,456
Dow Jones Industrial Average® Fund	36,412,770	544,482	(409,764)	134,718
Electronics Fund	25,588,190	9,473,380	(1,002,918)	8,470,462
Emerging Markets 2x Strategy Fund	3,472,514	–	(312,185)	(312,185)
Emerging Markets Bond Strategy Fund	400,833	2,988	(2,338)	650
Energy Fund	72,199,566	16,731,552	(468,132)	16,263,420
Energy Services Fund	13,235,848	746,178	–	746,178
Europe 1.25x Strategy Fund	1,990,821	99,093	(24,495)	74,598
Financial Services Fund	10,598,708	–	(2,655,053)	(2,655,053)
Government Long Bond 1.2x Strategy Fund	61,675,402	16	(4,330,724)	(4,330,708)
Health Care Fund	45,934,702	3,671,321	(1,063,838)	2,607,483
High Yield Strategy Fund	17,340,838	479,720	(150,193)	329,527
Internet Fund	9,340,667	396,516	(1,135,097)	(738,581)
Inverse Emerging Markets 2x Strategy Fund	1,067,871	37,279	(3,091)	34,188
Inverse Government Long Bond Strategy Fund	43,800,876	–	(2,168,994)	(2,168,994)
Inverse High Yield Strategy Fund	13,856,543	150,467	(30,060)	120,407
Inverse Mid-Cap Strategy Fund	656,473	24,428	(2,476)	21,952
Inverse NASDAQ-100® Strategy Fund	84,425,896	2,501,353	(15,834)	2,485,519
Inverse Russell 2000® Strategy Fund	14,195,667	448,190	(36,183)	412,007
Inverse S&P 500® Strategy Fund	89,489,943	2,670,402	(308,349)	2,362,053
Japan 2x Strategy Fund	1,061,721	88,495	(149,857)	(61,362)
Leisure Fund	8,883,284	1,192,500	(874,343)	318,157
Long Short Equity Fund	13,590,144	1,707,805	(588,232)	1,119,573
Mid-Cap 1.5x Strategy Fund	13,501,029	425,777	(807,373)	(381,596)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	323,505,579	–	(93,033,736)	(93,033,736)
NASDAQ-100® Fund	483,807,915	639,442,661	(24,854,813)	614,587,848
Nova Fund	82,774,876	2,456,845	(2,782,320)	(325,475)
Precious Metals Fund	72,785,706	–	(16,224,195)	(16,224,195)
Real Estate Fund	2,606,668	–	(286,640)	(286,640)
Retailing Fund	8,646,652	569,420	(426,460)	142,960
Russell 2000® 1.5x Strategy Fund	7,067,957	306,701	(1,336,218)	(1,029,517)
Russell 2000® Fund	33,291,139	1,193,697	(5,830,966)	(4,637,269)
S&P 500® Fund	89,234,063	–	(1,691,690)	(1,691,690)
S&P 500® Pure Growth Fund	25,246,483	1,989,679	(447,931)	1,541,748
S&P 500® Pure Value Fund	73,637,533	–	(5,842,767)	(5,842,767)
S&P MidCap 400® Pure Growth Fund	38,697,745	1,922,496	(925,515)	996,981
S&P MidCap 400® Pure Value Fund	24,950,190	–	(1,113,618)	(1,113,618)
S&P SmallCap 600® Pure Growth Fund	14,639,774	389,440	(350,361)	39,079
S&P SmallCap 600® Pure Value Fund	7,272,019	–	(231,525)	(231,525)
Strengthening Dollar 2x Strategy Fund	8,143,229	732	(50,918)	(50,186)
Technology Fund	19,138,454	9,400,738	(1,005,396)	8,395,342
Telecommunications Fund	2,524,559	–	(436,265)	(436,265)
Transportation Fund	11,340,043	2,094,122	(1,286,089)	808,033
Utilities Fund	62,742,971	1,810,711	(993,475)	817,236
Weakening Dollar 2x Strategy Fund	1,341,601	9,473	–	9,473

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended period. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.